:: Access Flex Bear High Yield ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Repurchase Agreements(a) (27.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $129,000.	$129,000	$129,000
TOTAL REPURCHASE AGREEMENTS
(Cost $129,000)		129,000
TOTAL INVESTMENT SECURITIES		129,000
(Cost $129,000) - 27.5%
Net other assets (liabilities) - 72.5%		340,579
NET ASSETS - (100.0%)		$469,579

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	3	7/1/21	$(371,977)	$2,973

Centrally Cleared Swap Agreements

Credit Default Swap Agreements - Buy Protection (1)

Underlying Instrument	Payment Frequency	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at April 30, 2021(2)	Notional Amount (3)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement; Series 36	Daily	5 .00%	6/20/26	2.89%	$450,000	$(44,254)	$(38,009)	$(6,245)	$689

(1)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(3)	The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

:: Access Flex High Yield ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

U.S. Treasury Obligation (66.3%)

	Principal Amount	Value
U.S. Treasury Notes, 0.75%, 4/30/26	$12,000,000	$11,943,281
TOTAL U.S. TREASURY OBLIGATION
(Cost $11,922,228)		11,943,281
Repurchase Agreements(a) (28.1%)
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $5,070,000.	5,070,000	5,070,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,070,000)		5,070,000
TOTAL INVESTMENT SECURITIES		17,013,281
(Cost $16,992,229) - 94.4%
Net other assets (liabilities) - 5.6%		1,016,426
NET ASSETS - (100.0%)		$18,029,707

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	5	7/1/21	$619,961	$(5,007)

Centrally Cleared Swap Agreements

Credit Default Swap Agreements - Sell Protection (1)

Underlying Instrument	Payment Frequency	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at April 30, 2021(2)	Notional Amount (3)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement; Series 36	Daily	5 .00%	6/20/26	2.84%	$15,170,000	$1,491,831	$1,289,401	$202,430	$(23,969)

(1)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(3)	The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Banks UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks (73.9%)

	Shares	Value
Bank of America Corp. (Banks)	167,867	$6,803,649
Bank OZK (Banks)	2,672	109,525
BOK Financial Corp. (Banks)	676	59,447
Citigroup, Inc. (Banks)	46,121	3,285,660
Citizens Financial Group, Inc. (Banks)	9,392	434,662
Comerica, Inc. (Banks)	3,075	231,117
Commerce Bancshares, Inc. (Banks)	2,328	181,142
Cullen/Frost Bankers, Inc. (Banks)	1,242	149,115
East West Bancorp, Inc. (Banks)	3,128	238,197
F.N.B. Corp. (Banks)	7,106	91,596
Fifth Third Bancorp (Banks)	15,716	637,127
First Citizens BancShares, Inc. - Class A (Banks)	160	138,794
First Financial Bankshares, Inc. (Banks)	3,143	154,258
First Horizon Corp. (Banks)	12,275	224,517
First Republic Bank (Banks)	3,887	712,254
Glacier Bancorp, Inc. (Banks)	2,109	124,326
Home BancShares, Inc. (Banks)	3,359	93,481
Huntington Bancshares, Inc. (Banks)	22,479	344,378
JPMorgan Chase & Co. (Banks)	67,425	10,370,638
KeyCorp (Banks)	21,408	465,838
M&T Bank Corp. (Banks)	2,845	448,628
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	10,291	123,080
People's United Financial, Inc. (Banks)	9,404	170,495
Pinnacle Financial Partners, Inc. (Banks)	1,679	147,148
Popular, Inc. (Banks)	1,862	137,714
Prosperity Bancshares, Inc. (Banks)	2,054	150,681
Regions Financial Corp. (Banks)	21,230	462,814
Signature Bank (Banks)	1,260	316,903
SVB Financial Group* (Banks)	1,191	681,050
Synovus Financial Corp. (Banks)	3,285	153,935
TCF Financial Corp. (Banks)	3,371	153,448
TFS Financial Corp. (Thrifts & Mortgage Finance)	1,057	20,675
The PNC Financial Services Group, Inc. (Banks)	9,370	1,751,722
Truist Financial Corp. (Banks)	29,768	1,765,540
U.S. Bancorp (Banks)	30,198	1,792,251
UMB Financial Corp. (Banks)	958	92,955
Umpqua Holdings Corp. (Banks)	4,872	90,814
United Bankshares, Inc. (Banks)	2,850	111,920
Valley National Bancorp (Banks)	8,964	123,434
Webster Financial Corp. (Banks)	1,996	105,608
Wells Fargo & Co. (Banks)	91,358	4,115,678
Western Alliance Bancorp (Banks)	2,285	240,085
Wintrust Financial Corp. (Banks)	1,256	96,838
Zions Bancorp (Banks)	3,629	202,498
TOTAL COMMON STOCKS
(Cost $26,793,828)		38,305,635

Repurchase Agreements(a)(b) (23.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $12,052,000	$12,052,000	$12,052,000
TOTAL REPURCHASE AGREEMENTS
(Cost $12,052,000)		12,052,000
TOTAL INVESTMENT SECURITIES
(Cost $38,845,828) - 97.2%		50,357,635
Net other assets (liabilities) - 2.8%		1,475,433
NET ASSETS - 100.0%		$51,833,068

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $4,998,000.

Banks UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Banks Index	Goldman Sachs International	5/24/21	0.58%	$19,305,095	$471,142
Dow Jones U.S. Banks Index	UBS AG	5/24/21	0.43%	20,229,639	415,168
				$39,534,734	$886,310

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Banks UltraSector ProFund invested in the following industries as of April 30, 2021:

	Value	% of Net Assets
Banks	$38,161,880	73.6%
Thrifts & Mortgage Finance	143,755	0.3%
Other **	13,527,433	26.1%
Total	$51,833,068	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Basic Materials UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks (72.9%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	2,963	$854,766
Albemarle Corp. (Chemicals)	1,562	262,682
Alcoa Corp.* (Metals & Mining)	2,487	91,124
Ashland Global Holdings, Inc. (Chemicals)	733	63,192
Axalta Coating Systems, Ltd.* (Chemicals)	2,784	88,782
Celanese Corp. (Chemicals)	1,530	239,675
CF Industries Holdings, Inc. (Chemicals)	2,864	139,276
Commercial Metals Co. (Metals & Mining)	1,602	46,810
Corteva, Inc. (Chemicals)	9,966	485,942
Dow, Inc. (Chemicals)	9,974	623,375
DuPont de Nemours, Inc. (Chemicals)	7,208	555,809
Eastman Chemical Co. (Chemicals)	1,822	210,241
Ecolab, Inc. (Chemicals)	3,331	746,544
Element Solutions, Inc. (Chemicals)	2,903	63,518
FMC Corp. (Chemicals)	1,733	204,910
Freeport-McMoRan, Inc. (Metals & Mining)	19,523	736,212
Huntsman Corp. (Chemicals)	2,661	76,291
Ingevity Corp.* (Chemicals)	537	41,929
International Flavors & Fragrances, Inc. (Chemicals)	3,331	473,568
Linde PLC (Chemicals)	6,998	2,000,308
LyondellBasell Industries N.V. - Class A (Chemicals)	3,445	357,384
NewMarket Corp. (Chemicals)	97	33,619
Newmont Corp. (Metals & Mining)	10,716	668,786
Nucor Corp. (Metals & Mining)	3,991	328,300
PPG Industries, Inc. (Chemicals)	3,176	543,858
Reliance Steel & Aluminum Co. (Metals & Mining)	852	136,584
Royal Gold, Inc. (Metals & Mining)	882	98,661
RPM International, Inc. (Chemicals)	1,741	165,116
Steel Dynamics, Inc. (Metals & Mining)	2,679	145,255
The Chemours Co. (Chemicals)	2,206	66,621
The Mosaic Co. (Chemicals)	4,613	162,285
The Scotts Miracle-Gro Co. - Class A (Chemicals)	546	126,213
Valvoline, Inc. (Chemicals)	2,425	76,145
W.R. Grace & Co. (Chemicals)	835	57,390
Westlake Chemical Corp. (Chemicals)	463	43,471
TOTAL COMMON STOCKS
(Cost $8,199,102)		11,014,642

Repurchase Agreements(a)(b) (26.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $4,057,000	$4,057,000	$4,057,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,057,000)		4,057,000
TOTAL INVESTMENT SECURITIES
(Cost $12,256,102) - 99.7%		15,071,642
Net other assets (liabilities) - 0.3%		42,060
NET ASSETS - 100.0%		$15,113,702

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $1,469,000.

Basic Materials UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	5/24/21	0.58%	$6,567,639	$(13,645)
Dow Jones U.S. Basic Materials Index	UBS AG	5/24/21	0.43%	5,162,703	(8,644)
				$11,730,342	$(22,289)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Basic Materials UltraSector ProFund invested in the following industries as of April 30, 2021:

	Value	% of Net Assets
Chemicals	$8,762,910	58.0%
Metals & Mining	2,251,732	14.9%
Other **	4,099,060	27.1%
Total	$15,113,702	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Bear ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Repurchase Agreements(a)(b) (102.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $11,620,000	$11,620,000	$11,620,000
TOTAL REPURCHASE AGREEMENTS
(Cost $11,620,000)		11,620,000
TOTAL INVESTMENT SECURITIES
(Cost $11,620,000) - 102.9%		11,620,000
Net other assets (liabilities) - (2.9)%		(323,010)
NET ASSETS - 100.0%		$11,296,990

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $1,410,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	8	6/21/21	$(1,669,760)	$(124,355)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	5/27/21	(0.43)%	$(6,572,805)	$11,130
S&P 500	UBS AG	5/27/21	(0.23)%	(3,223,682)	3,759
				$(9,796,487)	$14,889

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks (79.7%)

	Shares	Value
10X Genomics, Inc.* - Class A (Life Sciences Tools & Services)	7,709	$1,524,840
AbbVie, Inc. (Biotechnology)	186,077	20,747,585
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	12,311	253,114
Acceleron Pharma, Inc.* (Biotechnology)	5,551	693,708
Agilent Technologies, Inc. (Life Sciences Tools & Services)	32,107	4,290,779
Agios Pharmaceuticals, Inc.* (Biotechnology)	6,087	339,655
Alexion Pharmaceuticals, Inc.* (Biotechnology)	23,166	3,907,641
Alkermes PLC* (Biotechnology)	16,779	369,222
Allogene Therapeutics, Inc.* (Biotechnology)	6,966	215,389
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	12,329	1,733,951
Amgen, Inc. (Biotechnology)	60,860	14,584,489
Avantor, Inc.* (Life Sciences Tools & Services)	54,469	1,745,187
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	882	43,315
Biogen, Inc.* (Biotechnology)	16,047	4,289,845
BioMarin Pharmaceutical, Inc.* (Biotechnology)	19,160	1,492,947
Bio-Techne Corp. (Life Sciences Tools & Services)	4,088	1,747,579
Bluebird Bio, Inc.* (Biotechnology)	7,075	212,250
Blueprint Medicines Corp.* (Biotechnology)	6,107	588,226
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	5,244	1,743,368
Emergent BioSolutions, Inc.* (Biotechnology)	4,774	291,119
Exact Sciences Corp.* (Biotechnology)	17,818	2,348,769
Exelixis, Inc.* (Biotechnology)	32,875	809,383
FibroGen, Inc.* (Biotechnology)	8,823	196,929
Gilead Sciences, Inc. (Biotechnology)	132,412	8,404,189
Horizon Therapeutics PLC* (Pharmaceuticals)	65,754	6,221,644
Illumina, Inc.* (Life Sciences Tools & Services)	15,374	6,039,522
Incyte Corp.* (Biotechnology)	19,691	1,681,218
Ionis Pharmaceuticals, Inc.* (Biotechnology)	14,832	635,106
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	20,156	4,730,412
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	2,467	3,239,960
Moderna, Inc.* (Biotechnology)	32,015	5,724,921
Nektar Therapeutics* (Pharmaceuticals)	19,197	376,453
Neurocrine Biosciences, Inc.* (Biotechnology)	9,899	935,357
Novavax, Inc.* (Biotechnology)	7,160	1,696,419
PPD, Inc.* (Life Sciences Tools & Services)	11,443	528,667
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	6,801	1,135,019
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	11,094	5,339,542
Repligen Corp.* (Biotechnology)	5,367	1,136,248
Sarepta Therapeutics, Inc.* (Biotechnology)	8,369	592,860
Seagen, Inc.* (Biotechnology)	13,363	1,921,065
Syneos Health, Inc.* (Life Sciences Tools & Services)	8,710	739,044
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	6,631	740,285
United Therapeutics Corp.* (Biotechnology)	4,694	946,123
Vertex Pharmaceuticals, Inc.* (Biotechnology)	27,393	5,977,152
Vir Biotechnology, Inc.* (Biotechnology)	6,870	327,974
TOTAL COMMON STOCKS
(Cost $46,259,770)		123,238,470

Repurchase Agreements(a)(b) (25.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $40,077,000	$40,077,000	$40,077,000
TOTAL REPURCHASE AGREEMENTS
(Cost $40,077,000)		40,077,000
TOTAL INVESTMENT SECURITIES
(Cost $86,336,770) - 105.6%		163,315,470
Net other assets (liabilities) - (5.6)%		(8,602,858)
NET ASSETS - 100.0%		$154,712,612

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $23,690,000.

Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	5/24/21	0.58%	$59,467,629	$(814,872)
Dow Jones U.S. Biotechnology Index	UBS AG	5/24/21	0.58%	49,353,648	(782,883)
				$108,821,277	$(1,597,755)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Biotechnology UltraSector ProFund invested in the following industries as of April 30, 2021:

	Value	% of Net Assets
Biotechnology	$89,132,682	57.6%
Life Sciences Tools & Services	27,507,691	17.8%
Pharmaceuticals	6,598,097	4.3%
Other **	31,474,142	20.3%
Total	$154,712,612	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Bull ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks (82.5%)

	Shares	Value
3M Co. (Industrial Conglomerates)	762	$150,221
A.O. Smith Corp. (Building Products)	178	12,060
Abbott Laboratories (Health Care Equipment & Supplies)	2,330	279,786
AbbVie, Inc. (Biotechnology)	2,322	258,903
ABIOMED, Inc.* (Health Care Equipment & Supplies)	59	18,923
Accenture PLC - Class A (IT Services)	833	241,545
Activision Blizzard, Inc. (Entertainment)	1,018	92,831
Adobe, Inc.* (Software)	631	320,762
Advance Auto Parts, Inc. (Specialty Retail)	86	17,214
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,594	130,102
Aflac, Inc. (Insurance)	843	45,294
Agilent Technologies, Inc. (Life Sciences Tools & Services)	401	53,590
Air Products & Chemicals, Inc. (Chemicals)	291	83,948
Akamai Technologies, Inc.* (IT Services)	215	23,371
Alaska Air Group, Inc.* (Airlines)	164	11,339
Albemarle Corp. (Chemicals)	153	25,730
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	167	30,244
Alexion Pharmaceuticals, Inc.* (Biotechnology)	289	48,749
Align Technology, Inc.* (Health Care Equipment & Supplies)	95	56,575
Allegion PLC (Building Products)	119	15,991
Alliant Energy Corp. (Electric Utilities)	328	18,424
Alphabet, Inc.* - Class A (Interactive Media & Services)	395	929,633
Alphabet, Inc.* - Class C (Interactive Media & Services)	379	913,435
Altria Group, Inc. (Tobacco)	2,444	116,701
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	562	1,948,689
Amcor PLC (Containers & Packaging)	2,053	24,123
Ameren Corp. (Multi-Utilities)	333	28,252
American Airlines Group, Inc.* (Airlines)	842	18,288
American Electric Power Co., Inc. (Electric Utilities)	653	57,928
American Express Co. (Consumer Finance)	858	131,575
American International Group, Inc. (Insurance)	1,137	55,088
American Tower Corp. (Equity Real Estate Investment Trusts)	585	149,039
American Water Works Co., Inc. (Water Utilities)	239	37,282
Ameriprise Financial, Inc. (Capital Markets)	153	39,535
AmerisourceBergen Corp. (Health Care Providers & Services)	194	23,435
AMETEK, Inc. (Electrical Equipment)	304	41,019
Amgen, Inc. (Biotechnology)	759	181,887
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	788	53,064
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	485	74,283
ANSYS, Inc.* (Software)	114	41,685
Anthem, Inc. (Health Care Providers & Services)	321	121,784
Aon PLC (Insurance)	297	74,678
APA Corp. (Oil, Gas & Consumable Fuels)	498	9,960
Apple, Inc. (Technology Hardware, Storage & Peripherals)	20,747	2,727,402
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,206	160,048
Aptiv PLC* (Auto Components)	355	51,081
Archer-Daniels-Midland Co. (Food Products)	734	46,337
Arista Networks, Inc.* (Communications Equipment)	73	23,007
Arthur J. Gallagher & Co. (Insurance)	254	36,817
Assurant, Inc. (Insurance)	76	11,826
AT&T, Inc. (Diversified Telecommunication Services)	9,377	294,532
Atmos Energy Corp. (Gas Utilities)	168	17,403
Autodesk, Inc.* (Software)	289	84,362
Automatic Data Processing, Inc. (IT Services)	562	105,088
AutoZone, Inc.* (Specialty Retail)	29	42,459
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	184	35,328
Avery Dennison Corp. (Containers & Packaging)	109	23,345
Baker Hughes Co. - Class A (Energy Equipment & Services)	960	19,277
Ball Corp. (Containers & Packaging)	431	40,358
Bank of America Corp. (Banks)	9,989	404,854
Baxter International, Inc. (Health Care Equipment & Supplies)	664	56,898
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	382	95,045
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	2,507	689,300
Best Buy Co., Inc. (Specialty Retail)	302	35,114
Biogen, Inc.* (Biotechnology)	200	53,466
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	28	17,644
BlackRock, Inc. - Class A (Capital Markets)	187	153,209
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	54	133,168
BorgWarner, Inc. (Auto Components)	315	15,303
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	186	20,339
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,863	81,227
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,946	183,889
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	537	244,979
Broadridge Financial Solutions, Inc. (IT Services)	152	24,112
Brown-Forman Corp. - Class B (Beverages)	240	18,307
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	176	17,086
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	526	8,768
Cadence Design Systems, Inc.* (Software)	366	48,228
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	273	26,710
Campbell Soup Co. (Food Products)	267	12,749

Bull ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Capital One Financial Corp. (Consumer Finance)	604	$90,044
Cardinal Health, Inc. (Health Care Providers & Services)	387	23,352
CarMax, Inc.* (Specialty Retail)	214	28,513
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	1,049	29,330
Carrier Global Corp. (Building Products)	1,076	46,892
Catalent, Inc.* (Pharmaceuticals)	224	25,193
Caterpillar, Inc. (Machinery)	717	163,556
Cboe Global Markets, Inc. (Capital Markets)	141	14,716
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	441	37,573
CDW Corp. (Electronic Equipment, Instruments & Components)	185	32,991
Celanese Corp. (Chemicals)	150	23,498
Centene Corp.* (Health Care Providers & Services)	765	47,231
CenterPoint Energy, Inc. (Multi-Utilities)	726	17,780
Cerner Corp. (Health Care Technology)	403	30,245
CF Industries Holdings, Inc. (Chemicals)	282	13,714
Charter Communications, Inc.* - Class A (Media)	186	125,262
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,533	261,076
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	37	55,205
Chubb, Ltd. (Insurance)	591	101,410
Church & Dwight Co., Inc. (Household Products)	323	27,694
Cigna Corp. (Health Care Providers & Services)	463	115,292
Cincinnati Financial Corp. (Insurance)	197	22,198
Cintas Corp. (Commercial Services & Supplies)	116	40,036
Cisco Systems, Inc. (Communications Equipment)	5,550	282,551
Citigroup, Inc. (Banks)	2,744	195,483
Citizens Financial Group, Inc. (Banks)	559	25,871
Citrix Systems, Inc. (Software)	161	19,940
CME Group, Inc. (Capital Markets)	472	95,339
CMS Energy Corp. (Multi-Utilities)	380	24,468
Cognizant Technology Solutions Corp. - Class A (IT Services)	698	56,119
Colgate-Palmolive Co. (Household Products)	1,116	90,061
Comcast Corp. - Class A (Media)	6,010	337,462
Comerica, Inc. (Banks)	183	13,754
Conagra Brands, Inc. (Food Products)	642	23,812
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,781	91,080
Consolidated Edison, Inc. (Multi-Utilities)	450	34,835
Constellation Brands, Inc. - Class A (Beverages)	224	53,832
Copart, Inc.* (Commercial Services & Supplies)	273	33,991
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,011	44,696
Corteva, Inc. (Chemicals)	978	47,687
Costco Wholesale Corp. (Food & Staples Retailing)	582	216,556
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	567	107,197
CSX Corp. (Road & Rail)	1,002	100,952
Cummins, Inc. (Machinery)	195	49,148
CVS Health Corp. (Health Care Providers & Services)	1,724	131,714
D.R. Horton, Inc. (Household Durables)	435	42,756
Danaher Corp. (Health Care Equipment & Supplies)	833	211,532
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	171	25,089
DaVita, Inc.* (Health Care Providers & Services)	95	11,070
Deere & Co. (Machinery)	412	152,790
Delta Air Lines, Inc.* (Airlines)	839	39,366
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	288	19,443
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	779	18,213
DexCom, Inc.* (Health Care Equipment & Supplies)	127	49,035
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	238	19,452
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	370	57,095
Discover Financial Services (Consumer Finance)	403	45,942
Discovery, Inc.* (Media)	215	8,097
Discovery, Inc.* - Class C (Media)	382	12,342
DISH Network Corp.* - Class A (Media)	325	14,557
Dollar General Corp. (Multiline Retail)	323	69,364
Dollar Tree, Inc.* (Multiline Retail)	309	35,504
Dominion Energy, Inc. (Multi-Utilities)	1,060	84,694
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	52	21,962
Dover Corp. (Machinery)	189	28,197
Dow, Inc. (Chemicals)	980	61,250
DTE Energy Co. (Multi-Utilities)	254	35,565
Duke Energy Corp. (Electric Utilities)	1,010	101,697
Duke Realty Corp. (Equity Real Estate Investment Trusts)	492	22,888
DuPont de Nemours, Inc. (Chemicals)	708	54,594
DXC Technology Co.* (IT Services)	336	11,058
Eastman Chemical Co. (Chemicals)	178	20,539
Eaton Corp. PLC (Electrical Equipment)	523	74,751
eBay, Inc. (Internet & Direct Marketing Retail)	850	47,422
Ecolab, Inc. (Chemicals)	327	73,287
Edison International (Electric Utilities)	499	29,666
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	821	78,422
Electronic Arts, Inc. (Entertainment)	379	53,848
Eli Lilly & Co. (Pharmaceuticals)	1,046	191,177
Emerson Electric Co. (Electrical Equipment)	789	71,397
Enphase Energy, Inc.* (Electrical Equipment)	169	23,533
Entergy Corp. (Electric Utilities)	263	28,743

Bull ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares		Value
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	767		$56,482
Equifax, Inc. (Professional Services)	160		36,677
Equinix, Inc. (Equity Real Estate Investment Trusts)	118		85,050
Equity Residential (Equity Real Estate Investment Trusts)	450		33,404
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	85		24,694
Etsy, Inc.* (Internet & Direct Marketing Retail)	166		32,999
Everest Re Group, Ltd. (Insurance)	53		14,678
Evergy, Inc. (Electric Utilities)	298		19,063
Eversource Energy (Electric Utilities)	451		38,885
Exelon Corp. (Electric Utilities)	1,284		57,703
Expedia Group, Inc.* (Internet & Direct Marketing Retail)	183		32,250
Expeditors International of Washington, Inc. (Air Freight & Logistics)	223		24,499
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	174		25,872
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	5,566		318,599
F5 Networks, Inc.* (Communications Equipment)	81		15,128
Facebook, Inc.* - Class A (Interactive Media & Services)	3,162		1,027,902
Fastenal Co. (Trading Companies & Distributors)	755		39,472
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	92		10,381
FedEx Corp. (Air Freight & Logistics)	320		92,899
Fidelity National Information Services, Inc. (IT Services)	817		124,919
Fifth Third Bancorp (Banks)	936		37,945
First Horizon Corp. (Banks)	–	†	7
First Republic Bank (Banks)	232		42,512
FirstEnergy Corp. (Electric Utilities)	715		27,113
Fiserv, Inc.* (IT Services)	757		90,931
FleetCor Technologies, Inc.* (IT Services)	110		31,649
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	173		10,375
FMC Corp. (Chemicals)	170		20,101
Ford Motor Co.* (Automobiles)	5,139		59,304
Fortinet, Inc.* (Software)	178		36,353
Fortive Corp. (Machinery)	445		31,515
Fortune Brands Home & Security, Inc. (Building Products)	183		19,211
Fox Corp. - Class A (Media)	440		16,465
Fox Corp. - Class B (Media)	202		7,349
Franklin Resources, Inc. (Capital Markets)	359		10,770
Freeport-McMoRan, Inc. (Metals & Mining)	1,918		72,328
Garmin, Ltd. (Household Durables)	196		26,899
Gartner, Inc.* (IT Services)	116		22,722
Generac Holdings, Inc.* (Electrical Equipment)	83		26,888
General Dynamics Corp. (Aerospace & Defense)	305		58,020
General Electric Co. (Industrial Conglomerates)	11,528		151,247
General Mills, Inc. (Food Products)	804		48,931
General Motors Co.* (Automobiles)	1,668		95,443
Genuine Parts Co. (Distributors)	189		23,619
Gilead Sciences, Inc. (Biotechnology)	1,652		104,852
Global Payments, Inc. (IT Services)	389		83,491
Globe Life, Inc. (Insurance)	125		12,811
Halliburton Co. (Energy Equipment & Services)	1,169		22,866
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	459		9,667
Hartford Financial Services Group, Inc. (Insurance)	471		31,067
Hasbro, Inc. (Leisure Products)	168		16,708
HCA Healthcare, Inc. (Health Care Providers & Services)	348		69,969
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	709		24,347
Henry Schein, Inc.* (Health Care Providers & Services)	187		13,558
Hess Corp. (Oil, Gas & Consumable Fuels)	360		26,824
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,711		27,410
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	365		46,976
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	197		6,895
Hologic, Inc.* (Health Care Equipment & Supplies)	338		22,156
Honeywell International, Inc. (Industrial Conglomerates)	915		204,081
Hormel Foods Corp. (Food Products)	370		17,094
Host Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	928		16,852
Howmet Aerospace, Inc.* (Aerospace & Defense)	514		16,427
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,648		56,213
Humana, Inc. (Health Care Providers & Services)	169		75,246
Huntington Bancshares, Inc. (Banks)	1,338		20,498
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	53		11,253
IDEX Corp. (Machinery)	100		22,420
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	112		61,487
IHS Markit, Ltd. (Professional Services)	491		52,821
Illinois Tool Works, Inc. (Machinery)	379		87,344
Illumina, Inc.* (Life Sciences Tools & Services)	192		75,425
Incyte Corp.* (Biotechnology)	245		20,918
Ingersoll Rand, Inc.* (Machinery)	490		24,211
Intel Corp. (Semiconductors & Semiconductor Equipment)	5,342		307,325
Intercontinental Exchange, Inc. (Capital Markets)	738		86,870
International Business Machines Corp. (IT Services)	1,175		166,709

Bull ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
International Flavors & Fragrances, Inc. (Chemicals)	327	$46,490
International Paper Co. (Containers & Packaging)	518	30,043
Intuit, Inc. (Software)	360	148,378
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	155	134,075
Invesco, Ltd. (Capital Markets)	496	13,392
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	47	10,204
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	252	59,142
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	380	15,246
J.B. Hunt Transport Services, Inc. (Road & Rail)	110	18,778
Jack Henry & Associates, Inc. (IT Services)	100	16,283
Jacobs Engineering Group, Inc. (Construction & Engineering)	171	22,847
Johnson & Johnson (Pharmaceuticals)	3,456	562,396
Johnson Controls International PLC (Building Products)	947	59,036
JPMorgan Chase & Co. (Banks)	4,012	617,085
Juniper Networks, Inc. (Communications Equipment)	432	10,968
Kansas City Southern (Road & Rail)	120	35,065
Kellogg Co. (Food Products)	335	20,911
KeyCorp (Banks)	1,275	27,744
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	244	35,221
Kimberly-Clark Corp. (Household Products)	445	59,327
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	570	11,970
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,560	43,648
KLA Corp. (Semiconductors & Semiconductor Equipment)	203	64,016
L Brands, Inc.* (Specialty Retail)	307	20,231
L3Harris Technologies, Inc. (Aerospace & Defense)	270	56,492
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	129	34,297
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	188	116,645
Lamb Weston Holding, Inc. (Food Products)	193	15,537
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	433	26,526
Leggett & Platt, Inc. (Household Durables)	175	8,692
Leidos Holdings, Inc. (IT Services)	176	17,825
Lennar Corp. - Class A (Household Durables)	361	37,400
Lincoln National Corp. (Insurance)	238	15,263
Linde PLC (Chemicals)	688	196,657
Live Nation Entertainment, Inc.* (Entertainment)	188	15,393
LKQ Corp.* (Distributors)	368	17,189
Lockheed Martin Corp. (Aerospace & Defense)	324	123,301
Loews Corp. (Insurance)	298	16,614
Lowe's Cos., Inc. (Specialty Retail)	961	188,596
Lumen Technologies, Inc. (Diversified Telecommunication Services)	1,299	16,666
LyondellBasell Industries N.V. - Class A (Chemicals)	338	35,064
M&T Bank Corp. (Banks)	169	26,650
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,040	11,710
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	856	47,636
MarketAxess Holdings, Inc. (Capital Markets)	50	24,423
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	350	51,924
Marsh & McLennan Cos., Inc. (Insurance)	668	90,648
Martin Marietta Materials, Inc. (Construction Materials)	82	28,956
Masco Corp. (Building Products)	338	21,591
Mastercard, Inc. - Class A (IT Services)	1,153	440,515
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	353	33,182
McCormick & Co., Inc. (Food Products)	327	29,548
McDonald's Corp. (Hotels, Restaurants & Leisure)	980	231,357
McKesson Corp. (Health Care Providers & Services)	209	39,200
Medtronic PLC (Health Care Equipment & Supplies)	1,773	232,121
Merck & Co., Inc. (Pharmaceuticals)	3,327	247,862
MetLife, Inc. (Insurance)	988	62,866
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	30	39,400
MGM Resorts International (Hotels, Restaurants & Leisure)	540	21,989
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	354	53,203
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,471	126,609
Microsoft Corp. (Software)	9,917	2,500,868
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	150	23,600
Mohawk Industries, Inc.* (Household Durables)	77	15,824
Molson Coors Beverage Co.* - Class B (Beverages)	248	13,628
Mondelez International, Inc. - Class A (Food Products)	1,857	112,923
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	56	20,237
Monster Beverage Corp.* (Beverages)	486	47,166
Moody's Corp. (Capital Markets)	212	69,263
Morgan Stanley (Capital Markets)	1,974	162,953
Motorola Solutions, Inc. (Communications Equipment)	222	41,803
MSCI, Inc. - Class A (Capital Markets)	109	52,949
Nasdaq, Inc. (Capital Markets)	151	24,393
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	292	21,809
Netflix, Inc.* (Entertainment)	582	298,840

Bull ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Newell Brands, Inc. (Household Durables)	498	$13,426
Newmont Corp. (Metals & Mining)	1,052	65,655
News Corp. - Class A (Media)	515	13,490
News Corp. - Class B (Media)	161	3,914
NextEra Energy, Inc. (Electric Utilities)	2,577	199,742
Nielsen Holdings PLC (Professional Services)	471	12,081
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,671	221,607
NiSource, Inc. (Multi-Utilities)	516	13,426
Norfolk Southern Corp. (Road & Rail)	332	92,708
Northern Trust Corp. (Capital Markets)	274	31,181
Northrop Grumman Corp. (Aerospace & Defense)	204	72,306
NortonLifelock, Inc. (Software)	766	16,553
Norwegian Cruise Line Holdings, Ltd.*(a) (Hotels, Restaurants & Leisure)	478	14,842
NOV, Inc.* (Energy Equipment & Services)	512	7,654
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	322	11,534
Nucor Corp. (Metals & Mining)	392	32,246
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	815	489,310
NVR, Inc.* (Household Durables)	4	20,072
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	364	70,074
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,103	27,972
Old Dominion Freight Line, Inc. (Road & Rail)	127	32,742
Omnicom Group, Inc. (Media)	282	23,197
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	585	30,619
Oracle Corp. (Software)	2,439	184,852
O'Reilly Automotive, Inc.* (Specialty Retail)	92	50,865
Otis Worldwide Corp. (Machinery)	535	41,660
PACCAR, Inc. (Machinery)	456	40,985
Packaging Corp. of America (Containers & Packaging)	124	18,309
Parker-Hannifin Corp. (Machinery)	170	53,348
Paychex, Inc. (IT Services)	422	41,141
Paycom Software, Inc.* (Software)	65	24,987
PayPal Holdings, Inc.* (IT Services)	1,540	403,927
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	195	17,378
Pentair PLC (Machinery)	219	14,128
People's United Financial, Inc. (Banks)	560	10,153
PepsiCo, Inc. (Beverages)	1,813	261,362
PerkinElmer, Inc. (Life Sciences Tools & Services)	148	19,185
Perrigo Co. PLC (Pharmaceuticals)	175	7,285
Pfizer, Inc. (Pharmaceuticals)	7,334	283,459
Philip Morris International, Inc. (Tobacco)	2,048	194,560
Phillips 66 (Oil, Gas & Consumable Fuels)	575	46,523
Pinnacle West Capital Corp. (Electric Utilities)	148	12,528
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	270	41,534
Pool Corp. (Distributors)	53	22,394
PPG Industries, Inc. (Chemicals)	311	53,256
PPL Corp. (Electric Utilities)	1,012	29,480
Principal Financial Group, Inc. (Insurance)	334	21,333
Prologis, Inc. (Equity Real Estate Investment Trusts)	972	113,266
Prudential Financial, Inc. (Insurance)	522	52,388
PTC, Inc.* (Software)	138	18,070
Public Service Enterprise Group, Inc. (Multi-Utilities)	664	41,938
Public Storage (Equity Real Estate Investment Trusts)	199	55,951
PulteGroup, Inc. (Household Durables)	350	20,692
PVH Corp.* (Textiles, Apparel & Luxury Goods)	93	10,526
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	149	28,037
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,493	207,228
Quanta Services, Inc. (Construction & Engineering)	181	17,492
Quest Diagnostics, Inc. (Health Care Providers & Services)	176	23,211
Ralph Lauren Corp.* (Textiles, Apparel & Luxury Goods)	64	8,531
Raymond James Financial, Inc. (Capital Markets)	161	21,056
Raytheon Technologies Corp. (Aerospace & Defense)	1,997	166,230
Realty Income Corp. (Equity Real Estate Investment Trusts)	491	33,953
Regency Centers Corp. (Equity Real Estate Investment Trusts)	207	13,178
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	139	66,901
Regions Financial Corp. (Banks)	1,264	27,555
Republic Services, Inc. - Class A (Commercial Services & Supplies)	277	29,445
ResMed, Inc. (Health Care Equipment & Supplies)	192	36,090
Robert Half International, Inc. (Professional Services)	149	13,054
Rockwell Automation, Inc. (Electrical Equipment)	152	40,168
Rollins, Inc. (Commercial Services & Supplies)	292	10,886
Roper Technologies, Inc. (Industrial Conglomerates)	138	61,609
Ross Stores, Inc. (Specialty Retail)	468	61,280
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	288	25,042
S&P Global, Inc. (Capital Markets)	317	123,754
Salesforce.com, Inc.* (Software)	1,206	277,766
SBA Communications Corp. (Equity Real Estate Investment Trusts)	143	42,860
Schlumberger, Ltd. (Energy Equipment & Services)	1,839	49,745
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	264	24,510
Sealed Air Corp. (Containers & Packaging)	204	10,078
Sempra Energy (Multi-Utilities)	398	54,753

Bull ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
ServiceNow, Inc.* (Software)	258	$130,643
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	432	52,592
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	217	39,349
Snap-on, Inc. (Machinery)	72	17,107
Southwest Airlines Co.* (Airlines)	778	48,843
Stanley Black & Decker, Inc. (Machinery)	212	43,835
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,548	177,231
State Street Corp. (Capital Markets)	463	38,869
STERIS PLC (Health Care Equipment & Supplies)	112	23,634
Stryker Corp. (Health Care Equipment & Supplies)	430	112,931
SVB Financial Group* (Banks)	68	38,884
Synchrony Financial (Consumer Finance)	714	31,230
Synopsys, Inc.* (Software)	200	49,412
Sysco Corp. (Food & Staples Retailing)	671	56,854
T. Rowe Price Group, Inc. (Capital Markets)	300	53,760
Take-Two Interactive Software, Inc.* (Entertainment)	151	26,482
Tapestry, Inc.* (Textiles, Apparel & Luxury Goods)	366	17,513
Target Corp. (Multiline Retail)	659	136,585
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	435	58,495
Teledyne Technologies, Inc.* (Aerospace & Defense)	48	21,492
Teleflex, Inc. (Health Care Equipment & Supplies)	62	26,194
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	220	27,518
Tesla, Inc.* (Automobiles)	1,009	715,825
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,210	218,417
Textron, Inc. (Aerospace & Defense)	298	19,144
The AES Corp. (Independent Power and Renewable Electricity Producers)	879	24,454
The Allstate Corp. (Insurance)	398	50,466
The Bank of New York Mellon Corp. (Capital Markets)	1,061	52,923
The Boeing Co.* (Aerospace & Defense)	721	168,938
The Charles Schwab Corp. (Capital Markets)	1,968	138,547
The Clorox Co. (Household Products)	166	30,295
The Coca-Cola Co. (Beverages)	5,099	275,244
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	65	26,708
The Estee Lauder Co., Inc. (Personal Products)	302	94,768
The Gap, Inc. (Specialty Retail)	272	9,003
The Goldman Sachs Group, Inc. (Capital Markets)	453	157,847
The Hershey Co. (Food Products)	193	31,710
The Home Depot, Inc. (Specialty Retail)	1,416	458,317
The Interpublic Group of Cos., Inc. (Media)	515	16,351
The JM Smucker Co. - Class A (Food Products)	144	18,863
The Kraft Heinz Co. (Food Products)	853	35,220
The Kroger Co. (Food & Staples Retailing)	1,002	36,613
The Mosaic Co. (Chemicals)	454	15,972
The PNC Financial Services Group, Inc. (Banks)	558	104,318
The Procter & Gamble Co. (Household Products)	3,237	431,881
The Progressive Corp. (Insurance)	771	77,671
The Sherwin-Williams Co. (Chemicals)	319	87,364
The Southern Co. (Electric Utilities)	1,389	91,910
The TJX Cos., Inc. (Specialty Retail)	1,579	112,109
The Travelers Cos., Inc. (Insurance)	332	51,347
The Walt Disney Co.* (Entertainment)	2,387	444,031
The Western Union Co. (IT Services)	541	13,936
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,597	38,903
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	517	243,109
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	768	101,476
Tractor Supply Co. (Specialty Retail)	153	28,856
Trane Technologies PLC (Building Products)	314	54,583
TransDigm Group, Inc.* (Aerospace & Defense)	72	44,189
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	330	27,060
Truist Financial Corp. (Banks)	1,771	105,038
Twitter, Inc.* (Interactive Media & Services)	1,050	57,981
Tyler Technologies, Inc.* (Software)	54	22,942
Tyson Foods, Inc. - Class A (Food Products)	388	30,051
U.S. Bancorp (Banks)	1,797	106,652
UDR, Inc. (Equity Real Estate Investment Trusts)	390	18,116
Ulta Beauty, Inc.* (Specialty Retail)	74	24,372
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	250	6,078
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	258	5,137
Union Pacific Corp. (Road & Rail)	880	195,439
United Airlines Holdings , Inc.* (Airlines)	419	22,794
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	946	192,852
United Rentals, Inc.* (Trading Companies & Distributors)	95	30,395
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,243	495,707
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	102	15,138
Unum Group (Insurance)	269	7,602
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	538	39,790
Ventas, Inc. (Equity Real Estate Investment Trusts)	493	27,342
VeriSign, Inc.* (IT Services)	131	28,659
Verisk Analytics, Inc. - Class A (Professional Services)	214	40,275
Verizon Communications, Inc. (Diversified Telecommunication Services)	5,441	314,435

Bull ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Vertex Pharmaceuticals, Inc.* (Biotechnology)	342	$74,624
VF Corp. (Textiles, Apparel & Luxury Goods)	422	36,992
ViacomCBS, Inc. - Class B (Media)	746	30,601
Viatris, Inc.* (Pharmaceuticals)	1,590	21,147
Visa, Inc. - Class A (IT Services)	2,230	520,839
Vornado Realty Trust (Equity Real Estate Investment Trusts)	207	9,470
Vulcan Materials Co. (Construction Materials)	175	31,192
W.R. Berkley Corp. (Insurance)	184	14,668
W.W. Grainger, Inc. (Trading Companies & Distributors)	58	25,145
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	943	50,073
Walmart, Inc. (Food & Staples Retailing)	1,822	254,917
Waste Management, Inc. (Commercial Services & Supplies)	512	70,641
Waters Corp.* (Life Sciences Tools & Services)	82	24,589
WEC Energy Group, Inc. (Multi-Utilities)	414	40,228
Wells Fargo & Co. (Banks)	5,437	244,937
Welltower, Inc. (Equity Real Estate Investment Trusts)	549	41,191
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	97	31,866
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	402	28,393
Westinghouse Air Brake Technologies Corp. (Machinery)	234	19,204
WestRock Co. (Containers & Packaging)	346	19,290
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	984	38,150
Whirlpool Corp. (Household Durables)	83	19,625
Willis Towers Watson PLC (Insurance)	169	43,747
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	138	17,719
Xcel Energy, Inc. (Electric Utilities)	707	50,409
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	323	41,331
Xylem, Inc. (Machinery)	237	26,224
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	394	47,091
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	71	34,630
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	273	48,365
Zions Bancorp (Banks)	216	12,053
Zoetis, Inc. (Pharmaceuticals)	625	108,144
TOTAL COMMON STOCKS (Cost $12,970,365)		46,512,396

Repurchase Agreements(b)(c) (28.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $16,035,000	$16,035,000	$16,035,000

TOTAL REPURCHASE AGREEMENTS (Cost $16,035,000)		16,035,000

Collateral for Securities Loaned(d) (NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.05%(e)	11,718	$11,718
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $11,718)		11,718
TOTAL INVESTMENT SECURITIES (Cost $29,017,083) - 110.9%		62,559,114
Net other assets (liabilities) - (10.9)%		(6,161,757)

NET ASSETS - 100.0%		$56,397,357

*	Non-income producing security.
†	Number of shares is less than 0.50.
(a)	All or part of this security was on loan as of April 30, 2021. The total value of securities on loan as of April 30, 2021 was $11,737.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $2,298,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2021.

Bull ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	12	6/21/21	$2,504,640	$186,488

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	5/27/21	0 .63%	$1,466,763	$(2,440)
S&P 500	UBS AG	5/27/21	0 .58%	5,903,812	(15,318)
				$7,370,575	$(17,758)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Bull ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Bull ProFund invested in the following industries as of April 30, 2021:

	Value	% of Net Assets
Aerospace & Defense	$757,792	1.3%
Air Freight & Logistics	327,336	0.6%
Airlines	140,629	0.2%
Auto Components	66,384	0.1%
Automobiles	870,572	1.5%
Banks	2,061,993	3.7%
Beverages	669,539	1.2%
Biotechnology	810,300	1.4%
Building Products	229,364	0.4%
Capital Markets	1,365,749	2.4%
Chemicals	859,151	1.5%
Commercial Services & Supplies	184,999	0.3%
Communications Equipment	373,456	0.7%
Construction & Engineering	40,339	0.1%
Construction Materials	60,148	0.1%
Consumer Finance	298,791	0.5%
Containers & Packaging	165,546	0.3%
Distributors	63,202	0.1%
Diversified Financial Services	689,300	1.2%
Diversified Telecommunication Services	625,633	1.1%
Electric Utilities	763,291	1.4%
Electrical Equipment	277,756	0.5%
Electronic Equipment, Instruments & Components	306,736	0.5%
Energy Equipment & Services	99,542	0.2%
Entertainment	931,425	1.6%
Equity Real Estate Investment Trusts	1,139,615	2.0%
Food & Staples Retailing	615,013	1.1%
Food Products	443,686	0.8%
Gas Utilities	17,403	NM
Health Care Equipment & Supplies	1,702,514	3.0%
Health Care Providers & Services	1,240,204	2.2%
Health Care Technology	30,245	0.1%
Hotels, Restaurants & Leisure	836,371	1.5%
Household Durables	205,386	0.4%
Household Products	639,258	1.1%
Independent Power and Renewable Electricity Producers	35,988	0.1%
Industrial Conglomerates	567,158	1.0%
Insurance	910,480	1.6%
Interactive Media & Services	2,928,952	5.2%
Internet & Direct Marketing Retail	2,194,529	3.9%
IT Services	2,464,839	4.4%
Leisure Products	16,708	NM
Life Sciences Tools & Services	532,083	0.9%
Machinery	815,672	1.4%
Media	609,087	1.1%
Metals & Mining	170,229	0.3%
Multiline Retail	241,453	0.4%
Multi-Utilities	375,939	0.7%
Oil, Gas & Consumable Fuels	1,145,685	2.0%
Personal Products	94,768	0.2%
Pharmaceuticals	1,630,551	2.9%
Professional Services	154,908	0.3%
Real Estate Management & Development	37,573	0.1%
Road & Rail	475,683	0.8%
Semiconductors & Semiconductor Equipment	2,451,893	4.3%
Software	3,925,802	7.1%
Specialty Retail	1,076,929	1.9%
Technology Hardware, Storage & Peripherals	2,885,737	5.1%
Textiles, Apparel & Luxury Goods	316,051	0.6%
Tobacco	311,261	0.6%
Trading Companies & Distributors	95,012	0.2%
Water Utilities	37,282	0.1%
Wireless Telecommunication Services	101,476	0.2%
Other **	9,884,961	17.5%
Total	$56,397,357	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Communication Services UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks (76.1%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	3,592	$327,554
Alphabet, Inc.* - Class A (Interactive Media & Services)	424	997,884
Alphabet, Inc.* - Class C (Interactive Media & Services)	407	980,919
AT&T, Inc. (Diversified Telecommunication Services)	10,836	340,358
Charter Communications, Inc.* - Class A (Media)	527	354,909
Comcast Corp. - Class A (Media)	6,055	339,988
Discovery, Inc.* (Media)	937	35,287
Discovery, Inc.* - Class C (Media)	1,669	53,925
DISH Network Corp.* - Class A (Media)	1,427	63,915
Electronic Arts, Inc. (Entertainment)	1,657	235,427
Facebook, Inc.* - Class A (Interactive Media & Services)	5,589	1,816,872
Fox Corp. - Class A (Media)	1,926	72,071
Fox Corp. - Class B (Media)	886	32,233
Live Nation Entertainment, Inc.* (Entertainment)	827	67,715
Lumen Technologies, Inc. (Diversified Telecommunication Services)	5,685	72,939
Netflix, Inc.* (Entertainment)	649	333,242
News Corp. - Class A (Media)	2,252	58,991
News Corp. - Class B (Media)	702	17,066
Omnicom Group, Inc. (Media)	1,239	101,920
Take-Two Interactive Software, Inc.* (Entertainment)	663	116,277
The Interpublic Group of Cos., Inc. (Media)	2,252	71,501
The Walt Disney Co.* (Entertainment)	1,795	333,906
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	2,671	352,919
Twitter, Inc.* (Interactive Media & Services)	4,600	254,012
Verizon Communications, Inc. (Diversified Telecommunication Services)	5,683	328,421
ViacomCBS, Inc. - Class B (Media)	3,388	138,976
TOTAL COMMON STOCKS
(Cost $5,546,361)		7,899,227

Repurchase Agreements(a)(b) (24.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $2,493,000	$2,493,000	$2,493,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,493,000)		2,493,000
TOTAL INVESTMENT SECURITIES
(Cost $8,039,361) - 100.1%		10,392,227
Net other assets (liabilities) - (0.1)%		(5,621)
NET ASSETS - 100.0%		$10,386,606

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $365,000.

Communication Services UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Communication Services Select Sector Index	Goldman Sachs International	5/24/21	0.58%	$3,776,393	$77,402
S&P Communication Services Select Sector Index	UBS AG	5/24/21	0.43%	3,899,186	81,906
				$7,675,579	$159,308

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Communication Services UltraSector ProFund invested in the following industries as of April 30, 2021:

	Value	% of Net Assets
Diversified Telecommunication Services	$741,718	7.2%
Entertainment	1,414,121	13.7%
Interactive Media & Services	4,049,687	38.9%
Media	1,340,782	12.9%
Wireless Telecommunication Services	352,919	3.4%
Other **	2,487,379	23.9%
Total	$10,386,606	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks (69.3%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	1,073	$97,847
Altria Group, Inc. (Tobacco)	2,575	122,956
Aptiv PLC* (Auto Components)	374	53,814
Archer-Daniels-Midland Co. (Food Products)	773	48,799
Autoliv, Inc.* (Auto Components)	109	10,972
Beyond Meat, Inc.* (Food Products)	69	9,086
BorgWarner, Inc. (Auto Components)	331	16,080
Brown-Forman Corp. - Class B (Beverages)	253	19,299
Brunswick Corp. (Leisure Products)	109	11,677
Bunge, Ltd. (Food Products)	194	16,377
Campbell Soup Co. (Food Products)	282	13,466
Carter's, Inc.* (Textiles, Apparel & Luxury Goods)	61	6,636
Church & Dwight Co., Inc. (Household Products)	340	29,152
Colgate-Palmolive Co. (Household Products)	1,177	94,983
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	43	4,687
Conagra Brands, Inc. (Food Products)	677	25,110
Constellation Brands, Inc. - Class A (Beverages)	236	56,716
Coty, Inc.* - Class A (Personal Products)	395	3,954
D.R. Horton, Inc. (Household Durables)	458	45,016
Darling Ingredients, Inc.* (Food Products)	225	15,626
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	39	13,190
Electronic Arts, Inc. (Entertainment)	399	56,690
Energizer Holdings, Inc. (Household Products)	79	3,895
Flowers Foods, Inc. (Food Products)	272	6,517
Ford Motor Co.* (Automobiles)	5,416	62,501
General Mills, Inc. (Food Products)	847	51,548
General Motors Co.* (Automobiles)	1,757	100,536
Gentex Corp. (Auto Components)	337	11,856
Genuine Parts Co. (Distributors)	200	24,994
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	482	10,151
Harley-Davidson, Inc. (Automobiles)	212	10,254
Hasbro, Inc. (Leisure Products)	178	17,702
Helen of Troy, Ltd.* (Household Durables)	33	6,970
Herbalife Nutrition, Ltd.* (Personal Products)	121	5,538
Hormel Foods Corp. (Food Products)	389	17,972
Ingredion, Inc. (Food Products)	94	8,781
Kellogg Co. (Food Products)	351	21,909
Keurig Dr Pepper, Inc. (Beverages)	799	28,644
Kimberly-Clark Corp. (Household Products)	469	62,527
Lamb Weston Holding, Inc. (Food Products)	203	16,342
Lancaster Colony Corp. (Food Products)	28	5,172
Lear Corp. (Auto Components)	77	14,156
Leggett & Platt, Inc. (Household Durables)	184	9,139
Lennar Corp. - Class A (Household Durables)	380	39,368
Lennar Corp. - Class B (Household Durables)	22	1,773
Levi Strauss & Co. (Textiles, Apparel & Luxury Goods)	106	3,059
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	164	54,984
Mattel, Inc.* (Leisure Products)	483	10,365
McCormick & Co., Inc. (Food Products)	344	31,084
Mohawk Industries, Inc.* (Household Durables)	82	16,851
Molson Coors Beverage Co.* - Class B (Beverages)	261	14,342
Mondelez International, Inc. - Class A (Food Products)	1,957	119,006
Monster Beverage Corp.* (Beverages)	512	49,690
National Beverage Corp. (Beverages)	31	1,506
Newell Brands, Inc. (Household Durables)	523	14,100
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,762	233,677
NVR, Inc.* (Household Durables)	5	25,091
Peloton Interactive, Inc.* - Class A (Leisure Products)	366	35,997
PepsiCo, Inc. (Beverages)	1,912	275,634
Performance Food Group Co.* (Food & Staples Retailing)	184	10,801
Philip Morris International, Inc. (Tobacco)	2,158	205,010
Pilgrim's Pride Corp.* (Food Products)	66	1,581
Playtika Holding Corp.* (Entertainment)	96	2,667
Polaris, Inc. (Leisure Products)	81	11,342
Pool Corp. (Distributors)	56	23,661
Post Holdings, Inc.* (Food Products)	83	9,444
PulteGroup, Inc. (Household Durables)	368	21,756
PVH Corp.* (Textiles, Apparel & Luxury Goods)	99	11,205
Ralph Lauren Corp.* (Textiles, Apparel & Luxury Goods)	67	8,930
Reynolds Consumer Products, Inc. (Household Products)	74	2,170
ROBLOX Corp.* - Class A (Entertainment)	55	4,100
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	189	9,165
Stanley Black & Decker, Inc. (Machinery)	222	45,903
Take-Two Interactive Software, Inc.* (Entertainment)	159	27,885
Tapestry, Inc.* (Textiles, Apparel & Luxury Goods)	385	18,422
Tempur Sealy International, Inc. (Household Durables)	263	10,031
Tesla, Inc.* (Automobiles)	1,064	754,844
The Boston Beer Co., Inc.* - Class A (Beverages)	14	17,031
The Clorox Co. (Household Products)	175	31,938
The Coca-Cola Co. (Beverages)	5,375	290,142
The Estee Lauder Co., Inc. (Personal Products)	319	100,102
The Hain Celestial Group, Inc.* (Food Products)	113	4,634
The Hershey Co. (Food Products)	204	33,517
The JM Smucker Co. - Class A (Food Products)	152	19,910
The Kraft Heinz Co. (Food Products)	898	37,078
The Procter & Gamble Co. (Household Products)	3,414	455,495
Thor Industries, Inc. (Automobiles)	77	10,902
Toll Brothers, Inc. (Household Durables)	155	9,719
TreeHouse Foods, Inc.* (Food Products)	78	3,713
Tyson Foods, Inc. - Class A (Food Products)	408	31,600
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	261	6,345
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	269	5,356

Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
US Foods Holding Corp.* (Food & Staples Retailing)	306	$12,687
VF Corp. (Textiles, Apparel & Luxury Goods)	445	39,009
Whirlpool Corp. (Household Durables)	87	20,571
Zynga, Inc.* (Entertainment)	1,396	15,105
TOTAL COMMON STOCKS
(Cost $1,579,980)		4,519,535

Repurchase Agreements(a)(b) (29.8%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $1,944,000	$1,944,000	$1,944,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,944,000)		1,944,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,523,980) - 99.1%		6,463,535
Net other assets (liabilities) - 0.9%		56,530
NET ASSETS - 100.0%		$6,520,065

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $927,000.

Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	5/24/21	0.58%	$2,576,270	$(17,198)
Dow Jones U.S. Consumer Goods Index	UBS AG	5/24/21	0.43%	2,685,294	(14,256)
				$5,261,564	$(31,454)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Goods UltraSector ProFund invested in the following industries as of April 30, 2021:

	Value	% of Net Assets
Auto Components	$106,878	1.6%
Automobiles	939,037	14.4%
Beverages	753,004	11.7%
Distributors	48,655	0.7%
Entertainment	204,294	3.1%
Food & Staples Retailing	23,488	0.4%
Food Products	548,272	8.4%
Household Durables	220,385	3.4%
Household Products	680,160	10.4%
Leisure Products	87,083	1.3%
Machinery	45,903	0.7%
Personal Products	109,594	1.7%
Textiles, Apparel & Luxury Goods	424,816	6.5%
Tobacco	327,966	5.0%
Other **	2,000,530	30.7%
Total	$6,520,065	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks (71.5%)

	Shares	Value
Aaron's Co., Inc. (The) (Specialty Retail)	360	$11,120
Advance Auto Parts, Inc. (Specialty Retail)	690	138,110
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	776	134,023
Alaska Air Group, Inc.* (Airlines)	1,309	90,504
Albertsons Cos., Inc.(a) - Class A (Food & Staples Retailing)	491	9,118
Altice USA, Inc.* (Media)	2,573	93,426
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	4,509	15,634,598
AMERCO (Road & Rail)	94	56,083
American Airlines Group, Inc.* (Airlines)	6,740	146,393
AmerisourceBergen Corp. (Health Care Providers & Services)	1,552	187,482
Aramark (Hotels, Restaurants & Leisure)	2,677	104,055
AutoNation, Inc.* (Specialty Retail)	581	59,541
AutoZone, Inc.* (Specialty Retail)	234	342,604
Best Buy Co., Inc. (Specialty Retail)	2,428	282,304
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	1,448	64,682
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	431	1,062,880
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	849	56,161
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	641	92,836
Burlington Stores, Inc.* (Specialty Retail)	698	227,778
Cable One, Inc. (Media)	57	102,030
Cardinal Health, Inc. (Health Care Providers & Services)	3,094	186,692
CarMax, Inc.* (Specialty Retail)	1,712	228,107
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	8,409	235,116
Carvana Co.* (Specialty Retail)	660	188,272
Casey's General Stores, Inc. (Food & Staples Retailing)	389	86,432
Charter Communications, Inc.* - Class A (Media)	1,491	1,004,114
Chegg, Inc.* (Diversified Consumer Services)	1,478	133,507
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	297	443,133
Choice Hotels International, Inc.* (Hotels, Restaurants & Leisure)	304	34,595
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	365	77,198
Comcast Corp. - Class A (Media)	48,163	2,704,352
Copart, Inc.* (Commercial Services & Supplies)	2,192	272,926
Costco Wholesale Corp. (Food & Staples Retailing)	4,664	1,735,428
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	251	42,035
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	1,373	201,447
Delta Air Lines, Inc.* (Airlines)	6,725	315,537
Dick's Sporting Goods, Inc. (Specialty Retail)	693	57,228
Discovery, Inc.* (Media)	1,713	64,512
Discovery, Inc.* - Class C (Media)	3,053	98,642
DISH Network Corp.* - Class A (Media)	2,609	116,857
Dollar General Corp. (Multiline Retail)	2,582	554,485
Dollar Tree, Inc.* (Multiline Retail)	2,478	284,722
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	409	172,737
DraftKings, Inc.* - Class A (Hotels, Restaurants & Leisure)	3,394	192,304
Expedia Group, Inc.* (Internet & Direct Marketing Retail)	1,458	256,943
Five Below, Inc.* (Specialty Retail)	589	118,548
Floor & Decor Holdings, Inc.* (Specialty Retail)	1,101	122,123
Foot Locker, Inc. (Specialty Retail)	1,098	64,760
Fox Corp. - Class A (Media)	3,523	131,831
Fox Corp. - Class B (Media)	1,622	59,008
frontdoor, Inc.* - Class A (Diversified Consumer Services)	901	48,231
Grand Canyon Education, Inc.* (Diversified Consumer Services)	494	53,495
H&R Block, Inc. (Diversified Consumer Services)	1,934	43,051
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	2,925	376,448
Hyatt Hotels Corp.* - Class A (Hotels, Restaurants & Leisure)	381	31,368
IAA, Inc.* (Commercial Services & Supplies)	1,419	89,127
IHS Markit, Ltd. (Professional Services)	3,927	422,467
JetBlue Airways Corp.* (Airlines)	3,330	67,799
Kohl's Corp. (Multiline Retail)	1,661	97,434
L Brands, Inc.* (Specialty Retail)	2,462	162,246
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	3,461	212,021
Liberty Broadband Corp.* - Class A (Media)	245	38,629
Liberty Broadband Corp.* - Class C (Media)	2,231	363,028
Liberty Media Corp-Liberty Formula One* - Class A (Entertainment)	273	11,308
Liberty Media Corp-Liberty Formula One* - Class C (Entertainment)	2,146	100,733
Liberty Media Corp-Liberty SiriusXM* - Class A (Media)	858	38,773
Liberty Media Corp-Liberty SiriusXM* - Class C (Media)	1,812	81,957
Lithia Motors, Inc. - Class A (Specialty Retail)	281	108,011
Live Nation Entertainment, Inc.* (Entertainment)	1,513	123,884
LiveRamp Holdings, Inc.* (IT Services)	705	34,531
LKQ Corp.* (Distributors)	2,941	137,374
Lowe's Cos., Inc. (Specialty Retail)	7,701	1,511,321
Lyft, Inc.* (Road & Rail)	2,698	150,171
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	2,802	416,175
Marriott Vacations Worldwide Corp.* (Hotels, Restaurants & Leisure)	434	77,091
McDonald's Corp. (Hotels, Restaurants & Leisure)	7,855	1,854,407
MGM Resorts International (Hotels, Restaurants & Leisure)	4,328	176,236
Murphy USA, Inc. (Specialty Retail)	267	37,220
National Vision Holdings, Inc.* (Specialty Retail)	855	43,101
Netflix, Inc.* (Entertainment)	4,667	2,396,364
News Corp. - Class A (Media)	4,121	107,950
News Corp. - Class B (Media)	1,284	31,214
Nexstar Media Group, Inc. - Class A (Media)	457	67,366

Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Norwegian Cruise Line Holdings, Ltd.*(a) (Hotels, Restaurants & Leisure)	3,828	$118,859
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	600	55,362
Omnicom Group, Inc. (Media)	2,266	186,401
O'Reilly Automotive, Inc.* (Specialty Retail)	739	408,578
Penske Automotive Group, Inc. (Specialty Retail)	340	29,815
Pinterest, Inc.* - Class A (Interactive Media & Services)	5,610	372,336
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	872	73,239
Qurate Retail, Inc. - Class A (Internet & Direct Marketing Retail)	4,016	47,790
RH* (Specialty Retail)	172	118,339
Roku, Inc.* (Household Durables)	1,170	401,275
Rollins, Inc. (Commercial Services & Supplies)	2,335	87,049
Ross Stores, Inc. (Specialty Retail)	3,751	491,156
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	2,307	200,594
Service Corp. International (Diversified Consumer Services)	1,786	95,444
Sirius XM Holdings, Inc.(a) (Media)	12,216	74,518
Southwest Airlines Co.* (Airlines)	6,223	390,680
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,244	31,859
Starbucks Corp. (Hotels, Restaurants & Leisure)	12,403	1,420,018
Sysco Corp. (Food & Staples Retailing)	5,379	455,763
Target Corp. (Multiline Retail)	5,277	1,093,711
TEGNA, Inc. (Media)	2,316	46,459
Terminix Global Holdings, Inc.* (Diversified Consumer Services)	1,390	70,737
Texas Roadhouse, Inc.* - Class A (Hotels, Restaurants & Leisure)	689	73,737
The Gap, Inc. (Specialty Retail)	2,168	71,761
The Home Depot, Inc. (Specialty Retail)	11,343	3,671,388
The Interpublic Group of Cos., Inc. (Media)	4,117	130,715
The Kroger Co. (Food & Staples Retailing)	8,023	293,160
The Madison Square Garden Co.* - Class A (Entertainment)	183	33,826
The New York Times Co. - Class A (Media)	1,528	69,386
The TJX Cos., Inc. (Specialty Retail)	12,649	898,079
The Walt Disney Co.* (Entertainment)	19,119	3,556,517
The Wendy's Co. (Hotels, Restaurants & Leisure)	1,887	42,590
Tractor Supply Co. (Specialty Retail)	1,225	231,035
TripAdvisor, Inc.* (Interactive Media & Services)	1,016	47,884
Uber Technologies, Inc.* (Road & Rail)	15,469	847,237
Ulta Beauty, Inc.* (Specialty Retail)	594	195,634
United Airlines Holdings , Inc.* (Airlines)	3,356	182,566
Vail Resorts, Inc.* (Hotels, Restaurants & Leisure)	424	137,868
ViacomCBS, Inc. - Class A (Media)	110	4,972
ViacomCBS, Inc. - Class B (Media)	6,180	253,504
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	7,557	401,277
Walmart, Inc. (Food & Staples Retailing)	14,606	2,043,525
Warner Music Group Corp. - Class A (Entertainment)	939	35,644
Wayfair, Inc.* - Class A (Internet & Direct Marketing Retail)	771	227,884
Williams-Sonoma, Inc. (Specialty Retail)	806	$137,625
World Wrestling Entertainment, Inc. - Class A (Entertainment)	493	27,169
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	982	71,794
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	1,109	142,396
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	3,161	377,803
ZoomInfo Technologies, Inc.* - Class A (Interactive Media & Services)	985	51,082
TOTAL COMMON STOCKS (Cost $27,495,124)		59,117,890

Repurchase Agreements(b)(c) (27.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $22,820,000	$22,820,000	$22,820,000
TOTAL REPURCHASE AGREEMENTS (Cost $22,820,000)		22,820,000

Collateral for Securities Loaned(d) (0.2%)
	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.05%(e)	184,329	$184,329
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $184,329)		184,329
TOTAL INVESTMENT SECURITIES
(Cost $50,499,453) - 99.3%		82,122,219
Net other assets (liabilities) - 0.7%		549,420
NET ASSETS - 100.0%		$82,671,639

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2021. The total value of securities on loan as of April 30, 2021 was $179,732.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $11,646,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2021.

Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	5/24/21	0.58%	$32,183,204	$358,725
Dow Jones U.S. Consumer Services Index	UBS AG	5/24/21	0.43%	32,572,334	361,115
				$64,755,538	$719,840

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Services UltraSector ProFund invested in the following industries as of April 30, 2021:

	Value	% of Net Assets
Airlines	$1,193,479	1.4%
Commercial Services & Supplies	449,102	0.5%
Distributors	137,374	0.2%
Diversified Consumer Services	537,301	0.7%
Entertainment	6,285,446	7.6%
Food & Staples Retailing	5,121,244	6.2%
Health Care Providers & Services	374,174	0.5%
Hotels, Restaurants & Leisure	7,495,448	9.1%
Household Durables	401,275	0.5%
Interactive Media & Services	471,302	0.6%
Internet & Direct Marketing Retail	17,230,095	20.8%
IT Services	34,531	NM
Media	5,869,644	7.1%
Multiline Retail	2,085,714	2.5%
Professional Services	422,467	0.5%
Road & Rail	1,053,491	1.3%
Specialty Retail	9,955,803	12.0%
Other **	23,553,749	28.5%
Total	$82,671,639	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Europe 30 ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks (100.0%)

	Shares	Value
Anheuser-Busch InBev N.V.ADR (Beverages)	2,813	$199,610
ArcelorMittal SA*NYS - Class A (Metals & Mining)	4,219	123,574
Argenx SE*ADR (Biotechnology)	194	55,622
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	533	345,438
AstraZeneca PLCADR (Pharmaceuticals)	2,911	154,488
Banco Santander S.A.ADR (Banks)	39,087	148,921
Barclays PLCADR (Banks)	13,094	125,310
BioNTech SE*ADR (Biotechnology)	630	118,616
BP PLCADR (Oil, Gas & Consumable Fuels)	6,498	163,490
British American Tobacco PLCADR (Tobacco)	3,977	149,177
Diageo PLCADR (Beverages)	970	173,970
Equinor ASAADR(a) (Oil, Gas & Consumable Fuels)	7,323	148,437
GlaxoSmithKline PLCADR (Pharmaceuticals)	3,250	121,355
GW Pharmaceuticals PLC*ADR (Pharmaceuticals)	388	84,972
HSBC Holdings PLCADR (Banks)	6,450	201,369
ING Groep N.V.ADR (Banks)	11,299	143,949
Jumia Technologies AG*ADR (Internet & Direct Marketing Retail)	1,940	59,015
National Grid PLCADR (Multi-Utilities)	1,891	119,095
Nokia Corp.*ADR (Communications Equipment)	23,811	111,435
NOVO Nordisk A/SADR (Pharmaceuticals)	2,571	190,125
RELX PLCADR (Professional Services)	4,704	122,680
Rio Tinto PLCADR (Metals & Mining)	2,473	210,353
Royal Dutch Shell PLCADR - Class A (Oil, Gas & Consumable Fuels)	5,431	206,378
Ryanair Holdings PLC*ADR (Airlines)	873	102,010
SanofiADR (Pharmaceuticals)	2,958	154,910
SAP SEADR (Software)	1,649	230,762
Telefonaktiebolaget LM EricssonADR (Communications Equipment)	9,166	126,399
Tenaris S.A.ADR (Energy Equipment & Services)	5,189	110,941
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	4,074	180,397
Vodafone Group PLCADR (Wireless Telecommunication Services)	6,838	129,580
TOTAL COMMON STOCKS
(Cost $3,256,470)		4,512,378
Collateral for Securities Loaned(b) (2.6%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.05%(c)	115,896	115,896
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $115,896)		115,896
TOTAL INVESTMENT SECURITIES
(Cost $3,372,366) - 102.6%		4,628,274
Net other assets (liabilities) - (2.6)%		(115,625)
NET ASSETS - 100.0%		$4,512,649

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2021. The total value of securities on loan as of April 30, 2021 was $106,782.
(b)	Securities were purchased with cash collateral held from securities on loan at April 30, 2021.
(c)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2021.
NYS	New York Shares
ADR	American Depositary Receipt

Europe 30 ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Europe 30 ProFund invested in the following industries as of April 30, 2021:

	Value	% of Net Assets
Airlines	$102,010	2.3%
Banks	619,549	13.7%
Beverages	373,580	8.3%
Biotechnology	174,238	3.9%
Communications Equipment	237,835	5.3%
Energy Equipment & Services	110,941	2.5%
Internet & Direct Marketing Retail	59,015	1.3%
Metals & Mining	333,928	7.4%
Multi-Utilities	119,095	2.6%
Oil, Gas & Consumable Fuels	698,702	15.5%
Pharmaceuticals	705,850	15.6%
Professional Services	122,680	2.7%
Semiconductors & Semiconductor Equipment	345,437	7.6%
Software	230,761	5.1%
Tobacco	149,177	3.3%
Wireless Telecommunication Services	129,580	2.9%
Other **	271	NM
Total	$4,512,649	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of April 30, 2021:

	Value	% of Net Assets
Belgium	$199,610	4.4%
Denmark	190,125	4.2%
Finland	111,435	2.5%
France	335,307	7.4%
Germany	408,393	9.1%
Ireland	102,010	2.3%
Luxembourg	234,515	5.2%
Netherlands	751,387	16.6%
Norway	148,437	3.3%
Spain	148,921	3.3%
Sweden	126,399	2.8%
United Kingdom	1,755,839	38.9%
Other **	271	NM
Total	$4,512,649	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Falling U.S. Dollar ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Repurchase Agreements(a)(b) (97.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $1,518,000	$1,518,000	$1,518,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,518,000)		1,518,000
TOTAL INVESTMENT SECURITIES
(Cost $1,518,000) - 97.6%		1,518,000
Net other assets (liabilities) - 2.4%		37,706
NET ASSETS - 100.0%		$1,555,706

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of forward currency contract in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $319,000.

As of April 30, 2021, the Falling U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Long:
British pound	56,372	U.S. dollar	$77,774	5/21/21	$77,841	$67
Canadian dollar	81,107	U.S. dollar	64,246	5/21/21	65,997	1,751
Euro	279,055	U.S. dollar	333,393	5/21/21	335,592	2,199
Japanese yen	6,821,252	U.S. dollar	62,513	5/21/21	62,436	(77)
Swedish krona	142,260	U.S. dollar	16,675	5/21/21	16,814	139
Swiss franc	15,572	U.S. dollar	16,873	5/21/21	17,064	191
Total Long Contracts			$571,474		$575,744	$4,270

As of April 30, 2021, the Falling U.S. Dollar ProFund's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$442,901	British pound	321,808	5/21/21	$444,368	$(1,467)
U.S. dollar	343,284	Canadian dollar	430,468	5/21/21	350,275	(6,991)
U.S. dollar	2,186,766	Euro	1,829,812	5/21/21	2,200,536	(13,770)
U.S. dollar	511,977	Japanese yen	55,876,578	5/21/21	511,448	529
U.S. dollar	159,195	Swedish krona	1,355,378	5/21/21	160,196	(1,001)
U.S. dollar	137,093	Swiss franc	126,388	5/21/21	138,497	(1,404)
Total Short Contracts	$3,781,216				$3,805,320	$(24,104)

Long:
British pound	395,791	U.S. dollar	$545,289	5/21/21	$546,528	$1,239
Canadian dollar	524,566	U.S. dollar	415,594	5/21/21	426,843	11,249
Euro	2,281,153	U.S. dollar	2,718,792	5/21/21	2,743,320	24,528
Japanese yen	71,488,286	U.S. dollar	651,778	5/21/21	654,344	2,566
Swedish krona	1,753,759	U.S. dollar	204,054	5/21/21	207,281	3,227
Swiss franc	161,103	U.S. dollar	173,957	5/21/21	176,538	2,581
Total Long Contracts			$4,709,464		$4,754,854	$45,390

			Total unrealized appreciation			$50,266
			Total unrealized (depreciation)			(24,710)
			Total net unrealized appreciation/(depreciation)			$25,556

Financials UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks (70.4%)

	Shares	Value
Affiliated Managers Group, Inc. (Capital Markets)	175	$28,205
Aflac, Inc. (Insurance)	2,640	141,847
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	2,216	39,733
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	523	94,715
Alleghany Corp.* (Insurance)	57	38,701
Ally Financial, Inc. (Consumer Finance)	1,542	79,336
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	567	25,634
American Express Co. (Consumer Finance)	2,690	412,513
American Financial Group, Inc. (Insurance)	288	35,384
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	1,108	41,040
American International Group, Inc. (Insurance)	3,564	172,676
American Tower Corp. (Equity Real Estate Investment Trusts)	1,832	466,739
Americold Realty Trust (Equity Real Estate Investment Trusts)	1,040	42,006
Ameriprise Financial, Inc. (Capital Markets)	481	124,290
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	5,764	52,337
Aon PLC (Insurance)	931	234,091
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	613	27,677
Apartment Investment and Management Co. (Equity Real Estate Investment Trusts)	613	4,254
Apollo Global Management, Inc. (Capital Markets)	871	48,227
Arch Capital Group, Ltd.* (Insurance)	1,661	65,958
Ares Management Corp. - Class A (Capital Markets)	446	23,424
Arthur J. Gallagher & Co. (Insurance)	798	115,670
Assurant, Inc. (Insurance)	238	37,033
Athene Holding, Ltd.* (Insurance)	513	30,611
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	574	110,208
Axis Capital Holdings, Ltd. (Insurance)	330	18,414
Bank of America Corp. (Banks)	31,315	1,269,197
Bank OZK (Banks)	499	20,454
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	7,858	2,160,557
BlackRock, Inc. - Class A (Capital Markets)	586	480,109
Blackstone Group, Inc. - Class A (Capital Markets)	2,819	249,453
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	606	19,689
BOK Financial Corp. (Banks)	126	11,080
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	585	63,970
Brighthouse Financial, Inc.* (Insurance)	360	16,844
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,223	27,322
Brown & Brown, Inc. (Insurance)	964	51,266
Camden Property Trust (Equity Real Estate Investment Trusts)	402	48,433
Capital One Financial Corp. (Consumer Finance)	1,893	282,208
Cboe Global Markets, Inc. (Capital Markets)	442	46,132
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,384	117,917
Chubb, Ltd. (Insurance)	1,857	318,644
Cincinnati Financial Corp. (Insurance)	617	69,524
Citigroup, Inc. (Banks)	8,604	612,949
Citizens Financial Group, Inc. (Banks)	1,752	81,083
CME Group, Inc. (Capital Markets)	1,480	298,945
CNA Financial Corp. (Insurance)	112	5,256
Coinbase Global, Inc.* - Class A (Capital Markets)	65	19,347
Comerica, Inc. (Banks)	573	43,067
Commerce Bancshares, Inc. (Banks)	435	33,847
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	176	21,382
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	462	12,954
CoStar Group, Inc.* (Professional Services)	162	138,418
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	612	22,442
Credit Acceptance Corp.* (Consumer Finance)	48	18,950
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	1,778	336,149
CubeSmart (Equity Real Estate Investment Trusts)	824	34,888
Cullen/Frost Bankers, Inc. (Banks)	232	27,854
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	496	36,124
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,159	178,845
Discover Financial Services (Consumer Finance)	1,265	144,210
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	680	22,807
Duke Realty Corp. (Equity Real Estate Investment Trusts)	1,541	71,687
East West Bancorp, Inc. (Banks)	584	44,472
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	163	25,862
Enstar Group, Ltd.* (Insurance)	54	13,564
Equinix, Inc. (Equity Real Estate Investment Trusts)	368	265,240
Equitable Holdings, Inc. (Diversified Financial Services)	1,616	55,316
Equity Commonwealth (Equity Real Estate Investment Trusts)	502	14,458
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	700	48,580
Equity Residential (Equity Real Estate Investment Trusts)	1,413	104,887
Erie Indemnity Co. - Class A (Insurance)	103	22,044
Essent Group, Ltd. (Thrifts & Mortgage Finance)	465	24,449
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	268	77,859
Everest Re Group, Ltd. (Insurance)	165	45,697
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	545	81,036
F.N.B. Corp. (Banks)	1,325	17,079
FactSet Research Systems, Inc. (Capital Markets)	157	52,787
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	287	32,385
Federated Hermes, Inc. - Class B (Capital Markets)	387	11,146
Fifth Third Bancorp (Banks)	2,930	118,782
First American Financial Corp. (Insurance)	452	29,154

Financials UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
First Citizens BancShares, Inc. - Class A (Banks)	30	$26,024
First Financial Bankshares, Inc. (Banks)	587	28,810
First Horizon Corp. (Banks)	2,291	41,898
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	532	26,478
First Republic Bank (Banks)	725	132,849
FirstCash, Inc. (Consumer Finance)	169	12,173
FNF Group (Insurance)	1,200	54,744
Franklin Resources, Inc. (Capital Markets)	1,124	33,720
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	903	41,980
Glacier Bancorp, Inc. (Banks)	393	23,167
Globe Life, Inc. (Insurance)	392	40,176
Green Dot Corp.* - Class A (Consumer Finance)	223	10,204
Hartford Financial Services Group, Inc. (Insurance)	1,474	97,225
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	576	18,524
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	902	26,492
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	2,220	76,235
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	429	19,215
Home BancShares, Inc. (Banks)	626	17,422
Host Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	2,907	52,791
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	622	17,484
Huntington Bancshares, Inc. (Banks)	4,194	64,252
Interactive Brokers Group, Inc. (Capital Markets)	333	23,816
Intercontinental Exchange, Inc. (Capital Markets)	2,315	272,499
Invesco, Ltd. (Capital Markets)	1,552	41,904
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	2,338	81,970
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,188	47,663
Janus Henderson Group PLC (Capital Markets)	703	24,176
JBG Smith Properties (Equity Real Estate Investment Trusts)	455	14,838
Jefferies Financial Group, Inc. (Diversified Financial Services)	834	27,113
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	211	39,649
JPMorgan Chase & Co. (Banks)	12,579	1,934,775
Kemper Corp. (Insurance)	254	19,827
KeyCorp (Banks)	3,993	86,888
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	437	29,952
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	1,781	37,401
KKR & Co., Inc. (Capital Markets)	2,377	134,491
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	356	35,258
Lazard, Ltd. - Class A (Capital Markets)	465	20,920
LendingTree, Inc.* (Thrifts & Mortgage Finance)	45	9,292
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,145	14,015
Life Storage, Inc. (Equity Real Estate Investment Trusts)	312	29,971
Lincoln National Corp. (Insurance)	744	47,713
Loews Corp. (Insurance)	935	52,126
LPL Financial Holdings, Inc. (Capital Markets)	328	51,398
M&T Bank Corp. (Banks)	530	83,576
Markel Corp.* (Insurance)	56	65,880
MarketAxess Holdings, Inc. (Capital Markets)	157	76,688
Marsh & McLennan Cos., Inc. (Insurance)	2,095	284,292
Mastercard, Inc. - Class A (IT Services)	3,615	1,381,147
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	2,389	52,677
Mercury General Corp. (Insurance)	110	6,850
MetLife, Inc. (Insurance)	3,099	197,189
MGIC Investment Corp. (Thrifts & Mortgage Finance)	1,394	21,245
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	472	74,260
Moody's Corp. (Capital Markets)	664	216,935
Morgan Stanley (Capital Markets)	6,185	510,571
Morningstar, Inc. (Capital Markets)	89	23,586
MSCI, Inc. - Class A (Capital Markets)	341	165,648
Nasdaq, Inc. (Capital Markets)	476	76,893
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	186	13,654
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	722	33,515
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	1,895	20,314
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,920	22,963
Northern Trust Corp. (Capital Markets)	860	97,868
Old Republic International Corp. (Insurance)	1,165	28,682
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	955	36,290
Onemain Holdings, Inc. (Consumer Finance)	344	19,563
People's United Financial, Inc. (Banks)	1,752	31,764
Physicians Realty Trust (Equity Real Estate Investment Trusts)	868	16,258
Pinnacle Financial Partners, Inc. (Banks)	314	27,519
Popular, Inc. (Banks)	347	25,664
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	276	16,383
Primerica, Inc. (Insurance)	162	25,883
Principal Financial Group, Inc. (Insurance)	1,045	66,744
PROG Holdings, Inc.* (Consumer Finance)	279	14,212
Prologis, Inc. (Equity Real Estate Investment Trusts)	3,047	355,067
Prosperity Bancshares, Inc. (Banks)	384	28,170
Prudential Financial, Inc. (Insurance)	1,637	164,289
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	82	13,314
Public Storage (Equity Real Estate Investment Trusts)	627	176,287
Radian Group, Inc. (Thrifts & Mortgage Finance)	790	19,466
Raymond James Financial, Inc. (Capital Markets)	505	66,044
Rayonier, Inc. (Equity Real Estate Investment Trusts)	568	20,607

Financials UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,540	$106,491
Regency Centers Corp. (Equity Real Estate Investment Trusts)	651	41,443
Regions Financial Corp. (Banks)	3,960	86,328
Reinsurance Group of America, Inc. (Insurance)	280	36,548
RenaissanceRe Holdings, Ltd. (Insurance)	209	35,281
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	542	30,108
RLI Corp. (Insurance)	164	18,279
Rocket Cos., Inc. - Class A (Thrifts & Mortgage Finance)	475	10,664
S&P Global, Inc. (Capital Markets)	992	387,267
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	868	15,772
Santander Consumer USA Holdings, Inc. (Consumer Finance)	290	9,843
SBA Communications Corp. (Equity Real Estate Investment Trusts)	450	134,874
SEI Investments Co. (Capital Markets)	491	30,167
Selective Insurance Group, Inc. (Insurance)	246	18,730
Signature Bank (Banks)	235	59,105
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,355	164,958
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	286	21,167
SLM Corp. (Consumer Finance)	1,381	27,150
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	473	22,486
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,177	30,390
State Street Corp. (Capital Markets)	1,449	121,644
Stifel Financial Corp. (Capital Markets)	433	29,959
STORE Capital Corp. (Equity Real Estate Investment Trusts)	989	35,396
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	460	76,742
SVB Financial Group* (Banks)	223	127,518
Synchrony Financial (Consumer Finance)	2,238	97,890
Synovus Financial Corp. (Banks)	612	28,678
T. Rowe Price Group, Inc. (Capital Markets)	940	168,448
TCF Financial Corp. (Banks)	629	28,632
TFS Financial Corp. (Thrifts & Mortgage Finance)	196	3,834
The Allstate Corp. (Insurance)	1,248	158,246
The Bank of New York Mellon Corp. (Capital Markets)	3,325	165,851
The Carlyle Group, Inc. (Capital Markets)	482	20,562
The Charles Schwab Corp. (Capital Markets)	6,169	434,298
The Goldman Sachs Group, Inc. (Capital Markets)	1,419	494,450
The Hanover Insurance Group, Inc. (Insurance)	151	20,885
The Howard Hughes Corp.* (Real Estate Management & Development)	186	20,077
The PNC Financial Services Group, Inc. (Banks)	1,748	326,789
The Progressive Corp. (Insurance)	2,415	243,287
The Travelers Cos., Inc. (Insurance)	1,040	160,846
Tradeweb Markets, Inc. - Class A (Capital Markets)	420	34,138
Truist Financial Corp. (Banks)	5,553	329,348
U.S. Bancorp (Banks)	5,634	334,378
UDR, Inc. (Equity Real Estate Investment Trusts)	1,224	56,855
UMB Financial Corp. (Banks)	178	17,271
Umpqua Holdings Corp. (Banks)	907	16,906
United Bankshares, Inc. (Banks)	530	20,813
Unum Group (Insurance)	839	23,710
Valley National Bancorp (Banks)	1,672	23,023
Ventas, Inc. (Equity Real Estate Investment Trusts)	1,545	85,686
VEREIT, Inc. (Equity Real Estate Investment Trusts)	944	45,161
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	2,213	70,152
Virtu Financial, Inc. - Class A (Capital Markets)	332	9,837
Visa, Inc. - Class A (IT Services)	6,991	1,632,818
Vornado Realty Trust (Equity Real Estate Investment Trusts)	647	29,600
Voya Financial, Inc. (Diversified Financial Services)	510	34,588
W.R. Berkley Corp. (Insurance)	577	45,998
Webster Financial Corp. (Banks)	372	19,683
Wells Fargo & Co. (Banks)	17,041	767,697
Welltower, Inc. (Equity Real Estate Investment Trusts)	1,720	129,052
Western Alliance Bancorp (Banks)	426	44,760
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	3,082	119,489
White Mountains Insurance Group, Ltd. (Insurance)	12	13,985
Willis Towers Watson PLC (Insurance)	532	137,714
Wintrust Financial Corp. (Banks)	234	18,041
WP Carey, Inc. (Equity Real Estate Investment Trusts)	723	54,145
Zions Bancorp (Banks)	677	37,777
TOTAL COMMON STOCKS
(Cost $22,734,704)		27,730,706

Repurchase Agreements(a)(b) (26.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $10,344,000	$10,344,000	$10,344,000
TOTAL REPURCHASE AGREEMENTS
(Cost $10,344,000)		10,344,000
TOTAL INVESTMENT SECURITIES
(Cost $33,078,704) - 96.7%		38,074,706
Net other assets (liabilities) - 3.3%		1,305,508
NET ASSETS - 100.0%		$39,380,214

Financials UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $5,381,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Financials Index	Goldman Sachs International	5/24/21	0.58%	$15,309,956	$263,034
Dow Jones U.S. Financials Index	UBS AG	5/24/21	0.73%	15,784,494	263,615
				$31,094,450	$526,649

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Financials UltraSector ProFund invested in the following industries as of April 30, 2021:

	Value	% of Net Assets
Banks	$7,119,390	18.1%
Capital Markets	5,115,843	13.0%
Consumer Finance	1,128,252	2.9%
Diversified Financial Services	2,277,574	5.8%
Equity Real Estate Investment Trusts	4,957,739	12.6%
Insurance	3,527,507	9.0%
IT Services	3,013,965	7.6%
Mortgage Real Estate Investment Trusts	162,463	0.4%
Professional Services	138,418	0.3%
Real Estate Management & Development	177,643	0.4%
Thrifts & Mortgage Finance	111,912	0.3%
Other **	11,649,508	29.6%
Total	$39,380,214	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks (77.7%)

	Shares	Value
10X Genomics, Inc.* - Class A (Life Sciences Tools & Services)	184	$36,395
1Life Healthcare, Inc.* (Health Care Providers & Services)	193	8,397
Abbott Laboratories (Health Care Equipment & Supplies)	4,469	536,638
AbbVie, Inc. (Biotechnology)	4,455	496,733
ABIOMED, Inc.* (Health Care Equipment & Supplies)	114	36,563
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	224	13,646
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	293	6,024
Acceleron Pharma, Inc.* (Biotechnology)	132	16,496
Agilent Technologies, Inc. (Life Sciences Tools & Services)	769	102,769
Agios Pharmaceuticals, Inc.* (Biotechnology)	145	8,091
Alexion Pharmaceuticals, Inc.* (Biotechnology)	555	93,617
Align Technology, Inc.* (Health Care Equipment & Supplies)	181	107,791
Alkermes PLC* (Biotechnology)	402	8,846
Allogene Therapeutics, Inc.* (Biotechnology)	166	5,133
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	296	41,629
Amedisys, Inc.* (Health Care Providers & Services)	82	22,128
American Well Corp.* - Class A (Health Care Technology)	141	2,170
Amgen, Inc. (Biotechnology)	1,457	349,155
Anthem, Inc. (Health Care Providers & Services)	617	234,083
Atea Pharmaceuticals, Inc.* (Biotechnology)	30	741
Avantor, Inc.* (Life Sciences Tools & Services)	1,304	41,780
Baxter International, Inc. (Health Care Equipment & Supplies)	1,275	109,255
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	733	182,378
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	20	982
Biogen, Inc.* (Biotechnology)	384	102,655
BioMarin Pharmaceutical, Inc.* (Biotechnology)	458	35,687
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	55	34,657
Bio-Techne Corp. (Life Sciences Tools & Services)	98	41,894
Bluebird Bio, Inc.* (Biotechnology)	169	5,070
Blueprint Medicines Corp.* (Biotechnology)	146	14,063
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,574	155,826
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,652	352,798
Bruker Corp. (Life Sciences Tools & Services)	256	17,541
Catalent, Inc.* (Pharmaceuticals)	429	48,250
Centene Corp.* (Health Care Providers & Services)	1,467	90,573
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	125	41,556
Chemed Corp. (Health Care Providers & Services)	40	19,064
Cigna Corp. (Health Care Providers & Services)	888	221,121
Covetrus, Inc.* (Health Care Providers & Services)	250	7,163
CVS Health Corp. (Health Care Providers & Services)	3,309	252,807
Danaher Corp. (Health Care Equipment & Supplies)	1,599	406,050
DaVita, Inc.* (Health Care Providers & Services)	183	21,325
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	553	37,333
DexCom, Inc.* (Health Care Equipment & Supplies)	242	93,436
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,576	150,540
Elanco Animal Health, Inc.* (Pharmaceuticals)	1,191	37,767
Eli Lilly & Co. (Pharmaceuticals)	2,007	366,819
Emergent BioSolutions, Inc.* (Biotechnology)	114	6,952
Encompass Health Corp. (Health Care Providers & Services)	250	21,215
Exact Sciences Corp.* (Biotechnology)	427	56,287
Exelixis, Inc.* (Biotechnology)	785	19,327
FibroGen, Inc.* (Biotechnology)	212	4,732
Gilead Sciences, Inc. (Biotechnology)	3,170	201,200
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	195	13,995
GoodRx Holdings, Inc.* - Class A (Health Care Technology)	99	3,961
Guardant Health, Inc.* (Health Care Providers & Services)	216	34,340
Haemonetics Corp.* (Health Care Equipment & Supplies)	128	8,609
HCA Healthcare, Inc. (Health Care Providers & Services)	669	134,509
HealthEquity, Inc.* (Health Care Providers & Services)	208	15,802
Henry Schein, Inc.* (Health Care Providers & Services)	360	26,100
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	168	18,517
Hologic, Inc.* (Health Care Equipment & Supplies)	649	42,542
Horizon Therapeutics PLC* (Pharmaceuticals)	565	53,460
Humana, Inc. (Health Care Providers & Services)	326	145,148
ICU Medical, Inc.* (Health Care Equipment & Supplies)	49	10,205
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	216	118,582
Illumina, Inc.* (Life Sciences Tools & Services)	368	144,565
Incyte Corp.* (Biotechnology)	471	40,214
Insulet Corp.* (Health Care Equipment & Supplies)	167	49,302

Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	179	$13,260
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	298	257,770
Ionis Pharmaceuticals, Inc.* (Biotechnology)	355	15,201
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	483	113,355
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	142	23,345
Johnson & Johnson (Pharmaceuticals)	6,631	1,079,062
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	246	65,404
LHC Group, Inc.* (Health Care Providers & Services)	80	16,662
Masimo Corp.* (Health Care Equipment & Supplies)	128	29,782
McKesson Corp. (Health Care Providers & Services)	401	75,212
Medtronic PLC (Health Care Equipment & Supplies)	3,403	445,521
Merck & Co., Inc. (Pharmaceuticals)	6,383	475,534
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	59	77,486
Moderna, Inc.* (Biotechnology)	767	137,155
Molina Healthcare, Inc.* (Health Care Providers & Services)	146	37,245
Nektar Therapeutics* (Pharmaceuticals)	459	9,001
Neogen Corp.* (Health Care Equipment & Supplies)	133	12,769
Neurocrine Biosciences, Inc.* (Biotechnology)	237	22,394
Novavax, Inc.* (Biotechnology)	171	40,515
Novocure, Ltd.* (Health Care Equipment & Supplies)	215	43,882
NuVasive, Inc.* (Health Care Equipment & Supplies)	130	9,289
Oak Street Health, Inc.* (Health Care Providers & Services)	43	2,650
Penumbra, Inc.* (Health Care Equipment & Supplies)	85	26,009
Perrigo Co. PLC (Pharmaceuticals)	335	13,946
Pfizer, Inc. (Pharmaceuticals)	14,071	543,844
PPD, Inc.* (Life Sciences Tools & Services)	273	12,613
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	163	27,203
Premier, Inc. (Health Care Providers & Services)	179	6,328
Quest Diagnostics, Inc. (Health Care Providers & Services)	336	44,312
Quidel Corp.* (Health Care Equipment & Supplies)	97	10,165
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	266	128,026
Repligen Corp.* (Biotechnology)	129	27,311
ResMed, Inc. (Health Care Equipment & Supplies)	366	68,797
Sarepta Therapeutics, Inc.* (Biotechnology)	201	14,239
Seagen, Inc.* (Biotechnology)	320	46,003
Royalty Pharma PLC - Class A (Pharmaceuticals)	215	9,460
STERIS PLC (Health Care Equipment & Supplies)	216	45,580
Stryker Corp. (Health Care Equipment & Supplies)	826	216,932
Syneos Health, Inc.* (Life Sciences Tools & Services)	208	17,649
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	157	14,428
Teladoc Health, Inc.* (Health Care Technology)	327	56,358
Teleflex, Inc. (Health Care Equipment & Supplies)	119	50,275
Tenet Healthcare Corp.* (Health Care Providers & Services)	268	15,882
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	124	50,950
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	994	467,409
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	158	17,639
United Therapeutics Corp.* (Biotechnology)	112	22,575
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,384	950,738
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	196	29,088
Vertex Pharmaceuticals, Inc.* (Biotechnology)	657	143,357
Viatris, Inc.* (Pharmaceuticals)	3,046	40,512
Vir Biotechnology, Inc.* (Biotechnology)	164	7,829
Waters Corp.* (Life Sciences Tools & Services)	157	47,080
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	188	61,762
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	525	93,009
Zoetis, Inc. (Pharmaceuticals)	1,199	207,463
TOTAL COMMON STOCKS
(Cost $3,318,089)		12,722,264

Repurchase Agreements(a)(b) (24.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $4,065,000	$4,065,000	$4,065,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,065,000)		4,065,000

TOTAL INVESTMENT SECURITIES
(Cost $7,383,089) - 102.6%		16,787,264
Net other assets (liabilities) - (2.6)%		(432,949)

NET ASSETS - 100.0%		$16,354,315

Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $2,497,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Health Care Index	Goldman Sachs International	5/24/21	0.58%	$6,089,168	$(107,704)
Dow Jones U.S. Health Care Index	UBS AG	5/24/21	0.43%	5,739,216	(115,076)
				$11,828,384	$(222,780)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Health Care UltraSector ProFund invested in the following industries as of April 30, 2021:

	Value	% of Net Assets
Biotechnology	$2,134,896	13.1%
Health Care Equipment & Supplies	3,527,742	21.5%
Health Care Providers & Services	2,510,942	15.3%
Health Care Technology	62,489	0.4%
Life Sciences Tools & Services	1,224,934	7.5%
Pharmaceuticals	3,261,261	19.9%
Other **	3,632,051	22.3%
Total	$16,354,315	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks (76.8%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,646	$324,492
A.O. Smith Corp. (Building Products)	384	26,016
Accenture PLC - Class A (IT Services)	1,801	522,236
Acuity Brands, Inc. (Electrical Equipment)	103	19,109
ADT, Inc. (Commercial Services & Supplies)	424	3,901
AECOM* (Construction & Engineering)	420	27,901
Affirm Holdings, Inc.* (IT Services)	92	6,486
AGCO Corp. (Machinery)	174	25,390
Air Lease Corp. (Trading Companies & Distributors)	303	14,153
Allegion PLC (Building Products)	257	34,536
Allison Transmission Holdings, Inc. (Machinery)	314	13,022
Amcor PLC (Containers & Packaging)	4,433	52,088
AMETEK, Inc. (Electrical Equipment)	656	88,514
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,701	114,544
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	110	10,523
AptarGroup, Inc. (Containers & Packaging)	184	27,749
Armstrong World Industries, Inc. (Building Products)	135	13,993
Array Technologies, Inc.* (Electrical Equipment)	304	8,561
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	212	24,183
ASGN, Inc.* (Professional Services)	151	15,882
Automatic Data Processing, Inc. (IT Services)	1,215	227,193
Avery Dennison Corp. (Containers & Packaging)	236	50,544
Avnet, Inc. (Electronic Equipment, Instruments & Components)	280	12,298
Axon Enterprise, Inc.* (Aerospace & Defense)	181	27,441
Ball Corp. (Containers & Packaging)	930	87,085
Berry Global Group, Inc.* (Containers & Packaging)	379	24,112
Black Knight, Inc.* (IT Services)	445	32,227
Booz Allen Hamilton Holding Corp. (IT Services)	391	32,433
Broadridge Financial Solutions, Inc. (IT Services)	330	52,348
BWX Technologies, Inc. (Aerospace & Defense)	269	18,001
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	380	36,890
CACI International, Inc.* - Class A (IT Services)	72	18,350
Carlisle Cos., Inc. (Industrial Conglomerates)	151	28,939
Carrier Global Corp. (Building Products)	2,317	100,975
Caterpillar, Inc. (Machinery)	1,546	352,659
Cimpress PLC* (Commercial Services & Supplies)	56	5,335
Cintas Corp. (Commercial Services & Supplies)	251	86,630
Clarivate PLC* (Professional Services)	737	20,584
Clean Harbors, Inc.* (Commercial Services & Supplies)	145	12,899
Cognex Corp. (Electronic Equipment, Instruments & Components)	500	43,060
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	69	17,939
Colfax Corp.* (Machinery)	324	14,642
Concentrix Corp.* (IT Services)	117	18,179
CoreLogic, Inc. (IT Services)	207	16,498
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,180	96,378
Crane Co. (Machinery)	140	13,168
Crown Holdings, Inc. (Containers & Packaging)	384	42,163
CSX Corp. (Road & Rail)	2,167	218,325
Cummins, Inc. (Machinery)	422	106,361
Curtiss-Wright Corp. (Aerospace & Defense)	116	14,836
Deere & Co. (Machinery)	891	330,428
Donaldson Co., Inc. (Machinery)	357	22,448
Dover Corp. (Machinery)	407	60,720
Dun & Bradstreet Holdings, Inc.* (Professional Services)	384	9,124
Eagle Materials, Inc.* (Construction Materials)	118	16,301
Eaton Corp. PLC (Electrical Equipment)	1,130	161,510
EMCOR Group, Inc. (Construction & Engineering)	158	18,928
Emerson Electric Co. (Electrical Equipment)	1,704	154,194
EnerSys (Electrical Equipment)	120	10,990
Equifax, Inc. (Professional Services)	346	79,314
Euronet Worldwide, Inc.* (IT Services)	151	21,658
Expeditors International of Washington, Inc. (Air Freight & Logistics)	481	52,843
Fastenal Co. (Trading Companies & Distributors)	1,630	85,215
FedEx Corp. (Air Freight & Logistics)	692	200,895
Fidelity National Information Services, Inc. (IT Services)	1,763	269,563
Fiserv, Inc.* (IT Services)	1,636	196,516
FleetCor Technologies, Inc.* (IT Services)	237	68,190
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	372	22,309
Flowserve Corp. (Machinery)	366	14,508
Fortive Corp. (Machinery)	961	68,058
Fortune Brands Home & Security, Inc. (Building Products)	393	41,257
FTI Consulting, Inc.* (Professional Services)	98	13,607
Gates Industrial Corp. PLC* (Machinery)	184	3,174
Generac Holdings, Inc.* (Electrical Equipment)	179	57,987
General Dynamics Corp. (Aerospace & Defense)	659	125,362
General Electric Co. (Industrial Conglomerates)	24,892	326,583
Genpact, Ltd. (IT Services)	494	23,480
Global Payments, Inc. (IT Services)	839	180,075
Graco, Inc. (Machinery)	478	36,710
Graphic Packaging Holding Co. (Containers & Packaging)	754	13,987
HEICO Corp. (Aerospace & Defense)	120	16,896

Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
HEICO Corp. - Class A (Aerospace & Defense)	209	$26,393
Hexcel Corp.* (Aerospace & Defense)	237	13,369
Honeywell International, Inc. (Industrial Conglomerates)	1,976	440,727
Howmet Aerospace, Inc.* (Aerospace & Defense)	1,103	35,252
Hubbell, Inc. (Electrical Equipment)	155	29,762
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	115	24,417
IDEX Corp. (Machinery)	215	48,203
Illinois Tool Works, Inc. (Machinery)	818	188,516
Ingersoll Rand, Inc.* (Machinery)	1,056	52,177
Insperity, Inc. (Professional Services)	100	8,754
International Paper Co. (Containers & Packaging)	1,116	64,728
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	103	22,362
Itron, Inc.* (Electronic Equipment, Instruments & Components)	126	11,332
ITT, Inc. (Machinery)	246	23,200
J.B. Hunt Transport Services, Inc. (Road & Rail)	237	40,458
Jabil, Inc. (Electronic Equipment, Instruments & Components)	383	20,077
Jack Henry & Associates, Inc. (IT Services)	216	35,171
Jacobs Engineering Group, Inc. (Construction & Engineering)	370	49,435
Johnson Controls International PLC (Building Products)	2,043	127,360
Kansas City Southern (Road & Rail)	257	75,098
KBR, Inc. (IT Services)	396	15,666
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	530	76,506
Kirby Corp.* (Marine)	169	10,765
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	346	16,304
L3Harris Technologies, Inc. (Aerospace & Defense)	583	121,981
Landstar System, Inc. (Road & Rail)	109	18,779
Leidos Holdings, Inc. (IT Services)	379	38,385
Lennox International, Inc. (Building Products)	98	32,863
Lincoln Electric Holdings, Inc. (Machinery)	169	21,640
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	69	18,302
Lockheed Martin Corp. (Aerospace & Defense)	701	266,773
Louisiana-Pacific Corp. (Paper & Forest Products)	302	19,896
Macquarie Infrastructure Corp. (Transportation Infrastructure)	205	6,829
ManpowerGroup, Inc. (Professional Services)	158	19,101
Martin Marietta Materials, Inc. (Construction Materials)	177	62,502
Masco Corp. (Building Products)	729	46,569
MasTec, Inc.* (Construction & Engineering)	161	16,802
MAXIMUS, Inc. (IT Services)	174	15,945
Mercury Systems, Inc.* (Aerospace & Defense)	160	12,038
MSA Safety, Inc. (Commercial Services & Supplies)	104	16,719
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	132	11,901
National Instruments Corp. (Electronic Equipment, Instruments & Components)	372	15,405
Navistar International Corp.* (Machinery)	139	6,151
Nielsen Holdings PLC (Professional Services)	1,010	25,907
Nikola Corp.*(a) (Machinery)	391	4,524
Nordson Corp. (Machinery)	155	32,769
Norfolk Southern Corp. (Road & Rail)	714	199,377
Northrop Grumman Corp. (Aerospace & Defense)	440	155,954
nVent Electric PLC (Electrical Equipment)	472	14,372
Old Dominion Freight Line, Inc. (Road & Rail)	273	70,382
Oshkosh Corp. (Machinery)	194	24,139
Otis Worldwide Corp. (Machinery)	1,158	90,173
Owens Corning (Building Products)	299	28,946
PACCAR, Inc. (Machinery)	986	88,622
Packaging Corp. of America (Containers & Packaging)	269	39,718
Parker-Hannifin Corp. (Machinery)	366	114,854
Paychex, Inc. (IT Services)	910	88,716
PayPal Holdings, Inc.* (IT Services)	3,326	872,377
Pentair PLC (Machinery)	470	30,320
PerkinElmer, Inc. (Life Sciences Tools & Services)	319	41,352
Quanta Services, Inc. (Construction & Engineering)	392	37,883
Raytheon Technologies Corp. (Aerospace & Defense)	4,313	359,014
Regal Beloit Corp. (Electrical Equipment)	116	16,754
Republic Services, Inc. - Class A (Commercial Services & Supplies)	598	63,567
Robert Half International, Inc. (Professional Services)	321	28,123
Rockwell Automation, Inc. (Electrical Equipment)	330	87,206
Roper Technologies, Inc. (Industrial Conglomerates)	299	133,486
Science Applications International Corp. (IT Services)	165	14,754
Sealed Air Corp. (Containers & Packaging)	437	21,588
Sensata Technologies Holding PLC* (Electrical Equipment)	446	25,752
Shoals Technologies Group, Inc.* - Class A (Electrical Equipment)	222	7,120
Silgan Holdings, Inc. (Containers & Packaging)	219	9,235
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	126	22,602
Snap-on, Inc. (Machinery)	155	36,828
Sonoco Products Co. (Containers & Packaging)	285	18,656
Square, Inc.* - Class A (IT Services)	1,108	271,261
Stericycle, Inc.* (Commercial Services & Supplies)	259	19,757

Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	940	$126,401
Teledyne Technologies, Inc.* (Aerospace & Defense)	105	47,014
Tetra Tech, Inc. (Commercial Services & Supplies)	155	19,783
Textron, Inc. (Aerospace & Defense)	643	41,306
The Boeing Co.* (Aerospace & Defense)	1,557	364,821
The Middleby Corp.* (Machinery)	159	28,830
The Sherwin-Williams Co. (Chemicals)	688	188,423
The Timken Co. (Machinery)	193	16,187
The Toro Co. (Machinery)	305	34,953
The Western Union Co. (IT Services)	1,161	29,907
Trane Technologies PLC (Building Products)	677	117,683
TransDigm Group, Inc.* (Aerospace & Defense)	157	96,357
TransUnion (Professional Services)	542	56,688
Trex Co., Inc.* (Building Products)	330	35,637
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	713	58,466
TriNet Group, Inc.* (Professional Services)	111	8,737
Union Pacific Corp. (Road & Rail)	1,901	422,193
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	2,046	417,097
United Rentals, Inc.* (Trading Companies & Distributors)	205	65,590
Univar Solutions, Inc.* (Trading Companies & Distributors)	474	11,068
Valmont Industries, Inc. (Construction & Engineering)	62	15,305
Verisk Analytics, Inc. - Class A (Professional Services)	462	86,947
Vontier Corp.* (Electronic Equipment, Instruments & Components)	475	14,887
Vulcan Materials Co. (Construction Materials)	376	67,018
W.W. Grainger, Inc. (Trading Companies & Distributors)	125	54,193
Waste Management, Inc. (Commercial Services & Supplies)	1,105	152,456
Watsco, Inc. (Trading Companies & Distributors)	93	27,236
WESCO International, Inc.* (Trading Companies & Distributors)	1	92
Westinghouse Air Brake Technologies Corp. (Machinery)	504	41,363
WestRock Co. (Containers & Packaging)	747	41,645
WEX, Inc.* (IT Services)	126	25,856
Woodward, Inc. (Machinery)	166	20,752
XPO Logistics, Inc.* (Air Freight & Logistics)	291	40,484
Xylem, Inc. (Machinery)	513	56,763
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	151	73,649
TOTAL COMMON STOCKS
(Cost $10,296,362)		14,131,089

Repurchase Agreements(b)(c) (22.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $4,113,000	$4,113,000	$4,113,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,113,000)		4,113,000

Collateral for Securities Loaned(d) (NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.05%(e)	3,222	$3,222
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $3,222)		3,222
TOTAL INVESTMENT SECURITIES
(Cost $14,412,584) - 99.1%		18,247,311
Net other assets (liabilities) - 0.9%		171,435
NET ASSETS - 100.0%		$18,418,746

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2021. The total value of securities on loan as of April 30, 2021 was $3,043.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $2,552,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2021.

Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Industrials Index	Goldman Sachs International	5/24/21	0.58%	$5,982,801	$(13,154)
Dow Jones U.S. Industrials Index	UBS AG	5/24/21	0.43%	7,621,675	(21,607)
				$13,604,476	$(34,761)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Industrials UltraSector ProFund invested in the following industries as of April 30, 2021:

	Value	% of Net Assets
Aerospace & Defense	$1,767,225	9.6%
Air Freight & Logistics	748,209	4.1%
Building Products	605,835	3.3%
Chemicals	188,423	1.0%
Commercial Services & Supplies	381,047	2.1%
Construction & Engineering	166,254	0.9%
Construction Materials	145,821	0.8%
Containers & Packaging	493,298	2.7%
Electrical Equipment	681,831	3.7%
Electronic Equipment, Instruments & Components	768,098	4.2%
Industrial Conglomerates	1,254,227	6.8%
IT Services	3,093,470	16.8%
Life Sciences Tools & Services	41,352	0.2%
Machinery	2,022,252	11.0%
Marine	10,765	0.1%
Paper & Forest Products	19,896	0.1%
Professional Services	372,768	2.0%
Road & Rail	1,060,916	5.8%
Trading Companies & Distributors	302,573	1.6%
Transportation Infrastructure	6,829	NM
Other **	4,287,657	23.2%
Total	$18,418,746	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Internet UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks (75.0%)

	Shares	Value
Akamai Technologies, Inc.* (IT Services)	24,467	$2,659,563
Alphabet, Inc.* - Class A (Interactive Media & Services)	3,761	8,851,514
Alphabet, Inc.* - Class C (Interactive Media & Services)	3,605	8,688,483
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	5,129	17,784,397
Arista Networks, Inc.* (Communications Equipment)	8,454	2,664,447
Box, Inc.* - Class A (Software)	53,626	1,142,234
Ciena Corp.* (Communications Equipment)	33,809	1,706,340
Cisco Systems, Inc. (Communications Equipment)	148,570	7,563,699
Citrix Systems, Inc. (Software)	18,157	2,248,744
Cloudera, Inc.* (Software)	78,465	995,721
CommScope Holding Co., Inc.* (Communications Equipment)	73,705	1,212,447
Coupa Software, Inc.* (Software)	9,591	2,580,363
Datadog, Inc.* - Class A (Software)	30,027	2,575,416
DocuSign, Inc.* (Software)	17,318	3,860,875
Dropbox, Inc.* (Software)	67,409	1,732,411
eBay, Inc. (Internet & Direct Marketing Retail)	63,271	3,529,889
Etsy, Inc.* (Internet & Direct Marketing Retail)	14,587	2,899,750
Expedia Group, Inc.* (Internet & Direct Marketing Retail)	16,966	2,989,918
Facebook, Inc.* - Class A (Interactive Media & Services)	43,613	14,177,713
Fastly, Inc.* - Class A (IT Services)	21,710	1,386,618
fuboTV, Inc.*(a) (Software)	27,992	564,319
GoDaddy, Inc.* - Class A (IT Services)	28,623	2,485,049
Juniper Networks, Inc. (Communications Equipment)	70,548	1,791,214
Match Group, Inc.* (Interactive Media & Services)	25,024	3,894,485
Netflix, Inc.* (Entertainment)	14,866	7,633,245
Okta, Inc.* (IT Services)	13,771	3,714,039
PayPal Holdings, Inc.* (IT Services)	34,603	9,076,020
Pinterest, Inc.* - Class A (Interactive Media & Services)	51,425	3,413,077
Salesforce.com, Inc.* (Software)	33,080	7,618,985
Smartsheet, Inc.* (Software)	26,003	1,541,978
Snap, Inc.* (Interactive Media & Services)	75,471	4,665,617
Snowflake, Inc.* - Class A (IT Services)	9,640	2,232,528
Teladoc Health, Inc.* (Health Care Technology)	15,659	2,698,829
Twitter, Inc.* (Interactive Media & Services)	64,531	3,563,402
Veeva Systems, Inc.* - Class A (Health Care Technology)	13,663	3,859,114
VeriSign, Inc.* (IT Services)	13,559	2,966,302
Vonage Holdings Corp.* (Diversified Telecommunication Services)	89,350	1,210,693
Wayfair, Inc.* - Class A (Internet & Direct Marketing Retail)	9,073	2,681,707
Workday, Inc.* - Class A (Software)	16,061	3,967,067
Zillow Group, Inc.* - Class A (Interactive Media & Services)	4,072	543,001
Zillow Group, Inc.* - Class C (Interactive Media & Services)	17,130	2,228,956
Zoom Video Communications, Inc.* - Class A (Software)	14,187	4,533,739
TOTAL COMMON STOCKS
(Cost $72,695,335)		168,133,908

Repurchase Agreements(b)(c) (25.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $58,084,000	$58,084,000	$58,084,000
TOTAL REPURCHASE AGREEMENTS
(Cost $58,084,000)		58,084,000

Collateral for Securities Loaned(d) (0.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.05%(e)	535,224	$535,224
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $535,224)		535,224
TOTAL INVESTMENT SECURITIES (Cost $131,314,559) - 101.1%		226,753,132
Net other assets (liabilities) - (1.1)%		(2,412,584)
NET ASSETS - 100.0%		$224,340,548

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2021. The total value of securities on loan as of April 30, 2021 was $507,770.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $31,700,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2021.

Internet UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	5/24/21	0.58%	$84,188,483	$(667,386)
Dow Jones Internet Composite Index	UBS AG	5/24/21	0.43%	84,419,728	(673,686)
				$168,608,211	$(1,341,072)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Internet UltraSector ProFund invested in the following industries as of April 30, 2021:
	Value	% of Net Assets
Communications Equipment	$14,938,147	6.7%
Diversified Telecommunication Services	1,210,692	0.6%
Entertainment	7,633,245	3.4%
Health Care Technology	6,557,943	3.0%
Interactive Media & Services	50,026,248	22.1%
Internet & Direct Marketing Retail	29,885,661	13.3%
IT Services	24,520,119	11.0%
Software	33,361,853	14.9%
Other **	56,206,640	25.0%
Total	$224,340,548	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks (100.0%)
	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	2,244	$269,459
AbbVie, Inc. (Biotechnology)	2,808	313,092
ABIOMED, Inc.* (Health Care Equipment & Supplies)	96	30,790
Accenture PLC - Class A (IT Services)	761	220,667
Activision Blizzard, Inc. (Entertainment)	979	89,275
Adobe, Inc.* (Software)	1,032	524,607
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	2,604	212,538
Agilent Technologies, Inc. (Life Sciences Tools & Services)	474	63,345
Air Products & Chemicals, Inc. (Chemicals)	220	63,466
Akamai Technologies, Inc.* (IT Services)	225	24,458
Albemarle Corp. (Chemicals)	252	42,379
Alexion Pharmaceuticals, Inc.* (Biotechnology)	345	58,195
Align Technology, Inc.* (Health Care Equipment & Supplies)	152	90,521
Allegion PLC (Building Products)	80	10,750
Alphabet, Inc.* - Class A (Interactive Media & Services)	645	1,518,008
Alphabet, Inc.* - Class C (Interactive Media & Services)	617	1,487,044
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	920	3,190,027
American Tower Corp. (Equity Real Estate Investment Trusts)	487	124,073
American Water Works Co., Inc. (Water Utilities)	197	30,730
AMETEK, Inc. (Electrical Equipment)	245	33,058
Amgen, Inc. (Biotechnology)	620	148,577
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	798	53,737
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	340	52,074
ANSYS, Inc.* (Software)	188	68,744
Aon PLC (Insurance)	252	63,363
Apple, Inc. (Technology Hardware, Storage & Peripherals)	33,882	4,454,128
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,969	261,306
Aptiv PLC* (Auto Components)	387	55,685
Arista Networks, Inc.* (Communications Equipment)	117	36,875
Arthur J. Gallagher & Co. (Insurance)	178	25,801
Autodesk, Inc.* (Software)	474	138,365
Automatic Data Processing, Inc. (IT Services)	444	83,024
AutoZone, Inc.* (Specialty Retail)	26	38,067
Avery Dennison Corp. (Containers & Packaging)	79	16,919
Ball Corp. (Containers & Packaging)	449	42,045
Best Buy Co., Inc. (Specialty Retail)	248	28,835
Biogen, Inc.* (Biotechnology)	169	45,179
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	45	28,356
BlackRock, Inc. - Class A (Capital Markets)	216	176,969
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	33	81,381
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,503	156,237
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	595	271,439
Broadridge Financial Solutions, Inc. (IT Services)	122	19,353
Brown-Forman Corp. - Class B (Beverages)	192	14,646
Cadence Design Systems, Inc.* (Software)	598	78,798
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	255	24,949
Carrier Global Corp. (Building Products)	1,125	49,027
Catalent, Inc.* (Pharmaceuticals)	365	41,052
Caterpillar, Inc. (Machinery)	551	125,690
Cboe Global Markets, Inc. (Capital Markets)	114	11,898
CDW Corp. (Electronic Equipment, Instruments & Components)	132	23,540
Cerner Corp. (Health Care Technology)	280	21,014
Charter Communications, Inc.* - Class A (Media)	306	206,076
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	61	91,014
Church & Dwight Co., Inc. (Household Products)	353	30,266
Cintas Corp. (Commercial Services & Supplies)	122	42,107
Citrix Systems, Inc. (Software)	169	20,931
Cognizant Technology Solutions Corp. - Class A (IT Services)	581	46,712
Colgate-Palmolive Co. (Household Products)	946	76,342
Comcast Corp. - Class A (Media)	4,319	242,512
Copart, Inc.* (Commercial Services & Supplies)	447	55,656
Corning, Inc. (Electronic Equipment, Instruments & Components)	777	34,351
Costco Wholesale Corp. (Food & Staples Retailing)	504	187,533
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	554	104,739
CSX Corp. (Road & Rail)	853	85,940
Cummins, Inc. (Machinery)	136	34,277
Danaher Corp. (Health Care Equipment & Supplies)	926	235,148
DaVita, Inc.* (Health Care Providers & Services)	154	17,946
Deere & Co. (Machinery)	504	186,909
DexCom, Inc.* (Health Care Equipment & Supplies)	206	79,537
Dollar General Corp. (Multiline Retail)	525	112,744
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	87	36,744
Dow, Inc. (Chemicals)	787	49,188
DR Horton, Inc. (Household Durables)	427	41,970
Duke Realty Corp. (Equity Real Estate Investment Trusts)	331	15,398
eBay, Inc. (Internet & Direct Marketing Retail)	1,388	77,437
Ecolab, Inc. (Chemicals)	246	55,134
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	763	72,882
Electronic Arts, Inc. (Entertainment)	333	47,313

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Eli Lilly & Co. (Pharmaceuticals)	1,039	$189,898
Emerson Electric Co. (Electrical Equipment)	515	46,603
Enphase Energy, Inc.* (Electrical Equipment)	276	38,433
Equifax, Inc. (Professional Services)	132	30,258
Equinix, Inc. (Equity Real Estate Investment Trusts)	112	80,725
Etsy, Inc.* (Internet & Direct Marketing Retail)	272	54,071
Expedia Group, Inc.* (Internet & Direct Marketing Retail)	110	19,385
Expeditors International of Washington, Inc. (Air Freight & Logistics)	237	26,037
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	136	20,222
F5 Networks, Inc.* (Communications Equipment)	56	10,459
Facebook, Inc.* - Class A (Interactive Media & Services)	5,169	1,680,338
Fastenal Co. (Trading Companies & Distributors)	926	48,411
FedEx Corp. (Air Freight & Logistics)	335	97,254
First Horizon Corp. (Banks)	1	15
First Republic Bank (Banks)	202	37,014
Fiserv, Inc.* (IT Services)	839	100,781
FleetCor Technologies, Inc.* (IT Services)	79	22,730
FMC Corp. (Chemicals)	274	32,398
Fortinet, Inc.* (Software)	290	59,227
Fortune Brands Home & Security, Inc. (Building Products)	169	17,742
Freeport-McMoRan, Inc. (Metals & Mining)	1,946	73,384
Garmin, Ltd. (Household Durables)	178	24,429
Gartner, Inc.* (IT Services)	104	20,372
Generac Holdings, Inc.* (Electrical Equipment)	134	43,409
Hess Corp. (Oil, Gas & Consumable Fuels)	315	23,471
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	222	28,571
Hologic, Inc.* (Health Care Equipment & Supplies)	400	26,220
Humana, Inc. (Health Care Providers & Services)	143	63,669
IDEX Corp. (Machinery)	77	17,263
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	185	101,563
IHS Markit, Ltd. (Professional Services)	519	55,834
Illinois Tool Works, Inc. (Machinery)	272	62,685
Illumina, Inc.* (Life Sciences Tools & Services)	155	60,890
Incyte Corp.* (Biotechnology)	253	21,601
Intercontinental Exchange, Inc. (Capital Markets)	649	76,394
Intuit, Inc. (Software)	590	243,174
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	173	149,645
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	35	7,599
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	261	61,254
J.B. Hunt Transport Services, Inc. (Road & Rail)	110	18,778
Jack Henry & Associates, Inc. (IT Services)	80	13,026
Jacobs Engineering Group, Inc. (Construction & Engineering)	171	22,848
Johnson & Johnson (Pharmaceuticals)	2,257	367,281
Kansas City Southern (Road & Rail)	103	30,098
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	228	32,912
Kimberly-Clark Corp. (Household Products)	276	36,796
KLA Corp. (Semiconductors & Semiconductor Equipment)	331	104,381
L Brands, Inc.* (Specialty Retail)	281	18,518
L3Harris Technologies, Inc. (Aerospace & Defense)	252	52,726
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	309	191,719
Lamb Weston Holding, Inc. (Food Products)	114	9,177
Linde PLC (Chemicals)	649	185,509
Lockheed Martin Corp. (Aerospace & Defense)	245	93,236
Lowe's Cos., Inc. (Specialty Retail)	1,113	218,426
MarketAxess Holdings, Inc. (Capital Markets)	84	41,031
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	1	104
Marsh & McLennan Cos., Inc. (Insurance)	534	72,464
Masco Corp. (Building Products)	243	15,523
Mastercard, Inc. - Class A (IT Services)	1,281	489,419
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	345	32,430
McCormick & Co., Inc. (Food Products)	235	21,235
McDonald's Corp. (Hotels, Restaurants & Leisure)	638	150,619
Merck & Co., Inc. (Pharmaceuticals)	2,607	194,222
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	51	66,979
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	415	62,370
Microsoft Corp. (Software)	16,197	4,084,559
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	93	33,608
Monster Beverage Corp.* (Beverages)	797	77,349
Moody's Corp. (Capital Markets)	248	81,024
Motorola Solutions, Inc. (Communications Equipment)	161	30,316
MSCI, Inc. - Class A (Capital Markets)	173	84,038
Nasdaq, Inc. (Capital Markets)	159	25,685
Netflix, Inc.* (Entertainment)	952	488,824
Newmont Corp. (Metals & Mining)	945	58,977
NextEra Energy, Inc. (Electric Utilities)	1,809	140,215
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,748	231,820
Norfolk Southern Corp. (Road & Rail)	245	68,414
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	314	11,247
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,334	800,908

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	31	$5,968
Old Dominion Freight Line, Inc. (Road & Rail)	206	53,109
Oracle Corp. (Software)	2,189	165,904
O'Reilly Automotive, Inc.* (Specialty Retail)	104	57,500
Otis Worldwide Corp. (Machinery)	454	35,353
Parker-Hannifin Corp. (Machinery)	143	44,875
Paychex, Inc. (IT Services)	364	35,486
Paycom Software, Inc.* (Software)	110	42,285
PayPal Holdings, Inc.* (IT Services)	2,513	659,134
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	192	17,111
PepsiCo, Inc. (Beverages)	1,243	179,190
PerkinElmer, Inc. (Life Sciences Tools & Services)	243	31,500
Pool Corp. (Distributors)	89	37,604
PTC, Inc.* (Software)	226	29,592
Public Storage (Equity Real Estate Investment Trusts)	136	38,238
PulteGroup, Inc. (Household Durables)	292	17,263
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	245	46,102
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	2,439	338,533
Quanta Services, Inc. (Construction & Engineering)	171	16,525
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	227	109,255
ResMed, Inc. (Health Care Equipment & Supplies)	314	59,023
Rockwell Automation, Inc. (Electrical Equipment)	136	35,939
Rollins, Inc. (Commercial Services & Supplies)	474	17,671
Roper Technologies, Inc. (Industrial Conglomerates)	119	53,126
S&P Global, Inc. (Capital Markets)	517	201,831
Salesforce.com, Inc.* (Software)	1,972	454,191
SBA Communications Corp. (Equity Real Estate Investment Trusts)	149	44,658
Sealed Air Corp. (Containers & Packaging)	223	11,016
ServiceNow, Inc.* (Software)	420	212,675
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	188	34,090
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,466	167,843
STERIS PLC (Health Care Equipment & Supplies)	108	22,790
Stryker Corp. (Health Care Equipment & Supplies)	345	90,607
SVB Financial Group* (Banks)	112	64,045
Synopsys, Inc.* (Software)	328	81,036
T. Rowe Price Group, Inc. (Capital Markets)	293	52,506
Take-Two Interactive Software, Inc.* (Entertainment)	246	43,143
Target Corp. (Multiline Retail)	714	147,983
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	270	36,307
Teledyne Technologies, Inc.* (Aerospace & Defense)	37	16,567
Teleflex, Inc. (Health Care Equipment & Supplies)	49	20,702
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	358	44,779
Tesla, Inc.* (Automobiles)	1,648	1,169,157
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,048	189,174
The AES Corp. (Independent Power and Renewable Electricity Producers)	554	15,413
The Clorox Co. (Household Products)	177	32,303
The Coca-Cola Co. (Beverages)	2,911	157,136
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	43	17,668
The Estee Lauder Co., Inc. (Personal Products)	276	86,609
The Hershey Co. (Food Products)	130	21,359
The Home Depot, Inc. (Specialty Retail)	1,663	538,263
The Procter & Gamble Co. (Household Products)	2,539	338,754
The Progressive Corp. (Insurance)	806	81,196
The Sherwin-Williams Co. (Chemicals)	352	96,402
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	845	397,345
T-Mobile US, Inc.* (Wireless Telecommunication Services)	865	114,292
Tractor Supply Co. (Specialty Retail)	248	46,773
Trane Technologies PLC (Building Products)	236	41,024
TransDigm Group, Inc.* (Aerospace & Defense)	75	46,031
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	539	44,198
Twitter, Inc.* (Interactive Media & Services)	1,715	94,702
Tyler Technologies, Inc.* (Software)	89	37,813
Ulta Beauty, Inc.* (Specialty Retail)	61	20,090
Union Pacific Corp. (Road & Rail)	692	153,685
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,080	220,168
United Rentals, Inc.* (Trading Companies & Distributors)	152	48,633
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,056	421,133
VeriSign, Inc.* (IT Services)	91	19,908
Verisk Analytics, Inc. - Class A (Professional Services)	351	66,059
Vertex Pharmaceuticals, Inc.* (Biotechnology)	556	121,319
Visa, Inc. - Class A (IT Services)	2,185	510,329
Vulcan Materials Co. (Construction Materials)	117	20,854
W.W. Grainger, Inc. (Trading Companies & Distributors)	56	24,278
Waste Management, Inc. (Commercial Services & Supplies)	326	44,978
Waters Corp.* (Life Sciences Tools & Services)	77	23,090

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	159	$52,235
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	525	67,179
Xylem, Inc. (Machinery)	177	19,585
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	274	32,748
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	87	42,433
Zoetis, Inc. (Pharmaceuticals)	746	129,080
TOTAL COMMON STOCKS
(Cost $27,827,161)		39,429,051
TOTAL INVESTMENT SECURITIES
(Cost $27,827,161) - 100.0%		39,429,051
Net other assets (liabilities) - (NM)		(3,857)
NET ASSETS - 100.0%		$39,425,194

*	Non-income producing security.

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Large-Cap Growth ProFund invested in the following industries as of April 30, 2021:

	Value	% of Net Assets
Aerospace & Defense	$208,560	0.5%
Air Freight & Logistics	343,459	0.9%
Auto Components	55,685	0.1%
Automobiles	1,169,157	3.0%
Banks	101,074	0.3%
Beverages	428,321	1.1%
Biotechnology	817,218	2.1%
Building Products	134,066	0.3%
Capital Markets	751,376	1.9%
Chemicals	524,476	1.3%
Commercial Services & Supplies	160,412	0.4%
Communications Equipment	77,650	0.2%
Construction & Engineering	39,373	0.1%
Construction Materials	20,854	0.1%
Containers & Packaging	69,980	0.2%
Distributors	37,604	0.1%
Electric Utilities	140,216	0.4%
Electrical Equipment	197,442	0.5%
Electronic Equipment, Instruments & Components	275,077	0.7%
Entertainment	668,555	1.7%
Equity Real Estate Investment Trusts	428,053	1.1%
Food & Staples Retailing	187,533	0.5%
Food Products	51,771	0.1%
Health Care Equipment & Supplies	1,318,790	3.3%
Health Care Providers & Services	502,748	1.3%
Health Care Technology	21,014	0.1%
Hotels, Restaurants & Leisure	549,703	1.4%
Household Durables	83,662	0.2%
Household Products	514,461	1.3%
Independent Power and Renewable Electricity Producers	26,660	0.1%
Industrial Conglomerates	53,126	0.1%
Insurance	242,824	0.6%
Interactive Media & Services	4,780,092	12.1%
Internet & Direct Marketing Retail	3,422,300	8.7%
IT Services	2,265,399	5.7%
Life Sciences Tools & Services	732,759	1.9%
Machinery	526,636	1.3%
Media	448,588	1.1%
Metals & Mining	132,361	0.3%
Multiline Retail	260,727	0.7%
Oil, Gas & Consumable Fuels	23,471	0.1%
Personal Products	86,609	0.2%
Pharmaceuticals	1,077,770	2.7%
Professional Services	152,151	0.4%
Road & Rail	410,024	1.0%
Semiconductors & Semiconductor Equipment	2,748,598	7.0%
Software	6,241,902	15.8%
Specialty Retail	966,472	2.4%
Technology Hardware, Storage & Peripherals	4,454,128	11.3%
Textiles, Apparel & Luxury Goods	231,820	0.6%
Trading Companies & Distributors	121,322	0.3%
Water Utilities	30,730	0.1%
Wireless Telecommunication Services	114,292	0.3%
Other **	(3,857)	NM
Total	$39,425,194	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks (99.8%)

	Shares	Value
3M Co. (Industrial Conglomerates)	223	$43,962
A.O. Smith Corp. (Building Products)	51	3,455
Abbott Laboratories (Health Care Equipment & Supplies)	280	33,622
AbbVie, Inc. (Biotechnology)	175	19,513
Accenture PLC - Class A (IT Services)	106	30,737
Activision Blizzard, Inc. (Entertainment)	121	11,034
Advance Auto Parts, Inc. (Specialty Retail)	25	5,004
Aflac, Inc. (Insurance)	242	13,003
Agilent Technologies, Inc. (Life Sciences Tools & Services)	33	4,410
Air Products & Chemicals, Inc. (Chemicals)	46	13,270
Akamai Technologies, Inc.* (IT Services)	25	2,718
Alaska Air Group, Inc.* (Airlines)	46	3,180
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	47	8,512
Alexion Pharmaceuticals, Inc.* (Biotechnology)	25	4,217
Allegion PLC (Building Products)	21	2,822
Alliant Energy Corp. (Electric Utilities)	94	5,280
Altria Group, Inc. (Tobacco)	709	33,855
Amcor PLC (Containers & Packaging)	585	6,874
Ameren Corp. (Multi-Utilities)	95	8,060
American Airlines Group, Inc.* (Airlines)	236	5,126
American Electric Power Co., Inc. (Electric Utilities)	189	16,766
American Express Co. (Consumer Finance)	249	38,184
American International Group, Inc. (Insurance)	328	15,892
American Tower Corp. (Equity Real Estate Investment Trusts)	82	20,891
American Water Works Co., Inc. (Water Utilities)	33	5,148
Ameriprise Financial, Inc. (Capital Markets)	46	11,886
AmerisourceBergen Corp. (Health Care Providers & Services)	55	6,644
AMETEK, Inc. (Electrical Equipment)	46	6,207
Amgen, Inc. (Biotechnology)	111	26,600
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	84	5,657
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	80	12,253
Anthem, Inc. (Health Care Providers & Services)	94	35,663
Aon PLC (Insurance)	42	10,560
APA Corp. (Oil, Gas & Consumable Fuels)	140	2,800
Aptiv PLC* (Auto Components)	33	4,748
Archer-Daniels-Midland Co. (Food Products)	210	13,257
Arthur J. Gallagher & Co. (Insurance)	42	6,088
Assurant, Inc. (Insurance)	24	3,734
AT&T, Inc. (Diversified Telecommunication Services)	2,721	85,467
Atmos Energy Corp. (Gas Utilities)	47	4,869
Automatic Data Processing, Inc. (IT Services)	84	15,707
AutoZone, Inc.* (Specialty Retail)	4	5,856
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	51	9,792
Avery Dennison Corp. (Containers & Packaging)	19	4,069
Baker Hughes Co. - Class A (Energy Equipment & Services)	273	5,482
Ball Corp. (Containers & Packaging)	46	4,307
Bank of America Corp. (Banks)	2,900	117,537
Baxter International, Inc. (Health Care Equipment & Supplies)	193	16,538
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	111	27,618
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	727	199,889
Best Buy Co., Inc. (Specialty Retail)	46	5,348
Biogen, Inc.* (Biotechnology)	27	7,218
BlackRock, Inc. - Class A (Capital Markets)	18	14,747
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	11	27,126
BorgWarner, Inc. (Auto Components)	91	4,421
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	54	5,905
Boston Scientific Corp.* (Health Care Equipment & Supplies)	540	23,544
Bristol-Myers Squibb Co. (Pharmaceuticals)	410	25,592
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	49	22,354
Broadridge Financial Solutions, Inc. (IT Services)	24	3,807
Brown-Forman Corp. - Class B (Beverages)	33	2,517
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	51	4,951
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	147	2,450
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	33	3,229
Campbell Soup Co. (Food Products)	74	3,534
Capital One Financial Corp. (Consumer Finance)	175	26,089
Cardinal Health, Inc. (Health Care Providers & Services)	111	6,698
CarMax, Inc.* (Specialty Retail)	61	8,128
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	301	8,416
Carrier Global Corp. (Building Products)	111	4,837
Caterpillar, Inc. (Machinery)	111	25,320
Cboe Global Markets, Inc. (Capital Markets)	21	2,192
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	128	10,906
CDW Corp. (Electronic Equipment, Instruments & Components)	30	5,350
Celanese Corp. (Chemicals)	46	7,206
Centene Corp.* (Health Care Providers & Services)	221	13,645
CenterPoint Energy, Inc. (Multi-Utilities)	207	5,069
Cerner Corp. (Health Care Technology)	67	5,028
CF Industries Holdings, Inc. (Chemicals)	80	3,890
Chevron Corp. (Oil, Gas & Consumable Fuels)	738	76,066
Chubb, Ltd. (Insurance)	172	29,512
Church & Dwight Co., Inc. (Household Products)	29	2,486
Cigna Corp. (Health Care Providers & Services)	135	33,616

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Cincinnati Financial Corp. (Insurance)	57	$6,423
Cintas Corp. (Commercial Services & Supplies)	14	4,832
Cisco Systems, Inc. (Communications Equipment)	1,611	82,016
Citigroup, Inc. (Banks)	795	56,636
Citizens Financial Group, Inc. (Banks)	161	7,451
Citrix Systems, Inc. (Software)	18	2,229
CME Group, Inc. (Capital Markets)	139	28,077
CMS Energy Corp. (Multi-Utilities)	109	7,019
Cognizant Technology Solutions Corp. - Class A (IT Services)	100	8,040
Colgate-Palmolive Co. (Household Products)	155	12,509
Comcast Corp. - Class A (Media)	978	54,914
Comerica, Inc. (Banks)	51	3,833
Conagra Brands, Inc. (Food Products)	180	6,676
ConocoPhillips (Oil, Gas & Consumable Fuels)	515	26,337
Consolidated Edison, Inc. (Multi-Utilities)	131	10,141
Constellation Brands, Inc. - Class A (Beverages)	66	15,861
Corning, Inc. (Electronic Equipment, Instruments & Components)	155	6,852
Corteva, Inc. (Chemicals)	281	13,702
Costco Wholesale Corp. (Food & Staples Retailing)	80	29,768
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	67	12,667
CSX Corp. (Road & Rail)	141	14,206
Cummins, Inc. (Machinery)	31	7,813
CVS Health Corp. (Health Care Providers & Services)	500	38,200
D.R. Horton, Inc. (Household Durables)	49	4,816
Danaher Corp. (Health Care Equipment & Supplies)	78	19,807
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	48	7,043
Deere & Co. (Machinery)	30	11,126
Delta Air Lines, Inc.* (Airlines)	242	11,355
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	81	5,468
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	220	5,144
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	70	5,721
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	108	16,665
Discover Financial Services (Consumer Finance)	118	13,452
Discovery, Inc.* (Media)	56	2,109
Discovery, Inc.* - Class C (Media)	105	3,393
DISH Network Corp.* - Class A (Media)	91	4,076
Dollar Tree, Inc.* (Multiline Retail)	90	10,341
Dominion Energy, Inc. (Multi-Utilities)	307	24,529
Dover Corp. (Machinery)	54	8,056
Dow, Inc. (Chemicals)	144	9,000
DTE Energy Co. (Multi-Utilities)	74	10,361
Duke Energy Corp. (Electric Utilities)	293	29,501
Duke Realty Corp. (Equity Real Estate Investment Trusts)	83	3,861
DuPont de Nemours, Inc. (Chemicals)	208	16,039
DXC Technology Co.* (IT Services)	92	3,028
Eastman Chemical Co. (Chemicals)	51	5,885
Eaton Corp. PLC (Electrical Equipment)	152	21,725
Ecolab, Inc. (Chemicals)	51	11,430
Edison International (Electric Utilities)	144	8,561
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	103	9,839
Electronic Arts, Inc. (Entertainment)	49	6,962
Eli Lilly & Co. (Pharmaceuticals)	118	21,567
Emerson Electric Co. (Electrical Equipment)	139	12,578
Entergy Corp. (Electric Utilities)	78	8,525
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	223	16,422
Equifax, Inc. (Professional Services)	25	5,730
Equinix, Inc. (Equity Real Estate Investment Trusts)	18	12,974
Equity Residential (Equity Real Estate Investment Trusts)	131	9,724
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	25	7,263
Everest Re Group, Ltd. (Insurance)	18	4,985
Evergy, Inc. (Electric Utilities)	84	5,373
Eversource Energy (Electric Utilities)	131	11,295
Exelon Corp. (Electric Utilities)	371	16,673
Expedia Group, Inc.* (Internet & Direct Marketing Retail)	33	5,816
Expeditors International of Washington, Inc. (Air Freight & Logistics)	25	2,747
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	27	4,015
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,615	92,443
F5 Networks, Inc.* (Communications Equipment)	14	2,615
Fastenal Co. (Trading Companies & Distributors)	55	2,875
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	27	3,047
FedEx Corp. (Air Freight & Logistics)	33	9,580
Fidelity National Information Services, Inc. (IT Services)	238	36,390
Fifth Third Bancorp (Banks)	269	10,905
First Horizon Corp. (Banks)	1	16
First Republic Bank (Banks)	31	5,680
FirstEnergy Corp. (Electric Utilities)	203	7,698
Fiserv, Inc.* (IT Services)	71	8,529
FleetCor Technologies, Inc.* (IT Services)	19	5,467
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	50	2,999
Ford Motor Co.* (Automobiles)	1,486	17,148
Fortive Corp. (Machinery)	128	9,065
Fortune Brands Home & Security, Inc. (Building Products)	25	2,625
Fox Corp. - Class A (Media)	124	4,640
Fox Corp. - Class B (Media)	54	1,965
Franklin Resources, Inc. (Capital Markets)	97	2,910
Freeport-McMoRan, Inc. (Metals & Mining)	207	7,806

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Garmin, Ltd. (Household Durables)	25	$3,431
Gartner, Inc.* (IT Services)	18	3,526
General Dynamics Corp. (Aerospace & Defense)	89	16,930
General Electric Co. (Industrial Conglomerates)	3,347	43,913
General Mills, Inc. (Food Products)	234	14,241
General Motors Co.* (Automobiles)	484	27,695
Genuine Parts Co. (Distributors)	54	6,748
Gilead Sciences, Inc. (Biotechnology)	481	30,528
Global Payments, Inc. (IT Services)	114	24,468
Globe Life, Inc. (Insurance)	37	3,792
Halliburton Co. (Energy Equipment & Services)	334	6,533
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	127	2,675
Hartford Financial Services Group, Inc. (Insurance)	136	8,971
Hasbro, Inc. (Leisure Products)	47	4,674
HCA Healthcare, Inc. (Health Care Providers & Services)	102	20,508
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	203	6,971
Henry Schein, Inc.* (Health Care Providers & Services)	54	3,915
Hess Corp. (Oil, Gas & Consumable Fuels)	47	3,502
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	491	7,866
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	68	8,752
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	52	1,820
Hologic, Inc.* (Health Care Equipment & Supplies)	25	1,639
Honeywell International, Inc. (Industrial Conglomerates)	266	59,330
Hormel Foods Corp. (Food Products)	105	4,851
Host Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	263	4,776
Howmet Aerospace, Inc.* (Aerospace & Defense)	145	4,634
HP, Inc. (Technology Hardware, Storage & Peripherals)	475	16,201
Humana, Inc. (Health Care Providers & Services)	25	11,131
Huntington Bancshares, Inc. (Banks)	384	5,883
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	18	3,822
IDEX Corp. (Machinery)	18	4,036
IHS Markit, Ltd. (Professional Services)	48	5,164
Illinois Tool Works, Inc. (Machinery)	61	14,058
Illumina, Inc.* (Life Sciences Tools & Services)	27	10,607
Incyte Corp.* (Biotechnology)	25	2,135
Ingersoll Rand, Inc.* (Machinery)	140	6,917
Intel Corp. (Semiconductors & Semiconductor Equipment)	1,552	89,286
Intercontinental Exchange, Inc. (Capital Markets)	99	11,653
International Business Machines Corp. (IT Services)	341	48,381
International Flavors & Fragrances, Inc. (Chemicals)	95	13,506
International Paper Co. (Containers & Packaging)	147	8,526
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	16	13,840
Invesco, Ltd. (Capital Markets)	138	3,726
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	7	1,520
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	27	6,337
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	106	4,253
J.B. Hunt Transport Services, Inc. (Road & Rail)	14	2,390
Jack Henry & Associates, Inc. (IT Services)	18	2,931
Jacobs Engineering Group, Inc. (Construction & Engineering)	19	2,539
Johnson & Johnson (Pharmaceuticals)	604	98,289
Johnson Controls International PLC (Building Products)	274	17,081
JPMorgan Chase & Co. (Banks)	1,166	179,342
Juniper Networks, Inc. (Communications Equipment)	120	3,047
Kansas City Southern (Road & Rail)	19	5,552
Kellogg Co. (Food Products)	96	5,992
KeyCorp (Banks)	364	7,921
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	30	4,331
Kimberly-Clark Corp. (Household Products)	80	10,666
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	159	3,339
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	737	12,566
L Brands, Inc.* (Specialty Retail)	39	2,570
L3Harris Technologies, Inc. (Aerospace & Defense)	33	6,905
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	38	10,103
Lamb Weston Holding, Inc. (Food Products)	33	2,657
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	124	7,596
Leggett & Platt, Inc. (Household Durables)	49	2,434
Leidos Holdings, Inc. (IT Services)	51	5,165
Lennar Corp. - Class A (Household Durables)	105	10,878
Lincoln National Corp. (Insurance)	69	4,425
Linde PLC (Chemicals)	82	23,440
Live Nation Entertainment, Inc.* (Entertainment)	54	4,422
LKQ Corp.* (Distributors)	105	4,905
Lockheed Martin Corp. (Aerospace & Defense)	51	19,409
Loews Corp. (Insurance)	84	4,683
Lowe's Cos., Inc. (Specialty Retail)	80	15,700
Lumen Technologies, Inc. (Diversified Telecommunication Services)	370	4,747
LyondellBasell Industries N.V. - Class A (Chemicals)	97	10,063

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
M&T Bank Corp. (Banks)	48	$7,569
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	293	3,299
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	249	13,857
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	103	15,245
Marsh & McLennan Cos., Inc. (Insurance)	99	13,434
Martin Marietta Materials, Inc. (Construction Materials)	25	8,828
Masco Corp. (Building Products)	56	3,577
Mastercard, Inc. - Class A (IT Services)	108	41,262
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	42	3,948
McCormick & Co., Inc. (Food Products)	51	4,608
McDonald's Corp. (Hotels, Restaurants & Leisure)	172	40,605
McKesson Corp. (Health Care Providers & Services)	61	11,441
Medtronic PLC (Health Care Equipment & Supplies)	517	67,685
Merck & Co., Inc. (Pharmaceuticals)	503	37,474
MetLife, Inc. (Insurance)	285	18,135
MGM Resorts International (Hotels, Restaurants & Leisure)	154	6,271
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	27	4,058
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	426	36,665
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	46	7,237
Mohawk Industries, Inc.* (Household Durables)	25	5,138
Molson Coors Beverage Co.* - Class B (Beverages)	69	3,792
Mondelez International, Inc. - Class A (Food Products)	539	32,776
Moody's Corp. (Capital Markets)	19	6,207
Morgan Stanley (Capital Markets)	573	47,301
Motorola Solutions, Inc. (Communications Equipment)	34	6,402
Nasdaq, Inc. (Capital Markets)	18	2,908
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	84	6,274
Newell Brands, Inc. (Household Durables)	141	3,801
Newmont Corp. (Metals & Mining)	139	8,675
News Corp. - Class A (Media)	144	3,772
News Corp. - Class B (Media)	40	972
NextEra Energy, Inc. (Electric Utilities)	425	32,941
Nielsen Holdings PLC (Professional Services)	130	3,335
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	173	22,942
NiSource, Inc. (Multi-Utilities)	144	3,747
Norfolk Southern Corp. (Road & Rail)	51	14,241
Northern Trust Corp. (Capital Markets)	80	9,104
Northrop Grumman Corp. (Aerospace & Defense)	59	20,912
NortonLifelock, Inc. (Software)	214	4,625
Norwegian Cruise Line Holdings, Ltd.*(a) (Hotels, Restaurants & Leisure)	132	4,099
NOV, Inc.* (Energy Equipment & Services)	142	2,123
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	36	1,290
Nucor Corp. (Metals & Mining)	113	9,295
NVR, Inc.* (Household Durables)	1	5,018
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	102	19,636
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	315	7,988
Omnicom Group, Inc. (Media)	81	6,663
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	168	8,793
Oracle Corp. (Software)	319	24,177
O'Reilly Automotive, Inc.* (Specialty Retail)	10	5,529
Otis Worldwide Corp. (Machinery)	74	5,762
PACCAR, Inc. (Machinery)	131	11,774
Packaging Corp. of America (Containers & Packaging)	37	5,463
Parker-Hannifin Corp. (Machinery)	25	7,845
Paychex, Inc. (IT Services)	57	5,557
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	25	2,228
Pentair PLC (Machinery)	63	4,064
People's United Financial, Inc. (Banks)	155	2,810
PepsiCo, Inc. (Beverages)	305	43,969
Perrigo Co. PLC (Pharmaceuticals)	50	2,082
Pfizer, Inc. (Pharmaceuticals)	2,129	82,286
Philip Morris International, Inc. (Tobacco)	594	56,430
Phillips 66 (Oil, Gas & Consumable Fuels)	166	13,431
Pinnacle West Capital Corp. (Electric Utilities)	43	3,640
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	78	11,999
PPG Industries, Inc. (Chemicals)	90	15,412
PPL Corp. (Electric Utilities)	287	8,360
Principal Financial Group, Inc. (Insurance)	96	6,132
Prologis, Inc. (Equity Real Estate Investment Trusts)	284	33,094
Prudential Financial, Inc. (Insurance)	152	15,255
Public Service Enterprise Group, Inc. (Multi-Utilities)	193	12,190
Public Storage (Equity Real Estate Investment Trusts)	33	9,278
PulteGroup, Inc. (Household Durables)	48	2,838
PVH Corp.* (Textiles, Apparel & Luxury Goods)	27	3,056
Quanta Services, Inc. (Construction & Engineering)	24	2,319
Quest Diagnostics, Inc. (Health Care Providers & Services)	51	6,726
Ralph Lauren Corp.* (Textiles, Apparel & Luxury Goods)	19	2,533
Raymond James Financial, Inc. (Capital Markets)	47	6,147
Raytheon Technologies Corp. (Aerospace & Defense)	577	48,030

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Realty Income Corp. (Equity Real Estate Investment Trusts)	141	$9,750
Regency Centers Corp. (Equity Real Estate Investment Trusts)	61	3,883
Regions Financial Corp. (Banks)	361	7,870
Republic Services, Inc. - Class A (Commercial Services & Supplies)	80	8,504
Robert Half International, Inc. (Professional Services)	43	3,767
Rockwell Automation, Inc. (Electrical Equipment)	19	5,021
Roper Technologies, Inc. (Industrial Conglomerates)	19	8,482
Ross Stores, Inc. (Specialty Retail)	137	17,939
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	83	7,217
SBA Communications Corp. (Equity Real Estate Investment Trusts)	18	5,395
Schlumberger, Ltd. (Energy Equipment & Services)	529	14,309
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	77	7,149
Sealed Air Corp. (Containers & Packaging)	17	840
Sempra Energy (Multi-Utilities)	116	15,958
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	125	15,218
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	30	5,440
Snap-on, Inc. (Machinery)	21	4,990
Southwest Airlines Co.* (Airlines)	225	14,126
Stanley Black & Decker, Inc. (Machinery)	61	12,613
Starbucks Corp. (Hotels, Restaurants & Leisure)	189	21,639
State Street Corp. (Capital Markets)	135	11,333
STERIS PLC (Health Care Equipment & Supplies)	16	3,376
Stryker Corp. (Health Care Equipment & Supplies)	66	17,334
Synchrony Financial (Consumer Finance)	204	8,923
Sysco Corp. (Food & Staples Retailing)	195	16,522
T. Rowe Price Group, Inc. (Capital Markets)	33	5,914
Tapestry, Inc.* (Textiles, Apparel & Luxury Goods)	105	5,024
Target Corp. (Multiline Retail)	66	13,679
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	78	10,488
Teledyne Technologies, Inc.* (Aerospace & Defense)	7	3,134
Teleflex, Inc. (Health Care Equipment & Supplies)	10	4,225
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	166	29,965
Textron, Inc. (Aerospace & Defense)	84	5,396
The AES Corp. (Independent Power and Renewable Electricity Producers)	155	4,312
The Allstate Corp. (Insurance)	116	14,709
The Bank of New York Mellon Corp. (Capital Markets)	307	15,313
The Boeing Co.* (Aerospace & Defense)	211	49,440
The Charles Schwab Corp. (Capital Markets)	572	40,269
The Clorox Co. (Household Products)	18	3,285
The Coca-Cola Co. (Beverages)	961	51,874
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	12	4,931
The Estee Lauder Co., Inc. (Personal Products)	38	11,924
The Gap, Inc. (Specialty Retail)	74	2,449
The Goldman Sachs Group, Inc. (Capital Markets)	131	45,647
The Hershey Co. (Food Products)	33	5,422
The Home Depot, Inc. (Specialty Retail)	116	37,547
The Interpublic Group of Cos., Inc. (Media)	145	4,604
The JM Smucker Co. - Class A (Food Products)	42	5,502
The Kraft Heinz Co. (Food Products)	248	10,240
The Kroger Co. (Food & Staples Retailing)	289	10,560
The Mosaic Co. (Chemicals)	129	4,538
The PNC Financial Services Group, Inc. (Banks)	162	30,286
The Procter & Gamble Co. (Household Products)	489	65,242
The Progressive Corp. (Insurance)	80	8,059
The Sherwin-Williams Co. (Chemicals)	30	8,216
The Southern Co. (Electric Utilities)	403	26,667
The TJX Cos., Inc. (Specialty Retail)	459	32,589
The Travelers Cos., Inc. (Insurance)	97	15,002
The Walt Disney Co.* (Entertainment)	695	129,283
The Western Union Co. (IT Services)	152	3,916
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	459	11,181
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	71	9,381
Trane Technologies PLC (Building Products)	48	8,344
TransDigm Group, Inc.* (Aerospace & Defense)	10	6,137
Truist Financial Corp. (Banks)	514	30,485
Tyson Foods, Inc. - Class A (Food Products)	113	8,752
U.S. Bancorp (Banks)	521	30,921
UDR, Inc. (Equity Real Estate Investment Trusts)	112	5,202
Ulta Beauty, Inc.* (Specialty Retail)	12	3,952
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	67	1,629
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	70	1,394
Union Pacific Corp. (Road & Rail)	131	29,094
United Airlines Holdings , Inc.* (Airlines)	121	6,582
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	82	16,716
UnitedHealth Group, Inc. (Health Care Providers & Services)	172	68,593
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	27	4,007
Unum Group (Insurance)	72	2,035
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	155	11,464
Ventas, Inc. (Equity Real Estate Investment Trusts)	140	7,764

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
VeriSign, Inc.* (IT Services)	24	$5,250
Verizon Communications, Inc. (Diversified Telecommunication Services)	1,581	91,367
VF Corp. (Textiles, Apparel & Luxury Goods)	123	10,782
ViacomCBS, Inc. - Class B (Media)	213	8,737
Viatris, Inc.* (Pharmaceuticals)	454	6,038
Visa, Inc. - Class A (IT Services)	260	60,725
Vornado Realty Trust (Equity Real Estate Investment Trusts)	57	2,608
Vulcan Materials Co. (Construction Materials)	27	4,812
W.R. Berkley Corp. (Insurance)	51	4,066
W.W. Grainger, Inc. (Trading Companies & Distributors)	7	3,035
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	273	14,496
Walmart, Inc. (Food & Staples Retailing)	531	74,293
Waste Management, Inc. (Commercial Services & Supplies)	90	12,417
Waters Corp.* (Life Sciences Tools & Services)	12	3,598
WEC Energy Group, Inc. (Multi-Utilities)	120	11,660
Wells Fargo & Co. (Banks)	1,578	71,089
Welltower, Inc. (Equity Real Estate Investment Trusts)	158	11,855
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	117	8,264
Westinghouse Air Brake Technologies Corp. (Machinery)	68	5,581
WestRock Co. (Containers & Packaging)	100	5,575
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	282	10,933
Whirlpool Corp. (Household Durables)	25	5,911
Willis Towers Watson PLC (Insurance)	48	12,425
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	41	5,264
Xcel Energy, Inc. (Electric Utilities)	205	14,617
Xylem, Inc. (Machinery)	38	4,205
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	66	7,888
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	6	2,926
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	80	14,173
Zions Bancorp (Banks)	63	3,515
Zoetis, Inc. (Pharmaceuticals)	48	8,305
TOTAL COMMON STOCKS
(Cost $4,068,354)		6,506,980

Repurchase Agreements(b) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $29,000	$29,000	$29,000

TOTAL REPURCHASE AGREEMENTS
(Cost $29,000)		29,000

Collateral for Securities Loaned(c) (NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.05%(d)	2,914	$2,914
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,914)		2,914
TOTAL INVESTMENT SECURITIES
(Cost $4,100,268) - 100.2%		6,538,894
Net other assets (liabilities) - (0.2)%		(11,490)

NET ASSETS - 100.0%		$6,527,404

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2021. The total value of securities on loan as of April 30, 2021 was $2,919.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at April 30, 2021.
(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2021.
NM	Not meaningful, amount is less than 0.05%.

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Large-Cap Value ProFund invested in the following industries as of April 30, 2021:

	Value	% of Net Assets
Aerospace & Defense	$184,748	2.8%
Air Freight & Logistics	33,994	0.5%
Airlines	40,369	0.6%
Auto Components	9,169	0.1%
Automobiles	44,843	0.7%
Banks	579,750	8.9%
Beverages	118,014	1.8%
Biotechnology	90,211	1.4%
Building Products	42,741	0.7%
Capital Markets	265,334	4.1%
Chemicals	155,596	2.4%
Commercial Services & Supplies	25,753	0.4%
Communications Equipment	94,080	1.4%
Construction & Engineering	4,858	0.1%
Construction Materials	13,641	0.2%
Consumer Finance	86,648	1.3%
Containers & Packaging	35,654	0.5%
Distributors	11,653	0.2%
Diversified Financial Services	199,889	3.1%
Diversified Telecommunication Services	181,580	2.8%
Electric Utilities	195,898	3.0%
Electrical Equipment	45,531	0.7%
Electronic Equipment, Instruments & Components	40,123	0.6%
Energy Equipment & Services	28,447	0.4%
Entertainment	151,701	2.3%
Equity Real Estate Investment Trusts	256,873	3.9%
Food & Staples Retailing	145,638	2.2%
Food Products	118,508	1.8%
Gas Utilities	4,869	0.1%
Health Care Equipment & Supplies	263,639	4.0%
Health Care Providers & Services	270,890	4.2%
Health Care Technology	5,028	0.1%
Hotels, Restaurants & Leisure	145,491	2.2%
Household Durables	44,265	0.7%
Household Products	94,188	1.4%
Independent Power and Renewable Electricity Producers	5,602	0.1%
Industrial Conglomerates	155,686	2.4%
Insurance	221,320	3.4%
Internet & Direct Marketing Retail	32,942	0.5%
IT Services	315,604	4.8%
Leisure Products	4,674	0.1%
Life Sciences Tools & Services	24,952	0.4%
Machinery	143,225	2.2%
Media	95,845	1.5%
Metals & Mining	25,776	0.4%
Multiline Retail	24,020	0.4%
Multi-Utilities	108,735	1.7%
Oil, Gas & Consumable Fuels	327,283	5.0%
Personal Products	11,924	0.2%
Pharmaceuticals	281,633	4.3%
Professional Services	17,996	0.3%
Real Estate Management & Development	10,906	0.2%
Road & Rail	65,483	1.0%
Semiconductors & Semiconductor Equipment	223,605	3.4%
Software	31,031	0.5%
Specialty Retail	142,611	2.2%
Technology Hardware, Storage & Peripherals	45,754	0.7%
Textiles, Apparel & Luxury Goods	50,035	0.8%
Tobacco	90,285	1.4%
Trading Companies & Distributors	5,910	0.1%
Water Utilities	5,148	0.1%
Wireless Telecommunication Services	9,381	0.1%
Other **	20,424	0.2%
Total	$6,527,404	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks (99.8%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	223	$13,585
ACI Worldwide, Inc.* (Software)	419	15,830
AGCO Corp. (Machinery)	171	24,952
Amedisys, Inc.* (Health Care Providers & Services)	216	58,287
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	355	16,050
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	214	4,327
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	1,885	16,286
AptarGroup, Inc. (Containers & Packaging)	261	39,362
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	681	49,550
ASGN, Inc.* (Professional Services)	347	36,498
Ashland Global Holdings, Inc. (Chemicals)	128	11,035
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	318	13,741
Axon Enterprise, Inc.* (Aerospace & Defense)	421	63,827
Bio-Techne Corp. (Life Sciences Tools & Services)	254	108,583
Blackbaud, Inc.* (Software)	141	10,028
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	286	18,919
Brighthouse Financial, Inc.* (Insurance)	578	27,045
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	487	49,348
Brown & Brown, Inc. (Insurance)	1,542	82,004
Brunswick Corp. (Leisure Products)	280	29,996
Builders FirstSource, Inc.* (Building Products)	670	32,609
Cable One, Inc. (Media)	36	64,440
CACI International, Inc.* - Class A (IT Services)	73	18,605
Camden Property Trust (Equity Real Estate Investment Trusts)	304	36,626
Cantel Medical Corp.* (Health Care Equipment & Supplies)	120	10,549
Carlisle Cos., Inc. (Industrial Conglomerates)	204	39,097
Casey's General Stores, Inc. (Food & Staples Retailing)	94	20,886
CDK Global, Inc. (Software)	402	21,543
Ceridian HCM Holding, Inc.* (Software)	510	48,185
ChampionX Corp.* (Energy Equipment & Services)	507	10,652
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	326	108,379
Chemed Corp. (Health Care Providers & Services)	107	50,997
Choice Hotels International, Inc.* (Hotels, Restaurants & Leisure)	103	11,721
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	226	47,799
Ciena Corp.* (Communications Equipment)	377	19,027
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	324	21,450
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	164	12,203
Clean Harbors, Inc.* (Commercial Services & Supplies)	128	11,387
Cleveland-Cliffs, Inc.* (Metals & Mining)	3,025	54,027
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	194	35,585
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,448	19,432
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,159	99,814
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	53	13,779
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	85	9,266
Commerce Bancshares, Inc. (Banks)	332	25,833
CommVault Systems, Inc.* (Software)	150	10,427
Compass Minerals International, Inc. (Metals & Mining)	108	7,335
Concentrix Corp.* (IT Services)	130	20,199
CoreLogic, Inc. (IT Services)	480	38,257
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	181	21,990
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	759	75,460
Curtiss-Wright Corp. (Aerospace & Defense)	101	12,918
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	795	57,899
Darling Ingredients, Inc.* (Food Products)	1,071	74,381
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	186	62,905
Donaldson Co., Inc. (Machinery)	416	26,158
Eagle Materials, Inc.* (Construction Materials)	171	23,622
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	150	23,799
Emergent BioSolutions, Inc.* (Biotechnology)	298	18,172
Encompass Health Corp. (Health Care Providers & Services)	367	31,144
Energizer Holdings, Inc. (Household Products)	182	8,973
EnerSys (Electrical Equipment)	136	12,455
EQT Corp.* (Oil, Gas & Consumable Fuels)	703	13,427
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,214	9,906
Essent Group, Ltd. (Thrifts & Mortgage Finance)	372	19,560
Essential Utilities, Inc. (Water Utilities)	737	34,735
Evercore Partners, Inc. - Class A (Capital Markets)	175	24,523
Exelixis, Inc.* (Biotechnology)	2,057	50,643
FactSet Research Systems, Inc. (Capital Markets)	248	83,383
Fair Isaac Corp.* (Software)	194	101,153
Federated Hermes, Inc. - Class B (Capital Markets)	256	7,373
First Financial Bankshares, Inc. (Banks)	599	29,399
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	436	21,700
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	559	42,780
Five Below, Inc.* (Specialty Retail)	368	74,067

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Flowers Foods, Inc. (Food Products)	507	$12,148
Fox Factory Holding Corp.* (Auto Components)	277	42,445
FTI Consulting, Inc.* (Professional Services)	224	31,102
Genpact, Ltd. (IT Services)	718	34,127
Gentex Corp. (Auto Components)	932	32,788
Glacier Bancorp, Inc. (Banks)	314	18,510
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	510	36,603
Graco, Inc. (Machinery)	1,110	85,248
Grand Canyon Education, Inc.* (Diversified Consumer Services)	115	12,453
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	357	14,419
Grubhub, Inc.* (Internet & Direct Marketing Retail)	613	41,709
Haemonetics Corp.* (Health Care Equipment & Supplies)	185	12,443
Halozyme Therapeutics, Inc.* (Biotechnology)	835	41,708
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	371	11,931
HealthEquity, Inc.* (Health Care Providers & Services)	545	41,404
Helen of Troy, Ltd.* (Household Durables)	159	33,582
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	185	20,391
Hubbell, Inc. (Electrical Equipment)	213	40,898
IAA, Inc.* (Commercial Services & Supplies)	887	55,712
ICU Medical, Inc.* (Health Care Equipment & Supplies)	66	13,746
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	689	46,260
Ingevity Corp.* (Chemicals)	130	10,150
Insperity, Inc. (Professional Services)	234	20,484
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	232	17,187
Interactive Brokers Group, Inc. (Capital Markets)	535	38,263
Iridium Communications, Inc.* (Diversified Telecommunication Services)	478	18,159
ITT, Inc. (Machinery)	254	23,955
j2 Global, Inc.* (Software)	177	21,417
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	148	17,856
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	371	60,992
Kinsale Capital Group, Inc. (Insurance)	140	24,361
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	809	38,121
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	283	28,028
Lancaster Colony Corp. (Food Products)	75	13,853
Landstar System, Inc. (Road & Rail)	157	27,048
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	927	46,637
LendingTree, Inc.* (Thrifts & Mortgage Finance)	74	15,280
Lennox International, Inc. (Building Products)	132	44,265
LHC Group, Inc.* (Health Care Providers & Services)	209	43,528
Life Storage, Inc. (Equity Real Estate Investment Trusts)	257	24,687
Ligand Pharmaceuticals, Inc.* (Biotechnology)	56	8,170
Lincoln Electric Holdings, Inc. (Machinery)	392	50,196
Lithia Motors, Inc. - Class A (Specialty Retail)	175	67,267
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	160	42,438
LiveRamp Holdings, Inc.* (IT Services)	234	11,461
Louisiana-Pacific Corp. (Paper & Forest Products)	384	25,298
Lumentum Holdings, Inc.* (Communications Equipment)	498	42,355
Manhattan Associates, Inc.* (Software)	421	57,777
Masimo Corp.* (Health Care Equipment & Supplies)	334	77,711
Mattel, Inc.* (Leisure Products)	2,295	49,251
MAXIMUS, Inc. (IT Services)	248	22,727
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	1,491	32,877
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	181	30,712
Mercury Systems, Inc.* (Aerospace & Defense)	369	27,764
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	364	65,196
Molina Healthcare, Inc.* (Health Care Providers & Services)	208	53,061
MSA Safety, Inc. (Commercial Services & Supplies)	239	38,422
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	153	13,794
National Instruments Corp. (Electronic Equipment, Instruments & Components)	389	16,108
Nektar Therapeutics* (Pharmaceuticals)	457	8,962
Neogen Corp.* (Health Care Equipment & Supplies)	212	20,354
Neurocrine Biosciences, Inc.* (Biotechnology)	611	57,733
NewMarket Corp. (Chemicals)	19	6,585
Nordson Corp. (Machinery)	223	47,144
Nu Skin Enterprises, Inc. - Class A (Personal Products)	186	9,832
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	375	34,601
PacWest Bancorp (Banks)	217	9,420
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	218	21,085
Paylocity Holding Corp.* (Software)	246	47,537
Penumbra, Inc.* (Health Care Equipment & Supplies)	223	68,235
Perspecta, Inc. (IT Services)	342	10,010
PNM Resources, Inc. (Electric Utilities)	222	10,958
Polaris, Inc. (Leisure Products)	181	25,345
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	169	10,032

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	425	$70,928
Primerica, Inc. (Insurance)	259	41,380
PROG Holdings, Inc.* (Consumer Finance)	206	10,494
Progyny, Inc.* (Health Care Providers & Services)	124	7,057
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	62	10,067
Qualys, Inc.* (Software)	222	22,502
Quidel Corp.* (Health Care Equipment & Supplies)	253	26,512
Rayonier, Inc. (Equity Real Estate Investment Trusts)	365	13,242
Regal Beloit Corp. (Electrical Equipment)	132	19,065
RenaissanceRe Holdings, Ltd. (Insurance)	193	32,580
Repligen Corp.* (Biotechnology)	335	70,924
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	511	28,386
RH* (Specialty Retail)	108	74,306
RLI Corp. (Insurance)	155	17,276
Royal Gold, Inc. (Metals & Mining)	248	27,741
RPM International, Inc. (Chemicals)	533	50,550
Sabre Corp.* (IT Services)	754	11,295
Sailpoint Technologies Holding, Inc.* (Software)	602	29,396
Science Applications International Corp. (IT Services)	146	13,055
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	216	12,640
SEI Investments Co. (Capital Markets)	400	24,576
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	428	28,993
Sensient Technologies Corp. (Chemicals)	133	10,938
Service Corp. International (Diversified Consumer Services)	672	35,912
Signature Bank (Banks)	130	32,697
Silgan Holdings, Inc. (Containers & Packaging)	225	9,488
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	171	24,102
Simpson Manufacturing Co., Inc. (Building Products)	283	31,894
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	191	8,973
SLM Corp. (Consumer Finance)	2,206	43,370
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	341	89,868
STAAR Surgical Co.* (Health Care Equipment & Supplies)	309	42,336
Stericycle, Inc.* (Commercial Services & Supplies)	234	17,850
Stifel Financial Corp. (Capital Markets)	291	20,134
STORE Capital Corp. (Equity Real Estate Investment Trusts)	583	20,866
Sunrun, Inc.* (Electrical Equipment)	1,057	51,793
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	111	15,526
Syneos Health, Inc.* (Life Sciences Tools & Services)	543	46,074
TEGNA, Inc. (Media)	583	11,695
Tempur Sealy International, Inc. (Household Durables)	1,261	48,095
Teradata Corp.* (IT Services)	267	13,208
Terex Corp. (Machinery)	176	8,270
Tetra Tech, Inc. (Commercial Services & Supplies)	359	45,819
Texas Roadhouse, Inc.* - Class A (Hotels, Restaurants & Leisure)	432	46,233
The Boston Beer Co., Inc.* - Class A (Beverages)	60	72,989
The Brink's Co. (Commercial Services & Supplies)	124	9,910
The Chemours Co. (Chemicals)	492	14,858
The Hain Celestial Group, Inc.* (Food Products)	335	13,738
The Middleby Corp.* (Machinery)	223	40,434
The New York Times Co. - Class A (Media)	956	43,412
The Scotts Miracle-Gro Co. - Class A (Chemicals)	269	62,182
The Timken Co. (Machinery)	447	37,490
The Toro Co. (Machinery)	707	81,022
The Wendy's Co. (Hotels, Restaurants & Leisure)	1,182	26,678
Toll Brothers, Inc. (Household Durables)	324	20,315
Tootsie Roll Industries, Inc. (Food Products)	51	1,610
TopBuild Corp.* (Household Durables)	218	48,479
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	222	14,326
Trex Co., Inc.* (Building Products)	763	82,396
TripAdvisor, Inc.* (Interactive Media & Services)	234	11,029
Umpqua Holdings Corp. (Banks)	627	11,687
United Therapeutics Corp.* (Biotechnology)	124	24,993
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	280	62,633
Valmont Industries, Inc. (Construction & Engineering)	56	13,824
Valvoline, Inc. (Chemicals)	721	22,639
Visteon Corp.* (Auto Components)	89	10,841
Watsco, Inc. (Trading Companies & Distributors)	133	38,951
Werner Enterprises, Inc. (Road & Rail)	176	8,136
WEX, Inc.* (IT Services)	169	34,680
Williams-Sonoma, Inc. (Specialty Retail)	505	86,228
Wingstop, Inc. (Hotels, Restaurants & Leisure)	198	31,365
Woodward, Inc. (Machinery)	202	25,252
World Wrestling Entertainment, Inc. - Class A (Entertainment)	179	9,865
Worthington Industries, Inc. (Metals & Mining)	130	8,484
WW International, Inc.* (Diversified Consumer Services)	125	3,468
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	330	24,126
XPO Logistics, Inc.* (Air Freight & Logistics)	349	48,553
Yelp, Inc.* (Interactive Media & Services)	238	9,353

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
YETI Holdings, Inc.* (Leisure Products)	492	$42,027
TOTAL COMMON STOCKS
(Cost $4,786,855)		7,322,282

Repurchase Agreements(a) (0.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $43,000	$43,000	$43,000
TOTAL REPURCHASE AGREEMENTS
(Cost $43,000)		43,000
TOTAL INVESTMENT SECURITIES
(Cost $4,829,855) - 100.4%		7,365,282
Net other assets (liabilities) - (0.4)%		(26,864)
NET ASSETS - 100.0%		$7,338,418

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Mid-Cap Growth ProFund invested in the following industries as of April 30, 2021:

	Value	% of Net Assets
Aerospace & Defense	$104,509	1.4%
Air Freight & Logistics	48,553	0.7%
Auto Components	86,074	1.2%
Banks	127,546	1.7%
Beverages	72,989	1.0%
Biotechnology	321,893	4.4%
Building Products	191,164	2.6%
Capital Markets	198,252	2.7%
Chemicals	188,938	2.6%
Commercial Services & Supplies	179,100	2.4%
Communications Equipment	61,382	0.8%
Construction & Engineering	13,824	0.2%
Construction Materials	23,622	0.3%
Consumer Finance	53,864	0.7%
Containers & Packaging	48,850	0.7%
Diversified Consumer Services	51,832	0.7%
Diversified Telecommunication Services	18,159	0.2%
Electric Utilities	10,958	0.2%
Electrical Equipment	124,211	1.7%
Electronic Equipment, Instruments & Components	218,399	3.0%
Energy Equipment & Services	10,652	0.1%
Entertainment	9,865	0.1%
Equity Real Estate Investment Trusts	358,180	4.9%
Food & Staples Retailing	35,305	0.5%
Food Products	115,730	1.6%
Health Care Equipment & Supplies	359,808	4.9%
Health Care Providers & Services	299,063	4.1%
Hotels, Restaurants & Leisure	281,721	3.8%
Household Durables	150,471	2.1%
Household Products	8,973	0.1%
Industrial Conglomerates	39,097	0.5%
Insurance	224,647	3.1%
Interactive Media & Services	20,382	0.3%
Internet & Direct Marketing Retail	41,708	0.6%
IT Services	227,624	3.1%
Leisure Products	146,619	2.0%
Life Sciences Tools & Services	364,675	5.0%
Machinery	450,122	6.1%
Media	119,547	1.6%
Metals & Mining	97,587	1.3%
Multiline Retail	34,601	0.5%
Oil, Gas & Consumable Fuels	80,501	1.1%
Paper & Forest Products	25,298	0.3%
Personal Products	9,832	0.1%
Pharmaceuticals	69,954	1.0%
Professional Services	88,084	1.2%
Road & Rail	73,304	1.0%
Semiconductors & Semiconductor Equipment	552,658	7.5%
Software	385,795	5.3%
Specialty Retail	301,869	4.1%
Textiles, Apparel & Luxury Goods	72,171	1.0%
Thrifts & Mortgage Finance	34,840	0.5%
Trading Companies & Distributors	52,745	0.7%
Water Utilities	34,735	0.5%
Other **	16,136	0.2%
Total	$7,338,418	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Mid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks (43.3%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	236	$14,377
ACI Worldwide, Inc.* (Software)	311	11,750
Acuity Brands, Inc. (Electrical Equipment)	96	17,810
Adient PLC* (Auto Components)	249	11,539
Adtalem Global Education, Inc.* (Diversified Consumer Services)	133	4,563
AECOM* (Construction & Engineering)	392	26,040
Affiliated Managers Group, Inc. (Capital Markets)	113	18,212
AGCO Corp. (Machinery)	164	23,931
Alleghany Corp.* (Insurance)	37	25,122
ALLETE, Inc. (Electric Utilities)	138	9,710
Alliance Data Systems Corp. (IT Services)	132	15,556
Amedisys, Inc.* (Health Care Providers & Services)	87	23,478
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	365	16,502
American Eagle Outfitters, Inc. (Specialty Retail)	397	13,724
American Financial Group, Inc. (Insurance)	186	22,852
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	284	5,742
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	759	6,558
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	395	17,834
AptarGroup, Inc. (Containers & Packaging)	173	26,090
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	198	22,586
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	275	20,009
ASGN, Inc.* (Professional Services)	141	14,830
Ashland Global Holdings, Inc. (Chemicals)	145	12,500
Associated Banc-Corp. (Banks)	405	8,865
AutoNation, Inc.* (Specialty Retail)	146	14,962
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	127	5,488
Avient Corp. (Chemicals)	242	12,286
Avis Budget Group, Inc.* (Road & Rail)	137	12,277
Avnet, Inc. (Electronic Equipment, Instruments & Components)	264	11,595
Axon Enterprise, Inc.* (Aerospace & Defense)	169	25,622
BancorpSouth Bank (Banks)	256	7,575
Bank of Hawaii Corp. (Banks)	106	9,634
Bank OZK (Banks)	321	13,158
Belden, Inc. (Electronic Equipment, Instruments & Components)	118	5,107
Bio-Techne Corp. (Life Sciences Tools & Services)	103	44,032
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	364	16,260
Black Hills Corp. (Multi-Utilities)	167	11,520
Blackbaud, Inc.* (Software)	128	9,103
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	214	14,156
Brighthouse Financial, Inc.* (Insurance)	232	10,855
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	787	17,582
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	197	19,962
Brown & Brown, Inc. (Insurance)	621	33,025
Brunswick Corp. (Leisure Products)	206	22,068
Builders FirstSource, Inc.* (Building Products)	547	26,622
Cable One, Inc. (Media)	14	25,060
Cabot Corp. (Chemicals)	150	8,232
CACI International, Inc.* - Class A (IT Services)	67	17,076
Camden Property Trust (Equity Real Estate Investment Trusts)	259	31,204
Cantel Medical Corp.* (Health Care Equipment & Supplies)	100	8,791
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	401	22,087
Carlisle Cos., Inc. (Industrial Conglomerates)	141	27,023
Carter's, Inc.* (Textiles, Apparel & Luxury Goods)	117	12,728
Casey's General Stores, Inc. (Food & Staples Retailing)	98	21,774
Cathay General Bancorp (Banks)	198	8,015
CDK Global, Inc. (Software)	323	17,310
Ceridian HCM Holding, Inc.* (Software)	347	32,784
ChampionX Corp.* (Energy Equipment & Services)	494	10,379
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	132	43,883
Chemed Corp. (Health Care Providers & Services)	43	20,494
Choice Hotels International, Inc.* (Hotels, Restaurants & Leisure)	77	8,763
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	92	19,457
Ciena Corp.* (Communications Equipment)	411	20,743
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	273	18,073
Cinemark Holdings, Inc.* (Entertainment)	286	6,063
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	154	11,459
CIT Group, Inc. (Banks)	262	13,962
Clean Harbors, Inc.* (Commercial Services & Supplies)	134	11,921
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,217	21,736
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	77	14,124
CNO Financial Group, Inc. (Insurance)	357	9,114
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	583	7,824
Cognex Corp. (Electronic Equipment, Instruments & Components)	467	40,217
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	65	16,899
Colfax Corp.* (Machinery)	306	13,828
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	81	8,830
Commerce Bancshares, Inc. (Banks)	279	21,709
Commercial Metals Co. (Metals & Mining)	318	9,292
CommVault Systems, Inc.* (Software)	125	8,689

Mid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Compass Minerals International, Inc. (Metals & Mining)	90	$6,113
Concentrix Corp.* (IT Services)	110	17,092
CoreLogic, Inc. (IT Services)	194	15,462
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	113	13,728
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	298	8,356
Coty, Inc.* - Class A (Personal Products)	752	7,528
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	394	14,448
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	63	10,551
Crane Co. (Machinery)	131	12,322
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	306	30,423
Cullen/Frost Bankers, Inc. (Banks)	149	17,889
Curtiss-Wright Corp. (Aerospace & Defense)	109	13,941
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	319	23,233
Dana, Inc. (Auto Components)	384	9,715
Darling Ingredients, Inc.* (Food Products)	431	29,932
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	75	25,365
Dick's Sporting Goods, Inc. (Specialty Retail)	174	14,369
Donaldson Co., Inc. (Machinery)	335	21,065
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	437	14,657
Dycom Industries, Inc.* (Construction & Engineering)	81	7,599
Eagle Materials, Inc.* (Construction Materials)	111	15,334
East West Bancorp, Inc. (Banks)	375	28,557
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	105	16,659
EMCOR Group, Inc. (Construction & Engineering)	145	17,371
Emergent BioSolutions, Inc.* (Biotechnology)	120	7,318
Encompass Health Corp. (Health Care Providers & Services)	263	22,318
Energizer Holdings, Inc. (Household Products)	154	7,592
EnerSys (Electrical Equipment)	113	10,349
Envista Holdings Corp.* (Health Care Equipment & Supplies)	424	18,351
EPR Properties* (Equity Real Estate Investment Trusts)	198	9,447
EQT Corp.* (Oil, Gas & Consumable Fuels)	740	14,134
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,082	8,829
Essent Group, Ltd. (Thrifts & Mortgage Finance)	299	15,721
Essential Utilities, Inc. (Water Utilities)	592	27,901
Evercore Partners, Inc. - Class A (Capital Markets)	111	15,554
Exelixis, Inc.* (Biotechnology)	827	20,361
F.N.B. Corp. (Banks)	853	10,995
FactSet Research Systems, Inc. (Capital Markets)	101	33,959
Fair Isaac Corp.* (Software)	78	40,669
Federated Hermes, Inc. - Class B (Capital Markets)	250	7,200
First American Financial Corp. (Insurance)	291	18,770
First Financial Bankshares, Inc. (Banks)	377	18,503
First Horizon Corp. (Banks)	1,473	26,942
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	342	17,021
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	225	17,219
FirstCash, Inc. (Consumer Finance)	109	7,851
Five Below, Inc.* (Specialty Retail)	148	29,788
Flowers Foods, Inc. (Food Products)	522	12,507
Flowserve Corp. (Machinery)	346	13,715
Fluor Corp.* (Construction & Engineering)	332	7,629
Foot Locker, Inc. (Specialty Retail)	276	16,278
Fox Factory Holding Corp.* (Auto Components)	111	17,009
FTI Consulting, Inc.* (Professional Services)	91	12,635
Fulton Financial Corp. (Banks)	431	7,349
GATX Corp. (Trading Companies & Distributors)	93	9,087
Genpact, Ltd. (IT Services)	463	22,006
Gentex Corp. (Auto Components)	646	22,726
Glacier Bancorp, Inc. (Banks)	253	14,914
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	205	14,713
Graco, Inc. (Machinery)	448	34,405
Graham Holdings Co. - Class B (Diversified Consumer Services)	11	6,992
Grand Canyon Education, Inc.* (Diversified Consumer Services)	124	13,428
Greif, Inc. - Class A (Containers & Packaging)	70	4,236
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	230	9,290
Grubhub, Inc.* (Internet & Direct Marketing Retail)	247	16,806
H&R Block, Inc. (Diversified Consumer Services)	486	10,818
Haemonetics Corp.* (Health Care Equipment & Supplies)	135	9,080
Halozyme Therapeutics, Inc.* (Biotechnology)	337	16,833
Hancock Whitney Corp. (Banks)	230	10,635
Harley-Davidson, Inc. (Automobiles)	407	19,687
Hawaiian Electric Industries, Inc. (Electric Utilities)	290	12,487
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	371	11,931
Healthcare Services Group, Inc. (Commercial Services & Supplies)	198	5,930
HealthEquity, Inc.* (Health Care Providers & Services)	220	16,713
Helen of Troy, Ltd.* (Household Durables)	65	13,729
Herman Miller, Inc. (Commercial Services & Supplies)	156	6,474
Hexcel Corp.* (Aerospace & Defense)	222	12,523

Mid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	276	$12,362
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	176	19,399
Home BancShares, Inc. (Banks)	403	11,215
Hubbell, Inc. (Electrical Equipment)	144	27,649
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	400	11,244
IAA, Inc.* (Commercial Services & Supplies)	357	22,422
ICU Medical, Inc.* (Health Care Equipment & Supplies)	52	10,830
IDACORP, Inc. (Electric Utilities)	134	13,732
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	278	18,665
Ingevity Corp.* (Chemicals)	107	8,355
Ingredion, Inc. (Food Products)	178	16,627
Insperity, Inc. (Professional Services)	94	8,229
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	188	13,927
Interactive Brokers Group, Inc. (Capital Markets)	214	15,305
International Bancshares Corp. (Banks)	148	7,014
Iridium Communications, Inc.* (Diversified Telecommunication Services)	313	11,891
ITT, Inc. (Machinery)	229	21,597
j2 Global, Inc.* (Software)	113	13,673
Jabil, Inc. (Electronic Equipment, Instruments & Components)	359	18,819
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	61	7,360
Janus Henderson Group PLC (Capital Markets)	453	15,579
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	149	24,495
JBG Smith Properties (Equity Real Estate Investment Trusts)	293	9,555
Jefferies Financial Group, Inc. (Diversified Financial Services)	537	17,458
JetBlue Airways Corp.* (Airlines)	838	17,062
John Wiley & Sons, Inc. - Class A (Media)	115	6,548
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	136	25,556
KAR Auction Services, Inc.* (Commercial Services & Supplies)	344	5,157
KB Home (Household Durables)	236	11,382
KBR, Inc. (IT Services)	374	14,795
Kemper Corp. (Insurance)	163	12,724
Kennametal, Inc. (Machinery)	222	8,916
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	281	19,260
Kinsale Capital Group, Inc. (Insurance)	57	9,919
Kirby Corp.* (Marine)	159	10,128
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	325	15,314
Kohl's Corp. (Multiline Retail)	418	24,519
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	229	22,680
Lancaster Colony Corp. (Food Products)	52	9,605
Landstar System, Inc. (Road & Rail)	102	17,572
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	363	18,263
Lear Corp. (Auto Components)	145	26,656
LendingTree, Inc.* (Thrifts & Mortgage Finance)	29	5,988
Lennox International, Inc. (Building Products)	91	30,516
LHC Group, Inc.* (Health Care Providers & Services)	84	17,495
Life Storage, Inc. (Equity Real Estate Investment Trusts)	200	19,212
Ligand Pharmaceuticals, Inc.* (Biotechnology)	44	6,419
Lincoln Electric Holdings, Inc. (Machinery)	158	20,232
Lithia Motors, Inc. - Class A (Specialty Retail)	71	27,291
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	65	17,241
LivaNova PLC* (Health Care Equipment & Supplies)	129	10,948
LiveRamp Holdings, Inc.* (IT Services)	177	8,669
Louisiana-Pacific Corp. (Paper & Forest Products)	282	18,578
Lumentum Holdings, Inc.* (Communications Equipment)	201	17,095
Manhattan Associates, Inc.* (Software)	169	23,194
ManpowerGroup, Inc. (Professional Services)	146	17,650
Marriott Vacations Worldwide Corp.* (Hotels, Restaurants & Leisure)	109	19,362
Masimo Corp.* (Health Care Equipment & Supplies)	135	31,410
MasTec, Inc.* (Construction & Engineering)	150	15,654
Mattel, Inc.* (Leisure Products)	923	19,808
MAXIMUS, Inc. (IT Services)	163	14,937
MDU Resources Group, Inc. (Multi-Utilities)	532	17,800
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	1,538	33,914
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	73	12,387
Mercury General Corp. (Insurance)	70	4,359
Mercury Systems, Inc.* (Aerospace & Defense)	149	11,211
MGIC Investment Corp. (Thrifts & Mortgage Finance)	898	13,686
Minerals Technologies, Inc. (Chemicals)	90	7,033
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	146	26,150
Molina Healthcare, Inc.* (Health Care Providers & Services)	154	39,286
MSA Safety, Inc. (Commercial Services & Supplies)	96	15,433
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	124	11,180
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	383	6,484
Murphy USA, Inc. (Specialty Retail)	67	9,340
National Fuel Gas Co. (Gas Utilities)	242	12,018
National Instruments Corp. (Electronic Equipment, Instruments & Components)	349	14,452

Mid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	465	$21,585
Navient Corp. (Consumer Finance)	487	8,196
NCR Corp.* (Technology Hardware, Storage & Peripherals)	345	15,784
Nektar Therapeutics* (Pharmaceuticals)	483	9,472
Neogen Corp.* (Health Care Equipment & Supplies)	141	13,537
NetScout Systems, Inc.* (Communications Equipment)	195	5,108
Neurocrine Biosciences, Inc.* (Biotechnology)	248	23,434
New Jersey Resources Corp. (Gas Utilities)	255	10,697
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,235	14,771
NewMarket Corp. (Chemicals)	19	6,585
Nordson Corp. (Machinery)	143	30,232
Nordstrom, Inc.* (Multiline Retail)	289	10,601
NorthWestern Corp. (Multi-Utilities)	134	9,116
Nu Skin Enterprises, Inc. - Class A (Personal Products)	135	7,136
NuVasive, Inc.* (Health Care Equipment & Supplies)	136	9,717
nVent Electric PLC (Electrical Equipment)	446	13,581
OGE Energy Corp. (Electric Utilities)	530	17,787
Old Republic International Corp. (Insurance)	750	18,465
Olin Corp. (Chemicals)	379	16,308
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	151	13,933
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	615	23,370
ONE Gas, Inc. (Gas Utilities)	141	11,346
Oshkosh Corp. (Machinery)	181	22,522
Owens Corning (Building Products)	278	26,913
PacWest Bancorp (Banks)	310	13,457
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	87	8,415
Park Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	627	13,988
Patterson Cos., Inc. (Health Care Providers & Services)	231	7,424
Paylocity Holding Corp.* (Software)	100	19,324
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	348	8,310
Penumbra, Inc.* (Health Care Equipment & Supplies)	90	27,539
Perspecta, Inc. (IT Services)	363	10,625
Physicians Realty Trust (Equity Real Estate Investment Trusts)	559	10,470
Pilgrim's Pride Corp.* (Food Products)	129	3,091
Pinnacle Financial Partners, Inc. (Banks)	202	17,703
PNM Resources, Inc. (Electric Utilities)	228	11,254
Polaris, Inc. (Leisure Products)	154	21,565
Post Holdings, Inc.* (Food Products)	159	18,091
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	177	10,507
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	171	28,538
Primerica, Inc. (Insurance)	104	16,616
PROG Holdings, Inc.* (Consumer Finance)	180	9,169
Progyny, Inc.* (Health Care Providers & Services)	97	5,520
Prosperity Bancshares, Inc. (Banks)	246	18,047
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	53	8,606
Qualys, Inc.* (Software)	89	9,021
Quidel Corp.* (Health Care Equipment & Supplies)	102	10,689
Rayonier, Inc. (Equity Real Estate Investment Trusts)	366	13,278
Regal Beloit Corp. (Electrical Equipment)	108	15,598
Reinsurance Group of America, Inc. (Insurance)	180	23,495
Reliance Steel & Aluminum Co. (Metals & Mining)	169	27,092
RenaissanceRe Holdings, Ltd. (Insurance)	135	22,789
Repligen Corp.* (Biotechnology)	135	28,580
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	349	19,387
RH* (Specialty Retail)	43	29,585
RLI Corp. (Insurance)	105	11,703
Royal Gold, Inc. (Metals & Mining)	174	19,464
RPM International, Inc. (Chemicals)	345	32,721
Ryder System, Inc. (Road & Rail)	142	11,337
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	559	10,157
Sabre Corp.* (IT Services)	842	12,613
Sailpoint Technologies Holding, Inc.* (Software)	242	11,817
Sanderson Farms, Inc. (Food Products)	53	8,720
Science Applications International Corp. (IT Services)	154	13,771
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	149	8,719
SEI Investments Co. (Capital Markets)	316	19,415
Selective Insurance Group, Inc. (Insurance)	159	12,106
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	172	11,651
Sensient Technologies Corp. (Chemicals)	112	9,211
Service Corp. International (Diversified Consumer Services)	449	23,995
Service Properties Trust (Equity Real Estate Investment Trusts)	437	5,382
Signature Bank (Banks)	151	37,979
Silgan Holdings, Inc. (Containers & Packaging)	207	8,729
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	116	16,350
Simpson Manufacturing Co., Inc. (Building Products)	115	12,961
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	201	9,443
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	363	17,602
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	184	13,618
SLM Corp. (Consumer Finance)	889	17,478

Mid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	137	$36,106
Sonoco Products Co. (Containers & Packaging)	266	17,412
Southwest Gas Holdings, Inc. (Gas Utilities)	152	10,597
Spire, Inc. (Gas Utilities)	137	10,322
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	305	14,500
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	313	8,016
STAAR Surgical Co.* (Health Care Equipment & Supplies)	123	16,852
Steel Dynamics, Inc. (Metals & Mining)	532	28,844
Stericycle, Inc.* (Commercial Services & Supplies)	243	18,536
Sterling Bancorp (Banks)	513	12,892
Stifel Financial Corp. (Capital Markets)	278	19,235
STORE Capital Corp. (Equity Real Estate Investment Trusts)	636	22,762
Strategic Education, Inc. (Diversified Consumer Services)	65	4,879
Sunrun, Inc.* (Electrical Equipment)	425	20,825
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	93	13,008
Syneos Health, Inc.* (Life Sciences Tools & Services)	219	18,582
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	109	13,211
Synovus Financial Corp. (Banks)	394	18,463
Taylor Morrison Home Corp.* (Household Durables)	342	10,674
TCF Financial Corp. (Banks)	405	18,436
TEGNA, Inc. (Media)	583	11,695
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	264	6,067
Tempur Sealy International, Inc. (Household Durables)	506	19,299
Tenet Healthcare Corp.* (Health Care Providers & Services)	282	16,711
Teradata Corp.* (IT Services)	289	14,297
Terex Corp. (Machinery)	184	8,646
Tetra Tech, Inc. (Commercial Services & Supplies)	144	18,379
Texas Capital Bancshares, Inc.* (Banks)	134	9,196
Texas Roadhouse, Inc.* - Class A (Hotels, Restaurants & Leisure)	174	18,621
The Boston Beer Co., Inc.* - Class A (Beverages)	24	29,196
The Brink's Co. (Commercial Services & Supplies)	131	10,470
The Chemours Co. (Chemicals)	438	13,228
The Goodyear Tire & Rubber Co.* (Auto Components)	619	10,653
The Hain Celestial Group, Inc.* (Food Products)	217	8,899
The Hanover Insurance Group, Inc. (Insurance)	97	13,416
The Macerich Co. (Equity Real Estate Investment Trusts)	308	4,247
The Middleby Corp.* (Machinery)	148	26,835
The New York Times Co. - Class A (Media)	385	17,483
The Scotts Miracle-Gro Co. - Class A (Chemicals)	108	24,965
The Timken Co. (Machinery)	181	15,180
The Toro Co. (Machinery)	285	32,660
The Wendy's Co. (Hotels, Restaurants & Leisure)	475	10,721
Thor Industries, Inc. (Automobiles)	147	20,813
Toll Brothers, Inc. (Household Durables)	297	18,622
Tootsie Roll Industries, Inc. (Food Products)	47	1,484
TopBuild Corp.* (Household Durables)	88	19,569
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	228	14,713
TreeHouse Foods, Inc.* (Food Products)	148	7,045
Trex Co., Inc.* (Building Products)	307	33,153
Tri Pointe Homes, Inc.* (Household Durables)	316	7,527
Trinity Industries, Inc. (Machinery)	218	6,026
TripAdvisor, Inc.* (Interactive Media & Services)	256	12,065
Trustmark Corp. (Banks)	168	5,445
UGI Corp. (Gas Utilities)	553	24,173
UMB Financial Corp. (Banks)	115	11,158
Umpqua Holdings Corp. (Banks)	585	10,904
United Bankshares, Inc. (Banks)	342	13,430
United States Steel Corp. (Metals & Mining)	696	16,015
United Therapeutics Corp.* (Biotechnology)	118	23,784
Univar Solutions, Inc.* (Trading Companies & Distributors)	449	10,484
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	114	25,501
Urban Edge Properties (Equity Real Estate Investment Trusts)	292	5,504
Urban Outfitters, Inc.* (Specialty Retail)	182	6,534
Valley National Bancorp (Banks)	1,076	14,817
Valmont Industries, Inc. (Construction & Engineering)	56	13,824
Valvoline, Inc. (Chemicals)	481	15,103
ViaSat, Inc.* (Communications Equipment)	180	9,322
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	352	8,649
Visteon Corp.* (Auto Components)	74	9,014
Vontier Corp.* (Electronic Equipment, Instruments & Components)	447	14,009
Washington Federal, Inc. (Thrifts & Mortgage Finance)	197	6,412
Watsco, Inc. (Trading Companies & Distributors)	87	25,479
Webster Financial Corp. (Banks)	239	12,645
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	318	10,284
Werner Enterprises, Inc. (Road & Rail)	152	7,027
WEX, Inc.* (IT Services)	117	24,010
Williams-Sonoma, Inc. (Specialty Retail)	203	34,663
Wingstop, Inc. (Hotels, Restaurants & Leisure)	79	12,514
Wintrust Financial Corp. (Banks)	151	11,642
Woodward, Inc. (Machinery)	156	19,502

Mid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	167	$5,165
World Wrestling Entertainment, Inc. - Class A (Entertainment)	124	6,834
Worthington Industries, Inc. (Metals & Mining)	91	5,939
WW International, Inc.* (Diversified Consumer Services)	126	3,495
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	247	18,058
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	443	10,694
XPO Logistics, Inc.* (Air Freight & Logistics)	271	37,702
Yelp, Inc.* (Interactive Media & Services)	187	7,349
YETI Holdings, Inc.* (Leisure Products)	199	16,999
TOTAL COMMON STOCKS
(Cost $3,988,288)		6,268,595

Repurchase Agreements(a)(b) (58.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $8,412,000	$8,412,000	$8,412,000
TOTAL REPURCHASE AGREEMENTS
(Cost $8,412,000)		8,412,000
TOTAL INVESTMENT SECURITIES
(Cost $12,400,288) - 101.4%		14,680,595
Net other assets (liabilities) - (1.4)%		(204,022)
NET ASSETS - 100.0%		$14,476,573

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $1,331,000.

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	5/27/21	0.53%	$1,584,657	$(21,473)
S&P MidCap 400	UBS AG	5/27/21	0.43%	6,712,044	(90,707)
				$8,296,701	$(112,180)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Mid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Mid-Cap ProFund invested in the following industries as of April 30, 2021:
	Value	% of Net Assets
Aerospace & Defense	$63,297	0.4%
Air Freight & Logistics	37,702	0.3%
Airlines	17,062	0.1%
Auto Components	107,312	0.7%
Automobiles	40,500	0.3%
Banks	463,144	3.2%
Beverages	29,196	0.2%
Biotechnology	146,738	1.0%
Building Products	130,165	0.9%
Capital Markets	144,459	1.0%
Chemicals	166,527	1.1%
Commercial Services & Supplies	114,722	0.8%
Communications Equipment	52,269	0.4%
Construction & Engineering	88,117	0.6%
Construction Materials	15,334	0.1%
Consumer Finance	42,694	0.3%
Containers & Packaging	56,467	0.4%
Diversified Consumer Services	68,170	0.5%
Diversified Financial Services	17,458	0.1%
Diversified Telecommunication Services	11,891	0.1%
Electric Utilities	64,970	0.4%
Electrical Equipment	105,812	0.7%
Electronic Equipment, Instruments & Components	201,450	1.4%
Energy Equipment & Services	10,379	0.1%
Entertainment	12,897	0.1%
Equity Real Estate Investment Trusts	556,784	3.9%
Food & Staples Retailing	55,340	0.4%
Food Products	116,002	0.8%
Gas Utilities	79,152	0.5%
Health Care Equipment & Supplies	221,271	1.5%
Health Care Providers & Services	183,816	1.3%
Hotels, Restaurants & Leisure	180,853	1.2%
Household Durables	100,802	0.7%
Household Products	7,592	0.1%
Industrial Conglomerates	27,023	0.2%
Insurance	265,330	1.8%
Interactive Media & Services	19,414	0.1%
Internet & Direct Marketing Retail	16,806	0.1%
IT Services	200,909	1.4%
Leisure Products	80,440	0.6%
Life Sciences Tools & Services	147,422	1.0%
Machinery	331,616	2.3%
Marine	10,128	0.1%
Media	60,786	0.4%
Metals & Mining	134,495	0.9%
Multiline Retail	49,053	0.3%
Multi-Utilities	38,436	0.3%
Oil, Gas & Consumable Fuels	67,067	0.5%
Paper & Forest Products	18,578	0.1%
Personal Products	14,664	0.1%
Pharmaceuticals	33,967	0.2%
Professional Services	53,344	0.4%
Real Estate Management & Development	25,556	0.2%
Road & Rail	63,527	0.4%
Semiconductors & Semiconductor Equipment	245,957	1.7%
Software	197,334	1.4%
Specialty Retail	196,533	1.4%
Technology Hardware, Storage & Peripherals	26,478	0.2%
Textiles, Apparel & Luxury Goods	86,612	0.6%
Thrifts & Mortgage Finance	56,578	0.4%
Trading Companies & Distributors	56,230	0.4%
Water Utilities	27,901	0.2%
Wireless Telecommunication Services	6,067	NM
Other **	8,207,978	56.7%
Total	$14,476,573	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks (99.9%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	422	$25,708
ACI Worldwide, Inc.* (Software)	411	15,528
Acuity Brands, Inc. (Electrical Equipment)	278	51,574
Adient PLC* (Auto Components)	722	33,457
Adtalem Global Education, Inc.* (Diversified Consumer Services)	383	13,141
AECOM* (Construction & Engineering)	1,136	75,464
Affiliated Managers Group, Inc. (Capital Markets)	327	52,702
AGCO Corp. (Machinery)	278	40,566
Alleghany Corp.* (Insurance)	106	71,970
ALLETE, Inc. (Electric Utilities)	399	28,074
Alliance Data Systems Corp. (IT Services)	382	45,018
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	645	29,160
American Eagle Outfitters, Inc. (Specialty Retail)	1,145	39,583
American Financial Group, Inc. (Insurance)	536	65,853
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	577	11,667
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	1,142	51,561
AptarGroup, Inc. (Containers & Packaging)	194	29,257
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	571	65,133
Ashland Global Holdings, Inc. (Chemicals)	270	23,277
Associated Banc-Corp. (Banks)	1,178	25,786
AutoNation, Inc.* (Specialty Retail)	422	43,247
Avient Corp. (Chemicals)	698	35,437
Avis Budget Group, Inc.* (Road & Rail)	396	35,485
Avnet, Inc. (Electronic Equipment, Instruments & Components)	765	33,599
BancorpSouth Bank (Banks)	742	21,956
Bank of Hawaii Corp. (Banks)	311	28,267
Bank OZK (Banks)	933	38,244
Belden, Inc. (Electronic Equipment, Instruments & Components)	342	14,802
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	1,053	47,038
Black Hills Corp. (Multi-Utilities)	487	33,593
Blackbaud, Inc.* (Software)	204	14,508
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	283	18,720
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	2,282	50,980
Brunswick Corp. (Leisure Products)	270	28,925
Builders FirstSource, Inc.* (Building Products)	810	39,423
Cabot Corp. (Chemicals)	434	23,818
CACI International, Inc.* - Class A (IT Services)	109	27,780
Camden Property Trust (Equity Real Estate Investment Trusts)	396	47,710
Cantel Medical Corp.* (Health Care Equipment & Supplies)	153	13,450
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	1,159	63,838
Carlisle Cos., Inc. (Industrial Conglomerates)	173	33,155
Carter's, Inc.* (Textiles, Apparel & Luxury Goods)	340	36,989
Casey's General Stores, Inc. (Food & Staples Retailing)	175	38,883
Cathay General Bancorp (Banks)	573	23,195
CDK Global, Inc. (Software)	468	25,080
Ceridian HCM Holding, Inc.* (Software)	411	38,832
ChampionX Corp.* (Energy Equipment & Services)	850	17,859
Choice Hotels International, Inc.* (Hotels, Restaurants & Leisure)	102	11,608
Ciena Corp.* (Communications Equipment)	750	37,853
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	410	27,141
Cinemark Holdings, Inc.* (Entertainment)	830	17,596
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	256	19,049
CIT Group, Inc. (Banks)	757	40,341
Clean Harbors, Inc.* (Commercial Services & Supplies)	234	20,817
CNO Financial Group, Inc. (Insurance)	1,035	26,424
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	125	32,499
Colfax Corp.* (Machinery)	885	39,993
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	136	14,825
Commerce Bancshares, Inc. (Banks)	420	32,680
Commercial Metals Co. (Metals & Mining)	924	26,999
CommVault Systems, Inc.* (Software)	183	12,720
Compass Minerals International, Inc. (Metals & Mining)	136	9,237
Concentrix Corp.* (IT Services)	168	26,104
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	116	14,093
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	863	24,199
Coty, Inc.* - Class A (Personal Products)	2,181	21,831
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,141	41,840
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	182	30,480
Crane Co. (Machinery)	382	35,931
Cullen/Frost Bankers, Inc. (Banks)	428	51,386
Curtiss-Wright Corp. (Aerospace & Defense)	196	25,068
Dana, Inc. (Auto Components)	1,110	28,083
Dick's Sporting Goods, Inc. (Specialty Retail)	507	41,868
Donaldson Co., Inc. (Machinery)	488	30,685
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,267	42,495
Dycom Industries, Inc.* (Construction & Engineering)	234	21,952
Eagle Materials, Inc.* (Construction Materials)	123	16,991
East West Bancorp, Inc. (Banks)	1,087	82,774
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	128	20,308
EMCOR Group, Inc. (Construction & Engineering)	420	50,316

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Encompass Health Corp. (Health Care Providers & Services)	336	$28,513
Energizer Holdings, Inc. (Household Products)	234	11,536
EnerSys (Electrical Equipment)	168	15,385
Envista Holdings Corp.* (Health Care Equipment & Supplies)	1,347	58,298
EPR Properties* (Equity Real Estate Investment Trusts)	576	27,481
EQT Corp.* (Oil, Gas & Consumable Fuels)	1,327	25,346
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,722	14,052
Essent Group, Ltd. (Thrifts & Mortgage Finance)	431	22,662
Essential Utilities, Inc. (Water Utilities)	859	40,485
Evercore Partners, Inc. - Class A (Capital Markets)	120	16,816
F.N.B. Corp. (Banks)	2,471	31,851
Federated Hermes, Inc. - Class B (Capital Markets)	425	12,240
First American Financial Corp. (Insurance)	843	54,374
First Financial Bankshares, Inc. (Banks)	394	19,338
First Horizon Corp. (Banks)	4,266	78,024
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	488	24,288
FirstCash, Inc. (Consumer Finance)	318	22,906
Flowers Foods, Inc. (Food Products)	926	22,187
Flowserve Corp. (Machinery)	1,084	42,970
Fluor Corp.* (Construction & Engineering)	965	22,176
Foot Locker, Inc. (Specialty Retail)	799	47,124
Fulton Financial Corp. (Banks)	1,248	21,278
GATX Corp. (Trading Companies & Distributors)	270	26,382
Genpact, Ltd. (IT Services)	540	25,666
Gentex Corp. (Auto Components)	785	27,616
Glacier Bancorp, Inc. (Banks)	370	21,812
Graham Holdings Co. - Class B (Diversified Consumer Services)	32	20,340
Grand Canyon Education, Inc.* (Diversified Consumer Services)	226	24,474
Greif, Inc. - Class A (Containers & Packaging)	202	12,223
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	252	10,178
H&R Block, Inc. (Diversified Consumer Services)	1,409	31,363
Haemonetics Corp.* (Health Care Equipment & Supplies)	175	11,771
Hancock Whitney Corp. (Banks)	670	30,981
Harley-Davidson, Inc. (Automobiles)	1,176	56,883
Hawaiian Electric Industries, Inc. (Electric Utilities)	838	36,084
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	642	20,647
Healthcare Services Group, Inc. (Commercial Services & Supplies)	574	17,191
Herman Miller, Inc. (Commercial Services & Supplies)	455	18,883
Hexcel Corp.* (Aerospace & Defense)	642	36,216
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	797	35,698
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	294	32,405
Home BancShares, Inc. (Banks)	1,168	32,505
Hubbell, Inc. (Electrical Equipment)	168	32,258
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	1,158	32,551
ICU Medical, Inc.* (Health Care Equipment & Supplies)	73	15,204
IDACORP, Inc. (Electric Utilities)	386	39,557
Ingevity Corp.* (Chemicals)	160	12,493
Ingredion, Inc. (Food Products)	517	48,293
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	275	20,372
International Bancshares Corp. (Banks)	427	20,236
Iridium Communications, Inc.* (Diversified Telecommunication Services)	355	13,486
ITT, Inc. (Machinery)	367	34,612
j2 Global, Inc.* (Software)	120	14,520
Jabil, Inc. (Electronic Equipment, Instruments & Components)	1,044	54,726
Janus Henderson Group PLC (Capital Markets)	1,312	45,120
JBG Smith Properties (Equity Real Estate Investment Trusts)	848	27,653
Jefferies Financial Group, Inc. (Diversified Financial Services)	1,557	50,618
JetBlue Airways Corp.* (Airlines)	2,428	49,434
John Wiley & Sons, Inc. - Class A (Media)	336	19,132
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	394	74,037
KAR Auction Services, Inc.* (Commercial Services & Supplies)	996	14,930
KB Home (Household Durables)	682	32,894
KBR, Inc. (IT Services)	1,081	42,764
Kemper Corp. (Insurance)	472	36,844
Kennametal, Inc. (Machinery)	640	25,702
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	812	55,654
Kirby Corp.* (Marine)	464	29,557
Kohl's Corp. (Multiline Retail)	1,213	71,154
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	331	32,782
Lancaster Colony Corp. (Food Products)	61	11,267
Landstar System, Inc. (Road & Rail)	109	18,779
Lear Corp. (Auto Components)	420	77,213
Lennox International, Inc. (Building Products)	106	35,546
Life Storage, Inc. (Equity Real Estate Investment Trusts)	281	26,993
Ligand Pharmaceuticals, Inc.* (Biotechnology)	60	8,753
LivaNova PLC* (Health Care Equipment & Supplies)	372	31,572
LiveRamp Holdings, Inc.* (IT Services)	242	11,853
Louisiana-Pacific Corp. (Paper & Forest Products)	370	24,376
ManpowerGroup, Inc. (Professional Services)	422	51,016

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Marriott Vacations Worldwide Corp.* (Hotels, Restaurants & Leisure)	319	$56,663
MasTec, Inc.* (Construction & Engineering)	431	44,979
MAXIMUS, Inc. (IT Services)	181	16,587
MDU Resources Group, Inc. (Multi-Utilities)	1,536	51,394
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	2,718	59,932
Mercury General Corp. (Insurance)	204	12,703
MGIC Investment Corp. (Thrifts & Mortgage Finance)	2,603	39,670
Minerals Technologies, Inc. (Chemicals)	259	20,238
Molina Healthcare, Inc.* (Health Care Providers & Services)	204	52,040
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	181	16,319
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,113	18,843
Murphy USA, Inc. (Specialty Retail)	194	27,044
National Fuel Gas Co. (Gas Utilities)	698	34,663
National Instruments Corp. (Electronic Equipment, Instruments & Components)	556	23,024
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,343	62,342
Navient Corp. (Consumer Finance)	1,412	23,764
NCR Corp.* (Technology Hardware, Storage & Peripherals)	997	45,613
Nektar Therapeutics* (Pharmaceuticals)	868	17,021
Neogen Corp.* (Health Care Equipment & Supplies)	162	15,554
NetScout Systems, Inc.* (Communications Equipment)	565	14,800
New Jersey Resources Corp. (Gas Utilities)	738	30,959
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	3,580	42,817
NewMarket Corp. (Chemicals)	36	12,477
Nordson Corp. (Machinery)	154	32,557
Nordstrom, Inc.* (Multiline Retail)	835	30,628
NorthWestern Corp. (Multi-Utilities)	386	26,260
Nu Skin Enterprises, Inc. - Class A (Personal Products)	175	9,251
NuVasive, Inc.* (Health Care Equipment & Supplies)	394	28,151
nVent Electric PLC (Electrical Equipment)	1,290	39,281
OGE Energy Corp. (Electric Utilities)	1,535	51,515
Old Republic International Corp. (Insurance)	2,176	53,573
Olin Corp. (Chemicals)	1,099	47,290
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,783	67,755
ONE Gas, Inc. (Gas Utilities)	407	32,751
Oshkosh Corp. (Machinery)	524	65,202
Owens Corning (Building Products)	808	78,222
PacWest Bancorp (Banks)	646	28,043
Park Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	1,819	40,582
Patterson Cos., Inc. (Health Care Providers & Services)	669	21,502
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,009	24,095
Perspecta, Inc. (IT Services)	653	19,113
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,622	30,380
Pilgrim's Pride Corp.* (Food Products)	377	9,033
Pinnacle Financial Partners, Inc. (Banks)	584	51,182
PNM Resources, Inc. (Electric Utilities)	402	19,843
Polaris, Inc. (Leisure Products)	234	32,767
Post Holdings, Inc.* (Food Products)	460	52,340
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	319	18,936
PROG Holdings, Inc.* (Consumer Finance)	281	14,314
Progyny, Inc.* (Health Care Providers & Services)	141	8,024
Prosperity Bancshares, Inc. (Banks)	714	52,379
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	82	13,314
Rayonier, Inc. (Equity Real Estate Investment Trusts)	636	23,074
Regal Beloit Corp. (Electrical Equipment)	157	22,676
Reinsurance Group of America, Inc. (Insurance)	520	67,875
Reliance Steel & Aluminum Co. (Metals & Mining)	489	78,392
RenaissanceRe Holdings, Ltd. (Insurance)	168	28,360
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	411	22,831
RLI Corp. (Insurance)	125	13,933
Royal Gold, Inc. (Metals & Mining)	212	23,714
RPM International, Inc. (Chemicals)	382	36,229
Ryder System, Inc. (Road & Rail)	411	32,814
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,624	29,508
Sabre Corp.* (IT Services)	1,561	23,384
Sanderson Farms, Inc. (Food Products)	154	25,338
Science Applications International Corp. (IT Services)	275	24,591
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	181	10,592
SEI Investments Co. (Capital Markets)	448	27,525
Selective Insurance Group, Inc. (Insurance)	461	35,101
Sensient Technologies Corp. (Chemicals)	169	13,899
Service Corp. International (Diversified Consumer Services)	519	27,735
Service Properties Trust (Equity Real Estate Investment Trusts)	1,268	15,615
Signature Bank (Banks)	283	71,177
Silgan Holdings, Inc. (Containers & Packaging)	336	14,169
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	137	19,310
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	365	17,148
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,051	50,963
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	578	42,778
Sonoco Products Co. (Containers & Packaging)	773	50,601
Southwest Gas Holdings, Inc. (Gas Utilities)	439	30,607
Spire, Inc. (Gas Utilities)	396	29,835

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	881	$41,883
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	907	23,228
Steel Dynamics, Inc. (Metals & Mining)	1,536	83,282
Stericycle, Inc.* (Commercial Services & Supplies)	427	32,571
Sterling Bancorp (Banks)	1,487	37,368
Stifel Financial Corp. (Capital Markets)	468	32,381
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,160	41,516
Strategic Education, Inc. (Diversified Consumer Services)	189	14,186
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	140	19,582
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	319	38,663
Synovus Financial Corp. (Banks)	1,142	53,514
Taylor Morrison Home Corp.* (Household Durables)	988	30,835
TCF Financial Corp. (Banks)	1,169	53,213
TEGNA, Inc. (Media)	1,015	20,361
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	763	17,534
Tenet Healthcare Corp.* (Health Care Providers & Services)	815	48,297
Teradata Corp.* (IT Services)	525	25,972
Terex Corp. (Machinery)	331	15,554
Texas Capital Bancshares, Inc.* (Banks)	386	26,491
The Brink's Co. (Commercial Services & Supplies)	234	18,701
The Chemours Co. (Chemicals)	699	21,110
The Goodyear Tire & Rubber Co.* (Auto Components)	1,790	30,806
The Hain Celestial Group, Inc.* (Food Products)	238	9,760
The Hanover Insurance Group, Inc. (Insurance)	281	38,865
The Macerich Co. (Equity Real Estate Investment Trusts)	894	12,328
The Middleby Corp.* (Machinery)	168	30,462
Thor Industries, Inc. (Automobiles)	422	59,751
Toll Brothers, Inc. (Household Durables)	483	30,284
Tootsie Roll Industries, Inc. (Food Products)	76	2,399
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	402	25,941
TreeHouse Foods, Inc.* (Food Products)	428	20,373
Tri Pointe Homes, Inc.* (Household Durables)	915	21,795
Trinity Industries, Inc. (Machinery)	632	17,468
TripAdvisor, Inc.* (Interactive Media & Services)	466	21,962
Trustmark Corp. (Banks)	487	15,784
UGI Corp. (Gas Utilities)	1,600	69,935
UMB Financial Corp. (Banks)	331	32,117
Umpqua Holdings Corp. (Banks)	970	18,081
United Bankshares, Inc. (Banks)	991	38,917
United States Steel Corp. (Metals & Mining)	2,019	46,457
United Therapeutics Corp.* (Biotechnology)	196	39,506
Univar Solutions, Inc.* (Trading Companies & Distributors)	1,302	30,401
Urban Edge Properties (Equity Real Estate Investment Trusts)	847	15,966
Urban Outfitters, Inc.* (Specialty Retail)	525	18,848
Valley National Bancorp (Banks)	3,120	42,962
Valmont Industries, Inc. (Construction & Engineering)	95	23,451
Valvoline, Inc. (Chemicals)	555	17,427
ViaSat, Inc.* (Communications Equipment)	523	27,086
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,017	24,988
Visteon Corp.* (Auto Components)	112	13,643
Vontier Corp.* (Electronic Equipment, Instruments & Components)	1,410	44,189
Washington Federal, Inc. (Thrifts & Mortgage Finance)	568	18,488
Watsco, Inc. (Trading Companies & Distributors)	95	27,822
Webster Financial Corp. (Banks)	692	36,614
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	925	29,915
Werner Enterprises, Inc. (Road & Rail)	235	10,864
WEX, Inc.* (IT Services)	142	29,140
Wintrust Financial Corp. (Banks)	435	33,539
Woodward, Inc. (Machinery)	218	27,252
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	488	15,094
World Wrestling Entertainment, Inc. - Class A (Entertainment)	153	8,432
Worthington Industries, Inc. (Metals & Mining)	109	7,113
WW International, Inc.* (Diversified Consumer Services)	225	6,242
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	327	23,907
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,394	33,651
XPO Logistics, Inc.* (Air Freight & Logistics)	376	52,309
Yelp, Inc.* (Interactive Media & Services)	266	10,454
TOTAL COMMON STOCKS
(Cost $7,503,517)		9,634,610

Repurchase Agreements(a) (0.1%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $5,000	$5,000	$5,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,000)		5,000
TOTAL INVESTMENT SECURITIES (Cost $7,508,517) - 100.0%		9,639,610
Net other assets (liabilities) - (NM)		2,847
NET ASSETS - 100.0%		$9,642,457

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
NM	Not meaningful, amount is less than 0.05%.

Mid-Cap Value ProFund invested in the following industries as of April 30, 2021:

	Value	% of Net Assets
Aerospace & Defense	$61,284	0.6%
Air Freight & Logistics	52,309	0.5%
Airlines	49,434	0.5%
Auto Components	210,818	2.2%
Automobiles	116,634	1.2%
Banks	1,192,035	12.4%
Biotechnology	48,259	0.5%
Building Products	153,191	1.6%
Capital Markets	186,784	1.9%
Chemicals	263,695	2.7%
Commercial Services & Supplies	123,093	1.3%
Communications Equipment	79,739	0.8%
Construction & Engineering	238,338	2.5%
Construction Materials	16,991	0.2%
Consumer Finance	60,984	0.6%
Containers & Packaging	106,250	1.1%
Diversified Consumer Services	137,481	1.4%
Diversified Financial Services	50,618	0.5%
Diversified Telecommunication Services	13,486	0.1%
Electric Utilities	175,073	1.8%
Electrical Equipment	161,174	1.7%
Electronic Equipment, Instruments & Components	331,624	3.4%
Energy Equipment & Services	17,858	0.2%
Entertainment	26,028	0.3%
Equity Real Estate Investment Trusts	1,198,844	12.3%
Food & Staples Retailing	119,327	1.2%
Food Products	200,989	2.1%
Gas Utilities	228,751	2.4%
Health Care Equipment & Supplies	226,776	2.4%
Health Care Providers & Services	184,084	1.9%
Hotels, Restaurants & Leisure	195,059	2.0%
Household Durables	115,808	1.2%
Household Products	11,536	0.1%
Industrial Conglomerates	33,155	0.4%
Insurance	505,875	5.3%
Interactive Media & Services	32,416	0.3%
IT Services	317,972	3.3%
Leisure Products	61,692	0.6%
Machinery	438,954	4.6%
Marine	29,557	0.3%
Media	39,493	0.4%
Metals & Mining	275,195	2.9%
Multiline Retail	101,782	1.1%
Multi-Utilities	111,247	1.2%
Oil, Gas & Consumable Fuels	100,476	1.0%
Paper & Forest Products	24,376	0.3%
Personal Products	31,082	0.3%
Pharmaceuticals	17,021	0.2%
Professional Services	51,016	0.5%
Real Estate Management & Development	74,037	0.8%
Road & Rail	97,942	1.0%
Semiconductors & Semiconductor Equipment	69,608	0.7%
Software	121,188	1.3%
Specialty Retail	217,713	2.3%
Technology Hardware, Storage & Peripherals	79,264	0.8%
Textiles, Apparel & Luxury Goods	166,615	1.7%
Thrifts & Mortgage Finance	123,637	1.3%
Trading Companies & Distributors	100,924	1.1%
Water Utilities	40,485	0.4%
Wireless Telecommunication Services	17,534	0.2%
Other **	7,847	0.1%
Total	$9,642,457	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks (70.8%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	5,751	$524,434
Adobe, Inc.* (Software)	3,552	1,805,623
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	8,992	733,927
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,630	274,948
Align Technology, Inc.* (Health Care Equipment & Supplies)	587	349,576
Alphabet, Inc.* - Class A (Interactive Media & Services)	1,466	3,450,231
Alphabet, Inc.* - Class C (Interactive Media & Services)	1,599	3,853,782
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,456	8,515,983
American Electric Power Co., Inc. (Electric Utilities)	3,683	326,720
Amgen, Inc. (Biotechnology)	4,287	1,027,336
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,738	419,352
ANSYS, Inc.* (Software)	645	235,851
Apple, Inc. (Technology Hardware, Storage & Peripherals)	81,883	10,764,339
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,810	903,755
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	576	373,306
Atlassian Corp. PLC* - Class A (Software)	987	234,472
Autodesk, Inc.* (Software)	1,635	477,273
Automatic Data Processing, Inc. (IT Services)	3,175	593,693
Baidu, Inc.*ADR (Interactive Media & Services)	2,015	423,815
Biogen, Inc.* (Biotechnology)	1,130	302,083
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	304	749,687
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	3,031	1,382,742
Cadence Design Systems, Inc.* (Software)	2,070	272,764
CDW Corp. (Electronic Equipment, Instruments & Components)	1,045	186,355
Cerner Corp. (Health Care Technology)	2,272	170,514
Charter Communications, Inc.* - Class A (Media)	1,441	970,441
Check Point Software Technologies, Ltd.* (Software)	1,039	121,366
Cintas Corp. (Commercial Services & Supplies)	780	269,209
Cisco Systems, Inc. (Communications Equipment)	31,329	1,594,959
Cognizant Technology Solutions Corp. - Class A (IT Services)	3,936	316,454
Comcast Corp. - Class A (Media)	33,926	1,904,945
Copart, Inc.* (Commercial Services & Supplies)	1,754	218,391
Costco Wholesale Corp. (Food & Staples Retailing)	3,286	1,222,688
CSX Corp. (Road & Rail)	5,658	570,043
DexCom, Inc.* (Health Care Equipment & Supplies)	715	276,062
DocuSign, Inc.* (Software)	1,385	308,772
Dollar Tree, Inc.* (Multiline Retail)	1,745	200,501
eBay, Inc. (Internet & Direct Marketing Retail)	5,050	281,740
Electronic Arts, Inc. (Entertainment)	2,135	303,341
Exelon Corp. (Electric Utilities)	7,242	325,455
Facebook, Inc.* - Class A (Interactive Media & Services)	11,732	3,813,839
Fastenal Co. (Trading Companies & Distributors)	4,260	222,713
Fiserv, Inc.* (IT Services)	4,970	596,996
Fox Corp. - Class A (Media)	2,479	92,764
Fox Corp. - Class B (Media)	1,899	69,086
Gilead Sciences, Inc. (Biotechnology)	9,323	591,731
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	635	348,609
Illumina, Inc.* (Life Sciences Tools & Services)	1,085	426,231
Incyte Corp.* (Biotechnology)	1,628	138,999
Intel Corp. (Semiconductors & Semiconductor Equipment)	30,153	1,734,702
Intuit, Inc. (Software)	2,034	838,333
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	875	756,874
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	6,162	476,692
Keurig Dr Pepper, Inc. (Beverages)	10,440	374,274
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,143	360,445
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,063	659,538
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	930	311,801
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	2,405	357,191
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,984	225,327
Match Group, Inc.* (Interactive Media & Services)	1,994	310,326
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,987	186,778
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	370	581,263
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,994	299,678
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	8,300	714,381
Microsoft Corp. (Software)	36,792	9,278,206
Moderna, Inc.* (Biotechnology)	2,965	530,201
Mondelez International, Inc. - Class A (Food Products)	10,479	637,228
Monster Beverage Corp.* (Beverages)	3,914	379,854
NetEase, Inc.ADR (Entertainment)	2,225	249,334
Netflix, Inc.* (Entertainment)	3,286	1,687,261
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,600	2,761,749
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	2,057	395,993
Okta, Inc.* (IT Services)	898	242,191

Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
O'Reilly Automotive, Inc.* (Specialty Retail)	520	$287,498
PACCAR, Inc. (Machinery)	2,572	231,171
Paychex, Inc. (IT Services)	2,677	260,981
PayPal Holdings, Inc.* (IT Services)	8,695	2,280,612
Peloton Interactive, Inc.* - Class A (Leisure Products)	1,956	192,373
PepsiCo, Inc. (Beverages)	10,237	1,475,765
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	2,563	343,263
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	8,429	1,169,945
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	785	377,821
Ross Stores, Inc. (Specialty Retail)	2,645	346,336
Seagen, Inc.* (Biotechnology)	1,343	193,070
Sirius XM Holdings, Inc.(a) (Media)	30,712	187,343
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,226	222,311
Splunk, Inc.* (Software)	1,199	151,578
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,739	1,000,528
Synopsys, Inc.* (Software)	1,134	280,166
Tesla, Inc.* (Automobiles)	5,794	4,110,495
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,832	1,233,244
The Kraft Heinz Co. (Food Products)	9,075	374,707
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	9,222	1,218,503
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	3,909	152,764
VeriSign, Inc.* (IT Services)	839	183,548
Verisk Analytics, Inc. - Class A (Professional Services)	1,208	227,346
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,929	420,908
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,409	340,318
Workday, Inc.* - Class A (Software)	1,338	330,486
Xcel Energy, Inc. (Electric Utilities)	3,988	284,344
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,820	232,887
Zoom Video Communications, Inc.* - Class A (Software)	1,738	555,413
TOTAL COMMON STOCKS
(Cost $54,946,943)		96,553,240

Repurchase Agreements(b)(c) (27.0%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $36,767,000	$36,767,000	$36,767,000
TOTAL REPURCHASE AGREEMENTS
(Cost $36,767,000)		36,767,000

Collateral for Securities Loaned(d) (0.1%)
	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.05%(e)	179,628	$179,628
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $179,628)		179,628
TOTAL INVESTMENT SECURITIES
(Cost $91,893,571) - 97.9%		133,499,868
Net other assets (liabilities) - 2.1%		2,887,080
NET ASSETS - 100.0%		$136,386,948

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2021. The total value of securities on loan as of April 30, 2021 was $168,574.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $4,113,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2021.
NYS	New York Shares
ADR	American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	2	6/21/21	$554,000	$42,853

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	5/27/21	0.63%	$29,504,846	$(208,167)
Nasdaq-100 Index	UBS AG	5/27/21	0.88%	9,245,127	(44,665)
				$38,749,973	$(252,832)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Nasdaq-100 ProFund invested in the following industries as of April 30, 2021:

	Value	% of Net Assets
Automobiles	$4,110,495	3.0%
Beverages	2,229,894	1.6%
Biotechnology	3,857,097	2.8%
Commercial Services & Supplies	487,600	0.4%
Communications Equipment	1,594,959	1.2%
Electric Utilities	936,519	0.7%
Electronic Equipment, Instruments & Components	186,355	0.1%
Entertainment	2,764,370	2.0%
Food & Staples Retailing	1,563,006	1.2%
Food Products	1,011,935	0.7%
Health Care Equipment & Supplies	1,731,121	1.3%
Health Care Technology	170,514	0.1%
Hotels, Restaurants & Leisure	1,357,719	1.0%
Interactive Media & Services	11,851,993	8.7%
Internet & Direct Marketing Retail	11,101,392	8.1%
IT Services	4,474,475	3.3%
Leisure Products	192,373	0.1%
Life Sciences Tools & Services	426,231	0.3%
Machinery	231,171	0.2%
Media	3,224,579	2.4%
Multiline Retail	200,500	0.2%
Professional Services	227,346	0.2%
Road & Rail	570,043	0.4%
Semiconductors & Semiconductor Equipment	14,010,060	10.3%
Software	14,890,303	10.8%
Specialty Retail	633,834	0.5%
Technology Hardware, Storage & Peripherals	10,764,339	7.9%
Textiles, Apparel & Luxury Goods	311,801	0.2%
Trading Companies & Distributors	222,713	0.2%
Wireless Telecommunication Services	1,218,503	0.9%
Other **	39,833,708	29.2%
Total	$136,386,948	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Oil & Gas UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks (71.5%)

	Shares	Value
APA Corp. (Oil, Gas & Consumable Fuels)	8,540	$170,800
Baker Hughes Co. - Class A (Energy Equipment & Services)	16,474	330,798
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	9,027	150,480
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,214	404,189
Chevron Corp. (Oil, Gas & Consumable Fuels)	43,535	4,487,152
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	2,323	153,783
ConocoPhillips (Oil, Gas & Consumable Fuels)	30,617	1,565,753
Continental Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,404	38,245
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	13,386	312,965
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	4,085	333,867
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	13,188	971,164
EQT Corp.* (Oil, Gas & Consumable Fuels)	6,302	120,368
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	9,218	75,219
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	95,683	5,476,895
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,916	146,631
Halliburton Co. (Energy Equipment & Services)	20,082	392,804
Hess Corp. (Oil, Gas & Consumable Fuels)	6,175	460,099
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	3,376	118,160
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	43,998	750,166
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	17,841	200,890
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	14,718	819,057
NOV, Inc.* (Energy Equipment & Services)	8,774	131,171
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	18,947	480,496
OGE Energy Corp. (Electric Utilities)	4,520	151,691
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	10,056	526,331
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	5,873	140,541
Phillips 66 (Oil, Gas & Consumable Fuels)	9,872	798,744
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	4,650	715,310
Schlumberger, Ltd. (Energy Equipment & Services)	31,600	854,780
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	5,167	179,243
TechnipFMC PLC (Energy Equipment & Services)	9,568	70,803
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	27,431	668,219
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	9,234	682,947
TOTAL COMMON STOCKS (Cost $16,782,966)		22,879,761

Repurchase Agreements(a)(b) (26.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $8,503,000	$8,503,000	$8,503,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,503,000)		8,503,000
TOTAL INVESTMENT SECURITIES (Cost $25,285,966) - 98.0%		31,382,761
Net other assets (liabilities) - 2.0%		648,884
NET ASSETS - 100.0%		$32,031,645

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $5,038,000.

Oil & Gas UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	5/24/21	0.58%	$13,125,481	$452,646
Dow Jones U.S. Oil & Gas Index	UBS AG	5/24/21	0.08%	12,000,311	303,050
				$25,125,792	$755,696

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Oil & Gas UltraSector ProFund invested in the following industries as of April 30, 2021:

	Value	% of Net Assets
Electric Utilities	$151,691	0.5%
Energy Equipment & Services	1,780,356	5.6%
Oil, Gas & Consumable Fuels	20,801,082	64.9%
Semiconductors & Semiconductor Equipment	146,632	0.5%
Other **	9,151,884	28.5%
Total	$32,031,645	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Oil Equipment & Services UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks (74.0%)

	Shares	Value
Archrock, Inc. (Energy Equipment & Services)	29,241	$273,111
Baker Hughes Co. - Class A (Energy Equipment & Services)	27,021	542,582
Bristow Group, Inc.* (Energy Equipment & Services)	5,280	139,709
Cactus, Inc. - Class A (Energy Equipment & Services)	12,129	361,565
ChampionX Corp.* (Energy Equipment & Services)	26,965	566,535
Core Laboratories N.V. (Energy Equipment & Services)	10,156	286,196
DMC Global, Inc.* (Machinery)	3,506	189,324
Dril-Quip, Inc.* (Energy Equipment & Services)	8,073	247,437
Frank's International N.V.* (Energy Equipment & Services)	27,877	90,600
Halliburton Co. (Energy Equipment & Services)	126,604	2,476,374
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	32,279	138,477
Helmerich & Payne, Inc. (Energy Equipment & Services)	19,871	509,294
Liberty Oilfield Services, Inc.* (Energy Equipment & Services)	18,428	215,608
Nabors Industries, Ltd.* (Energy Equipment & Services)	1,476	119,335
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	36,766	131,990
NOV, Inc.* (Energy Equipment & Services)	39,306	587,625
Oceaneering International, Inc.* (Energy Equipment & Services)	22,626	243,230
Oil States International, Inc.* (Energy Equipment & Services)	13,908	78,024
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	42,773	289,145
ProPetro Holding Corp.* (Energy Equipment & Services)	18,584	178,964
Schlumberger, Ltd. (Energy Equipment & Services)	109,978	2,974,904
Select Energy Services, Inc.* (Energy Equipment & Services)	14,241	68,784
TechnipFMC PLC (Energy Equipment & Services)	72,470	536,278
Tidewater, Inc.* (Energy Equipment & Services)	9,239	113,270
Transocean, Ltd.* (Energy Equipment & Services)	131,933	424,824
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	16,927	180,273
TOTAL COMMON STOCKS (Cost $8,171,865)		11,963,458

Repurchase Agreements(a)(b) (24.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $4,029,000	$4,029,000	$4,029,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,029,000)		4,029,000
TOTAL INVESTMENT SECURITIES (Cost $12,200,865) - 98.9%		15,992,458
Net other assets (liabilities) - 1.1%		186,026
NET ASSETS - 100.0%		$16,178,484

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $2,293,000.

Oil Equipment & Services UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Oil Equipment & Services Index	Goldman Sachs International	5/24/21	0.58%	$6,073,960	$156,421
Dow Jones U.S. Select Oil Equipment & Services Index	UBS AG	5/24/21	0.43%	6,222,416	265,142
				$12,296,376	$421,563

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Oil Equipment & Services UltraSector ProFund invested in the following industries as of April 30, 2021:

	Value	% of Net Assets
Energy Equipment & Services	$11,774,134	72.8%
Machinery	189,324	1.2%
Other **	4,215,026	26.0%
Total	$16,178,484	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks (75.8%)

	Shares	Value
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	516	$8,839
Amicus Therapeutics, Inc.* (Biotechnology)	2,868	28,221
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,252	6,899
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	403	7,012
Arvinas, Inc.* (Pharmaceuticals)	360	24,818
Atea Pharmaceuticals, Inc.* (Biotechnology)	136	3,361
Axsome Therapeutics, Inc.* (Pharmaceuticals)	292	17,654
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,157	134,640
Cara Therapeutics, Inc.* (Biotechnology)	472	6,112
Catalent, Inc.* (Pharmaceuticals)	1,275	143,399
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,061	4,859
ChemoCentryx, Inc.* (Biotechnology)	552	26,678
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	383	8,541
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,162	26,482
Elanco Animal Health, Inc.* (Pharmaceuticals)	4,014	127,284
Eli Lilly & Co. (Pharmaceuticals)	640	116,973
Endo International PLC* (Pharmaceuticals)	2,537	14,537
Horizon Therapeutics PLC* (Pharmaceuticals)	1,473	139,375
Innoviva, Inc.* (Pharmaceuticals)	692	7,923
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	784	26,993
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,772	19,563
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	620	101,928
Johnson & Johnson (Pharmaceuticals)	4,129	671,913
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	106	14,427
Merck & Co., Inc. (Pharmaceuticals)	2,148	160,026
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	251	6,903
Omeros Corp.* (Pharmaceuticals)	682	12,044
Pacira BioSciences, Inc.* (Pharmaceuticals)	483	30,516
Perrigo Co. PLC (Pharmaceuticals)	1,465	60,988
Pfizer, Inc. (Pharmaceuticals)	14,216	549,449
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	144	5,547
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	223	5,468
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	549	23,914
Provention Bio, Inc.* (Pharmaceuticals)	593	4,264
Reata Pharmaceuticals, Inc.* (Pharmaceuticals)	293	29,710
Relmada Therapeutics, Inc.* (Pharmaceuticals)	150	5,784
Revance Therapeutics, Inc.* (Pharmaceuticals)	731	21,287
Royalty Pharma PLC - Class A (Pharmaceuticals)	940	41,360
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,606	4,995
TherapeuticsMD, Inc.*(a) (Pharmaceuticals)	3,842	4,649
Theravance Biopharma, Inc.* (Pharmaceuticals)	552	10,896
Vanda Pharmaceuticals, Inc.* (Biotechnology)	604	10,026
Viatris, Inc.* (Pharmaceuticals)	9,348	124,328
Zoetis, Inc. (Pharmaceuticals)	870	150,536
Zogenix, Inc.* (Pharmaceuticals)	613	11,580
TOTAL COMMON STOCKS (Cost $1,650,319)		2,962,701

Repurchase Agreements(b)(c) (26.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $1,045,000	$1,045,000	$1,045,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,045,000)		1,045,000

Collateral for Securities Loaned(d) (0.1%)
	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.05%(e)	4,315	$4,315
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $4,315)		4,315
TOTAL INVESTMENT SECURITIES
(Cost $2,699,634) - 102.7%		4,012,016
Net other assets (liabilities) - (2.7)%		(106,046)
NET ASSETS - 100.0%		$3,905,970

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2021. The total value of securities on loan as of April 30, 2021 was $4,177.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $431,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2021.

Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Pharmaceuticals Index	Goldman Sachs International	5/24/21	0.58%	$1,498,650	$(15,792)
Dow Jones U.S. Select Pharmaceuticals Index	UBS AG	5/24/21	0.43%	1,419,774	(16,869)
				$2,918,424	$(32,661)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Pharmaceuticals UltraSector ProFund invested in the following industries as of April 30, 2021:

	Value	% of Net Assets
Biotechnology	$118,242	3.0%
Pharmaceuticals	2,844,459	72.8%
Other **	943,269	24.2%
Total	$3,905,970	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks (75.7%)

	Shares	Value
Agnico Eagle Mines, Ltd. (Metals & Mining)	22,903	$1,430,063
Alamos Gold, Inc. (Metals & Mining)	36,948	295,584
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	39,218	807,106
B2Gold Corp. (Metals & Mining)	98,881	474,629
Barrick Gold Corp. (Metals & Mining)	167,279	3,554,679
Coeur Mining, Inc.* (Metals & Mining)	22,913	185,137
Companhia de Minas Buenaventura S.A.*ADR (Metals & Mining)	21,204	206,103
DRDGOLD, Ltd.ADR (Metals & Mining)	4,148	41,107
Eldorado Gold Corp.* (Metals & Mining)	16,901	166,813
Endeavour Silver Corp.* (Metals & Mining)	14,921	78,783
Equinox Gold Corp.*(a) (Metals & Mining)	23,943	193,699
First Majestic Silver Corp.* (Metals & Mining)	18,424	278,018
Fortuna Silver Mines, Inc.*(a) (Metals & Mining)	17,325	104,470
Franco-Nevada Corp. (Metals & Mining)	17,964	2,501,307
Gold Fields, Ltd.ADR (Metals & Mining)	83,099	779,469
Harmony Gold Mining Co., Ltd.ADR (Metals & Mining)	50,419	228,902
Hecla Mining Co. (Metals & Mining)	50,344	297,533
IAMGOLD Corp.* (Metals & Mining)	44,712	139,949
Kinross Gold Corp. (Metals & Mining)	118,371	833,332
Kirkland Lake Gold, Ltd. (Metals & Mining)	25,120	930,947
MAG Silver Corp.* (Metals & Mining)	7,851	135,508
New Gold, Inc.* (Metals & Mining)	64,011	106,258
Newmont Corp. (Metals & Mining)	75,288	4,698,723
Novagold Resources, Inc.* (Metals & Mining)	22,753	204,549
Osisko Gold Royalties, Ltd. (Metals & Mining)	14,010	169,241
Pan American Silver Corp. (Metals & Mining)	19,779	629,368
Pretium Resources, Inc.* (Metals & Mining)	17,658	185,232
Royal Gold, Inc. (Metals & Mining)	6,172	690,400
Sandstorm Gold, Ltd.* (Metals & Mining)	18,368	136,291
Seabridge Gold, Inc.*(a) (Metals & Mining)	5,584	94,593
Sibanye Stillwater, Ltd.ADR (Metals & Mining)	64,632	1,205,387
SilverCrest Metals, Inc.* (Metals & Mining)	12,898	111,826
SSR Mining, Inc. (Metals & Mining)	20,604	326,779
Wheaton Precious Metals Corp. (Metals & Mining)	42,281	1,747,051
Yamana Gold, Inc. (Metals & Mining)	90,708	416,350
TOTAL COMMON STOCKS
(Cost $11,043,453)		24,385,186

Repurchase Agreements(b)(c) (29.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $9,629,000	$9,629,000	$9,629,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,629,000)		9,629,000

Collateral for Securities Loaned(d) (0.4%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.05%(e)	127,825	$127,825
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $127,825)		127,825
TOTAL INVESTMENT SECURITIES
(Cost $20,800,278) - 106.0%		34,142,011
Net other assets (liabilities) - (6.0)%		(1,917,526)
NET ASSETS - 100.0%		$32,224,485

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2021. The total value of securities on loan as of April 30, 2021 was $122,017.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $4,510,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2021.
ADR	American Depositary Receipt

Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	5/24/21	0.58%	$10,934,123	$(565,258)
Dow Jones Precious Metals Index	UBS AG	5/24/21	0.83%	13,031,542	(641,885)
				$23,965,665	$(1,207,143)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Precious Metals UltraSector ProFund invested in the following industries as of April 30, 2021:

	Value	% of Net Assets
Metals & Mining	$24,385,186	75.7%
Other **	7,839,299	24.3%
Total	$32,224,485	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks (71.0%)

	Shares	Value
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	2,060	$36,936
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	488	88,377
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	528	23,871
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	1,030	38,151
American Tower Corp. (Equity Real Estate Investment Trusts)	1,703	433,874
Americold Realty Trust (Equity Real Estate Investment Trusts)	967	39,057
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	5,356	48,632
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	570	25,736
Apartment Investment and Management Co. (Equity Real Estate Investment Trusts)	567	3,935
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	535	102,720
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	563	18,292
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	543	59,377
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,136	25,378
Camden Property Trust (Equity Real Estate Investment Trusts)	373	44,939
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,287	109,652
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	164	19,924
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	430	12,057
CoStar Group, Inc.* (Professional Services)	150	128,165
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	569	20,865
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	1,654	312,705
CubeSmart (Equity Real Estate Investment Trusts)	764	32,348
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	462	33,647
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,078	166,346
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	632	21,197
Duke Realty Corp. (Equity Real Estate Investment Trusts)	1,433	66,663
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	152	24,116
Equinix, Inc. (Equity Real Estate Investment Trusts)	342	246,500
Equity Commonwealth (Equity Real Estate Investment Trusts)	467	13,435
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	649	45,041
Equity Residential (Equity Real Estate Investment Trusts)	1,313	97,464
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	249	72,339
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	506	75,237
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	268	30,241
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	495	24,636
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	840	39,052
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	535	17,206
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	837	24,583
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	2,063	70,843
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	397	17,782
Host Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	2,702	49,068
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	579	16,276
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	2,173	76,185
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,105	44,333
JBG Smith Properties (Equity Real Estate Investment Trusts)	423	13,794
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	196	36,830
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	406	27,827
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	1,657	34,797
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	332	32,881
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,062	12,999
Life Storage, Inc. (Equity Real Estate Investment Trusts)	290	27,857
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	2,222	48,995
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	438	68,911
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	173	12,700
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	672	31,194
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	1,758	18,846
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	888	33,744
Physicians Realty Trust (Equity Real Estate Investment Trusts)	806	15,096
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	257	15,256
Prologis, Inc. (Equity Real Estate Investment Trusts)	2,833	330,129
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	76	12,340
Public Storage (Equity Real Estate Investment Trusts)	582	163,635

Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Rayonier, Inc. (Equity Real Estate Investment Trusts)	528	$19,156
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,430	98,885
Regency Centers Corp. (Equity Real Estate Investment Trusts)	605	38,514
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	503	27,942
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	806	14,645
SBA Communications Corp. (Equity Real Estate Investment Trusts)	418	125,283
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,258	153,149
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	267	19,761
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	440	20,918
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,094	28,247
STORE Capital Corp. (Equity Real Estate Investment Trusts)	919	32,891
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	428	71,403
The Howard Hughes Corp.* (Real Estate Management & Development)	173	18,674
UDR, Inc. (Equity Real Estate Investment Trusts)	1,137	52,814
Ventas, Inc. (Equity Real Estate Investment Trusts)	1,436	79,641
VEREIT, Inc. (Equity Real Estate Investment Trusts)	877	41,956
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	2,056	65,175
Vornado Realty Trust (Equity Real Estate Investment Trusts)	601	27,496
Welltower, Inc. (Equity Real Estate Investment Trusts)	1,599	119,973
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	2,864	111,037
WP Carey, Inc. (Equity Real Estate Investment Trusts)	673	50,401
TOTAL COMMON STOCKS
(Cost $2,414,903)		5,052,973

Repurchase Agreements(a)(b) (22.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $1,598,000	$1,598,000	$1,598,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,598,000)		1,598,000
TOTAL INVESTMENT SECURITIES
(Cost $4,012,903) - 93.4%		6,650,973
Net other assets (liabilities) - 6.6%		470,177
NET ASSETS - 100.0%		$7,121,150

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $931,000.

Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	5/24/21	0.58%	$2,848,332	$29,606
Dow Jones U.S. Real Estate Index	UBS AG	5/24/21	0.43%	2,797,586	24,529
				$5,645,918	$54,135

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Real Estate UltraSector ProFund invested in the following industries as of April 30, 2021:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$4,608,699	64.7%
Mortgage Real Estate Investment Trusts	150,953	2.2%
Professional Services	128,165	1.8%
Real Estate Management & Development	165,156	2.3%
Other **	2,068,177	29.0%
Total	$7,121,150	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Rising Rates Opportunity ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Repurchase Agreements(a)(b) (88.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $15,754,000	$15,754,000	$15,754,000
TOTAL REPURCHASE AGREEMENTS
(Cost $15,754,000)		15,754,000
TOTAL INVESTMENT SECURITIES
(Cost $15,754,000) - 88.6%		15,754,000
Net other assets (liabilities) - 11.4%		2,036,507
NET ASSETS - 100.0%		$17,790,507

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $210,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 1.875%, due on 2/15/51	Citibank North America	5/17/21	0.25%	$(19,480,688)	$192,924
30-Year U.S. Treasury Bond, 1.875%, due on 2/15/51	Societe' Generale	5/17/21	0.31%	(2,639,906)	32,978
				$(22,120,594)	$225,902

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Rising Rates Opportunity 10 ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Repurchase Agreements(a)(b) (99.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $3,042,000	$3,042,000	$3,042,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,042,000)		3,042,000
TOTAL INVESTMENT SECURITIES (Cost $3,042,000) - 99.0%		3,042,000
Net other assets (liabilities) - 1.0%		30,144
NET ASSETS - 100.0%		$3,072,144

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $84,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note, 1.125%, due on 2/15/31	Citibank North America	5/17/21	0.25%	$(1,432,383)	$10,712
10-Year U.S. Treasury Note, 1.125%, due on 2/15/31	Societe' Generale	5/17/21	0.32%	(1,613,818)	9,801
				$(3,046,201)	$20,513

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Rising U.S. Dollar ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Repurchase Agreements(a)(b) (89.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $5,866,000	$5,866,000	$5,866,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,866,000)		5,866,000
TOTAL INVESTMENT SECURITIES
(Cost $5,866,000) - 89.9%		5,866,000
Net other assets (liabilities) - 10.1%		658,106
NET ASSETS - 100.0%		$6,524,106

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $725,000.

As of April 30, 2021, the Rising U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$470,129	British pound	341,852	5/21/21	$472,046	$(1,917)
U.S. dollar	174,255	Canadian dollar	220,052	5/21/21	179,058	(4,803)
U.S. dollar	2,113,963	Euro	1,774,952	5/21/21	2,134,562	(20,599)
U.S. dollar	114,339	Japanese yen	12,542,825	5/21/21	114,807	(468)
U.S. dollar	87,172	Swedish krona	749,913	5/21/21	88,634	(1,462)
U.S. dollar	215,633	Swiss franc	199,889	5/21/21	219,040	(3,407)
Total Short Contracts	$3,175,491				$3,208,147	$(32,656)

Long:
British pound	50,677	U.S. dollar	$70,631	5/21/21	$69,979	$(652)
Canadian dollar	66,421	U.S. dollar	52,659	5/21/21	54,047	1,388
Euro	294,582	U.S. dollar	354,679	5/21/21	354,265	(414)
Japanese yen	9,147,113	U.S. dollar	84,652	5/21/21	83,725	(927)
Swedish krona	209,909	U.S. dollar	24,885	5/21/21	24,810	(75)
Swiss franc	20,173	U.S. dollar	22,040	5/21/21	22,106	66
Total Long Contracts			$609,546		$608,932	$(614)

As of April 30, 2021, the Rising U.S. Dollar ProFund's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)

Short:
U.S. dollar	$443,947	British pound	321,522	5/21/21	$443,973	$(26)
U.S. dollar	513,770	Canadian dollar	646,740	5/21/21	526,257	(12,487)
U.S. dollar	2,361,806	Euro	1,976,099	5/21/21	2,376,462	(14,656)
U.S. dollar	944,123	Japanese yen	103,452,031	5/21/21	946,914	(2,791)
U.S. dollar	240,181	Swedish krona	2,057,596	5/21/21	243,192	(3,011)
U.S. dollar	64,586	Swiss franc	59,399	5/21/21	65,090	(504)
Total Short Contracts	$4,568,413				$4,601,888	$(33,475)

Long:
British pound	65,374	U.S. dollar	$91,163	5/21/21	$90,271	$(892)
Canadian dollar	83,769	U.S. dollar	67,453	5/21/21	68,163	710
Euro	410,735	U.S. dollar	494,937	5/21/21	493,951	(986)
Japanese yen	11,927,073	U.S. dollar	109,784	5/21/21	109,171	(613)
Swedish krona	344,961	U.S. dollar	40,989	5/21/21	40,772	(217)
Swiss franc	29,518	U.S. dollar	32,273	5/21/21	32,345	72
Total Long Contracts			$836,599		$834,673	$(1,926)

			Total unrealized appreciation			$2,236
			Total unrealized (depreciation)			(70,907)
		Total net unrealized appreciation/(depreciation)				$(68,671)

Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks (75.1%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	35,559	$2,902,326
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	1,219	30,085
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	10,825	1,657,957
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	26,927	3,573,482
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	11,973	5,462,083
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,703	126,720
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	3,382	336,238
Enphase Energy, Inc.* (Electrical Equipment)	3,786	527,201
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	3,959	445,704
Intel Corp. (Semiconductors & Semiconductor Equipment)	119,224	6,858,957
KLA Corp. (Semiconductors & Semiconductor Equipment)	4,521	1,425,697
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	4,194	2,602,167
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	23,361	1,056,151
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	7,866	739,404
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	7,902	1,187,592
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	32,819	2,824,731
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,620	290,158
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,259	454,977
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	18,187	10,919,111
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	8,128	1,564,721
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	12,085	471,315
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,762	145,911
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	3,324	625,477
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	33,328	4,625,926
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,907	129,180
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,282	180,698
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	4,841	877,819
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,514	399,000
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	4,892	611,891
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	27,004	4,874,492
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	1,259	281,626
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	7,212	922,848
TOTAL COMMON STOCKS (Cost $20,050,584)		59,131,645

Repurchase Agreements(a)(b) (27.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $21,302,000	$21,302,000	$21,302,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,302,000)		21,302,000
TOTAL INVESTMENT SECURITIES (Cost $41,352,584) - 102.2%		80,433,645
Net other assets (liabilities) - (2.2)%		(1,719,833)
NET ASSETS - 100.0%		$78,713,812

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $11,496,000.

Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	5/24/21	0.58%	$29,930,796	$(756,305)
Dow Jones U.S. Semiconductors Index	UBS AG	5/24/21	0.43%	28,855,233	(752,430)
				$58,786,029	$(1,508,735)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Semiconductor UltraSector ProFund invested in the following industries as of April 30, 2021:

	Value	% of Net Assets
Electrical Equipment	$527,200	0.7%
Semiconductors & Semiconductor Equipment	58,604,445	74.4%
Other **	19,582,167	24.9%
Total	$78,713,812	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Short Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Repurchase Agreements(a)(b) (99.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $2,181,000	$2,181,000	$2,181,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,181,000)		2,181,000

TOTAL INVESTMENT SECURITIES
(Cost $2,181,000) - 99.1%		2,181,000

Net other assets (liabilities) - 0.9%		19,406
NET ASSETS - 100.0%		$2,200,406

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $554,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	1	6/21/21	$(277,000)	$(21,326)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	5/27/21	(0.38)%	$(271,318)	$(9,800)
Nasdaq-100 Index	UBS AG	5/27/21	(0.23)%	(1,649,430)	11,512
				$(1,920,748)	$1,712

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Oil & Gas ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Repurchase Agreements(a)(b) (105.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $452,000	$452,000	$452,000
TOTAL REPURCHASE AGREEMENTS
(Cost $452,000)		452,000
TOTAL INVESTMENT SECURITIES
(Cost $452,000) - 105.9%		452,000
Net other assets (liabilities) - (5.9)%		(25,094)
NET ASSETS - 100.0%		$426,906

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $321,000.

 Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	5/24/21	(0.23)%	$(204,613)	$(6,570)
Dow Jones U.S. Oil & Gas Index	UBS AG	5/24/21	0.07%	(219,725)	(18,389)
				$(424,338)	$(24,959)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Precious Metals ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Repurchase Agreements(a)(b) (88.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $1,117,000	$1,117,000	$1,117,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,117,000)		1,117,000
TOTAL INVESTMENT SECURITIES
(Cost $1,117,000) - 88.0%		1,117,000
Net other assets (liabilities) - 12.0%		152,658
NET ASSETS - 100.0%		$1,269,658

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $451,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	5/24/21	0.02%	$(919,432)	$39,151
Dow Jones Precious Metals Index	UBS AG	5/24/21	0.17%	(342,993)	39,655
				$(1,262,425)	$78,806

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Real Estate ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Repurchase Agreements(a)(b) (99.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $531,000	$531,000	$531,000
TOTAL REPURCHASE AGREEMENTS
(Cost $531,000)		531,000
TOTAL INVESTMENT SECURITIES
(Cost $531,000) - 99.8%		531,000
Net other assets (liabilities) - 0.2%		1,291
NET ASSETS - 100.0%		$532,291

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $285,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	5/24/21	(0.23)%	$(185,938)	$(1,887)
Dow Jones U.S. Real Estate Index	UBS AG	5/24/21	0.17%	(343,985)	(3,837)
				$(529,923)	$(5,724)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Repurchase Agreements(a)(b) (84.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $461,000	$461,000	$461,000
TOTAL REPURCHASE AGREEMENTS
(Cost $461,000)		461,000
TOTAL INVESTMENT SECURITIES
(Cost $461,000) - 84.8%		461,000
Net other assets (liabilities) - 15.2%		82,353
NET ASSETS - 100.0%		$543,353

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $234,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	1	6/21/21	$(113,075)	$(952)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	5/27/21	0.17%	$(61,959)	$1,180
Russell 2000 Index	UBS AG	5/27/21	0.42%	(367,165)	4,579
				$(429,124)	$5,759

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Small-Cap Growth ProFund :: Summary Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks (100.0%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,150	$24,771
8x8, Inc.* (Software)	2,118	69,661
AAON, Inc. (Building Products)	803	52,524
Addus Homecare Corp.* (Health Care Providers & Services)	296	31,317
Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment)	754	83,174
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	640	29,901
AeroVironment, Inc.* (Aerospace & Defense)	442	48,783
Agilysys, Inc.* (Software)	401	20,214
Agree Realty Corp. (Equity Real Estate Investment Trusts)	627	44,116
Alamo Group, Inc. (Machinery)	194	30,507
Alarm.com Holdings, Inc.* (Software)	887	79,617
Albany International Corp. - Class A (Machinery)	304	27,129
Allegiant Travel Co.* (Airlines)	114	26,873
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,758	42,914
Ambac Financial Group, Inc.* (Insurance)	306	5,248
American Public Education, Inc.* (Diversified Consumer Services)	204	6,214
American States Water Co. (Water Utilities)	392	31,042
American Vanguard Corp. (Chemicals)	237	4,688
American Woodmark Corp.* (Building Products)	179	17,803
America's Car-Mart, Inc.* (Specialty Retail)	78	11,765
AMERISAFE, Inc. (Insurance)	141	8,753
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	585	46,391
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	468	8,143
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	262	6,367
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	68	2,263
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	113	4,540
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	467	44,673
Arconic Corp.* (Metals & Mining)	1,081	30,917
Arcosa, Inc. (Construction & Engineering)	513	30,929
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,583	9,704
Astec Industries, Inc. (Machinery)	270	20,253
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	432	17,941
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	1,012	45,692
AZZ, Inc. (Electrical Equipment)	279	14,687
B Riley Financial, Inc. (Capital Markets)	237	16,896
B&G Foods, Inc.(a) - Class A (Food Products)	1,274	37,176
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	574	53,605
Balchem Corp. (Chemicals)	638	81,148
BancFirst Corp. (Banks)	181	12,581
Berkshire Hills Bancorp, Inc. (Banks)	323	7,167
Big Lots, Inc. (Multiline Retail)	665	45,845
Blucora, Inc.* (Capital Markets)	418	6,017
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	375	12,409
Boot Barn Holdings, Inc.* (Specialty Retail)	342	24,125
Bottomline Technologies, Inc.* (Software)	460	22,338
Brady Corp. - Class A (Commercial Services & Supplies)	373	20,355
Brightsphere Investment Group, Inc. (Capital Markets)	1,173	26,404
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	484	32,491
CalAmp Corp.* (Communications Equipment)	276	3,795
Calavo Growers, Inc. (Food Products)	134	10,469
California Water Service Group (Water Utilities)	584	34,310
Callaway Golf Co. (Leisure Products)	1,076	31,150
Cal-Maine Foods, Inc. (Food Products)	434	16,214
Cara Therapeutics, Inc.* (Biotechnology)	566	7,330
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	404	16,289
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	964	23,310
Cavco Industries, Inc.* (Household Durables)	99	20,734
Celsius Holdings, Inc.* (Beverages)	529	30,312
Centerspace (Equity Real Estate Investment Trusts)	145	10,207
Central Garden & Pet Co.* (Household Products)	117	6,334
Central Garden & Pet Co.* - Class A (Household Products)	472	23,255
Century Aluminum Co.* (Metals & Mining)	596	9,333
Century Communities, Inc.* (Household Durables)	572	42,294
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	449	24,893
Chart Industries, Inc.* (Machinery)	701	112,601
Chesapeake Utilities Corp. (Gas Utilities)	176	20,860
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	1,003	15,476
CIRCOR International, Inc.* (Machinery)	141	4,846
City Holding Co. (Banks)	142	10,991
Coca-Cola Consolidated, Inc. (Beverages)	40	11,730
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	527	39,794
Coherus Biosciences, Inc.* (Biotechnology)	1,263	18,692
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	930	37,209
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	685	15,276
Comfort Systems USA, Inc. (Construction & Engineering)	713	58,722
Community Bank System, Inc. (Banks)	498	38,660
Community Health Systems, Inc.* (Health Care Providers & Services)	2,398	26,738

Small-Cap Growth ProFund :: Summary Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	444	$22,608
Computer Programs & Systems, Inc. (Health Care Technology)	117	3,512
CONMED Corp. (Health Care Equipment & Supplies)	319	44,963
Corcept Therapeutics, Inc.* (Pharmaceuticals)	2,081	47,426
Core Laboratories N.V. (Energy Equipment & Services)	352	9,919
CorVel Corp.* (Health Care Providers & Services)	115	13,456
Covetrus, Inc.* (Health Care Providers & Services)	1,174	33,635
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	1,289	129,055
CryoLife, Inc.* (Health Care Equipment & Supplies)	407	11,876
CSG Systems International, Inc. (IT Services)	323	14,855
CTS Corp. (Electronic Equipment, Instruments & Components)	337	10,959
Cubic Corp. (Aerospace & Defense)	319	23,874
Cutera, Inc.* (Health Care Equipment & Supplies)	154	4,625
CVB Financial Corp. (Banks)	1,033	21,910
Cytokinetics, Inc.* (Biotechnology)	1,402	35,667
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	724	10,867
Digi International, Inc.* (Communications Equipment)	378	6,755
Dine Brands Global, Inc.* (Hotels, Restaurants & Leisure)	329	31,798
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	830	63,752
DMC Global, Inc.* (Machinery)	304	16,416
Donnelley Financial Solutions, Inc.* (Capital Markets)	258	7,884
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	307	4,080
Dorman Products, Inc.* (Auto Components)	566	56,136
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	225	3,125
Eagle Pharmaceuticals, Inc.* (Biotechnology)	82	3,348
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	697	14,937
Ebix, Inc. (Software)	465	14,001
Echo Global Logistics, Inc.* (Air Freight & Logistics)	266	8,698
eHealth, Inc.* (Insurance)	511	36,148
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	194	3,286
elf Beauty, Inc.* (Personal Products)	393	11,888
Enanta Pharmaceuticals, Inc.* (Biotechnology)	148	7,510
Endo International PLC* (Pharmaceuticals)	2,766	15,849
Enerpac Tool Group Corp. (Machinery)	485	12,901
ESCO Technologies, Inc. (Machinery)	304	33,063
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	2,243	58,744
EVERTEC, Inc. (IT Services)	1,179	47,042
ExlService Holdings, Inc.* (IT Services)	660	60,970
Exponent, Inc. (Professional Services)	1,022	98,450
Extreme Networks, Inc.* (Communications Equipment)	1,069	12,165
Fabrinet* (Electronic Equipment, Instruments & Components)	451	38,615
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	205	15,548
Federal Signal Corp. (Machinery)	1,194	49,467
Ferro Corp.* (Chemicals)	568	9,463
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	561	26,109
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,532	59,978
Forrester Research, Inc.* (Professional Services)	216	9,385
Forward Air Corp. (Air Freight & Logistics)	540	47,677
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	498	6,424
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	840	24,251
Franklin Electric Co., Inc. (Machinery)	756	61,439
Fulgent Genetics, Inc.*(a) (Health Care Providers & Services)	346	26,649
FutureFuel Corp. (Chemicals)	213	2,705
GameStop Corp.*(a) - Class A (Specialty Retail)	506	87,836
GCP Applied Technologies, Inc.* (Chemicals)	494	12,691
Gentherm, Inc.* (Auto Components)	429	30,545
Getty Realty Corp. (Equity Real Estate Investment Trusts)	340	10,737
Gibraltar Industries, Inc.* (Building Products)	641	58,883
Glaukos Corp.* (Health Care Equipment & Supplies)	577	54,330
Great Western Bancorp, Inc. (Banks)	368	12,162
Green Dot Corp.* - Class A (Consumer Finance)	1,064	48,689
Greenhill & Co., Inc. (Capital Markets)	173	2,626
H.B. Fuller Co. (Chemicals)	524	35,014
Hanger, Inc.* (Health Care Providers & Services)	460	11,468
Harmonic, Inc.* (Communications Equipment)	950	7,429
Haverty Furniture Cos., Inc. (Specialty Retail)	147	6,831
Hawkins, Inc. (Chemicals)	204	6,803
HCI Group, Inc. (Insurance)	123	9,031
HealthStream, Inc.* (Health Care Technology)	191	4,615
Heartland Express, Inc. (Road & Rail)	471	8,756
Heska Corp.* (Health Care Equipment & Supplies)	195	35,617
Hibbett Sports, Inc.* (Specialty Retail)	328	26,060
Hillenbrand, Inc. (Machinery)	976	47,912

Small-Cap Growth ProFund :: Summary Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Hilltop Holdings, Inc. (Banks)	447	$15,734
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	276	15,393
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	982	16,537
Independent Bank Corp. (Banks)	235	19,247
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	578	14,334
Innospec, Inc. (Chemicals)	184	17,923
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	471	86,254
Innoviva, Inc.* (Pharmaceuticals)	1,237	14,164
Inogen, Inc.* (Health Care Equipment & Supplies)	154	10,070
Installed Building Products, Inc. (Household Durables)	443	59,650
Insteel Industries, Inc. (Building Products)	156	5,948
Integer Holdings Corp.* (Health Care Equipment & Supplies)	260	24,409
Inter Parfums, Inc. (Personal Products)	154	11,334
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,679	6,548
iRobot Corp.* (Household Durables)	554	60,275
Itron, Inc.* (Electronic Equipment, Instruments & Components)	454	40,833
J & J Snack Foods Corp. (Food Products)	127	20,905
James River Group Holdings, Ltd. (Insurance)	243	11,448
John Bean Technologies Corp. (Machinery)	380	55,244
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	418	26,263
Korn Ferry (Professional Services)	426	28,921
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	600	34,110
La-Z-Boy, Inc. (Household Durables)	467	20,763
LCI Industries (Auto Components)	495	72,517
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	331	17,368
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,968	24,088
LGI Homes, Inc.* (Household Durables)	433	71,782
Lindsay Corp. (Machinery)	128	21,220
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	349	6,258
Livent Corp.* (Chemicals)	2,889	52,060
LivePerson, Inc.* (Software)	1,241	67,821
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	302	12,844
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	570	13,663
Luminex Corp. (Life Sciences Tools & Services)	855	31,370
Lydall, Inc.* (Machinery)	156	5,749
M.D.C Holdings, Inc. (Household Durables)	642	37,660
ManTech International Corp. - Class A (IT Services)	367	31,323
Marcus & Millichap, Inc.* (Real Estate Management & Development)	217	7,664
MarineMax, Inc.* (Specialty Retail)	436	24,765
Marten Transport, Ltd. (Road & Rail)	1,155	19,312
Matador Resources Co. (Oil, Gas & Consumable Fuels)	931	24,495
Materion Corp. (Metals & Mining)	153	10,834
Matson, Inc. (Marine)	855	55,857
MAX Holdings, Inc. (Real Estate Management & Development)	156	5,730
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	1,336	48,083
Medifast, Inc. (Personal Products)	232	52,685
MEDNAX, Inc.* (Health Care Providers & Services)	657	17,292
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	851	16,663
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	967	61,501
Meritage Homes Corp.* (Household Durables)	740	78,728
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	96	23,870
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	356	17,537
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	310	13,928
MGP Ingredients, Inc. (Beverages)	138	8,294
MicroStrategy, Inc.* - Class A (Software)	150	98,575
ModivCare, Inc.* (Health Care Providers & Services)	243	34,039
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	130	9,803
Moog, Inc. - Class A (Aerospace & Defense)	218	18,868
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	1,392	47,996
Mueller Industries, Inc. (Machinery)	449	20,147
Myers Industries, Inc. (Containers & Packaging)	275	6,204
MYR Group, Inc.* (Construction & Engineering)	184	14,334
National Bank Holdings Corp. (Banks)	379	15,122
National Beverage Corp. (Beverages)	460	22,351
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	774	35,171
NeoGenomics, Inc.* (Life Sciences Tools & Services)	2,305	112,922
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	254	12,741
NextGen Healthcare, Inc.* (Health Care Technology)	516	9,448
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	1,680	43,411
Omnicell, Inc.* (Health Care Technology)	848	122,977
OneSpan, Inc.* (Software)	668	17,909
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	963	65,985
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	906	8,290

Small-Cap Growth ProFund :: Summary Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	138	$6,120
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	175	16,900
Owens & Minor, Inc. (Health Care Providers & Services)	752	27,140
Pacira BioSciences, Inc.* (Pharmaceuticals)	865	54,651
Palomar Holdings, Inc.* (Insurance)	429	30,184
Park Aerospace Corp. (Aerospace & Defense)	144	1,943
Park National Corp. (Banks)	156	19,514
Patrick Industries, Inc. (Building Products)	436	39,066
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	353	6,259
Perdoceo Education Corp.* (Diversified Consumer Services)	606	7,066
Perficient, Inc.* (IT Services)	650	42,647
PetMed Express, Inc. (Internet & Direct Marketing Retail)	400	11,770
PGT Innovations, Inc.* (Building Products)	1,171	30,832
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	612	7,772
Piper Sandler Cos. (Capital Markets)	169	19,602
Plantronics, Inc.* (Communications Equipment)	480	19,195
Plexus Corp.* (Electronic Equipment, Instruments & Components)	324	29,951
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,185	98,130
PRA Group, Inc.* (Consumer Finance)	899	33,874
PriceSmart, Inc. (Food & Staples Retailing)	202	16,976
Progress Software Corp. (Software)	567	24,755
Proto Labs, Inc.* (Machinery)	544	60,960
Quaker Chemical Corp. (Chemicals)	260	63,011
QuinStreet, Inc.* (Interactive Media & Services)	966	19,581
R1 RCM, Inc.* (Health Care Providers & Services)	2,417	65,935
RadNet, Inc.* (Health Care Providers & Services)	414	9,249
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	924	17,538
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	2,903	28,507
Raven Industries, Inc. (Industrial Conglomerates)	296	12,024
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	815	9,055
REGENXBIO, Inc.* (Biotechnology)	687	23,832
Regis Corp.* (Diversified Consumer Services)	167	2,161
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	874	48,525
Rent-A-Center, Inc. (Specialty Retail)	966	55,593
Rogers Corp.* (Electronic Equipment, Instruments & Components)	195	38,189
Ruth's Hospitality Group, Inc.* (Hotels, Restaurants & Leisure)	232	6,058
Safehold, Inc. (Equity Real Estate Investment Trusts)	282	19,940
Saia, Inc.* (Road & Rail)	519	121,705
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	105	4,534
Select Medical Holdings Corp.* (Health Care Providers & Services)	1,085	40,926
ServisFirst Bancshares, Inc. (Banks)	926	58,561
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	714	77,647
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	640	30,246
Shutterstock, Inc. (Internet & Direct Marketing Retail)	435	37,923
Simulations Plus, Inc. (Health Care Technology)	299	18,879
Sleep Number Corp.* (Specialty Retail)	501	56,057
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	7,268	31,034
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,577	4,904
SPS Commerce, Inc.* (Software)	702	71,913
SPX Corp.* (Machinery)	515	31,240
SPX FLOW, Inc. (Machinery)	316	21,042
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	364	74,755
Stepan Co. (Chemicals)	228	29,790
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	595	24,199
StoneX Group, Inc.* (Capital Markets)	325	20,644
Sturm Ruger & Co., Inc. (Leisure Products)	213	13,832
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,043	31,759
Surmodics, Inc.* (Health Care Equipment & Supplies)	174	9,307
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	442	21,022
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	384	22,003
Tanger Factory Outlet Centers, Inc.(a) (Equity Real Estate Investment Trusts)	645	11,255
TechTarget, Inc.* (Media)	467	35,819
Tennant Co. (Machinery)	168	13,257
The Buckle, Inc. (Specialty Retail)	231	9,688
The Cheesecake Factory, Inc.* (Hotels, Restaurants & Leisure)	293	18,339
The Ensign Group, Inc. (Health Care Providers & Services)	1,013	86,965
The Pennant Group, Inc.* (Health Care Providers & Services)	501	20,250
The Simply Good Foods Co.* (Food Products)	748	25,844
The St Joe Co. (Real Estate Management & Development)	615	28,161
Titan International, Inc.* (Machinery)	445	4,802
Tivity Health, Inc.* (Health Care Providers & Services)	494	11,945
Triumph Bancorp, Inc.* (Banks)	445	39,440

Small-Cap Growth ProFund :: Summary Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Triumph Group, Inc.* (Aerospace & Defense)	361	$6,108
Trupanion, Inc.* (Insurance)	651	52,796
TTEC Holdings, Inc. (IT Services)	361	36,725
Tupperware Brands Corp.* (Household Durables)	969	23,615
U.S. Ecology, Inc.* (Commercial Services & Supplies)	242	10,275
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	139	15,631
UFP Industries, Inc. (Building Products)	615	51,685
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	864	44,124
UniFirst Corp. (Commercial Services & Supplies)	156	34,974
Unisys Corp.* (IT Services)	547	13,128
United Natural Foods, Inc.* (Food & Staples Retailing)	585	21,563
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	2,937	33,482
Universal Electronics, Inc.* (Household Durables)	112	6,367
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	116	7,766
USANA Health Sciences, Inc.* (Personal Products)	149	13,409
Vanda Pharmaceuticals, Inc.* (Biotechnology)	551	9,147
Vector Group, Ltd. (Tobacco)	1,261	16,456
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	538	12,379
Vericel Corp.* (Biotechnology)	906	56,552
Viad Corp.* (Commercial Services & Supplies)	167	6,957
Viavi Solutions, Inc.* (Communications Equipment)	4,506	73,718
Vicor Corp.* (Electrical Equipment)	418	38,552
Virtus Investment Partners, Inc. (Capital Markets)	141	38,559
Vista Outdoor, Inc.* (Leisure Products)	1,149	37,469
Vonage Holdings Corp.* (Diversified Telecommunication Services)	4,615	62,533
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	577	63,960
Watts Water Technologies, Inc. - Class A (Machinery)	353	43,966
WD-40 Co. (Household Products)	268	66,663
Westamerica Bancorp (Banks)	243	15,406
Winnebago Industries, Inc. (Automobiles)	339	27,103
WisdomTree Investments, Inc. (Capital Markets)	926	6,283
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	617	25,741
World Acceptance Corp.* (Consumer Finance)	53	6,929
Xencor, Inc.* (Biotechnology)	1,142	48,604
Xperi Holding Corp. (Software)	1,301	26,736
Zumiez, Inc.* (Specialty Retail)	230	9,883
Zynex, Inc.*(a) (Health Care Equipment & Supplies)	385	5,686
TOTAL COMMON STOCKS
(Cost $5,077,791)		9,604,476

Repurchase Agreements(b) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $37,000	$37,000	$37,000
TOTAL REPURCHASE AGREEMENTS
(Cost $37,000)		37,000

Collateral for Securities Loaned(c) (1.6%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.05%(d)	154,233	$154,233
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $154,233)		154,233
TOTAL INVESTMENT SECURITIES
(Cost $5,269,024) - 102.0%		9,795,709
Net other assets (liabilities) - (2.0)%		(190,271)
NET ASSETS - 100.0%		$9,605,438

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2021. The total value of securities on loan as of April 30, 2021 was $147,917.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at April 30, 2021.
(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2021.

Small-Cap Growth ProFund :: Summary Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Small-Cap Growth ProFund invested in the following industries as of April 30, 2021:

	Value	% of Net Assets
Aerospace & Defense	$129,477	1.3%
Air Freight & Logistics	56,375	0.6%
Airlines	26,873	0.3%
Auto Components	159,198	1.7%
Automobiles	27,103	0.3%
Banks	286,495	3.0%
Beverages	72,687	0.8%
Biotechnology	215,586	2.2%
Building Products	256,741	2.7%
Capital Markets	144,915	1.5%
Chemicals	315,296	3.3%
Commercial Services & Supplies	72,561	0.8%
Communications Equipment	123,057	1.3%
Construction & Engineering	103,985	1.1%
Consumer Finance	89,492	0.9%
Containers & Packaging	6,204	0.1%
Diversified Consumer Services	15,441	0.2%
Diversified Telecommunication Services	117,803	1.2%
Electrical Equipment	53,239	0.5%
Electronic Equipment, Instruments & Components	292,102	3.0%
Energy Equipment & Services	9,919	0.1%
Equity Real Estate Investment Trusts	429,111	4.5%
Food & Staples Retailing	38,539	0.4%
Food Products	110,608	1.1%
Gas Utilities	20,860	0.2%
Health Care Equipment & Supplies	360,025	3.7%
Health Care Providers & Services	519,027	5.4%
Health Care Technology	223,367	2.3%
Hotels, Restaurants & Leisure	179,422	1.9%
Household Durables	421,868	4.4%
Household Products	96,252	1.0%
Industrial Conglomerates	12,024	0.1%
Insurance	153,608	1.6%
Interactive Media & Services	19,581	0.2%
Internet & Direct Marketing Retail	130,706	1.4%
IT Services	246,690	2.6%
Leisure Products	82,451	0.9%
Life Sciences Tools & Services	144,292	1.5%
Machinery	694,162	7.1%
Marine	55,857	0.6%
Media	35,819	0.4%
Metals & Mining	51,084	0.5%
Mortgage Real Estate Investment Trusts	15,603	0.2%
Multiline Retail	45,845	0.5%
Oil, Gas & Consumable Fuels	149,050	1.5%
Personal Products	89,316	0.9%
Pharmaceuticals	189,531	2.0%
Professional Services	136,756	1.4%
Real Estate Management & Development	100,299	1.0%
Road & Rail	149,773	1.6%
Semiconductors & Semiconductor Equipment	639,844	6.7%
Software	513,539	5.3%
Specialty Retail	326,266	3.4%
Technology Hardware, Storage & Peripherals	35,638	0.4%
Textiles, Apparel & Luxury Goods	211,682	2.2%
Thrifts & Mortgage Finance	244,705	2.5%
Tobacco	16,456	0.2%
Trading Companies & Distributors	44,673	0.5%
Water Utilities	65,352	0.7%
Wireless Telecommunication Services	30,246	0.3%
Other **	962	NM
Total	$9,605,438	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Small-Cap ProFund:: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks (32.2%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	32	$1,023
1Life Healthcare, Inc.* (Health Care Providers & Services)	98	4,264
1st Constitution Bancorp (Banks)	11	211
1st Source Corp. (Banks)	20	952
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	151	3,253
4D Molecular Therapeutics, Inc.* (Biotechnology)	10	387
89bio, Inc.* (Biotechnology)	10	263
8x8, Inc.* (Software)	133	4,374
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	9	477
A10 Networks, Inc.* (Software)	75	651
AAON, Inc. (Building Products)	51	3,336
AAR Corp.* (Aerospace & Defense)	42	1,690
Aaron's Co., Inc. (The) (Specialty Retail)	42	1,297
Abeona Therapeutics, Inc.* (Biotechnology)	75	133
Abercrombie & Fitch Co.* - Class A (Specialty Retail)	78	2,924
ABM Industries, Inc. (Commercial Services & Supplies)	84	4,318
Acacia Research Corp.* (Professional Services)	59	359
Academy Sports & Outdoors, Inc.* (Leisure Products)	37	1,140
Acadia Realty Trust (Equity Real Estate Investment Trusts)	106	2,214
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	63	816
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	41	300
ACCO Brands Corp. (Commercial Services & Supplies)	115	987
Accolade, Inc.* (Health Care Technology)	40	2,006
Accuray, Inc.* (Health Care Equipment & Supplies)	115	541
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	126	164
ACI Worldwide, Inc.* (Software)	143	5,403
ACNB Corp. (Banks)	11	303
Acushnet Holdings Corp. (Leisure Products)	43	1,819
Acutus Medical, Inc.* (Health Care Equipment & Supplies)	18	246
Adams Resources & Energy, Inc. (Oil, Gas & Consumable Fuels)	3	80
AdaptHealth Corp.* (Health Care Providers & Services)	94	2,732
Addus Homecare Corp.* (Health Care Providers & Services)	19	2,010
Adient PLC* (Auto Components)	118	5,468
ADMA Biologics, Inc.* (Biotechnology)	82	161
Adtalem Global Education, Inc.* (Diversified Consumer Services)	63	2,161
ADTRAN, Inc. (Communications Equipment)	60	1,025
Advanced Drainage Systems, Inc. (Building Products)	70	7,816
Advanced Emissions Solutions, Inc.* (Chemicals)	20	94
Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment)	47	5,185
AdvanSix, Inc.* (Chemicals)	34	989
Adverum Biotechnologies, Inc.* (Biotechnology)	111	433
Aegion Corp.* (Construction & Engineering)	38	1,144
Aeglea BioTherapeutics, Inc.* (Biotechnology)	56	436
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	46	788
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	90	4,204
AeroVironment, Inc.* (Aerospace & Defense)	27	2,980
Affimed NV* (Biotechnology)	141	1,507
Agenus, Inc.* (Biotechnology)	196	606
Agile Therapeutics, Inc.* (Pharmaceuticals)	85	157
Agilysys, Inc.* (Software)	24	1,210
Agree Realty Corp. (Equity Real Estate Investment Trusts)	78	5,488
Agrify Corp.* (Machinery)	8	86
AgroFresh Solutions, Inc.* (Chemicals)	38	81
Air Transport Services Group, Inc.* (Air Freight & Logistics)	73	1,921
Akebia Therapeutics, Inc.* (Biotechnology)	179	571
Akerna Corp.* (Professional Services)	25	106
Akero Therapeutics, Inc.* (Biotechnology)	17	524
Akouos, Inc.* (Biotechnology)	31	441
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	45	505
Alamo Group, Inc. (Machinery)	12	1,887
Alarm.com Holdings, Inc.* (Software)	59	5,296
Alaska Communications Systems Group, Inc.* (Diversified Telecommunication Services)	65	215
Albany International Corp. - Class A (Machinery)	38	3,391
Albireo Pharma, Inc.* (Biotechnology)	21	674
Alcoa Corp.* (Metals & Mining)	234	8,574
Alector, Inc.* (Biotechnology)	58	1,131
Alerus Financial Corp. (Diversified Financial Services)	18	518
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	91	1,668
Alexander's, Inc. (Equity Real Estate Investment Trusts)	3	832
Alico, Inc. (Food Products)	7	210
Aligos Therapeutics, Inc.* (Biotechnology)	13	334
Allakos, Inc.* (Biotechnology)	33	3,601
Allegheny Technologies, Inc.* (Metals & Mining)	158	3,675
Allegiance Bancshares, Inc. (Banks)	24	950
Allegiant Travel Co.* (Airlines)	16	3,772
ALLETE, Inc. (Electric Utilities)	65	4,573
Allied Motion Technologies, Inc. (Electrical Equipment)	9	468
Allogene Therapeutics, Inc.* (Biotechnology)	67	2,072
Allovir, Inc.* (Biotechnology)	37	874

Small-Cap ProFund:: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	196	$3,050
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	26	809
Alpha Pro Tech, Ltd.* (Building Products)	15	134
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	69	1,103
Alpine Income Property Trust, Inc. (Equity Real Estate Investment Trusts)	8	146
Alset EHome International, Inc.* (Real Estate Management & Development)	3	32
Alta Equipment Group, Inc.* (Trading Companies & Distributors)	22	283
Altabancorp (Banks)	20	835
Altair Engineering, Inc.* - Class A (Software)	54	3,510
Altisource Portfolio Solutions S.A.* (Real Estate Management & Development)	6	38
Altra Industrial Motion Corp. (Machinery)	80	4,721
ALX Oncology Holdings, Inc.* (Biotechnology)	22	1,379
Amalgamated Financial Corp. (Banks)	16	258
A-Mark Precious Metals, Inc. (Diversified Financial Services)	6	224
Ambac Financial Group, Inc.* (Insurance)	57	978
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	42	4,095
AMC Entertainment Holdings, Inc.*(a) - Class A (Entertainment)	473	4,744
AMC Networks, Inc.* - Class A (Media)	35	1,760
Amerant Bancorp, Inc.* (Banks)	28	531
Ameresco, Inc.* - Class A (Construction & Engineering)	31	1,636
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	63	2,208
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	140	1,299
American Eagle Outfitters, Inc. (Specialty Retail)	188	6,499
American Equity Investment Life Holding Co. (Insurance)	113	3,501
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	136	1,361
American National Bankshares, Inc. (Banks)	13	442
American Outdoor Brands, Inc.* (Leisure Products)	17	439
American Public Education, Inc.* (Diversified Consumer Services)	18	548
American Realty Investors, Inc.* (Real Estate Management & Development)	1	8
American Software, Inc. - Class A (Software)	38	786
American States Water Co. (Water Utilities)	46	3,643
American Superconductor Corp.* (Electrical Equipment)	34	560
American Vanguard Corp. (Chemicals)	36	712
American Woodmark Corp.* (Building Products)	21	2,089
America's Car-Mart, Inc.* (Specialty Retail)	8	1,207
Ameris Bancorp (Banks)	83	4,489
AMERISAFE, Inc. (Insurance)	24	1,490
Ames National Corp. (Banks)	11	278
Amicus Therapeutics, Inc.* (Biotechnology)	321	3,159
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	125	2,528
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	58	4,599
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	124	683
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	45	783
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	133	1,936
AnaptysBio, Inc.* (Biotechnology)	27	630
Anavex Life Sciences Corp.* (Biotechnology)	73	882
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	46	1,118
Angion Biomedica Corp.* (Pharmaceuticals)	7	99
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	12	399
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	17	683
Annexon, Inc.* (Biotechnology)	33	658
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	205	777
Anterix, Inc.* (Diversified Telecommunication Services)	14	662
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	303	2,733
Apellis Pharmaceuticals, Inc.* (Biotechnology)	75	3,800
API Group Corp.* (Construction & Engineering)	175	3,721
Apogee Enterprises, Inc. (Building Products)	32	1,124
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	176	2,677
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	25	742
Appfolio, Inc.* (Software)	20	2,893
Appian Corp.* (Software)	44	5,332
Applied Genetic Technologies Corp.* (Biotechnology)	53	224
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	48	4,592
Applied Molecular Transport, Inc.* (Biotechnology)	28	1,610
Applied Optoelectronics, Inc.* (Communications Equipment)	27	200
Applied Therapeutics, Inc.* (Biotechnology)	19	352
Aprea Therapeutics, Inc.* (Biotechnology)	9	42
Apria, Inc.* (Health Care Providers & Services)	9	270
Aptinyx, Inc.* (Biotechnology)	43	115
Apyx Medical Corp.* (Health Care Equipment & Supplies)	42	425
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	25	102

Small-Cap ProFund:: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Aravive, Inc.* (Biotechnology)	15	$79
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	144	2,546
ArcBest Corp. (Road & Rail)	31	2,256
Arch Resources, Inc.* (Oil, Gas & Consumable Fuels)	19	844
Archrock, Inc. (Energy Equipment & Services)	162	1,513
Arconic Corp.* (Metals & Mining)	124	3,546
Arcosa, Inc. (Construction & Engineering)	61	3,678
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	25	917
Arcus Biosciences, Inc.* (Biotechnology)	53	1,789
Arcutis Biotherapeutics, Inc.* (Biotechnology)	29	972
Ardelyx, Inc.* (Biotechnology)	92	673
Ardmore Shipping Corp.* (Oil, Gas & Consumable Fuels)	42	165
Arena Pharmaceuticals, Inc.* (Biotechnology)	73	5,010
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	38	561
Argan, Inc. (Construction & Engineering)	18	903
Argo Group International Holdings, Ltd. (Insurance)	40	2,087
Arlington Asset Investment Corp.* - Class A (Capital Markets)	41	168
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	99	607
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	72	981
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	80	994
Arrow Financial Corp. (Banks)	17	601
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	128	9,312
Artesian Resources Corp. - Class A (Water Utilities)	10	405
Artisan Partners Asset Management, Inc. (Capital Markets)	71	3,615
Arvinas, Inc.* (Pharmaceuticals)	45	3,102
Asbury Automotive Group, Inc.* (Specialty Retail)	24	4,767
ASGN, Inc.* (Professional Services)	63	6,627
Aspen Aerogels, Inc.* (Energy Equipment & Services)	26	474
Aspen Group, Inc.* (Diversified Consumer Services)	28	134
Aspira Women's Health, Inc.*(a) (Health Care Equipment & Supplies)	106	606
Assembly Biosciences, Inc.* (Pharmaceuticals)	38	163
Assetmark Financial Holdings, Inc.* (Capital Markets)	20	450
Associated Capital Group, Inc. - Class A (Capital Markets)	2	71
Astec Industries, Inc. (Machinery)	28	2,100
Astronics Corp.* (Aerospace & Defense)	30	522
Asure Software, Inc.* (Software)	20	160
At Home Group, Inc.* (Specialty Retail)	68	2,147
Atara Biotherapeutics, Inc.* (Biotechnology)	100	1,406
Atea Pharmaceuticals, Inc.* (Biotechnology)	18	445
Athenex, Inc.* (Biotechnology)	88	353
Athersys, Inc.* (Biotechnology)	216	361
Athira Pharma, Inc.* (Pharmaceuticals)	17	335
Atkore, Inc.* (Electrical Equipment)	58	4,540
Atlantic Capital Bancshares, Inc.* (Banks)	25	669
Atlantic Power Corp.* (Independent Power and Renewable Electricity Producers)	109	330
Atlantic Union Bankshares (Banks)	97	3,751
Atlanticus Holdings Corp.* (Consumer Finance)	6	188
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	32	2,173
ATN International, Inc. (Diversified Telecommunication Services)	14	638
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	23	383
Atreca, Inc.* - Class A (Biotechnology)	36	430
AtriCure, Inc.* (Health Care Equipment & Supplies)	55	4,239
Atrion Corp. (Health Care Equipment & Supplies)	2	1,277
Auburn National BanCorp, Inc. (Banks)	3	107
Avalon GloboCare Corp.* (Health Care Providers & Services)	25	26
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	59	2,549
Avaya Holdings Corp.* - Class C (Software)	104	2,992
Avenue Therapeutics, Inc.* (Pharmaceuticals)	8	41
AVEO Pharmaceuticals, Inc.* (Biotechnology)	27	190
Avid Bioservices, Inc.* (Biotechnology)	75	1,605
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	39	887
Avidity Biosciences, Inc.* (Biotechnology)	38	891
Avient Corp. (Chemicals)	114	5,787
Avis Budget Group, Inc.* (Road & Rail)	66	5,914
Avista Corp. (Multi-Utilities)	86	3,958
Avrobio, Inc.* (Biotechnology)	44	514
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	42	1,744
Axcella Health, Inc.* (Biotechnology)	19	79
AxoGen, Inc.* (Health Care Equipment & Supplies)	46	861
Axonics Modulation Technologies, Inc.* (Health Care Equipment & Supplies)	38	2,391
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	71	3,206
Axsome Therapeutics, Inc.* (Pharmaceuticals)	35	2,116
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	49	483
Aytu BioPharma, Inc.* (Pharmaceuticals)	27	179
Aziyo Biologics, Inc.* - Class A (Biotechnology)	3	29
AZZ, Inc. (Electrical Equipment)	32	1,684

Small-Cap ProFund:: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
B Riley Financial, Inc. (Capital Markets)	25	$1,782
B&G Foods, Inc.(a) - Class A (Food Products)	80	2,334
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	36	3,362
Balchem Corp. (Chemicals)	40	5,088
Bally's Corp.* (Hotels, Restaurants & Leisure)	22	1,275
Banc of California, Inc. (Banks)	56	1,002
BancFirst Corp. (Banks)	23	1,599
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	39	575
BancorpSouth Bank (Banks)	124	3,669
Bandwidth, Inc.* (Diversified Telecommunication Services)	24	3,173
Bank First Corp. (Banks)	8	579
Bank of Commerce Holdings (Banks)	20	258
Bank of Marin Bancorp (Banks)	17	602
Bank7 Corp. (Thrifts & Mortgage Finance)	3	53
BankFinancial Corp. (Thrifts & Mortgage Finance)	17	177
BankUnited, Inc. (Banks)	115	5,359
Bankwell Financial Group, Inc. (Banks)	8	216
Banner Corp. (Banks)	43	2,444
Bar Harbor Bankshares (Banks)	18	516
Barnes Group, Inc. (Machinery)	59	2,945
Barrett Business Services, Inc. (Professional Services)	9	660
BayCom Corp.* (Banks)	13	235
BCB Bancorp, Inc. (Banks)	18	248
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	68	3,830
Beam Therapeutics, Inc.* (Biotechnology)	50	4,100
Beazer Homes USA, Inc.* (Household Durables)	36	803
Bed Bath & Beyond, Inc.* (Specialty Retail)	152	3,849
Bel Fuse, Inc. - Class B (Electronic Equipment, Instruments & Components)	13	259
Belden, Inc. (Electronic Equipment, Instruments & Components)	55	2,380
Bellerophon Therapeutics, Inc.* (Health Care Equipment & Supplies)	6	26
BellRing Brands, Inc.* - Class A (Personal Products)	50	1,290
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	46	1,381
Benefitfocus, Inc.* (Software)	36	487
Berkshire Hills Bancorp, Inc. (Banks)	56	1,243
Berry Corp. (Oil, Gas & Consumable Fuels)	84	513
Beyond Air, Inc.* (Health Care Equipment & Supplies)	21	129
Beyondspring, Inc.* (Biotechnology)	24	259
BGC Partners, Inc. - Class A (Capital Markets)	386	2,046
BGSF, Inc. (Professional Services)	12	168
Big Lots, Inc. (Multiline Retail)	46	3,171
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	1	133
BioAtla, Inc.* (Biotechnology)	14	694
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	220	2,560
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	112	388
Biodesix, Inc.* (Health Care Providers & Services)	4	65
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	60	4,506
Biolife Solutions, Inc.* (Health Care Equipment & Supplies)	18	628
BioSig Technologies, Inc.* (Health Care Equipment & Supplies)	31	106
Bioventus, Inc.* - Class A (Health Care Equipment & Supplies)	10	144
Bioxcel Therapeutics, Inc.* (Biotechnology)	16	544
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	28	1,708
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	171	7,639
Black Diamond Therapeutics, Inc.* (Biotechnology)	23	613
Black Hills Corp. (Multi-Utilities)	78	5,380
Blackbaud, Inc.* (Software)	61	4,338
Blackline, Inc.* (Software)	64	7,428
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	174	5,654
Bloom Energy Corp.* (Electrical Equipment)	111	2,883
Bloomin' Brands, Inc.* (Hotels, Restaurants & Leisure)	109	3,444
Blucora, Inc.* (Capital Markets)	60	864
Blue Bird Corp.* (Machinery)	19	512
Bluegreen Vacations Corp. (Hotels, Restaurants & Leisure)	6	56
Bluegreen Vacations Holding Corp.* (Hotels, Restaurants & Leisure)	16	296
Blueprint Medicines Corp.* (Biotechnology)	69	6,645
Bluerock Residential Growth REIT, Inc. (Equity Real Estate Investment Trusts)	28	265
BM Technologies, Inc.* (IT Services)	3	29
Bogota Financial Corp.* (Thrifts & Mortgage Finance)	7	69
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	55	768
Boise Cascade Co. (Paper & Forest Products)	49	3,269
Bolt Biotherapeutics, Inc.* (Biotechnology)	16	358
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	26	860
Boot Barn Holdings, Inc.* (Specialty Retail)	36	2,539
Boston Omaha Corp.* - Class A (Media)	16	448
Boston Private Financial Holdings, Inc. (Banks)	102	1,501
Bottomline Technologies, Inc.* (Software)	55	2,671
Box, Inc.* - Class A (Software)	179	3,813
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	101	6,681
Brady Corp. - Class A (Commercial Services & Supplies)	59	3,220
BrainStorm Cell Therapeutics, Inc.* (Biotechnology)	38	132

Small-Cap ProFund:: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Bridgebio Pharma, Inc.* (Biotechnology)	117	$6,542
Bridgewater Bancshares, Inc.* (Thrifts & Mortgage Finance)	27	457
Bridgford Foods Corp.* (Food Products)	2	28
Brigham Minerals, Inc. (Oil, Gas & Consumable Fuels)	53	908
Brightcove, Inc.* (IT Services)	49	711
Brightsphere Investment Group, Inc. (Capital Markets)	77	1,733
BrightView Holdings, Inc.* (Commercial Services & Supplies)	51	914
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	57	3,826
Bristow Group, Inc.* (Energy Equipment & Services)	8	212
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts)	161	1,736
Broadstone Net Lease, Inc. (Equity Real Estate Investment Trusts)	44	888
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	229	1,498
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	40	2,881
Brookfield Renewable Corp. - Class A (Equity Real Estate Investment Trusts)	161	6,678
Brookline Bancorp, Inc. (Banks)	97	1,562
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	91	9,220
BRP Group, Inc.* - Class A (Insurance)	53	1,538
BRT Apartments Corp. (Equity Real Estate Investment Trusts)	13	245
Bryn Mawr Bank Corp. (Banks)	25	1,149
Builders FirstSource, Inc.* (Building Products)	254	12,363
Business First Bancshares, Inc. (Banks)	24	570
Byline Bancorp, Inc. (Banks)	30	681
C&F Financial Corp. (Banks)	4	169
C4 Therapeutics, Inc.* (Biotechnology)	13	430
Cabaletta Bio, Inc.* (Biotechnology)	16	178
Cactus, Inc. - Class A (Energy Equipment & Services)	59	1,759
Cadence Bancorp (Banks)	154	3,427
Cadiz, Inc.* (Water Utilities)	25	291
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	225	22,015
Caesarstone, Ltd. (Building Products)	28	391
CAI International, Inc. (Trading Companies & Distributors)	21	894
CalAmp Corp.* (Communications Equipment)	43	591
Calavo Growers, Inc. (Food Products)	21	1,641
Caledonia Mining Corp. PLC (Metals & Mining)	15	209
Caleres, Inc. (Specialty Retail)	45	1,049
California Bancorp, Inc.* (Banks)	9	158
California Water Service Group (Water Utilities)	62	3,643
Calithera Biosciences, Inc.* (Biotechnology)	82	178
Calix, Inc.* (Communications Equipment)	66	2,791
Callaway Golf Co. (Leisure Products)	117	3,387
Cal-Maine Foods, Inc. (Food Products)	46	1,719
Calyxt, Inc.* (Biotechnology)	13	65
Cambium Networks Corp.* (Communications Equipment)	10	600
Cambridge Bancorp (Banks)	8	700
Camden National Corp. (Banks)	18	859
Camping World Holdings, Inc. - Class A (Specialty Retail)	41	1,785
Cannae Holdings, Inc.* (Diversified Financial Services)	108	4,287
Cantel Medical Corp.* (Health Care Equipment & Supplies)	47	4,132
Capital Bancorp, Inc.* (Banks)	10	220
Capital City Bank Group, Inc. (Banks)	17	430
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	163	2,107
Capstar Financial Holdings, Inc. (Banks)	20	384
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	119	771
Cara Therapeutics, Inc.* (Biotechnology)	51	660
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	49	1,976
Cardlytics, Inc.* (Media)	37	5,089
Cardtronics PLC* - Class A (IT Services)	45	1,748
CareDx, Inc.* (Biotechnology)	63	4,981
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	119	2,877
Cargurus, Inc.* (Interactive Media & Services)	109	2,690
CarParts.com, Inc.* (Internet & Direct Marketing Retail)	43	743
Carpenter Technology Corp. (Metals & Mining)	59	2,234
Carriage Services, Inc. (Diversified Consumer Services)	21	781
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	44	259
Cars.com, Inc.* (Interactive Media & Services)	84	1,110
Carter Bankshares, Inc.* (Banks)	28	363
Casa Systems, Inc.* (Communications Equipment)	40	314
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	61	4,094
CASI Pharmaceuticals, Inc.* (Biotechnology)	82	147
Casper Sleep, Inc.* (Household Durables)	32	274
Cass Information Systems, Inc. (IT Services)	18	826
Cassava Sciences, Inc.* (Pharmaceuticals)	41	1,919
Castle Biosciences, Inc.* (Biotechnology)	18	1,243
Catabasis Pharmaceuticals, Inc.* (Biotechnology)	25	56
Catalyst Biosciences, Inc.* (Biotechnology)	38	192
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	121	554
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	61	709

Small-Cap ProFund:: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Cathay General Bancorp (Banks)	95	$3,846
Cavco Industries, Inc.* (Household Durables)	11	2,304
CB Financial Services, Inc. (Banks)	6	129
CBIZ, Inc.* (Professional Services)	64	2,150
CBTX, Inc. (Banks)	22	688
CECO Environmental Corp.* (Commercial Services & Supplies)	39	285
CEL-SCI Corp.*(a) (Biotechnology)	44	1,062
Celsius Holdings, Inc.* (Beverages)	45	2,579
Centerspace (Equity Real Estate Investment Trusts)	16	1,126
Centogene NV* (Biotechnology)	11	120
Central Garden & Pet Co.* (Household Products)	12	650
Central Garden & Pet Co.* - Class A (Household Products)	50	2,463
Central Pacific Financial Corp. (Banks)	34	916
Central Valley Community Bancorp (Banks)	13	255
Century Aluminum Co.* (Metals & Mining)	63	987
Century Bancorp, Inc. - Class A (Banks)	3	343
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	34	447
Century Communities, Inc.* (Household Durables)	36	2,662
Cerecor, Inc.* (Pharmaceuticals)	54	170
Cerence, Inc.* (Software)	47	4,531
Cerus Corp.* (Health Care Equipment & Supplies)	205	1,251
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	27	1,497
Champions Oncology, Inc.* (Life Sciences Tools & Services)	8	86
ChampionX Corp.* (Energy Equipment & Services)	232	4,873
ChannelAdvisor Corp.* (Software)	35	740
Chart Industries, Inc.* (Machinery)	45	7,228
Chase Corp. (Chemicals)	9	1,066
Chatham Lodging Trust* (Equity Real Estate Investment Trusts)	58	804
Checkmate Pharmaceuticals, Inc.* (Biotechnology)	11	80
Checkpoint Therapeutics, Inc.* (Biotechnology)	65	189
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	38	1,225
Chembio Diagnostics, Inc.*(a) (Health Care Equipment & Supplies)	25	100
ChemoCentryx, Inc.* (Biotechnology)	62	2,996
Chemung Financial Corp. (Banks)	4	170
Cherry Hill Mortgage Investment Corp. (Mortgage Real Estate Investment Trusts)	19	192
Chesapeake Utilities Corp. (Gas Utilities)	21	2,489
Chiasma, Inc.* (Pharmaceuticals)	63	188
Chico's FAS, Inc.* (Specialty Retail)	148	444
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	239	3,140
Chimerix, Inc.* (Biotechnology)	74	645
Chinook Therapeutics, Inc.* (Biotechnology)	17	305
ChoiceOne Financial Services, Inc. (Banks)	9	221
ChromaDex Corp.* (Life Sciences Tools & Services)	51	453
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	47	9,941
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	24	1,173
Cidara Therapeutics, Inc.* (Biotechnology)	45	100
CIM Commercial Trust Corp. (Equity Real Estate Investment Trusts)	14	157
Cimpress PLC* (Commercial Services & Supplies)	22	2,096
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	63	972
Cinemark Holdings, Inc.* (Entertainment)	133	2,820
CIRCOR International, Inc.* (Machinery)	25	859
CIT Group, Inc. (Banks)	123	6,554
Citi Trends, Inc.* (Specialty Retail)	12	1,255
Citizens & Northern Corp. (Banks)	17	420
Citizens Holding Co. (Banks)	6	115
Citizens, Inc.* (Insurance)	62	362
City Holding Co. (Banks)	19	1,471
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	53	579
Civista Bancshares, Inc. (Banks)	20	463
Clarus Corp. (Leisure Products)	30	558
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	162	1,782
Clearfield, Inc.* (Communications Equipment)	14	481
Clearwater Paper Corp.* (Paper & Forest Products)	20	669
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	43	1,143
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	102	2,926
Cleveland-Cliffs, Inc.* (Metals & Mining)	560	10,003
Clipper Realty, Inc. (Equity Real Estate Investment Trusts)	19	156
Cloudera, Inc.* (Software)	256	3,249
Clovis Oncology, Inc.*(a) (Biotechnology)	103	612
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	36	6,603
CNB Financial Corp. (Banks)	18	458
CNO Financial Group, Inc. (Insurance)	168	4,289
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	272	3,650
Co.-Diagnostics, Inc.* (Health Care Equipment & Supplies)	33	292
Coastal Financial Corp.* (Banks)	11	327
Coca-Cola Consolidated, Inc. (Beverages)	6	1,760
Codexis, Inc.* (Life Sciences Tools & Services)	72	1,669
Codiak Biosciences, Inc.* (Biotechnology)	8	158
Codorus Valley Bancorp, Inc. (Banks)	12	221
Coeur Mining, Inc.* (Metals & Mining)	302	2,440
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	53	4,002

Small-Cap ProFund:: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Cognyte Software, Ltd.* (Software)	81	$2,117
Cohbar, Inc.*(a) (Biotechnology)	43	58
Cohen & Steers, Inc. (Capital Markets)	30	2,041
Coherus Biosciences, Inc.* (Biotechnology)	73	1,080
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	53	2,121
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	43	959
Colony Bankcorp, Inc. (Banks)	10	156
Colony Capital, Inc.* (Equity Real Estate Investment Trusts)	599	4,193
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	105	912
Columbia Banking System, Inc. (Banks)	90	3,918
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	59	1,078
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	143	2,575
Columbus McKinnon Corp. (Machinery)	29	1,436
Comfort Systems USA, Inc. (Construction & Engineering)	45	3,706
Commercial Metals Co. (Metals & Mining)	148	4,325
Community Bank System, Inc. (Banks)	66	5,124
Community Bankers Trust Corp. (Banks)	27	226
Community Health Systems, Inc.* (Health Care Providers & Services)	106	1,182
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	28	1,426
Community Trust Bancorp, Inc. (Banks)	19	847
CommVault Systems, Inc.* (Software)	53	3,684
Compass Minerals International, Inc. (Metals & Mining)	43	2,921
Computer Programs & Systems, Inc. (Health Care Technology)	16	480
CompX International, Inc. (Commercial Services & Supplies)	2	38
comScore, Inc.* (Media)	76	280
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	30	165
Comtech Telecommunications Corp. (Communications Equipment)	31	743
Concert Pharmaceuticals, Inc.* (Biotechnology)	37	154
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	33	268
Conduent, Inc.* (IT Services)	206	1,401
CONMED Corp. (Health Care Equipment & Supplies)	34	4,792
ConnectOne Bancorp, Inc. (Banks)	46	1,249
Conn's, Inc.* (Specialty Retail)	22	445
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	37	325
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	91	655
Consolidated Water Co., Ltd. (Water Utilities)	18	212
Constellation Pharmaceuticals, Inc.* (Biotechnology)	38	822
Construction Partners, Inc.* - Class A (Construction & Engineering)	35	1,111
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	143	535
ContraFect Corp.* (Biotechnology)	30	133
Cooper Tire & Rubber Co. (Auto Components)	63	3,590
Cooper-Standard Holding, Inc.* (Auto Components)	21	610
Corbus Pharmaceuticals Holdings, Inc.*(a) (Biotechnology)	96	173
Corcept Therapeutics, Inc.* (Pharmaceuticals)	121	2,758
CoreCivic, Inc.* (Equity Real Estate Investment Trusts)	149	1,158
Core-Mark Holding Co., Inc. (Distributors)	56	2,384
CorEnergy Infrastructure Trust, Inc. (Equity Real Estate Investment Trusts)	17	103
CorePoint Lodging, Inc.* (Equity Real Estate Investment Trusts)	49	490
CorMedix, Inc.* (Pharmaceuticals)	41	354
Cornerstone Building Brands, Inc.* (Building Products)	55	773
Cornerstone OnDemand, Inc.* (Software)	77	3,408
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	29	962
Cortexyme, Inc.* (Biotechnology)	20	783
CorVel Corp.* (Health Care Providers & Services)	11	1,287
Costamare, Inc. (Marine)	63	663
County Bancorp, Inc. (Banks)	6	142
Covanta Holding Corp. (Commercial Services & Supplies)	148	2,226
Covenant Logistics Group, Inc.* - Class A (Road & Rail)	15	323
Covetrus, Inc.* (Health Care Providers & Services)	145	4,154
Cowen, Inc. - Class A (Capital Markets)	32	1,264
CRA International, Inc. (Professional Services)	9	722
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	30	5,024
Crawford & Co. - Class A (Insurance)	20	210
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	34	589
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	83	8,310
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	45	599
CrossFirst Bankshares, Inc.* (Banks)	60	884
CryoLife, Inc.* (Health Care Equipment & Supplies)	47	1,371
CryoPort, Inc.* (Health Care Equipment & Supplies)	50	2,829
CSG Systems International, Inc. (IT Services)	40	1,840
CSW Industrials, Inc. (Building Products)	17	2,302
CTO Realty Growth, Inc. (Equity Real Estate Investment Trusts)	7	371
CTS Corp. (Electronic Equipment, Instruments & Components)	40	1,301

Small-Cap ProFund:: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Cubic Corp. (Aerospace & Defense)	40	$2,994
Cue BioPharma, Inc.* (Biotechnology)	37	449
Cullinan Oncology, Inc.* (Biotechnology)	16	519
Curo Group Holdings Corp. (Consumer Finance)	23	329
Cushman & Wakefield PLC* (Real Estate Management & Development)	138	2,346
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	17	174
Customers Bancorp, Inc. (Banks)	36	1,243
Cutera, Inc.* (Health Care Equipment & Supplies)	22	661
CVB Financial Corp. (Banks)	161	3,415
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	37	788
CyberOptics Corp.* (Semiconductors & Semiconductor Equipment)	9	297
Cyclerion Therapeutics, Inc.* (Biotechnology)	28	61
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	86	372
Cytokinetics, Inc.* (Biotechnology)	83	2,112
CytomX Therapeutics, Inc.* (Biotechnology)	77	721
CytoSorbents Corp.* (Health Care Equipment & Supplies)	51	472
Daily Journal Corp.* (Media)	2	610
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	46	284
Dana, Inc. (Auto Components)	181	4,579
Darling Ingredients, Inc.* (Food Products)	201	13,960
Daseke, Inc.* (Road & Rail)	57	433
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	55	2,511
Decibel Therapeutics, Inc.* (Biotechnology)	9	82
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	48	2,226
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	35	11,836
Del Taco Restaurants, Inc. (Hotels, Restaurants & Leisure)	37	422
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	78	1,851
Deluxe Corp. (Commercial Services & Supplies)	52	2,289
Denali Therapeutics, Inc.* (Biotechnology)	78	4,714
Denny's Corp.* (Hotels, Restaurants & Leisure)	77	1,458
DermTech, Inc.* (Biotechnology)	13	547
Designer Brands, Inc.* (Specialty Retail)	77	1,363
DHI Group, Inc.* (Interactive Media & Services)	60	175
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	139	820
Diamond Hill Investment Group, Inc. (Capital Markets)	4	684
Diamond S Shipping, Inc.* (Oil, Gas & Consumable Fuels)	34	335
DiamondRock Hospitality Co.* (Equity Real Estate Investment Trusts)	249	2,595
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	82	2,558
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	88	1,321
Digi International, Inc.* (Communications Equipment)	37	661
Digimarc Corp.* (Software)	15	506
Digital Turbine, Inc.* (Software)	105	7,920
Dillard's, Inc. - Class A (Multiline Retail)	9	890
Dime Community Bancshares, Inc. (Banks)	44	1,457
Dine Brands Global, Inc.* (Hotels, Restaurants & Leisure)	19	1,836
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	53	4,071
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	296	1,307
DMC Global, Inc.* (Machinery)	18	972
Domo, Inc.* (Software)	33	2,122
Domtar Corp.* (Paper & Forest Products)	69	2,720
Donegal Group, Inc. - Class A (Insurance)	14	216
Donnelley Financial Solutions, Inc.* (Capital Markets)	37	1,131
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	46	611
Dorman Products, Inc.* (Auto Components)	33	3,273
Douglas Dynamics, Inc. (Machinery)	28	1,252
Dril-Quip, Inc.* (Energy Equipment & Services)	44	1,349
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	28	389
Ducommun, Inc.* (Aerospace & Defense)	13	766
Duluth Holdings, Inc.* - Class B (Internet & Direct Marketing Retail)	14	217
Durect Corp.* (Pharmaceuticals)	278	528
DXP Enterprises, Inc.* (Trading Companies & Distributors)	20	585
Dyadic International, Inc.* (Biotechnology)	24	108
Dycom Industries, Inc.* (Construction & Engineering)	38	3,565
Dynavax Technologies Corp.* (Biotechnology)	133	1,327
Dyne Therapeutics, Inc.* (Biotechnology)	20	394
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	32	646
DZS, Inc.* (Communications Equipment)	18	270
Eagle Bancorp Montana, Inc. (Banks)	8	187
Eagle Bancorp, Inc. (Banks)	39	2,083
Eagle Bulk Shipping, Inc.* (Marine)	9	390
Eagle Pharmaceuticals, Inc.* (Biotechnology)	13	531
Eargo, Inc.* (Health Care Equipment & Supplies)	10	572
Earthstone Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	29	204
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	102	2,186
Eastern Bankshares, Inc. (Banks)	207	4,415
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	49	7,773

Small-Cap ProFund:: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	20	$149
Ebix, Inc. (Software)	33	994
Echo Global Logistics, Inc.* (Air Freight & Logistics)	33	1,079
Edgewell Personal Care Co. (Personal Products)	68	2,598
Editas Medicine, Inc.* (Biotechnology)	83	3,072
eGain Corp.* (Software)	26	256
eHealth, Inc.* (Insurance)	32	2,264
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	38	323
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	23	390
Electromed, Inc.* (Health Care Equipment & Supplies)	9	88
elf Beauty, Inc.* (Personal Products)	57	1,724
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	51	915
Ellington Residential Mortgage REIT (Mortgage Real Estate Investment Trusts)	11	137
Eloxx Pharmaceuticals, Inc.* (Pharmaceuticals)	33	72
EMCOR Group, Inc. (Construction & Engineering)	68	8,146
Emerald Holding, Inc.* (Media)	30	168
Emergent BioSolutions, Inc.* (Biotechnology)	56	3,415
Employers Holdings, Inc. (Insurance)	36	1,457
Enanta Pharmaceuticals, Inc.* (Biotechnology)	24	1,218
Encore Capital Group, Inc.* (Consumer Finance)	39	1,534
Encore Wire Corp. (Electrical Equipment)	25	1,867
Endo International PLC* (Pharmaceuticals)	283	1,622
Energy Fuels, Inc.*(a) (Oil, Gas & Consumable Fuels)	166	915
Energy Recovery, Inc.* (Machinery)	50	1,060
Enerpac Tool Group Corp. (Machinery)	75	1,995
EnerSys (Electrical Equipment)	53	4,854
Eneti, Inc. (Marine)	10	201
Ennis, Inc. (Commercial Services & Supplies)	32	663
Enochian Biosciences, Inc.*(a) (Biotechnology)	17	57
Enova International, Inc.* (Consumer Finance)	43	1,472
EnPro Industries, Inc. (Machinery)	26	2,227
Enstar Group, Ltd.* (Insurance)	15	3,768
Entercom Communications Corp.* (Media)	146	707
Enterprise Bancorp, Inc. (Banks)	11	383
Enterprise Financial Services Corp. (Banks)	30	1,474
Entravision Communications Corp. - Class A (Media)	73	281
Envela Corp.* (Specialty Retail)	10	39
Envestnet, Inc.* (Software)	66	4,873
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	55	169
Epizyme, Inc.* (Biotechnology)	111	867
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	17	1,706
Equity Bancshares, Inc.* - Class A (Banks)	18	527
Eros STX Global Corp.* (Entertainment)	202	263
Escalade, Inc. (Leisure Products)	13	286
ESCO Technologies, Inc. (Machinery)	32	3,480
Esperion Therapeutics, Inc.* (Biotechnology)	32	862
Esquire Financial Holdings, Inc.* (Banks)	9	207
ESSA Bancorp, Inc. (Thrifts & Mortgage Finance)	11	171
Essent Group, Ltd. (Thrifts & Mortgage Finance)	138	7,256
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	130	3,405
Ethan Allen Interiors, Inc. (Household Durables)	28	804
Eton Pharmaceuticals, Inc.* (Pharmaceuticals)	21	182
Evans Bancorp, Inc. (Banks)	6	222
Evelo Biosciences, Inc.* (Biotechnology)	29	381
Eventbrite, Inc.* (Interactive Media & Services)	80	1,886
Everi Holdings, Inc.* (IT Services)	102	1,803
EverQuote, Inc.* - Class A (Interactive Media & Services)	17	576
EVERTEC, Inc. (IT Services)	75	2,993
EVI Industries, Inc.* (Trading Companies & Distributors)	6	160
Evo Payments, Inc.* (IT Services)	57	1,625
Evofem Biosciences, Inc.* (Pharmaceuticals)	96	142
Evolent Health, Inc.* (Health Care Technology)	94	2,036
Evolus, Inc.* (Pharmaceuticals)	27	246
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	39	129
Evoqua Water Technologies Corp.* (Machinery)	144	4,116
Exagen, Inc.* (Health Care Providers & Services)	6	101
Exicure, Inc.* (Biotechnology)	74	146
ExlService Holdings, Inc.* (IT Services)	41	3,788
eXp World Holdings, Inc.* (Real Estate Management & Development)	62	2,130
Exponent, Inc. (Professional Services)	64	6,166
Express, Inc.* (Specialty Retail)	79	241
Exterran Corp.* (Energy Equipment & Services)	33	108
Extreme Networks, Inc.* (Communications Equipment)	151	1,718
EZCORP, Inc.* - Class A (Consumer Finance)	60	338
Fabrinet* (Electronic Equipment, Instruments & Components)	46	3,939
Falcon Minerals Corp. (Oil, Gas & Consumable Fuels)	48	213
Farmer Bros Co.* (Food Products)	21	214
Farmers & Merchants Bancorp, Inc./Archbold Ohio (Banks)	13	306
Farmers National Bancorp (Banks)	32	531

Small-Cap ProFund:: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	32	$427
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	22	1,669
Fate Therapeutics, Inc.* (Biotechnology)	95	8,301
Fathom Holdings, Inc.* (Real Estate Management & Development)	6	206
FB Financial Corp. (Banks)	39	1,636
FBL Financial Group, Inc. - Class A (Insurance)	12	680
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	11	1,131
Federal Signal Corp. (Machinery)	75	3,107
Federated Hermes, Inc. - Class B (Capital Markets)	119	3,427
FedNat Holding Co. (Insurance)	15	76
Fennec Pharmaceuticals, Inc.* (Biotechnology)	27	169
Ferro Corp.* (Chemicals)	102	1,699
FibroGen, Inc.* (Biotechnology)	105	2,344
Fidelity D&D Bancorp, Inc. (Banks)	5	281
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	22	324
Financial Institutions, Inc. (Banks)	20	639
First Bancorp (Banks)	35	1,484
First Bancorp (Banks)	269	3,381
First Bancshares, Inc. (Banks)	25	978
First Bank/Hamilton NJ (Banks)	20	254
First Busey Corp. (Banks)	63	1,574
First Business Financial Services, Inc. (Banks)	10	265
First Capital, Inc. (Thrifts & Mortgage Finance)	4	180
First Choice Bancorp (Banks)	13	416
First Commonwealth Financial Corp. (Banks)	119	1,724
First Community Bancshares, Inc. (Banks)	22	643
First Community Corp. (Banks)	9	166
First Financial Bancorp (Banks)	121	2,966
First Financial Bankshares, Inc. (Banks)	161	7,901
First Financial Corp. (Banks)	17	752
First Foundation, Inc. (Banks)	49	1,166
First Guaranty Bancshares, Inc. (Banks)	5	87
First Internet Bancorp (Banks)	12	412
First Interstate BancSystem - Class A (Banks)	51	2,395
First Merchants Corp. (Banks)	67	3,096
First Mid Bancshares, Inc. (Banks)	18	784
First Midwest Bancorp, Inc. (Banks)	142	2,978
First Northwest Bancorp (Banks)	11	185
First of Long Island Corp. (Banks)	28	596
First Savings Financial Group, Inc. (Banks)	2	138
First United Corp. (Banks)	9	152
First Western Financial, Inc.* (Banks)	8	205
FirstCash, Inc. (Consumer Finance)	51	3,674
Five Star Senior Living* (Health Care Providers & Services)	24	125
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	60	2,792
Flexion Therapeutics, Inc.* (Biotechnology)	55	427
Fluent, Inc.* (Media)	52	193
Fluidigm Corp.* (Life Sciences Tools & Services)	92	461
Fluor Corp.* (Construction & Engineering)	176	4,044
Flushing Financial Corp. (Banks)	37	861
FNCB Bancorp, Inc. (Banks)	21	146
Focus Financial Partners, Inc.* (Capital Markets)	48	2,259
Foghorn Therapeutics, Inc.* (Pharmaceuticals)	9	99
FONAR Corp.* (Health Care Equipment & Supplies)	8	137
Forestar Group, Inc.* (Real Estate Management & Development)	21	532
Forma Therapeutics Holdings, Inc.* (Biotechnology)	38	1,024
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	96	3,758
Forrester Research, Inc.* (Professional Services)	14	608
Forterra, Inc.* (Construction Materials)	36	845
Fortress Biotech, Inc.* (Biotechnology)	83	359
Forward Air Corp. (Air Freight & Logistics)	34	3,002
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	59	761
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	92	2,656
Fox Factory Holding Corp.* (Auto Components)	52	7,969
Franchise Group, Inc. (Diversified Consumer Services)	27	1,040
Franklin Covey Co.* (Professional Services)	16	489
Franklin Electric Co., Inc. (Machinery)	57	4,632
Franklin Financial Services Corp. (Banks)	5	151
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	130	686
Frank's International N.V.* (Energy Equipment & Services)	193	627
Frequency Therapeutics, Inc.* (Biotechnology)	31	360
Fresh Del Monte Produce, Inc. (Food Products)	39	1,100
Freshpet, Inc.* (Food Products)	51	9,427
Frontline, Ltd.(a) (Oil, Gas & Consumable Fuels)	147	1,123
FRP Holdings, Inc.* (Real Estate Management & Development)	8	406
FS Bancorp, Inc. (Thrifts & Mortgage Finance)	5	342
FuelCell Energy, Inc.* (Electrical Equipment)	393	3,816
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	21	236
Fulgent Genetics, Inc.*(a) (Health Care Providers & Services)	17	1,309
Fulton Financial Corp. (Banks)	198	3,376
Funko, Inc.* (Distributors)	30	646
FutureFuel Corp. (Chemicals)	32	406
Common Stocks, continued Shares Value

Small-Cap ProFund:: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
FVCBankcorp, Inc.* (Banks)	15	$264
G1 Therapeutics, Inc.* (Biotechnology)	43	906
Gaia, Inc.* (Internet & Direct Marketing Retail)	15	158
Galectin Therapeutics, Inc.*(a) (Biotechnology)	46	203
Galera Therapeutics, Inc.* (Biotechnology)	11	90
GAMCO Investors, Inc. - Class A (Capital Markets)	7	138
GameStop Corp.*(a) - Class A (Specialty Retail)	71	12,325
GAN, Ltd.* (Hotels, Restaurants & Leisure)	40	738
Gannett Co., Inc.* (Media)	166	754
Gatos Silver, Inc.* (Metals & Mining)	29	333
GATX Corp. (Trading Companies & Distributors)	43	4,202
GCP Applied Technologies, Inc.* (Chemicals)	61	1,567
Genasys, Inc.* (Communications Equipment)	42	263
Genco Shipping & Trading, Ltd. (Marine)	21	322
Gencor Industries, Inc.* (Machinery)	13	156
General Finance Corp.* (Trading Companies & Distributors)	13	247
Generation Bio Co.* (Biotechnology)	50	1,823
Genesco, Inc.* (Specialty Retail)	18	900
Genie Energy, Ltd. - Class B (Electric Utilities)	16	90
Genprex, Inc.* (Biotechnology)	36	137
Gentherm, Inc.* (Auto Components)	41	2,919
Genworth Financial, Inc.* (Insurance)	629	2,717
German American Bancorp, Inc. (Banks)	31	1,343
Geron Corp.* (Biotechnology)	358	519
Getty Realty Corp. (Equity Real Estate Investment Trusts)	44	1,390
Gibraltar Industries, Inc.* (Building Products)	41	3,766
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	55	1,787
Glacier Bancorp, Inc. (Banks)	120	7,073
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	42	884
Gladstone Land Corp. (Equity Real Estate Investment Trusts)	27	567
Glatfelter Corp. (Paper & Forest Products)	55	810
Glaukos Corp.* (Health Care Equipment & Supplies)	53	4,990
Global Medical REIT, Inc. (Equity Real Estate Investment Trusts)	55	790
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	112	2,150
Global Water Resources, Inc. (Water Utilities)	16	273
GlycoMimetics, Inc.* (Biotechnology)	46	110
GMS, Inc.* (Trading Companies & Distributors)	52	2,273
Gogo, Inc.* (Wireless Telecommunication Services)	69	719
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	128	1,469
Gold Resource Corp. (Metals & Mining)	84	226
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	21	724
Goodrich Petroleum Corp.* (Oil, Gas & Consumable Fuels)	12	121
Goosehead Insurance, Inc. (Insurance)	16	1,759
GoPro, Inc.* - Class A (Household Durables)	153	1,718
Gorman-Rupp Co. (Machinery)	22	759
Gossamer Bio, Inc.* (Biotechnology)	71	613
GP Strategies Corp.* (Professional Services)	16	252
Graham Corp. (Machinery)	12	165
Granite Construction, Inc. (Construction & Engineering)	58	2,210
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	68	900
Gray Television, Inc. (Media)	108	2,195
Graybug Vision, Inc.* (Pharmaceuticals)	8	38
Great Ajax Corp. (Mortgage Real Estate Investment Trusts)	26	317
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	79	1,240
Great Southern Bancorp, Inc. (Banks)	14	790
Great Western Bancorp, Inc. (Banks)	69	2,280
Green Brick Partners, Inc.* (Household Durables)	38	981
Green Dot Corp.* - Class A (Consumer Finance)	64	2,929
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	43	1,281
Greene County Bancorp, Inc. (Thrifts & Mortgage Finance)	4	102
Greenhill & Co., Inc. (Capital Markets)	18	273
Greenlane Holdings, Inc.*(a) - Class A (Distributors)	13	57
Greenlight Capital Re, Ltd.* - Class A (Insurance)	34	314
GreenSky, Inc.* - Class A (IT Services)	79	481
Greif, Inc. - Class A (Containers & Packaging)	32	1,936
Greif, Inc. - Class B (Containers & Packaging)	7	419
Grid Dynamics Holdings, Inc.* (IT Services)	34	490
Griffon Corp. (Building Products)	57	1,546
Gritstone Oncology, Inc.* (Biotechnology)	38	344
Group 1 Automotive, Inc. (Specialty Retail)	22	3,612
Groupon, Inc.* (Internet & Direct Marketing Retail)	29	1,468
GrowGeneration Corp.* (Specialty Retail)	51	2,224
GSI Technology, Inc.* (Semiconductors & Semiconductor Equipment)	20	118
GTT Communications, Inc.* (IT Services)	40	64
GTY Technology Holdings, Inc.* (Software)	57	291
Guaranty Bancshares, Inc. (Banks)	10	389
Guess?, Inc. (Specialty Retail)	50	1,352
GWG Holdings, Inc.* (Diversified Financial Services)	4	28

Small-Cap ProFund:: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
H&E Equipment Services, Inc. (Trading Companies & Distributors)	40	$1,556
H.B. Fuller Co. (Chemicals)	65	4,343
Halozyme Therapeutics, Inc.* (Biotechnology)	166	8,291
Hamilton Beach Brands Holding Co. - Class A (Household Durables)	9	176
Hamilton Lane, Inc. (Capital Markets)	40	3,618
Hancock Whitney Corp. (Banks)	108	4,994
Hanger, Inc.* (Health Care Providers & Services)	46	1,147
Hanmi Financial Corp. (Banks)	38	771
Hannon Armstrong Sustainable Infrastructure Capital, Inc. - Class I (Mortgage Real Estate Investment Trusts)	92	4,821
HarborOne Bancorp, Inc. (Banks)	65	930
Harmonic, Inc.* (Communications Equipment)	120	938
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	8	234
Harpoon Therapeutics, Inc.* (Biotechnology)	17	385
Harrow Health, Inc.* (Pharmaceuticals)	28	215
Harsco Corp.* (Machinery)	98	1,757
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	48	333
Haverty Furniture Cos., Inc. (Specialty Retail)	20	929
Hawaiian Holdings, Inc.* (Airlines)	60	1,507
Hawkins, Inc. (Chemicals)	24	800
Hawthorn Bancshares, Inc. (Banks)	7	151
Haynes International, Inc. (Metals & Mining)	16	468
HBT Financial, Inc. (Banks)	12	218
HC2 Holdings, Inc.* (Construction & Engineering)	62	260
HCI Group, Inc. (Insurance)	8	587
Health Catalyst, Inc.* (Health Care Technology)	42	2,432
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	175	5,628
Healthcare Services Group, Inc. (Commercial Services & Supplies)	93	2,785
HealthEquity, Inc.* (Health Care Providers & Services)	100	7,597
HealthStream, Inc.* (Health Care Technology)	32	773
Heartland Express, Inc. (Road & Rail)	61	1,134
Heartland Financial USA, Inc. (Banks)	43	2,162
Hecla Mining Co. (Metals & Mining)	651	3,847
Heidrick & Struggles International, Inc. (Professional Services)	24	1,015
Helen of Troy, Ltd.* (Household Durables)	31	6,547
Helios Technologies, Inc. (Machinery)	39	2,819
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	178	764
Hemisphere Media Group, Inc.* (Media)	20	244
Herc Holdings, Inc.* (Trading Companies & Distributors)	30	3,168
Heritage Commerce Corp. (Banks)	73	881
Heritage Financial Corp. (Banks)	45	1,265
Heritage Insurance Holdings, Inc. (Insurance)	31	282
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	19	546
Herman Miller, Inc. (Commercial Services & Supplies)	74	3,071
Heron Therapeutics, Inc.* (Biotechnology)	109	1,905
Hersha Hospitality Trust* (Equity Real Estate Investment Trusts)	42	486
Heska Corp.* (Health Care Equipment & Supplies)	9	1,644
HF Foods Group, Inc.* (Food & Staples Retailing)	44	274
Hibbett Sports, Inc.* (Specialty Retail)	21	1,668
Hillenbrand, Inc. (Machinery)	92	4,516
Hilltop Holdings, Inc. (Banks)	82	2,886
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	106	4,723
Hingham Institution For Savings The (Thrifts & Mortgage Finance)	2	608
HNI Corp. (Commercial Services & Supplies)	53	2,244
Home Bancorp, Inc. (Thrifts & Mortgage Finance)	9	341
Home BancShares, Inc. (Banks)	191	5,315
Home Point Capital, Inc.* (Thrifts & Mortgage Finance)	9	88
HomeStreet, Inc. (Thrifts & Mortgage Finance)	27	1,103
HomeTrust Bancshares, Inc. (Banks)	19	521
Homology Medicines, Inc.* (Biotechnology)	43	291
Hooker Furniture Corp. (Household Durables)	15	563
Hookipa Pharma, Inc.* (Biotechnology)	18	244
Hope Bancorp, Inc. (Banks)	146	2,191
Horace Mann Educators Corp. (Insurance)	52	2,085
Horizon Bancorp, Inc. (Banks)	53	972
Hostess Brands, Inc.* (Food Products)	156	2,385
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	132	1,199
Houlihan Lokey, Inc. (Capital Markets)	65	4,308
Howard Bancorp, Inc.* (Banks)	16	269
Hub Group, Inc.* - Class A (Air Freight & Logistics)	41	2,695
Hurco Cos., Inc. (Machinery)	8	275
Huron Consulting Group, Inc.* (Professional Services)	28	1,575
Hydrofarm Holdings Group, Inc.* (Machinery)	12	788
Hyster-Yale Materials Handling, Inc. (Machinery)	12	970
I3 Verticals, Inc.* - Class A (IT Services)	23	764
IBEX, Ltd.* (Commercial Services & Supplies)	7	162
iBio, Inc.* (Biotechnology)	267	366
iCAD, Inc.* (Health Care Technology)	25	451
ICF International, Inc. (Professional Services)	23	2,094

Small-Cap ProFund:: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	34	$1,896
Ideaya Biosciences, Inc.* (Biotechnology)	22	452
IDT Corp.* - Class B (Diversified Telecommunication Services)	25	600
IES Holdings, Inc.* (Construction & Engineering)	10	528
IGM Biosciences, Inc.* (Biotechnology)	9	636
iHeartMedia, Inc.* - Class A (Media)	76	1,455
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	128	8,594
IMARA, Inc.* (Pharmaceuticals)	10	74
IMAX Corp.* (Entertainment)	62	1,278
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	21	180
Immunic, Inc.* (Biotechnology)	7	108
ImmunityBio, Inc.* (Biotechnology)	39	692
ImmunoGen, Inc.* (Biotechnology)	239	1,926
Immunome, Inc.* (Biotechnology)	3	80
Immunovant, Inc.* (Biotechnology)	47	737
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	21	997
Inari Medical, Inc.* (Health Care Equipment & Supplies)	21	2,400
Independence Holding Co. (Insurance)	6	264
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	127	2,139
Independent Bank Corp. (Banks)	41	3,358
Independent Bank Corp. (Banks)	26	613
Independent Bank Group, Inc. (Banks)	46	3,473
Indus Realty Trust, Inc. (Real Estate Management & Development)	4	250
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	81	2,009
Infinera Corp.* (Communications Equipment)	205	1,890
Information Services Group, Inc.* (IT Services)	45	205
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	18	407
Ingevity Corp.* (Chemicals)	52	4,060
Ingles Markets, Inc. (Food & Staples Retailing)	18	1,103
Inhibrx, Inc.* (Biotechnology)	10	213
Innospec, Inc. (Chemicals)	31	3,020
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	29	5,311
Innoviva, Inc.* (Pharmaceuticals)	79	905
Inogen, Inc.* (Health Care Equipment & Supplies)	23	1,504
Inovalon Holdings, Inc.* (Health Care Technology)	93	2,810
Inovio Pharmaceuticals, Inc.*(a) (Biotechnology)	231	1,573
Inozyme Pharma, Inc.* (Biotechnology)	15	277
Inseego Corp.*(a) (Communications Equipment)	87	773
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	43	4,316
Insmed, Inc.* (Biotechnology)	126	4,250
Insperity, Inc. (Professional Services)	45	3,939
Inspire Medical Systems, Inc.* (Health Care Technology)	33	7,814
Installed Building Products, Inc. (Household Durables)	29	3,905
Insteel Industries, Inc. (Building Products)	23	877
Integer Holdings Corp.* (Health Care Equipment & Supplies)	41	3,849
Intellia Therapeutics, Inc.* (Biotechnology)	68	5,219
Intellicheck, Inc.* (Electronic Equipment, Instruments & Components)	22	219
Intelligent Systems Corp.* (Software)	9	345
Inter Parfums, Inc. (Personal Products)	22	1,619
Intercept Pharmaceuticals, Inc.* (Biotechnology)	32	633
InterDigital, Inc. (Communications Equipment)	38	2,638
Interface, Inc. (Commercial Services & Supplies)	73	937
International Bancshares Corp. (Banks)	67	3,175
International Game Technology PLC* (Hotels, Restaurants & Leisure)	124	2,135
International Money Express, Inc.* (IT Services)	36	568
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	30	530
Intersect ENT, Inc.* (Pharmaceuticals)	41	894
Intevac, Inc.* (Technology Hardware, Storage & Peripherals)	29	186
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	83	2,858
Intrepid Potash, Inc.* (Chemicals)	12	386
IntriCon Corp.* (Health Care Equipment & Supplies)	11	254
Invacare Corp.* (Health Care Equipment & Supplies)	42	379
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	290	1,131
Investar Holding Corp. (Banks)	12	265
Investors Bancorp, Inc. (Banks)	288	4,216
Investors Title Co. (Insurance)	2	353
Invitae Corp.* (Biotechnology)	151	5,269
iRadimed Corp.* (Health Care Equipment & Supplies)	7	194
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	36	2,803
Iridium Communications, Inc.* (Diversified Telecommunication Services)	149	5,662
iRobot Corp.* (Household Durables)	34	3,699
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	199	2,197
iStar, Inc. (Equity Real Estate Investment Trusts)	90	1,666
iTeos Therapeutics, Inc.* (Biotechnology)	25	588
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	52	351
Itron, Inc.* (Electronic Equipment, Instruments & Components)	55	4,947

Small-Cap ProFund:: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
IVERIC bio, Inc.* (Biotechnology)	100	$700
J & J Snack Foods Corp. (Food Products)	19	3,128
j2 Global, Inc.* (Software)	54	6,534
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	29	3,499
James River Group Holdings, Ltd. (Insurance)	37	1,743
JELD-WEN Holding, Inc.* (Building Products)	85	2,479
John B Sanfilippo & Son, Inc. (Food Products)	11	967
John Bean Technologies Corp. (Machinery)	39	5,670
Johnson Outdoors, Inc. - Class A (Leisure Products)	7	993
Jounce Therapeutics, Inc.* (Biotechnology)	22	207
Kadant, Inc. (Machinery)	14	2,492
Kadmon Holdings, Inc.* (Biotechnology)	215	873
Kaiser Aluminum Corp. (Metals & Mining)	20	2,409
Kala Pharmaceuticals, Inc.* (Pharmaceuticals)	49	379
Kaleido Biosciences, Inc.* (Pharmaceuticals)	17	134
KalVista Pharmaceuticals, Inc.* (Biotechnology)	24	599
Kaman Corp. - Class A (Trading Companies & Distributors)	34	1,814
KAR Auction Services, Inc.* (Commercial Services & Supplies)	161	2,413
Karuna Therapeutics, Inc.* (Biotechnology)	20	2,220
Karyopharm Therapeutics, Inc.* (Biotechnology)	88	822
KB Home (Household Durables)	111	5,354
KBR, Inc. (IT Services)	178	7,041
Kearny Financial Corp. (Thrifts & Mortgage Finance)	94	1,201
Kelly Services, Inc.* - Class A (Professional Services)	42	1,052
Kennametal, Inc. (Machinery)	104	4,177
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	151	3,103
Keros Therapeutics, Inc.* (Biotechnology)	17	1,000
Kezar Life Sciences, Inc.* (Biotechnology)	39	227
Kforce, Inc. (Professional Services)	25	1,401
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	30	690
Kimball International, Inc. - Class B (Commercial Services & Supplies)	45	656
Kindred Biosciences, Inc.* (Biotechnology)	46	230
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	33	543
Kinnate Biopharma, Inc.* (Biotechnology)	17	456
Kinsale Capital Group, Inc. (Insurance)	26	4,524
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	104	2,164
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	36	760
Knoll, Inc. (Commercial Services & Supplies)	62	1,482
Knowles Corp.* (Electronic Equipment, Instruments & Components)	111	2,320
Kodiak Sciences, Inc.* (Biotechnology)	41	4,954
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	64	4,021
Koppers Holdings, Inc.* (Chemicals)	26	864
Korn Ferry (Professional Services)	67	4,549
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	503	1,439
Kraton Corp.* (Chemicals)	39	1,395
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	151	4,038
Kronos Bio, Inc.* (Chemicals)	19	514
Kronos Worldwide, Inc. (Chemicals)	28	476
Krystal Biotech, Inc.* (Biotechnology)	19	1,509
Kura Oncology, Inc.* (Biotechnology)	78	2,101
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	4	144
KVH Industries, Inc.* (Communications Equipment)	21	281
Kymera Therapeutics, Inc.* (Biotechnology)	13	592
L B Foster Co.* - Class A (Machinery)	13	210
La Jolla Pharmaceutical Co.* (Biotechnology)	22	98
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	132	1,569
Laird Superfood, Inc.* (Food Products)	4	146
Lakeland Bancorp, Inc. (Banks)	61	1,106
Lakeland Financial Corp. (Banks)	30	1,957
Lakeland Industries, Inc.* (Textiles, Apparel & Luxury Goods)	10	282
Lancaster Colony Corp. (Food Products)	24	4,433
Landec Corp.* (Food Products)	32	362
Landmark Bancorp, Inc. (Banks)	5	120
Landos Biopharma, Inc.* (Pharmaceuticals)	8	88
Lands' End, Inc.* (Internet & Direct Marketing Retail)	15	346
Lannett Co., Inc.* (Pharmaceuticals)	41	179
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	83	1,967
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	170	8,552
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	134	1,842
Lawson Products, Inc.* (Trading Companies & Distributors)	6	315
La-Z-Boy, Inc. (Household Durables)	56	2,490
LCI Industries (Auto Components)	31	4,542
LCNB Corp. (Banks)	15	272
Legacy Housing Corp.* (Household Durables)	10	179
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	21	1,102
LendingClub Corp.* (Consumer Finance)	88	1,354
LENSAR, Inc.* (Health Care Equipment & Supplies)	9	62
Level One Bancorp, Inc. (Banks)	6	162
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	62	301

Small-Cap ProFund:: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Lexington Realty Trust (Equity Real Estate Investment Trusts)	341	$4,174
LGI Homes, Inc.* (Household Durables)	28	4,642
LHC Group, Inc.* (Health Care Providers & Services)	38	7,915
Liberty Latin America, Ltd.* - Class A (Media)	58	805
Liberty Latin America, Ltd.* - Class C (Media)	194	2,706
Liberty Media Corp-Liberty Braves* - Class A (Entertainment)	12	336
Liberty Media Corp-Liberty Braves* - Class C (Entertainment)	45	1,246
Liberty Oilfield Services, Inc.* (Energy Equipment & Services)	103	1,205
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	91	460
Lifetime Brands, Inc. (Household Durables)	15	218
Lifevantage Corp.* (Personal Products)	17	138
Ligand Pharmaceuticals, Inc.* (Biotechnology)	18	2,626
Limelight Networks, Inc.* (IT Services)	150	470
Limestone Bancorp, Inc.* (Banks)	7	111
Limoneira Co. (Food Products)	19	343
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	32	524
Lindsay Corp. (Machinery)	14	2,321
Liquidia Technologies, Inc.* (Pharmaceuticals)	34	97
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	33	592
Lithia Motors, Inc. - Class A (Specialty Retail)	32	12,300
LivaNova PLC* (Health Care Equipment & Supplies)	61	5,177
Live Oak Bancshares, Inc. (Banks)	35	2,239
Livent Corp.* (Chemicals)	183	3,298
LivePerson, Inc.* (Software)	78	4,263
LiveRamp Holdings, Inc.* (IT Services)	81	3,967
LiveXLive Media, Inc.* (Entertainment)	62	266
LogicBio Therapeutics, Inc.* (Biotechnology)	20	110
Loral Space & Communications, Inc. (Media)	16	642
Louisiana-Pacific Corp. (Paper & Forest Products)	137	9,025
LSI Industries, Inc. (Electrical Equipment)	32	263
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	49	2,084
Lucira Health, Inc.* (Health Care Equipment & Supplies)	13	81
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	36	863
Luminex Corp. (Life Sciences Tools & Services)	54	1,981
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	36	408
Luther Burbank Corp. (Thrifts & Mortgage Finance)	23	256
Luxfer Holdings PLC (Machinery)	34	752
Lydall, Inc.* (Machinery)	21	774
Lyra Therapeutics, Inc.* (Pharmaceuticals)	8	81
M.D.C Holdings, Inc. (Household Durables)	70	4,106
M/I Homes, Inc.* (Household Durables)	35	2,440
Macatawa Bank Corp. (Banks)	33	316
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	108	1,767
Mackinac Financial Corp. (Banks)	11	239
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	60	3,397
MacroGenics, Inc.* (Biotechnology)	68	2,200
Macy's, Inc.* (Multiline Retail)	390	6,467
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	11	1,497
Magellan Health, Inc.* (Health Care Providers & Services)	30	2,826
Magenta Therapeutics, Inc.* (Biotechnology)	26	303
Magnite, Inc.* (Internet & Direct Marketing Retail)	138	5,526
Magnolia Oil & Gas Corp.* (Oil, Gas & Consumable Fuels)	155	1,745
MainStreet Bancshares, Inc.* (Banks)	8	170
Malibu Boats, Inc.* (Leisure Products)	26	2,167
MannKind Corp.* (Biotechnology)	283	1,293
ManTech International Corp. - Class A (IT Services)	34	2,902
Marcus & Millichap, Inc.* (Real Estate Management & Development)	29	1,024
Marine Products Corp. (Leisure Products)	9	156
MarineMax, Inc.* (Specialty Retail)	27	1,534
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	36	530
Marker Therapeutics, Inc.* (Biotechnology)	38	97
Marlin Business Services Corp. (Diversified Financial Services)	10	226
Marriott Vacations Worldwide Corp.* (Hotels, Restaurants & Leisure)	51	9,059
Marrone Bio Innovations, Inc.* (Chemicals)	87	147
Marten Transport, Ltd. (Road & Rail)	74	1,237
Masonite International Corp.* (Building Products)	30	3,789
MasTec, Inc.* (Construction & Engineering)	71	7,410
Mastech Digital, Inc.* (Professional Services)	5	79
MasterCraft Boat Holdings, Inc.* (Leisure Products)	23	652
Matador Resources Co. (Oil, Gas & Consumable Fuels)	138	3,631
Materion Corp. (Metals & Mining)	25	1,770
Matrix Service Co.* (Energy Equipment & Services)	33	436
Matson, Inc. (Marine)	53	3,463
Matthews International Corp. - Class A (Commercial Services & Supplies)	39	1,614
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	8	90

Small-Cap ProFund:: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
MAX Holdings, Inc. (Real Estate Management & Development)	23	$845
Maxar Technologies, Inc. (Aerospace & Defense)	76	2,950
Maxeon Solar Technologies, Ltd.* (Semiconductors & Semiconductor Equipment)	13	234
MAXIMUS, Inc. (IT Services)	76	6,964
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	86	3,095
Mayville Engineering Co., Inc.* (Metals & Mining)	9	140
MBIA, Inc.* (Insurance)	62	621
McGrath RentCorp (Commercial Services & Supplies)	30	2,459
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	13	575
MediciNova, Inc.* (Biotechnology)	54	237
Medifast, Inc. (Personal Products)	14	3,179
MEDNAX, Inc.* (Health Care Providers & Services)	93	2,448
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	34	5,769
MEI Pharma, Inc.* (Biotechnology)	137	500
MeiraGTx Holdings PLC* (Biotechnology)	30	449
Mercantile Bank Corp. (Banks)	20	646
Merchants Bancorp (Thrifts & Mortgage Finance)	11	449
Meredith Corp.* (Media)	49	1,524
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	58	1,282
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	53	1,038
Meridian Corp. (Banks)	7	185
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	68	4,325
Meritage Homes Corp.* (Household Durables)	46	4,894
Meritor, Inc.* (Machinery)	87	2,352
Mersana Therapeutics, Inc.* (Biotechnology)	66	1,051
Mesa Air Group, Inc.* (Airlines)	43	484
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	6	1,492
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	39	1,921
Metacrine, Inc.* (Biotechnology)	8	31
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	46	2,067
Metrocity Bankshares, Inc. (Banks)	22	352
Metropolitan Bank Holding Corp.* (Banks)	9	566
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	566	2,490
MGE Energy, Inc. (Electric Utilities)	45	3,366
MGP Ingredients, Inc. (Beverages)	16	962
MicroStrategy, Inc.* - Class A (Software)	9	5,914
Mid Penn Bancorp, Inc. (Banks)	9	243
Middlefield Banc Corp. (Banks)	7	157
Middlesex Water Co. (Water Utilities)	21	1,722
Midland States Bancorp, Inc. (Banks)	26	733
Midwest Holding, Inc.* (Insurance)	1	48
MidwestOne Financial Group, Inc. (Banks)	18	568
Milestone Scientific, Inc.* (Health Care Equipment & Supplies)	57	144
Miller Industries, Inc. (Machinery)	14	602
Mimecast, Ltd.* (Software)	73	3,170
Minerals Technologies, Inc. (Chemicals)	43	3,360
Minerva Neurosciences, Inc.* (Biotechnology)	44	105
Mirati Therapeutics, Inc.* (Biotechnology)	53	8,809
Mirum Pharmaceuticals, Inc.* (Biotechnology)	7	137
Misonix, Inc.* (Health Care Equipment & Supplies)	15	279
Mission Produce, Inc.* (Food Products)	9	182
Mistras Group, Inc.* (Professional Services)	23	256
Mitek System, Inc.* (Software)	52	843
MMA Capital Holdings, Inc.* (Thrifts & Mortgage Finance)	6	102
Model N, Inc.* (Software)	43	1,711
Modine Manufacturing Co.* (Auto Components)	63	1,026
ModivCare, Inc.* (Health Care Providers & Services)	15	2,101
Moelis & Co. (Capital Markets)	66	3,582
Molecular Templates, Inc.* (Biotechnology)	33	309
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	16	1,207
MoneyGram International, Inc.* (IT Services)	77	531
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	118	2,181
Monro, Inc. (Specialty Retail)	41	2,894
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	27	1,464
Moog, Inc. - Class A (Aerospace & Defense)	36	3,116
Morphic Holding, Inc.* (Biotechnology)	17	942
Motorcar Parts of America, Inc.* (Auto Components)	23	497
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	20	627
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	94	3,241
MRC Global, Inc.* (Trading Companies & Distributors)	98	923
MSG Networks, Inc.* - Class A (Media)	38	603
Mueller Industries, Inc. (Machinery)	70	3,141
Mueller Water Products, Inc. - Class A (Machinery)	196	2,815
Murphy USA, Inc. (Specialty Retail)	32	4,461
Mustang Bio, Inc.* (Biotechnology)	63	203
MVB Financial Corp. (Banks)	12	483
Myers Industries, Inc. (Containers & Packaging)	45	1,015
MYR Group, Inc.* (Construction & Engineering)	20	1,558
Myriad Genetics, Inc.* (Biotechnology)	89	2,690

Small-Cap ProFund:: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Nabors Industries, Ltd.* (Energy Equipment & Services)	9	$728
NACCO Industries, Inc. - Class A (Oil, Gas & Consumable Fuels)	5	116
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	55	4,382
Nanthealth, Inc.* (Health Care Technology)	34	86
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	18	600
Natera, Inc.* (Biotechnology)	94	10,341
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	4	254
National Bank Holdings Corp. (Banks)	37	1,476
National Bankshares, Inc. (Banks)	8	287
National Beverage Corp. (Beverages)	29	1,409
National CineMedia, Inc. (Media)	78	333
National Energy Services Reunited Corp.* (Energy Equipment & Services)	26	330
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	54	3,964
National Healthcare Corp. (Health Care Providers & Services)	16	1,125
National Presto Industries, Inc. (Aerospace & Defense)	6	617
National Research Corp. (Health Care Providers & Services)	17	872
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	78	3,544
National Vision Holdings, Inc.* (Specialty Retail)	100	5,041
National Western Life Group, Inc. - Class A (Insurance)	3	688
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	11	173
Nature's Sunshine Products, Inc. (Personal Products)	11	229
Natus Medical, Inc.* (Health Care Equipment & Supplies)	42	1,073
Nautilus, Inc.* (Leisure Products)	38	637
Navient Corp. (Consumer Finance)	230	3,871
Navistar International Corp.* (Machinery)	62	2,744
NBT Bancorp, Inc. (Banks)	53	2,008
Neenah, Inc. (Paper & Forest Products)	21	1,117
Nelnet, Inc. - Class A (Consumer Finance)	21	1,559
Nemaura Medical, Inc.* (Health Care Equipment & Supplies)	9	43
NEOGAMES SA* (Hotels, Restaurants & Leisure)	7	344
Neogen Corp.* (Health Care Equipment & Supplies)	66	6,337
NeoGenomics, Inc.* (Life Sciences Tools & Services)	136	6,663
Neoleukin Therapeutics, Inc.* (Biotechnology)	40	500
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	62	580
NETGEAR, Inc.* (Communications Equipment)	37	1,377
NetScout Systems, Inc.* (Communications Equipment)	88	2,305
NETSTREIT Corp. (Equity Real Estate Investment Trusts)	28	583
Neubase Therapeutics, Inc.* (Biotechnology)	21	127
NeuroBo Pharmaceuticals, Inc.* (Biotechnology)	8	29
Nevro Corp.* (Health Care Equipment & Supplies)	42	7,258
New Jersey Resources Corp. (Gas Utilities)	119	4,992
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	102	675
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	473	2,171
NewAge, Inc.* (Beverages)	118	258
Newmark Group, Inc. (Real Estate Management & Development)	181	1,946
Newpark Resources, Inc.* (Energy Equipment & Services)	112	318
NexImmune, Inc.* (Biotechnology)	8	154
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	27	1,354
NextCure, Inc.* (Biotechnology)	21	184
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	26	57
NextGen Healthcare, Inc.* (Health Care Technology)	70	1,282
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	202	725
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	32	880
NI Holdings, Inc.* (Insurance)	11	211
Nicolet Bankshares, Inc.* (Banks)	11	877
Nkarta, Inc.* (Biotechnology)	25	796
NL Industries, Inc. (Commercial Services & Supplies)	10	71
nLight, Inc.* (Electronic Equipment, Instruments & Components)	44	1,291
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	103	2,662
NN, Inc.* (Machinery)	52	380
Noodles & Co.* (Hotels, Restaurants & Leisure)	39	471
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	184	609
Northeast Bank (Banks)	10	282
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	58	938
Northrim Bancorp, Inc. (Banks)	8	341
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	146	2,050
Northwest Natural Holding Co. (Gas Utilities)	38	2,049
Northwest Pipe Co.* (Construction & Engineering)	12	399
NorthWestern Corp. (Multi-Utilities)	63	4,286
Norwood Financial Corp. (Banks)	7	178
Novagold Resources, Inc.* (Metals & Mining)	297	2,670

Small-Cap ProFund:: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	43	$5,664
Novavax, Inc.* (Biotechnology)	77	18,243
NOW, Inc.* (Trading Companies & Distributors)	137	1,345
Nurix Therapeutics, Inc.* (Biotechnology)	30	1,045
NuVasive, Inc.* (Health Care Equipment & Supplies)	64	4,573
NV5 Global, Inc.* (Construction & Engineering)	14	1,262
NVE Corp. (Semiconductors & Semiconductor Equipment)	6	459
Nymox Pharmaceutical Corp.* (Biotechnology)	53	105
Oak Valley Bancorp (Banks)	9	160
Oceaneering International, Inc.* (Energy Equipment & Services)	124	1,333
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	74	1,692
Oconee Federal Financial Corp. (Thrifts & Mortgage Finance)	1	23
Ocular Therapeutix, Inc.* (Pharmaceuticals)	91	1,673
Odonate Therapeutics, Inc.* (Pharmaceuticals)	20	67
Office Properties Income Trust (Equity Real Estate Investment Trusts)	60	1,665
OFG Bancorp (Banks)	63	1,492
Ohio Valley Banc Corp. (Banks)	5	112
O-I Glass, Inc.* (Containers & Packaging)	196	3,232
Oil States International, Inc.* (Energy Equipment & Services)	75	421
Oil-Dri Corp. of America (Household Products)	6	210
Old National Bancorp (Banks)	205	3,875
Old Second Bancorp, Inc. (Banks)	35	462
Olema Pharmaceuticals, Inc.* (Biotechnology)	15	421
Olympic Steel, Inc. (Metals & Mining)	11	320
Omega Flex, Inc. (Machinery)	4	636
Omeros Corp.* (Pharmaceuticals)	74	1,307
Omnicell, Inc.* (Health Care Technology)	53	7,686
ON24, Inc.* (Software)	11	484
Oncocyte Corp.* (Biotechnology)	89	457
Oncorus, Inc.* (Biotechnology)	9	144
ONE Gas, Inc. (Gas Utilities)	65	5,231
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	20	497
OneSpan, Inc.* (Software)	42	1,126
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	56	597
Onewater Marine, Inc.* (Specialty Retail)	13	666
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	59	4,043
Ontrak, Inc.* (Health Care Providers & Services)	10	326
Ooma, Inc.* (Diversified Telecommunication Services)	27	446
OP Bancorp (Thrifts & Mortgage Finance)	15	163
OPKO Health, Inc.* (Biotechnology)	496	2,034
Oportun Financial Corp.* (Consumer Finance)	25	543
Oppenheimer Holdings, Inc. - Class A (Capital Markets)	12	614
OptimizeRx Corp.* (Health Care Technology)	20	1,009
Optinose, Inc.* (Pharmaceuticals)	44	157
Option Care Health, Inc.* (Health Care Providers & Services)	107	2,042
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	89	814
ORBCOMM, Inc.* (Diversified Telecommunication Services)	92	1,054
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	107	589
Organogenesis Holdings, Inc.* (Biotechnology)	31	693
Orgenesis, Inc.* (Biotechnology)	24	113
ORIC Pharmaceuticals, Inc.* (Biotechnology)	28	676
Origin Bancorp, Inc. (Banks)	27	1,181
Orion Energy Systems, Inc.* (Electrical Equipment)	34	205
Orion Engineered Carbons SA* (Chemicals)	75	1,490
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	55	3,983
Orrstown Financial Services, Inc. (Banks)	14	332
Ortho Clinical Diagnostics Holdings PLC* (Health Care Equipment & Supplies)	110	2,166
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	23	1,020
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	16	936
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	21	2,028
Osmotica Pharmaceuticals PLC*(a) (Pharmaceuticals)	16	46
Otter Tail Corp. (Electric Utilities)	51	2,409
Outset Medical, Inc.* (Health Care Equipment & Supplies)	12	719
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	82	181
Overstock.com, Inc.* (Internet & Direct Marketing Retail)	53	4,319
Ovid Therapeutics, Inc.* (Biotechnology)	59	217
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	327	7,824
Owens & Minor, Inc. (Health Care Providers & Services)	91	3,284
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	20	1,825
Oyster Point Pharma, Inc.* (Biotechnology)	8	165
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	228	6,805
Pacific Premier Bancorp, Inc. (Banks)	100	4,403
Pacira BioSciences, Inc.* (Pharmaceuticals)	53	3,348
Pactiv Evergreen, Inc. (Containers & Packaging)	49	721
PAE, Inc.* (Aerospace & Defense)	74	664
Palomar Holdings, Inc.* (Insurance)	25	1,759

Small-Cap ProFund:: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
PAM Transportation Services, Inc.* (Road & Rail)	2	$116
Pangaea Logistics Solutions, Ltd. (Marine)	13	50
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	41	3,966
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	50	760
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	24	1,971
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	54	413
Park Aerospace Corp. (Aerospace & Defense)	25	337
Park City Group, Inc.* (Software)	15	79
Park National Corp. (Banks)	18	2,252
Parke BanCorp, Inc. (Banks)	13	275
Park-Ohio Holdings Corp. (Machinery)	11	399
Parsons Corp.* (Aerospace & Defense)	28	1,241
Partners Bancorp (Banks)	12	91
Passage Bio, Inc.* (Biotechnology)	36	675
Patrick Industries, Inc. (Building Products)	28	2,509
Patterson Cos., Inc. (Health Care Providers & Services)	106	3,407
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	229	1,548
PAVmed, Inc.* (Health Care Equipment & Supplies)	78	356
Paysign, Inc.* (IT Services)	39	149
PBF Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	121	1,716
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	14	635
PCB BanCorp (Banks)	16	253
PCSB Financial Corp. (Thrifts & Mortgage Finance)	18	315
PCTEL, Inc. (Communications Equipment)	22	147
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	124	4,527
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	36	638
PDL Community Bancorp* (Thrifts & Mortgage Finance)	9	100
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	78	289
Peapack Gladstone Financial Corp. (Banks)	23	736
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	162	3,869
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	194	17,289
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	19	259
Penns Woods Bancorp, Inc. (Banks)	9	216
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	52	3,131
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	122	2,446
Peoples Bancorp of North Carolina, Inc. (Banks)	6	140
Peoples Bancorp, Inc. (Banks)	23	769
Peoples Financial Services Corp. (Banks)	9	384
Perdoceo Education Corp.* (Diversified Consumer Services)	86	1,003
Perficient, Inc.* (IT Services)	41	2,690
Performance Food Group Co.* (Food & Staples Retailing)	163	9,569
Personalis, Inc.* (Life Sciences Tools & Services)	33	813
Perspecta, Inc. (IT Services)	174	5,093
Petiq, Inc.* (Health Care Providers & Services)	27	1,150
PetMed Express, Inc. (Internet & Direct Marketing Retail)	24	706
PFSweb, Inc.* (IT Services)	20	146
PGT Innovations, Inc.* (Building Products)	71	1,869
PhaseBio Pharmaceuticals, Inc.* (Biotechnology)	19	58
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	14	539
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	25	613
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	77	978
Phreesia, Inc.* (Health Care Technology)	42	2,174
Physicians Realty Trust (Equity Real Estate Investment Trusts)	260	4,870
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	155	2,886
Pieris Pharmaceuticals, Inc.* (Biotechnology)	66	143
Ping Identity Holding Corp.* (Software)	46	1,117
Pioneer Bancorp, Inc.* (Thrifts & Mortgage Finance)	14	165
Piper Sandler Cos. (Capital Markets)	22	2,552
Pitney Bowes, Inc. (Commercial Services & Supplies)	216	1,614
Pixelworks, Inc.* (Semiconductors & Semiconductor Equipment)	57	168
PJT Partners, Inc. - Class A (Capital Markets)	29	2,132
Plantronics, Inc.* (Communications Equipment)	43	1,720
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	33	295
Plexus Corp.* (Electronic Equipment, Instruments & Components)	35	3,235
Pliant Therapeutics, Inc.* (Pharmaceuticals)	30	1,005
Plug Power, Inc.* (Electrical Equipment)	514	14,653
Plumas BanCorp (Banks)	6	159
Plymouth Industrial REIT, Inc. (Equity Real Estate Investment Trusts)	31	578
PMV Pharmaceuticals, Inc.* (Pharmaceuticals)	17	573
PNM Resources, Inc. (Electric Utilities)	107	5,282
Portland General Electric Co. (Electric Utilities)	112	5,696
Poseida Therapeutics, Inc.* (Biotechnology)	41	384
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	82	4,868
Powell Industries, Inc. (Electrical Equipment)	11	388

Small-Cap ProFund:: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	74	$6,128
Powerfleet, Inc.* (Electronic Equipment, Instruments & Components)	41	310
PQ Group Holdings, Inc. (Chemicals)	48	672
PRA Group, Inc.* (Consumer Finance)	56	2,110
Praxis Precision Medicines, Inc.* (Biotechnology)	14	429
Precigen, Inc.* (Biotechnology)	87	673
Precision BioSciences, Inc.* (Biotechnology)	58	539
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	59	602
Preferred Bank (Banks)	17	1,114
Preformed Line Products Co. (Electrical Equipment)	4	265
Prelude Therapeutics, Inc.* (Biotechnology)	12	497
Premier Financial Bancorp, Inc. (Banks)	16	303
Premier Financial Corp. (Thrifts & Mortgage Finance)	46	1,453
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	63	2,744
PriceSmart, Inc. (Food & Staples Retailing)	28	2,353
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	1	42
Primis Financial Corp. (Banks)	25	359
Primo Water Corp. (Beverages)	195	3,263
Primoris Services Corp. (Construction & Engineering)	60	1,960
Priority Technology Holdings, Inc.* (IT Services)	10	70
ProAssurance Corp. (Insurance)	67	1,675
Professional Holding Corp.* - Class A (Banks)	14	241
PROG Holdings, Inc.* (Consumer Finance)	84	4,278
Progenity, Inc.* (Health Care Providers & Services)	22	70
Progress Software Corp. (Software)	55	2,401
Progyny, Inc.* (Health Care Providers & Services)	33	1,878
ProPetro Holding Corp.* (Energy Equipment & Services)	100	963
PROS Holdings, Inc.* (Software)	50	2,149
ProSight Global, Inc.* (Insurance)	12	153
Protagonist Therapeutics, Inc.* (Biotechnology)	44	1,273
Protara Therapeutics, Inc.* (Biotechnology)	5	56
Protective Insurance Corp. - Class B (Insurance)	11	253
Prothena Corp. PLC* (Biotechnology)	38	1,009
Proto Labs, Inc.* (Machinery)	33	3,698
Provention Bio, Inc.* (Pharmaceuticals)	66	475
Provident BanCorp, Inc. (Thrifts & Mortgage Finance)	21	344
Provident Financial Holdings, Inc. (Thrifts & Mortgage Finance)	7	114
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	89	2,098
Prudential Bancorp, Inc. (Thrifts & Mortgage Finance)	9	125
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	25	4,059
PTC Therapeutics, Inc.* (Biotechnology)	77	3,173
Pulmonx Corp.* (Health Care Equipment & Supplies)	14	658
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	18	347
Puma Biotechnology, Inc.* (Biotechnology)	38	375
Pure Cycle Corp.* (Water Utilities)	24	366
Purple Innovation, Inc.* (Household Durables)	40	1,363
Pzena Investment Management, Inc. - Class A (Capital Markets)	21	221
Q2 Holdings, Inc.* (Software)	63	6,553
QAD, Inc. (Software)	15	1,060
QCR Holdings, Inc. (Banks)	18	868
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	80	5,319
Quad/Graphics, Inc.* (Commercial Services & Supplies)	41	148
Quaker Chemical Corp. (Chemicals)	17	4,120
Qualys, Inc.* (Software)	42	4,257
Quanex Building Products Corp. (Building Products)	41	1,119
Quanterix Corp.* (Life Sciences Tools & Services)	30	1,834
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	52	443
QuinStreet, Inc.* (Interactive Media & Services)	60	1,216
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	108	1,765
Quotient, Ltd.* (Health Care Equipment & Supplies)	90	353
R1 RCM, Inc.* (Health Care Providers & Services)	135	3,683
Rackspace Technology, Inc.* (IT Services)	43	1,069
Radian Group, Inc. (Thrifts & Mortgage Finance)	239	5,889
Radiant Logistics, Inc.* (Air Freight & Logistics)	49	327
Radius Health, Inc.* (Biotechnology)	57	1,271
RadNet, Inc.* (Health Care Providers & Services)	54	1,206
Rafael Holdings, Inc.* - Class B (Real Estate Management & Development)	12	496
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	142	2,695
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	267	2,622
Ranpak Holdings Corp.* (Containers & Packaging)	36	692
Rapid7, Inc.* (Software)	65	5,281
RAPT Therapeutics, Inc.* (Biotechnology)	14	307
Raven Industries, Inc. (Industrial Conglomerates)	44	1,787
Rayonier Advanced Materials, Inc.* (Chemicals)	77	700
RBB Bancorp (Banks)	21	443

Small-Cap ProFund:: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
RBC Bearings, Inc.* (Machinery)	31	$6,182
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	10	728
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	74	1,074
Realogy Holdings Corp.* (Real Estate Management & Development)	143	2,471
Recro Pharma, Inc.* (Biotechnology)	24	64
Red River Bancshares, Inc. (Banks)	6	334
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	19	691
Red Rock Resorts, Inc.* - Class A (Hotels, Restaurants & Leisure)	82	3,004
Red Violet, Inc.* (Professional Services)	8	166
Redfin Corp.* (Real Estate Management & Development)	124	8,778
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	140	1,555
REGENXBIO, Inc.* (Biotechnology)	48	1,665
Regional Management Corp. (Consumer Finance)	10	387
Regis Corp.* (Diversified Consumer Services)	29	375
Relay Therapeutics, Inc.* (Biotechnology)	57	1,807
Reliant Bancorp, Inc. (Banks)	19	525
Relmada Therapeutics, Inc.* (Pharmaceuticals)	18	694
Renasant Corp. (Banks)	68	2,865
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	54	2,998
Rent-A-Center, Inc. (Specialty Retail)	61	3,511
Repay Holdings Corp.* (IT Services)	83	1,897
Replimune Group, Inc.* (Biotechnology)	30	1,098
Repro-Med Systems, Inc.* (Health Care Equipment & Supplies)	34	128
Republic Bancorp, Inc. - Class A (Banks)	12	539
Republic First Bancorp, Inc.* (Banks)	56	223
Research Frontiers, Inc.* (Electronic Equipment, Instruments & Components)	33	84
Resideo Technologies, Inc.* (Building Products)	180	5,402
Resonant, Inc.* (Communications Equipment)	63	206
Resources Connection, Inc. (Professional Services)	39	550
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	144	2,534
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	268	3,144
Retail Value, Inc. (Equity Real Estate Investment Trusts)	20	373
Retractable Technologies, Inc.*(a) (Health Care Equipment & Supplies)	17	165
REV Group, Inc.* (Machinery)	34	620
Revance Therapeutics, Inc.* (Pharmaceuticals)	79	2,300
Revlon, Inc.* - Class A (Personal Products)	9	107
REVOLUTION Medicines, Inc.* (Biotechnology)	53	1,759
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	7	565
Rexnord Corp. (Machinery)	150	7,491
RGC Resources, Inc. (Gas Utilities)	10	217
RH* (Specialty Retail)	20	13,761
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	48	1,035
Ribbon Communications, Inc.* (Communications Equipment)	85	574
Richmond Mutual Bancorp, Inc. (Banks)	15	205
Rigel Pharmaceuticals, Inc.* (Biotechnology)	212	789
Rimini Street, Inc.* (Software)	29	228
Rite Aid Corp.* (Food & Staples Retailing)	68	1,191
Riverview Bancorp, Inc. (Thrifts & Mortgage Finance)	26	179
RLI Corp. (Insurance)	49	5,462
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	205	3,309
Rocket Pharmaceuticals, Inc.* (Biotechnology)	47	2,154
Rockwell Medical, Inc.*(a) (Health Care Equipment & Supplies)	87	84
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	9	474
Rogers Corp.* (Electronic Equipment, Instruments & Components)	23	4,504
RPC, Inc.* (Energy Equipment & Services)	72	350
RPT Realty (Equity Real Estate Investment Trusts)	101	1,284
Rubius Therapeutics, Inc.* (Biotechnology)	45	1,126
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	52	2,567
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	8	350
Ruth's Hospitality Group, Inc.* (Hotels, Restaurants & Leisure)	40	1,044
Ryerson Holding Corp.* (Metals & Mining)	20	318
Ryman Hospitality Properties, Inc.* - Class I (Equity Real Estate Investment Trusts)	63	4,955
S&T Bancorp, Inc. (Banks)	48	1,582
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	256	4,652
Safe Bulkers, Inc.* (Marine)	65	233
Safeguard Scientifics, Inc.* (Capital Markets)	25	154
Safehold, Inc. (Equity Real Estate Investment Trusts)	22	1,556
Safety Insurance Group, Inc. (Insurance)	18	1,477
Saga Communications, Inc.* - Class A (Media)	5	113
Saia, Inc.* (Road & Rail)	33	7,738
Sailpoint Technologies Holding, Inc.* (Software)	110	5,371
Salisbury Bancorp, Inc. (Banks)	3	139
Sally Beauty Holdings, Inc.* (Specialty Retail)	141	2,830
Sanderson Farms, Inc. (Food Products)	25	4,113
Sandy Spring Bancorp, Inc. (Banks)	58	2,631
Sangamo Therapeutics, Inc.* (Biotechnology)	144	1,696

Small-Cap ProFund:: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	80	$3,267
Sapiens International Corp. N.V. (Software)	34	1,100
Satsuma Pharmaceuticals, Inc.* (Pharmaceuticals)	11	58
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	15	648
Savara, Inc.* (Biotechnology)	60	114
SB Financial Group, Inc. (Banks)	8	143
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	32	967
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	33	1,558
Scholar Rock Holding Corp.* (Biotechnology)	32	1,035
Scholastic Corp. (Media)	36	1,092
Schrodinger, Inc.* (Health Care Technology)	38	2,897
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	39	1,781
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	71	4,155
Scopus Biopharma, Inc.* (Biotechnology)	7	51
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	63	1,143
scPharmaceuticals, Inc.* (Pharmaceuticals)	9	58
Sculptor Capital Management, Inc. (Capital Markets)	23	523
SeaChange International, Inc.* (Software)	38	43
Seacoast Banking Corp.* (Banks)	64	2,326
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	33	687
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	63	3,450
SecureWorks Corp.* - Class A (Software)	11	143
Security National Financial Corp.* - Class A (Thrifts & Mortgage Finance)	12	101
Seer, Inc.* (Life Sciences Tools & Services)	18	917
Select Bancorp, Inc.* (Banks)	19	224
Select Energy Services, Inc.* (Energy Equipment & Services)	74	357
Select Medical Holdings Corp.* (Health Care Providers & Services)	136	5,130
Selecta Biosciences, Inc.* (Biotechnology)	85	255
Selective Insurance Group, Inc. (Insurance)	74	5,635
Selectquote, Inc.* (Insurance)	163	5,074
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	81	5,487
Seneca Foods Corp.* - Class A (Food Products)	8	368
Sensei Biotherapeutics, Inc.* (Biotechnology)	10	132
Sensient Technologies Corp. (Chemicals)	53	4,359
Seres Therapeutics, Inc.* (Biotechnology)	69	1,436
Seritage Growth Properties* - Class A (Equity Real Estate Investment Trusts)	42	722
Service Properties Trust (Equity Real Estate Investment Trusts)	205	2,525
ServiceSource International, Inc.* (IT Services)	110	163
ServisFirst Bancshares, Inc. (Banks)	61	3,858
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	118	916
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	44	4,785
Sharps Compliance Corp.* (Health Care Providers & Services)	18	315
Shattuck Labs, Inc.* (Biotechnology)	16	603
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	60	2,835
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	35	5,721
Shoe Carnival, Inc. (Specialty Retail)	12	719
Shore Bancshares, Inc. (Banks)	15	253
ShotSpotter, Inc.* (Software)	10	349
Shutterstock, Inc. (Internet & Direct Marketing Retail)	27	2,354
SI-BONE, Inc.* (Health Care Equipment & Supplies)	36	1,278
Siebert Financial Corp.* (Capital Markets)	14	56
Sientra, Inc.* (Health Care Equipment & Supplies)	65	446
Sierra Bancorp (Banks)	18	487
SIGA Technologies, Inc.* (Pharmaceuticals)	65	466
Sigilon Therapeutics, Inc.* (Biotechnology)	10	139
Signet Jewelers, Ltd.* (Specialty Retail)	65	3,884
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	54	7,611
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	34	2,079
Silverback Therapeutics, Inc.* (Biotechnology)	16	513
Silvercrest Asset Management Group, Inc. - Class A (Capital Markets)	12	167
Silvergate Capital Corp.* - Class A (Banks)	24	2,573
Simmons First National Corp. - Class A (Banks)	135	3,848
Simpson Manufacturing Co., Inc. (Building Products)	54	6,086
Simulations Plus, Inc. (Health Care Technology)	19	1,200
Sinclair Broadcast Group, Inc. - Class A (Media)	55	1,786
SiriusPoint, Ltd.* (Insurance)	105	1,111
SITE Centers Corp. (Equity Real Estate Investment Trusts)	191	2,817
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	55	9,865
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	15	1,388
SJW Corp. (Water Utilities)	33	2,163
Skyline Champion Corp.* (Household Durables)	66	2,932
SkyWest, Inc.* (Airlines)	62	3,079
Sleep Number Corp.* (Specialty Retail)	34	3,804
SM Energy Co. (Oil, Gas & Consumable Fuels)	142	2,244
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	18	831
SmartFinancial, Inc. (Banks)	17	403

Small-Cap ProFund:: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Smith & Wesson Brands, Inc. (Leisure Products)	69	$1,201
Smith Micro Software, Inc.* (Software)	43	242
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	36	394
Soleno Therapeutics, Inc.* (Biotechnology)	74	90
Solid Biosciences, Inc.* (Biotechnology)	35	178
Soliton, Inc.* (Health Care Equipment & Supplies)	9	161
Sonic Automotive, Inc. - Class A (Specialty Retail)	29	1,431
Sonos, Inc.* (Household Durables)	150	6,004
Sorrento Therapeutics, Inc.*(a) (Biotechnology)	312	2,568
South Jersey Industries, Inc. (Gas Utilities)	126	3,119
South Plains Financial, Inc. (Banks)	13	297
South State Corp. (Banks)	87	7,335
Southern First Bancshares, Inc.* (Banks)	9	464
Southern Missouri Bancorp, Inc. (Thrifts & Mortgage Finance)	9	377
Southside Bancshares, Inc. (Banks)	39	1,566
Southwest Gas Holdings, Inc. (Gas Utilities)	71	4,950
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	808	3,450
SP Plus Corp.* (Commercial Services & Supplies)	29	996
Spark Energy, Inc. - Class A (Electric Utilities)	15	159
SpartanNash Co. (Food & Staples Retailing)	44	852
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	180	560
Spero Therapeutics, Inc.* (Biotechnology)	26	358
Spire, Inc. (Gas Utilities)	63	4,746
Spirit Airlines, Inc.* (Airlines)	122	4,369
Spirit of Texas Bancshares, Inc. (Banks)	16	371
Spok Holdings, Inc. (Wireless Telecommunication Services)	22	226
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	53	931
SpringWorks Therapeutics, Inc.* (Biotechnology)	30	2,156
Sprout Social, Inc.* - Class A (Software)	35	2,320
Spruce Biosciences, Inc.* (Biotechnology)	9	146
SPS Commerce, Inc.* (Software)	44	4,507
SPX Corp.* (Machinery)	54	3,276
SPX FLOW, Inc. (Machinery)	53	3,529
SQZ Biotechnologies Co.* (Biotechnology)	6	74
STAAR Surgical Co.* (Health Care Equipment & Supplies)	57	7,810
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	199	7,265
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	21	4,313
Standard AVB Financial Corp. (Thrifts & Mortgage Finance)	5	164
Standard Motor Products, Inc. (Auto Components)	26	1,114
Standex International Corp. (Machinery)	15	1,422
Startek, Inc.* (IT Services)	22	179
State Auto Financial Corp. (Insurance)	22	415
Steelcase, Inc. - Class A (Commercial Services & Supplies)	108	1,490
Stepan Co. (Chemicals)	27	3,528
StepStone Group, Inc. - Class A (Capital Markets)	24	799
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	55	396
Sterling Bancorp, Inc.* (Thrifts & Mortgage Finance)	20	99
Sterling Construction Co., Inc.* (Construction & Engineering)	34	709
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	103	4,189
Stewart Information Services Corp. (Insurance)	33	1,935
Stifel Financial Corp. (Capital Markets)	125	8,649
Stitch Fix, Inc.* (Internet & Direct Marketing Retail)	74	3,206
Stock Yards Bancorp, Inc. (Banks)	25	1,279
Stoke Therapeutics, Inc.* (Biotechnology)	17	549
Stoneridge, Inc.* (Auto Components)	32	1,064
StoneX Group, Inc.* (Capital Markets)	21	1,334
Strategic Education, Inc. (Diversified Consumer Services)	30	2,251
Stratus Properties, Inc.* (Real Estate Management & Development)	7	246
Stride, Inc.* (Diversified Consumer Services)	50	1,432
Strongbridge BioPharma PLC* (Pharmaceuticals)	55	140
Sturm Ruger & Co., Inc. (Leisure Products)	21	1,364
Summit Financial Group, Inc. (Banks)	14	365
Summit Hotel Properties, Inc.* (Equity Real Estate Investment Trusts)	129	1,312
Summit Materials, Inc.* - Class A (Construction Materials)	143	4,116
Sumo Logic, Inc.* (Software)	18	351
SunCoke Energy, Inc. (Metals & Mining)	104	702
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	70	2,472
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	95	2,441
Sunrun, Inc.* (Electrical Equipment)	198	9,702
Sunstone Hotel Investors, Inc.* (Equity Real Estate Investment Trusts)	268	3,527
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	54	1,999
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	13	328
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	61	1,857
Surgalign Holdings, Inc.* (Health Care Equipment & Supplies)	124	224
Surgery Partners, Inc.* (Health Care Providers & Services)	32	1,542
Surmodics, Inc.* (Health Care Equipment & Supplies)	17	909
Sutro BioPharma, Inc.* (Biotechnology)	41	841
SVMK, Inc.* (Software)	153	2,752

Small-Cap ProFund:: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
SWK Holdings Corp.* (Diversified Financial Services)	4	$63
Sykes Enterprises, Inc.* (IT Services)	48	2,104
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	44	6,154
Synchronoss Technologies, Inc.* (Software)	49	164
Syndax Pharmaceuticals, Inc.* (Biotechnology)	39	622
Syros Pharmaceuticals, Inc.* (Biotechnology)	59	356
Systemax, Inc. (Trading Companies & Distributors)	15	641
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	26	1,237
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	23	1,318
Talis Biomedical Corp.* (Health Care Equipment & Supplies)	17	204
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	17	190
Tanger Factory Outlet Centers, Inc.(a) (Equity Real Estate Investment Trusts)	113	1,972
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	37	103
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	8	246
Taylor Morrison Home Corp.* (Household Durables)	158	4,931
Taysha Gene Therapies, Inc.* (Biotechnology)	11	284
TCR2 Therapeutics, Inc.* (Biotechnology)	36	818
Team, Inc.* (Commercial Services & Supplies)	37	365
TechTarget, Inc.* (Media)	30	2,301
TEGNA, Inc. (Media)	274	5,497
Tejon Ranch Co.* (Real Estate Management & Development)	26	411
Tela Bio, Inc.* (Health Care Equipment & Supplies)	9	123
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	210	465
Telos Corp.* (Software)	21	697
Tenable Holdings, Inc.* (Software)	89	3,337
Tenet Healthcare Corp.* (Health Care Providers & Services)	130	7,704
Tennant Co. (Machinery)	23	1,815
Tenneco, Inc.* (Auto Components)	64	644
Terex Corp. (Machinery)	84	3,947
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	11	242
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	84	5,420
Territorial Bancorp, Inc. (Thrifts & Mortgage Finance)	10	252
Tetra Tech, Inc. (Commercial Services & Supplies)	67	8,550
Texas Capital Bancshares, Inc.* (Banks)	63	4,324
Texas Roadhouse, Inc.* - Class A (Hotels, Restaurants & Leisure)	82	8,776
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	62	1,588
TG Therapeutics, Inc.* (Biotechnology)	152	6,795
The Andersons, Inc. (Food & Staples Retailing)	39	1,120
The Bancorp, Inc.* (Banks)	64	1,421
The Bank of Nt Butterfield & Son, Ltd. (Banks)	63	2,471
The Bank of Princeton (Banks)	7	209
The Brink's Co. (Commercial Services & Supplies)	61	4,875
The Buckle, Inc. (Specialty Retail)	36	1,510
The Cato Corp.* - Class A (Specialty Retail)	25	335
The Cheesecake Factory, Inc.* (Hotels, Restaurants & Leisure)	53	3,317
The Children's Place, Inc.* (Specialty Retail)	18	1,410
The Community Financial Corp. (Banks)	6	217
The Container Store Group, Inc.* (Specialty Retail)	40	564
The E.W. Scripps Co. - Class A (Media)	70	1,513
The Eastern Co. (Machinery)	7	198
The Ensign Group, Inc. (Health Care Providers & Services)	64	5,494
The ExOne Co.* (Machinery)	18	419
The First Bancorp, Inc. (Banks)	13	368
The GEO Group, Inc.(a) (Equity Real Estate Investment Trusts)	147	810
The Goodyear Tire & Rubber Co.* (Auto Components)	288	4,956
The Greenbrier Cos., Inc. (Machinery)	40	1,890
The Hackett Group, Inc. (IT Services)	31	516
The Joint Corp.* (Health Care Providers & Services)	17	943
The Lovesac Co.* (Household Durables)	12	879
The Macerich Co. (Equity Real Estate Investment Trusts)	187	2,579
The Manitowoc Co., Inc.* (Machinery)	42	961
The Marcus Corp.* (Entertainment)	28	559
The ODP Corp.* (Specialty Retail)	66	2,668
The Pennant Group, Inc.* (Health Care Providers & Services)	32	1,293
The RealReal, Inc.* (Internet & Direct Marketing Retail)	79	1,957
The RMR Group, Inc. - Class A (Real Estate Management & Development)	19	752
The Shyft Group, Inc. (Machinery)	43	1,523
The Simply Good Foods Co.* (Food Products)	106	3,662
The St Joe Co. (Real Estate Management & Development)	41	1,877
TherapeuticsMD, Inc.*(a) (Pharmaceuticals)	421	509
Theravance Biopharma, Inc.* (Pharmaceuticals)	58	1,145
Thermon Group Holdings, Inc.* (Electrical Equipment)	41	783
Tidewater, Inc.* (Energy Equipment & Services)	50	613
Tilly's, Inc.* - Class A (Specialty Retail)	28	338
Timberland Bancorp, Inc. (Thrifts & Mortgage Finance)	9	253

Small-Cap ProFund:: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
TimkenSteel Corp.* (Metals & Mining)	56	$673
Tiptree, Inc. (Insurance)	31	310
Titan Machinery, Inc.* (Trading Companies & Distributors)	24	627
Tivity Health, Inc.* (Health Care Providers & Services)	54	1,306
Tompkins Financial Corp. (Banks)	18	1,407
Tootsie Roll Industries, Inc. (Food Products)	20	631
TopBuild Corp.* (Household Durables)	41	9,117
TowneBank (Banks)	84	2,602
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	75	935
TPI Composites, Inc.* (Electrical Equipment)	38	2,020
Transcat, Inc.* (Trading Companies & Distributors)	9	450
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	2	40
Translate Bio, Inc.* (Biotechnology)	85	1,974
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	31	890
Transocean, Ltd.* (Energy Equipment & Services)	730	2,351
Travere Therapeutics, Inc.* (Biotechnology)	69	1,706
Trean Insurance Group, Inc.* (Insurance)	15	262
Trecora Resources* (Chemicals)	30	228
Tredegar Corp. (Chemicals)	33	482
Tri Pointe Homes, Inc.* (Household Durables)	157	3,740
Tribune Publishing Co.* (Media)	19	331
Tricida, Inc.* (Pharmaceuticals)	35	163
TriCo Bancshares (Banks)	33	1,527
TriMas Corp.* (Machinery)	51	1,624
TriNet Group, Inc.* (Professional Services)	51	4,014
Trinseo SA (Chemicals)	48	2,972
Triple-S Management Corp.* (Health Care Providers & Services)	28	664
TriState Capital Holdings, Inc.* (Banks)	34	812
Triton International, Ltd. (Trading Companies & Distributors)	75	3,763
Triumph Bancorp, Inc.* (Banks)	28	2,482
Triumph Group, Inc.* (Aerospace & Defense)	64	1,083
Tronox Holdings PLC - Class A (Chemicals)	136	2,883
TrueBlue, Inc.* (Professional Services)	44	1,245
TrueCar, Inc.* (Interactive Media & Services)	128	589
Trupanion, Inc.* (Insurance)	38	3,082
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	118	863
Trustmark Corp. (Banks)	79	2,560
TTEC Holdings, Inc. (IT Services)	23	2,340
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	125	1,875
Tucows, Inc.* (IT Services)	12	943
Tupperware Brands Corp.* (Household Durables)	61	1,487
Turning Point Brands, Inc. (Tobacco)	15	732
Turning Point Therapeutics, Inc.* (Biotechnology)	46	3,507
Turtle Beach Corp.* (Household Durables)	18	500
Tutor Perini Corp.* (Construction & Engineering)	51	821
Twist Bioscience Corp.* (Biotechnology)	59	7,916
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	342	2,668
Tyme Technologies, Inc.* (Biotechnology)	87	135
U.S. Concrete, Inc.* (Construction Materials)	20	1,268
U.S. Ecology, Inc.* (Commercial Services & Supplies)	39	1,656
U.S. Lime & Minerals, Inc. (Construction Materials)	3	415
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	16	1,799
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	92	980
UFP Industries, Inc. (Building Products)	75	6,303
UFP Technologies, Inc.* (Containers & Packaging)	9	451
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	50	2,554
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	79	8,819
Ultralife Corp.* (Electrical Equipment)	11	87
UMB Financial Corp. (Banks)	54	5,239
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	46	990
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	17	460
UniFirst Corp. (Commercial Services & Supplies)	19	4,260
Unisys Corp.* (IT Services)	77	1,848
United Bankshares, Inc. (Banks)	155	6,086
United Community Banks, Inc. (Banks)	97	3,174
United Fire Group, Inc. (Insurance)	26	787
United Insurance Holdings Corp. (Insurance)	25	140
United Natural Foods, Inc.* (Food & Staples Retailing)	70	2,580
United Security Bancshares/Fresno CA (Banks)	17	141
United States Steel Corp. (Metals & Mining)	326	7,501
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	241	2,747
Unitil Corp. (Multi-Utilities)	18	1,037
Unity BanCorp, Inc. (Banks)	9	198
UNITY Biotechnology, Inc.* (Biotechnology)	44	219
Universal Corp. (Tobacco)	30	1,687
Universal Electronics, Inc.* (Household Durables)	17	966
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	16	1,071
Universal Insurance Holdings, Inc. (Insurance)	34	474
Universal Logistics Holdings, Inc. (Road & Rail)	10	250
Universal Technical Institute, Inc.* (Diversified Consumer Services)	40	225

Small-Cap ProFund:: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Univest Financial Corp. (Banks)	36	$1,005
Upland Software, Inc.* (Software)	33	1,635
Upwork, Inc.* (Professional Services)	116	5,343
Uranium Energy Corp.*(a) (Oil, Gas & Consumable Fuels)	243	705
Urban Edge Properties (Equity Real Estate Investment Trusts)	145	2,733
Urban Outfitters, Inc.* (Specialty Retail)	86	3,087
UroGen Pharma, Ltd.* (Biotechnology)	24	467
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	37	672
US Xpress Enterprises, Inc.* - Class A (Road & Rail)	28	287
USANA Health Sciences, Inc.* (Personal Products)	14	1,260
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	4	349
Valley National Bancorp (Banks)	497	6,843
Value Line, Inc. (Capital Markets)	1	31
Vanda Pharmaceuticals, Inc.* (Biotechnology)	67	1,112
Vapotherm, Inc.* (Health Care Equipment & Supplies)	24	528
Varex Imaging Corp.* (Health Care Equipment & Supplies)	48	1,140
Varonis Systems, Inc.* (Software)	127	6,725
Vaxart, Inc.* (Biotechnology)	65	701
Vaxcyte, Inc.* (Pharmaceuticals)	36	669
VBI Vaccines, Inc.* (Biotechnology)	225	709
Vector Group, Ltd. (Tobacco)	174	2,271
Vectrus, Inc.* (Aerospace & Defense)	14	733
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	61	1,404
Venus Concept, Inc.* (Health Care Equipment & Supplies)	32	61
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	26	289
Veracyte, Inc.* (Biotechnology)	83	4,129
Verastem, Inc.* (Biotechnology)	213	654
Vericel Corp.* (Biotechnology)	57	3,558
Vericity, Inc.* (Insurance)	2	22
Verint Systems, Inc.* (Software)	81	3,934
Veritex Holdings, Inc. (Banks)	59	1,993
Veritiv Corp.* (Trading Companies & Distributors)	18	754
Veritone, Inc.* (Software)	33	796
Verra Mobility Corp.* - Class C (IT Services)	167	2,244
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	16	211
Verso Corp. - Class A (Paper & Forest Products)	39	602
Veru, Inc.* (Personal Products)	68	601
Viad Corp.* (Commercial Services & Supplies)	25	1,042
Viant Technology, Inc.* - Class A (Software)	13	427
Viavi Solutions, Inc.* (Communications Equipment)	285	4,663
Vicor Corp.* (Electrical Equipment)	24	2,214
Vidler Water Resouces, Inc.* (Commercial Services & Supplies)	21	190
Viemed Healthcare, Inc.* (Health Care Providers & Services)	44	443
ViewRay, Inc.* (Health Care Equipment & Supplies)	151	726
Viking Therapeutics, Inc.* (Biotechnology)	82	524
Village Super Market, Inc. - Class A (Food & Staples Retailing)	11	268
Vir Biotechnology, Inc.* (Biotechnology)	67	3,199
VirnetX Holding Corp. (Software)	79	368
Virtus Investment Partners, Inc. (Capital Markets)	9	2,461
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	166	4,079
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	16	510
Vista Outdoor, Inc.* (Leisure Products)	73	2,381
Visteon Corp.* (Auto Components)	35	4,263
Vital Farms, Inc.* (Food Products)	30	730
Vivint Smart Home, Inc.* (Diversified Consumer Services)	100	1,198
Vocera Communications, Inc.* (Health Care Technology)	40	1,447
VolitionRX, Ltd.* (Health Care Equipment & Supplies)	37	124
Vonage Holdings Corp.* (Diversified Telecommunication Services)	293	3,970
Vor BioPharma, Inc.* (Biotechnology)	14	395
VOXX International Corp.* (Auto Components)	25	426
Voyager Therapeutics, Inc.* (Biotechnology)	32	154
VSE Corp. (Commercial Services & Supplies)	13	561
vTv Therapeutics, Inc.* - Class A (Biotechnology)	15	38
VYNE Therapeutics, Inc.* (Pharmaceuticals)	45	222
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	118	388
Wabash National Corp. (Machinery)	66	1,162
Waitr Holdings, Inc.* (Internet & Direct Marketing Retail)	104	256
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	35	3,880
Warrior Met Coal, Inc. (Metals & Mining)	64	1,014
Washington Federal, Inc. (Thrifts & Mortgage Finance)	94	3,060
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	106	2,461
Washington Trust Bancorp, Inc. (Banks)	21	1,072
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	27	532
Watford Holdings, Ltd.* (Insurance)	21	732
Watts Water Technologies, Inc. - Class A (Machinery)	34	4,235
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	41	252
WD-40 Co. (Household Products)	17	4,228
Weis Markets, Inc. (Food & Staples Retailing)	12	622

Small-Cap ProFund:: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Welbilt, Inc.* (Machinery)	163	$3,641
Werner Enterprises, Inc. (Road & Rail)	75	3,467
WesBanco, Inc. (Banks)	81	2,939
WESCO International, Inc.* (Trading Companies & Distributors)	62	5,687
West Bancorp, Inc. (Banks)	20	525
Westamerica Bancorp (Banks)	33	2,092
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	74	234
Western New England Bancorp, Inc. (Thrifts & Mortgage Finance)	28	227
Westwood Holdings Group, Inc. (Capital Markets)	10	181
Weyco Group, Inc. (Distributors)	8	157
Whitestone REIT (Equity Real Estate Investment Trusts)	50	489
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1	40
WideOpenWest, Inc.* (Media)	65	915
Willdan Group, Inc.* (Professional Services)	13	496
Willis Lease Finance Corp.* (Trading Companies & Distributors)	4	171
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	216	6,322
Wingstop, Inc. (Hotels, Restaurants & Leisure)	37	5,861
Winmark Corp. (Specialty Retail)	4	770
Winnebago Industries, Inc. (Automobiles)	39	3,118
WisdomTree Investments, Inc. (Capital Markets)	174	1,181
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	101	4,214
Workhorse Group, Inc.*(a) (Auto Components)	118	1,462
Workiva, Inc.* (Software)	50	4,700
World Acceptance Corp.* (Consumer Finance)	5	654
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	78	2,413
Worthington Industries, Inc. (Metals & Mining)	44	2,871
Wrap Technologies, Inc.* (Electronic Equipment, Instruments & Components)	14	82
WSFS Financial Corp. (Thrifts & Mortgage Finance)	59	3,014
WW International, Inc.* (Diversified Consumer Services)	59	1,637
X4 Pharmaceuticals, Inc.* (Biotechnology)	20	168
XBiotech, Inc.* (Biotechnology)	18	307
Xencor, Inc.* (Biotechnology)	69	2,937
Xenia Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	142	2,759
Xeris Pharmaceuticals, Inc.*(a) (Pharmaceuticals)	57	218
XOMA Corp.* (Biotechnology)	8	304
XPEL, Inc.* (Auto Components)	21	1,346
Xperi Holding Corp. (Software)	130	2,672
Yelp, Inc.* (Interactive Media & Services)	90	3,537
YETI Holdings, Inc.* (Leisure Products)	100	8,543
Yext, Inc.* (Software)	131	1,827
Y-mAbs Therapeutics, Inc.* (Biotechnology)	38	1,143
York Water Co. (Water Utilities)	16	826
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	36	2,136
ZIOPHARM Oncology, Inc.* (Biotechnology)	266	920
Zix Corp.* (Software)	68	536
Zogenix, Inc.* (Pharmaceuticals)	69	1,303
Zumiez, Inc.* (Specialty Retail)	26	1,117
Zuora, Inc.* - Class A (Software)	129	2,090
Zynex, Inc.*(a) (Health Care Equipment & Supplies)	23	340

TOTAL COMMON STOCKS
(Cost $2,158,748)		3,582,485

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	290	$—

TOTAL TRUST
(Cost $—)		—

Contingent Escrow Shares (0.0%)

	Shares	Value
Wright Medical Group, Inc.*+(b) (Health Care Equipment & Supplies)	111	$—

TOTAL CONTINGENT ESCROW SHARES
(Cost $—)		—

Repurchase Agreements(c)(d) (41.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $4,555,000	$4,555,000	$4,555,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,555,000)		4,555,000

Collateral for Securities Loaned(e) (0.3%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.05%(f)	29,200	$29,200
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $29,200)		29,200
TOTAL INVESTMENT SECURITIES
(Cost $6,742,948) - 73.5%		8,166,685
Net other assets (liabilities) - 26.5%		2,949,598

NET ASSETS - 100.0%		$11,116,283

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of April 30, 2021, these securities represented 0.00% of the net assets of the Fund.

Small-Cap ProFund:: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

(a)	All or part of this security was on loan as of April 30, 2021. The total value of securities on loan as of April 30, 2021 was $27,798.
(b)	On November 12, 2020, Stryker Corp. acquired Wright Medical Group. As part of the acquisition, $1.85 per acquired share was allocated 1:1 to Escrow Shares, contingent on whether the $1.85 per share is determined to be payable to the Dutch Government; otherwise, the value of the Escrow Shares will be remitted to pre-acquisition shareholders of Wright Medical Group.
(c)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $537,000.
(e)	Securities were purchased with cash collateral held from securities on loan at April 30, 2021.
(f)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2021.

Small-Cap ProFund:: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	1	6/21/21	$113,075	$946

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	5/27/21	0.33%	$2,863,387	$(43,888)
Russell 2000 Index	UBS AG	5/27/21	0.08%	4,564,630	(22,898)
				$7,428,017	$(66,786)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Small-Cap ProFund:: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Small-Cap ProFund invested in the following industries as of April 30, 2021:

	Value	% of Net Assets
Aerospace & Defense	$27,935	0.2%
Air Freight & Logistics	11,197	0.1%
Airlines	13,211	0.1%
Auto Components	51,047	0.5%
Automobiles	3,118	NM
Banks	305,901	2.8%
Beverages	10,231	0.1%
Biotechnology	348,526	3.0%
Building Products	66,073	0.6%
Capital Markets	54,509	0.5%
Chemicals	61,586	0.6%
Commercial Services & Supplies	66,781	0.6%
Communications Equipment	27,169	0.2%
Construction & Engineering	56,601	0.5%
Construction Materials	6,644	0.1%
Consumer Finance	25,220	0.2%
Containers & Packaging	8,466	0.1%
Distributors	3,244	NM
Diversified Consumer Services	16,423	0.1%
Diversified Financial Services	5,921	0.1%
Diversified Telecommunication Services	22,049	0.2%
Electric Utilities	21,575	0.2%
Electrical Equipment	51,252	0.5%
Electronic Equipment, Instruments & Components	74,377	0.7%
Energy Equipment & Services	24,731	0.2%
Entertainment	11,512	0.1%
Equity Real Estate Investment Trusts	197,377	1.8%
Food & Staples Retailing	28,969	0.3%
Food Products	52,082	0.5%
Gas Utilities	30,674	0.3%
Health Care Equipment & Supplies	121,259	1.1%
Health Care Providers & Services	95,080	0.9%
Health Care Technology	40,870	0.4%
Hotels, Restaurants & Leisure	145,322	1.3%
Household Durables	80,678	0.7%
Household Products	7,551	0.1%
Independent Power and Renewable Electricity Producers	10,854	0.1%
Industrial Conglomerates	1,787	NM
Insurance	69,870	0.6%
Interactive Media & Services	12,814	0.1%
Internet & Direct Marketing Retail	28,949	0.3%
IT Services	62,662	0.6%
Leisure Products	25,723	0.2%
Life Sciences Tools & Services	32,635	0.3%
Machinery	137,308	1.2%
Marine	5,322	NM
Media	34,345	0.3%
Metals & Mining	65,733	0.6%
Mortgage Real Estate Investment Trusts	44,541	0.4%
Multiline Retail	10,528	0.1%
Multi-Utilities	14,661	0.1%
Oil, Gas & Consumable Fuels	66,220	0.6%
Paper & Forest Products	19,994	0.2%
Personal Products	12,745	0.1%
Pharmaceuticals	50,645	0.5%
Professional Services	46,081	0.4%
Real Estate Management & Development	31,432	0.3%
Road & Rail	23,155	0.2%
Semiconductors & Semiconductor Equipment	105,031	0.9%
Software	180,635	1.6%
Specialty Retail	125,289	1.1%
Technology Hardware, Storage & Peripherals	9,380	0.1%
Textiles, Apparel & Luxury Goods	39,403	0.4%
Thrifts & Mortgage Finance	63,976	0.6%
Tobacco	4,690	NM
Trading Companies & Distributors	52,824	0.5%
Water Utilities	13,544	0.1%
Wireless Telecommunication Services	4,548	NM
Other **	7,533,798	67.8%
Total	$11,116,283	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks (100.0%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	3,065	$66,020
AAR Corp.* (Aerospace & Defense)	1,541	62,010
Aaron's Co., Inc. (The) (Specialty Retail)	1,593	49,208
Abercrombie & Fitch Co.* - Class A (Specialty Retail)	2,904	108,871
ABM Industries, Inc. (Commercial Services & Supplies)	3,119	160,348
Acadia Realty Trust (Equity Real Estate Investment Trusts)	4,010	83,769
ADTRAN, Inc. (Communications Equipment)	2,247	38,401
AdvanSix, Inc.* (Chemicals)	1,304	37,920
Aegion Corp.* (Construction & Engineering)	1,422	42,802
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	1,846	86,244
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,477	103,922
Albany International Corp. - Class A (Machinery)	714	63,717
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	3,368	61,735
Allegheny Technologies, Inc.* (Metals & Mining)	5,899	137,211
Allegiance Bancshares, Inc. (Banks)	863	34,175
Allegiant Travel Co.* (Airlines)	340	80,148
Ambac Financial Group, Inc.* (Insurance)	1,407	24,130
AMC Networks, Inc.*(a) - Class A (Media)	1,396	70,191
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	2,333	81,772
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	5,268	48,887
American Equity Investment Life Holding Co. (Insurance)	3,992	123,672
American Public Education, Inc.* (Diversified Consumer Services)	380	11,575
American States Water Co. (Water Utilities)	791	62,639
American Vanguard Corp. (Chemicals)	683	13,510
American Woodmark Corp.* (Building Products)	373	37,099
America's Car-Mart, Inc.* (Specialty Retail)	104	15,686
Ameris Bancorp (Banks)	3,236	175,035
AMERISAFE, Inc. (Insurance)	568	35,261
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	810	64,233
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	595	10,353
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	1,147	27,872
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	290	9,651
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	400	16,072
Apogee Enterprises, Inc. (Building Products)	1,209	42,472
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	5,979	90,940
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	701	67,058
Applied Optoelectronics, Inc.*(a) (Communications Equipment)	1,138	8,433
ArcBest Corp. (Road & Rail)	1,179	85,784
Archrock, Inc. (Energy Equipment & Services)	5,968	55,741
Arconic Corp.* (Metals & Mining)	2,003	57,286
Arcosa, Inc. (Construction & Engineering)	1,030	62,099
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	2,761	37,632
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	3,037	37,750
Asbury Automotive Group, Inc.* (Specialty Retail)	899	178,550
Assured Guaranty, Ltd. (Insurance)	3,562	181,129
Astec Industries, Inc. (Machinery)	412	30,904
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	1,273	86,449
ATN International, Inc. (Diversified Telecommunication Services)	512	23,337
Avista Corp. (Multi-Utilities)	3,222	148,276
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	549	22,800
AZZ, Inc. (Electrical Equipment)	518	27,268
B Riley Financial, Inc. (Capital Markets)	268	19,106
Banc of California, Inc. (Banks)	2,074	37,125
BancFirst Corp. (Banks)	440	30,584
BankUnited, Inc. (Banks)	4,314	201,075
Banner Corp. (Banks)	1,635	92,933
Barnes & Noble Education, Inc.* (Specialty Retail)	1,413	11,177
Barnes Group, Inc. (Machinery)	2,170	108,327
Bed Bath & Beyond, Inc.* (Specialty Retail)	5,637	142,729
Bel Fuse, Inc. - Class B (Electronic Equipment, Instruments & Components)	474	9,447
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,688	50,674
Berkshire Hills Bancorp, Inc. (Banks)	1,615	35,837
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	1,077	65,686
Bloomin' Brands, Inc.* (Hotels, Restaurants & Leisure)	3,733	117,963
Blucora, Inc.* (Capital Markets)	1,253	18,037
BM Technologies, Inc.* (IT Services)	161	1,579
Boise Cascade Co. (Paper & Forest Products)	1,822	121,564
Boot Barn Holdings, Inc.* (Specialty Retail)	539	38,021
Boston Private Financial Holdings, Inc. (Banks)	3,833	56,422
Bottomline Technologies, Inc.* (Software)	724	35,157
Brady Corp. - Class A (Commercial Services & Supplies)	1,373	74,925
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	7,933	107,333
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	973	65,317
Bristow Group, Inc.* (Energy Equipment & Services)	1,077	28,497
Brookline Bancorp, Inc. (Banks)	3,636	58,540

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Cadence Bancorp (Banks)	5,789	$128,805
CalAmp Corp.* (Communications Equipment)	972	13,365
Calavo Growers, Inc. (Food Products)	461	36,018
Caleres, Inc. (Specialty Retail)	1,779	41,468
California Water Service Group (Water Utilities)	961	56,459
Callaway Golf Co. (Leisure Products)	1,845	53,412
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	2,146	80,239
Cal-Maine Foods, Inc. (Food Products)	713	26,638
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	5,999	77,537
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	4,498	29,147
Cara Therapeutics, Inc.* (Biotechnology)	658	8,521
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	917	36,973
Cardtronics PLC* - Class A (IT Services)	1,681	65,290
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	2,184	52,809
Carpenter Technology Corp. (Metals & Mining)	2,236	84,677
Cavco Industries, Inc.* (Household Durables)	166	34,765
Centerspace (Equity Real Estate Investment Trusts)	257	18,090
Central Garden & Pet Co.* (Household Products)	178	9,637
Central Garden & Pet Co.* - Class A (Household Products)	712	35,080
Central Pacific Financial Corp. (Banks)	1,309	35,278
Century Aluminum Co.* (Metals & Mining)	939	14,705
Chatham Lodging Trust* (Equity Real Estate Investment Trusts)	2,183	30,278
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	1,492	48,087
Chesapeake Utilities Corp. (Gas Utilities)	398	47,171
Chico's FAS, Inc.* (Specialty Retail)	5,582	16,746
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	917	44,805
CIRCOR International, Inc.* (Machinery)	595	20,450
City Holding Co. (Banks)	396	30,650
Clearwater Paper Corp.* (Paper & Forest Products)	770	25,764
Coca-Cola Consolidated, Inc. (Beverages)	125	36,656
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	728	54,971
Columbia Banking System, Inc. (Banks)	3,329	144,911
Community Bank System, Inc. (Banks)	1,321	102,549
Computer Programs & Systems, Inc. (Health Care Technology)	310	9,306
Comtech Telecommunications Corp. (Communications Equipment)	1,211	29,040
CONMED Corp. (Health Care Equipment & Supplies)	593	83,583
Conn's, Inc.* (Specialty Retail)	898	18,176
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,389	12,195
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	3,393	24,430
Cooper Tire & Rubber Co. (Auto Components)	2,345	133,641
Cooper-Standard Holding, Inc.* (Auto Components)	788	22,884
Core Laboratories N.V. (Energy Equipment & Services)	1,243	35,028
CoreCivic, Inc.* (Equity Real Estate Investment Trusts)	5,561	43,209
Core-Mark Holding Co., Inc. (Distributors)	2,099	89,333
CorVel Corp.* (Health Care Providers & Services)	149	17,434
Covetrus, Inc.* (Health Care Providers & Services)	1,850	53,003
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	1,622	21,605
CryoLife, Inc.* (Health Care Equipment & Supplies)	853	24,891
CSG Systems International, Inc. (IT Services)	759	34,906
CTS Corp. (Electronic Equipment, Instruments & Components)	708	23,024
Cubic Corp. (Aerospace & Defense)	724	54,184
Customers Bancorp, Inc. (Banks)	1,368	47,223
Cutera, Inc.* (Health Care Equipment & Supplies)	461	13,844
CVB Financial Corp. (Banks)	3,503	74,299
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	1,711	10,557
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	2,215	101,137
Deluxe Corp. (Commercial Services & Supplies)	1,956	86,103
Designer Brands, Inc.* (Specialty Retail)	2,738	48,463
DiamondRock Hospitality Co.* (Equity Real Estate Investment Trusts)	9,768	101,783
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	1,926	28,909
Digi International, Inc.* (Communications Equipment)	646	11,544
Dime Community Bancshares, Inc. (Banks)	1,627	53,886
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	11,080	48,918
Domtar Corp.* (Paper & Forest Products)	2,553	100,639
Donnelley Financial Solutions, Inc.* (Capital Markets)	770	23,531
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	545	7,243
Dril-Quip, Inc.* (Energy Equipment & Services)	1,647	50,481
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	490	6,806
DXP Enterprises, Inc.* (Trading Companies & Distributors)	760	22,245
Eagle Bancorp, Inc. (Banks)	1,477	78,887

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Eagle Pharmaceuticals, Inc.* (Biotechnology)	347	$14,168
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	2,176	46,632
Echo Global Logistics, Inc.* (Air Freight & Logistics)	607	19,849
Edgewell Personal Care Co. (Personal Products)	2,604	99,472
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	423	7,166
elf Beauty, Inc.* (Personal Products)	860	26,015
Employers Holdings, Inc. (Insurance)	1,319	53,393
Enanta Pharmaceuticals, Inc.* (Biotechnology)	483	24,507
Encore Capital Group, Inc.* (Consumer Finance)	1,458	57,358
Encore Wire Corp. (Electrical Equipment)	960	71,693
Endo International PLC* (Pharmaceuticals)	4,184	23,974
Enerpac Tool Group Corp. (Machinery)	1,639	43,597
Enova International, Inc.* (Consumer Finance)	1,687	57,762
EnPro Industries, Inc. (Machinery)	955	81,796
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	628	63,026
ESCO Technologies, Inc. (Machinery)	496	53,945
Ethan Allen Interiors, Inc. (Household Durables)	1,020	29,284
Extreme Networks, Inc.* (Communications Equipment)	3,224	36,689
EZCORP, Inc.* - Class A (Consumer Finance)	2,446	13,771
Fabrinet* (Electronic Equipment, Instruments & Components)	649	55,567
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	352	26,697
FB Financial Corp. (Banks)	1,451	60,884
Ferro Corp.* (Chemicals)	2,490	41,483
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	817	12,043
First Bancorp (Banks)	1,322	56,053
First Bancorp (Banks)	10,146	127,535
First Commonwealth Financial Corp. (Banks)	4,474	64,828
First Financial Bancorp (Banks)	4,527	110,957
First Hawaiian, Inc. (Banks)	6,089	167,204
First Midwest Bancorp, Inc. (Banks)	5,332	111,812
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	883	41,095
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	997	12,861
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,558	44,979
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	4,493	23,723
Fresh Del Monte Produce, Inc. (Food Products)	1,410	39,762
FutureFuel Corp. (Chemicals)	697	8,852
GameStop Corp.*(a) - Class A (Specialty Retail)	1,348	233,999
Gannett Co., Inc.* (Media)	6,145	27,898
GCP Applied Technologies, Inc.* (Chemicals)	1,077	27,668
Genesco, Inc.* (Specialty Retail)	662	33,100
Gentherm, Inc.* (Auto Components)	521	37,095
Genworth Financial, Inc.* (Insurance)	23,740	102,557
Getty Realty Corp. (Equity Real Estate Investment Trusts)	908	28,675
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	2,020	65,630
Glatfelter Corp. (Paper & Forest Products)	2,064	30,382
Glaukos Corp.* (Health Care Equipment & Supplies)	764	71,938
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	4,212	80,870
GMS, Inc.* (Trading Companies & Distributors)	1,989	86,939
Granite Construction, Inc. (Construction & Engineering)	2,122	80,848
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,559	33,881
Great Western Bancorp, Inc. (Banks)	1,691	55,888
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	1,969	58,676
Greenhill & Co., Inc. (Capital Markets)	270	4,099
Griffon Corp. (Building Products)	2,102	57,006
Group 1 Automotive, Inc. (Specialty Retail)	791	129,851
Guess?, Inc. (Specialty Retail)	1,747	47,239
H.B. Fuller Co. (Chemicals)	1,188	79,382
Hanger, Inc.* (Health Care Providers & Services)	692	17,252
Hanmi Financial Corp. (Banks)	1,428	28,988
Harmonic, Inc.* (Communications Equipment)	2,437	19,057
Harsco Corp.* (Machinery)	3,668	65,767
Haverty Furniture Cos., Inc. (Specialty Retail)	426	19,796
Hawaiian Holdings, Inc.* (Airlines)	2,255	56,623
Hawkins, Inc. (Chemicals)	396	13,207
Haynes International, Inc. (Metals & Mining)	588	17,193
HealthStream, Inc.* (Health Care Technology)	727	17,564
Heartland Express, Inc. (Road & Rail)	1,158	21,527
Heidrick & Struggles International, Inc. (Professional Services)	899	38,028
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	6,591	28,275
Helmerich & Payne, Inc. (Energy Equipment & Services)	5,016	128,559
Heritage Financial Corp. (Banks)	1,673	47,011
Hersha Hospitality Trust* (Equity Real Estate Investment Trusts)	1,692	19,560
Hillenbrand, Inc. (Machinery)	1,188	58,319
Hilltop Holdings, Inc. (Banks)	1,963	69,098
HNI Corp. (Commercial Services & Supplies)	1,999	84,638

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
HomeStreet, Inc. (Thrifts & Mortgage Finance)	1,013	$41,371
Hope Bancorp, Inc. (Banks)	5,732	86,037
Horace Mann Educators Corp. (Insurance)	1,924	77,152
Hub Group, Inc.* - Class A (Air Freight & Logistics)	1,573	103,378
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	649	36,195
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,417	40,702
Independent Bank Corp. (Banks)	983	80,508
Independent Bank Group, Inc. (Banks)	1,705	128,745
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	1,673	41,490
Innospec, Inc. (Chemicals)	709	69,064
Inogen, Inc.* (Health Care Equipment & Supplies)	499	32,630
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	1,634	164,005
Insteel Industries, Inc. (Building Products)	530	20,209
Integer Holdings Corp.* (Health Care Equipment & Supplies)	917	86,088
Inter Parfums, Inc. (Personal Products)	461	33,930
InterDigital, Inc. (Communications Equipment)	1,458	101,214
Interface, Inc. (Commercial Services & Supplies)	2,724	34,976
Invacare Corp.* (Health Care Equipment & Supplies)	1,599	14,439
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	6,765	26,384
Investors Bancorp, Inc. (Banks)	10,469	153,266
iStar, Inc. (Equity Real Estate Investment Trusts)	3,433	63,545
Itron, Inc.* (Electronic Equipment, Instruments & Components)	989	88,951
J & J Snack Foods Corp. (Food Products)	398	65,515
James River Group Holdings, Ltd. (Insurance)	860	40,515
John B Sanfilippo & Son, Inc. (Food Products)	414	36,391
John Bean Technologies Corp. (Machinery)	576	83,739
Kaiser Aluminum Corp. (Metals & Mining)	737	88,786
Kaman Corp. - Class A (Trading Companies & Distributors)	1,292	68,928
Kelly Services, Inc.* - Class A (Professional Services)	1,553	38,903
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	3,920	81,575
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,268	26,755
Knowles Corp.* (Electronic Equipment, Instruments & Components)	4,264	89,118
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	1,203	75,584
Koppers Holdings, Inc.* (Chemicals)	981	32,608
Korn Ferry (Professional Services)	1,505	102,174
Kraton Corp.* (Chemicals)	1,483	53,032
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	1,471	83,626
Lannett Co., Inc.* (Pharmaceuticals)	1,583	6,918
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	3,114	73,802
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	419	16,986
La-Z-Boy, Inc. (Household Durables)	1,055	46,905
Lexington Realty Trust (Equity Real Estate Investment Trusts)	8,261	101,115
Lindsay Corp. (Machinery)	203	33,653
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	425	7,620
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	1,112	47,293
Lydall, Inc.* (Machinery)	426	15,698
M.D.C Holdings, Inc. (Household Durables)	1,055	61,886
M/I Homes, Inc.* (Household Durables)	1,355	94,472
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	4,003	65,489
Macy's, Inc.* (Multiline Retail)	14,445	239,498
Magellan Health, Inc.* (Health Care Providers & Services)	1,073	101,076
ManTech International Corp. - Class A (IT Services)	406	34,652
Marcus & Millichap, Inc.* (Real Estate Management & Development)	605	21,369
Matador Resources Co. (Oil, Gas & Consumable Fuels)	2,908	76,509
Materion Corp. (Metals & Mining)	585	41,424
Matrix Service Co.* (Energy Equipment & Services)	1,231	16,262
Matthews International Corp. - Class A (Commercial Services & Supplies)	1,472	60,911
MAX Holdings, Inc. (Real Estate Management & Development)	502	18,438
MEDNAX, Inc.* (Health Care Providers & Services)	2,430	63,958
Mercer International, Inc. (Paper & Forest Products)	1,848	30,474
Meredith Corp.* (Media)	1,885	58,624
Meritor, Inc.* (Machinery)	3,373	91,172
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	661	32,561
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,055	47,401
MGP Ingredients, Inc. (Beverages)	292	17,549
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	295	22,246
Monro, Inc. (Specialty Retail)	1,554	109,697
Moog, Inc. - Class A (Aerospace & Defense)	849	73,481
Motorcar Parts of America, Inc.* (Auto Components)	887	19,159
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	770	24,155
Mueller Industries, Inc. (Machinery)	1,595	71,568
Myers Industries, Inc. (Containers & Packaging)	1,016	22,921

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
MYR Group, Inc.* (Construction & Engineering)	347	$27,031
Myriad Genetics, Inc.* (Biotechnology)	3,497	105,680
Nabors Industries, Ltd.* (Energy Equipment & Services)	302	24,417
National Bank Holdings Corp. (Banks)	528	21,067
National Presto Industries, Inc. (Aerospace & Defense)	244	25,103
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	1,164	52,892
Natus Medical, Inc.* (Health Care Equipment & Supplies)	1,575	40,241
NBT Bancorp, Inc. (Banks)	2,025	76,727
Neenah, Inc. (Paper & Forest Products)	785	41,738
NETGEAR, Inc.* (Communications Equipment)	1,422	52,913
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	17,645	80,991
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	451	22,622
NextGen Healthcare, Inc.* (Health Care Technology)	1,370	25,085
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	2,183	35,321
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	5,904	82,892
Northwest Natural Holding Co. (Gas Utilities)	1,422	76,674
NOW, Inc.* (Trading Companies & Distributors)	5,112	50,200
Oceaneering International, Inc.* (Energy Equipment & Services)	4,615	49,611
Office Properties Income Trust (Equity Real Estate Investment Trusts)	2,245	62,299
OFG Bancorp (Banks)	2,391	56,643
O-I Glass, Inc.* (Containers & Packaging)	8,193	135,103
Oil States International, Inc.* (Energy Equipment & Services)	2,837	15,916
Old National Bancorp (Banks)	7,705	145,625
Olympic Steel, Inc. (Metals & Mining)	423	12,288
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,206	11,035
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	580	25,723
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	366	35,345
Owens & Minor, Inc. (Health Care Providers & Services)	1,639	59,152
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	787	71,798
Pacific Premier Bancorp, Inc. (Banks)	4,387	193,159
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	1,857	28,208
Park Aerospace Corp. (Aerospace & Defense)	532	7,177
Park National Corp. (Banks)	299	37,402
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	8,732	59,028
PBF Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	4,473	63,427
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	512	23,219
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,639	169,371
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	530	9,397
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	706	9,623
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	4,553	91,287
Perdoceo Education Corp.* (Diversified Consumer Services)	1,822	21,244
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	942	23,098
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,499	19,037
Piper Sandler Cos. (Capital Markets)	244	28,301
Pitney Bowes, Inc. (Commercial Services & Supplies)	8,053	60,156
Plantronics, Inc.* (Communications Equipment)	611	24,434
Plexus Corp.* (Electronic Equipment, Instruments & Components)	576	53,245
Powell Industries, Inc. (Electrical Equipment)	414	14,589
Preferred Bank (Banks)	631	41,356
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	2,320	101,059
PriceSmart, Inc. (Food & Staples Retailing)	608	51,097
ProAssurance Corp. (Insurance)	2,509	62,725
Progress Software Corp. (Software)	721	31,479
ProPetro Holding Corp.* (Energy Equipment & Services)	3,793	36,527
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	3,365	79,313
Quanex Building Products Corp. (Building Products)	1,564	42,682
RadNet, Inc.* (Health Care Providers & Services)	1,015	22,675
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	3,011	57,149
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	5,173	50,799
Raven Industries, Inc. (Industrial Conglomerates)	969	39,361
Rayonier Advanced Materials, Inc.* (Chemicals)	2,945	26,770
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	2,715	39,395
Realogy Holdings Corp.* (Real Estate Management & Development)	5,369	92,776
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	728	26,470
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	3,286	36,507
Regis Corp.* (Diversified Consumer Services)	734	9,498
Renasant Corp. (Banks)	2,619	110,338

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Resideo Technologies, Inc.* (Building Products)	6,657	$199,776
Resources Connection, Inc. (Professional Services)	1,420	20,036
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	5,489	96,606
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	9,979	117,055
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	245	19,779
Rogers Corp.* (Electronic Equipment, Instruments & Components)	411	80,490
RPC, Inc.* (Energy Equipment & Services)	2,709	13,166
RPT Realty (Equity Real Estate Investment Trusts)	3,773	47,955
Ruth's Hospitality Group, Inc.* (Hotels, Restaurants & Leisure)	931	24,308
S&T Bancorp, Inc. (Banks)	1,825	60,134
Safety Insurance Group, Inc. (Insurance)	659	54,058
Sally Beauty Holdings, Inc.* (Specialty Retail)	5,244	105,247
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	3,017	123,214
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	355	15,329
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	1,185	35,823
Scholastic Corp. (Media)	1,399	42,432
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	1,462	66,770
Seacoast Banking Corp.* (Banks)	2,569	93,383
Select Medical Holdings Corp.* (Health Care Providers & Services)	2,457	92,677
Seneca Foods Corp.* - Class A (Food Products)	310	14,279
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	813	38,422
Shoe Carnival, Inc. (Specialty Retail)	401	24,040
Signet Jewelers, Ltd.* (Specialty Retail)	2,434	145,432
Simmons First National Corp. - Class A (Banks)	5,028	143,298
SiriusPoint, Ltd.* (Insurance)	3,961	41,907
SITE Centers Corp. (Equity Real Estate Investment Trusts)	7,754	114,373
SkyWest, Inc.* (Airlines)	2,342	116,304
SM Energy Co. (Oil, Gas & Consumable Fuels)	4,964	78,431
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	657	30,321
Sonic Automotive, Inc. - Class A (Specialty Retail)	1,091	53,830
South Jersey Industries, Inc. (Gas Utilities)	4,676	115,731
Southside Bancshares, Inc. (Banks)	1,446	58,057
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	12,950	55,297
SpartanNash Co. (Food & Staples Retailing)	1,679	32,522
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	3,053	9,495
Spok Holdings, Inc. (Wireless Telecommunication Services)	825	8,473
SPX Corp.* (Machinery)	881	53,441
SPX FLOW, Inc. (Machinery)	1,216	80,973
Standard Motor Products, Inc. (Auto Components)	938	40,175
Standex International Corp. (Machinery)	574	54,427
Stepan Co. (Chemicals)	458	59,842
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	2,193	89,189
Stewart Information Services Corp. (Insurance)	1,243	72,902
Sturm Ruger & Co., Inc. (Leisure Products)	308	20,002
Summit Hotel Properties, Inc.* (Equity Real Estate Investment Trusts)	4,913	49,965
SunCoke Energy, Inc. (Metals & Mining)	3,850	25,988
Surmodics, Inc.* (Health Care Equipment & Supplies)	230	12,303
Sykes Enterprises, Inc.* (IT Services)	1,847	80,955
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,474	16,494
Tanger Factory Outlet Centers, Inc.(a) (Equity Real Estate Investment Trusts)	2,828	49,349
Team, Inc.* (Commercial Services & Supplies)	1,422	14,035
Tennant Co. (Machinery)	467	36,851
The Andersons, Inc. (Food & Staples Retailing)	1,434	41,184
The Buckle, Inc. (Specialty Retail)	788	33,049
The Cato Corp.* - Class A (Specialty Retail)	914	12,248
The Cheesecake Factory, Inc.* (Hotels, Restaurants & Leisure)	1,275	79,802
The Children's Place, Inc.* (Specialty Retail)	676	52,965
The E.W. Scripps Co. - Class A (Media)	2,663	57,574
The GEO Group, Inc.(a) (Equity Real Estate Investment Trusts)	5,640	31,076
The Greenbrier Cos., Inc. (Machinery)	1,527	72,135
The Marcus Corp.* (Entertainment)	1,095	21,856
The ODP Corp.* (Specialty Retail)	2,489	100,630
The Simply Good Foods Co.* (Food Products)	2,154	74,420
TimkenSteel Corp.* (Metals & Mining)	1,765	21,215
Titan International, Inc.* (Machinery)	1,287	13,887
Tivity Health, Inc.* (Health Care Providers & Services)	598	14,460
Tompkins Financial Corp. (Banks)	564	44,077
Tredegar Corp. (Chemicals)	1,198	17,515
Trinseo SA (Chemicals)	1,790	110,819
Triumph Group, Inc.* (Aerospace & Defense)	1,580	26,734
TrueBlue, Inc.* (Professional Services)	1,650	46,695
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	4,487	32,822
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	4,614	69,210
U.S. Concrete, Inc.* (Construction Materials)	740	46,923
U.S. Ecology, Inc.* (Commercial Services & Supplies)	893	37,917

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	268	$30,137
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	3,456	36,806
UFP Industries, Inc. (Building Products)	1,396	117,320
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	696	18,813
UniFirst Corp. (Commercial Services & Supplies)	339	76,000
Unisys Corp.* (IT Services)	1,639	39,336
United Community Banks, Inc. (Banks)	4,035	132,025
United Fire Group, Inc. (Insurance)	1,004	30,381
United Insurance Holdings Corp. (Insurance)	960	5,366
United Natural Foods, Inc.* (Food & Staples Retailing)	1,228	45,264
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	3,896	44,414
Unitil Corp. (Multi-Utilities)	704	40,572
Universal Corp. (Tobacco)	1,139	64,046
Universal Electronics, Inc.* (Household Durables)	378	21,489
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	322	21,558
Universal Insurance Holdings, Inc. (Insurance)	1,318	18,386
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	1,398	25,402
USANA Health Sciences, Inc.* (Personal Products)	199	17,908
Vanda Pharmaceuticals, Inc.* (Biotechnology)	1,250	20,750
Varex Imaging Corp.* (Health Care Equipment & Supplies)	1,822	43,254
Vector Group, Ltd. (Tobacco)	2,974	38,811
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,043	23,999
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	1,024	11,366
Veritex Holdings, Inc. (Banks)	2,298	77,626
Veritiv Corp.* (Trading Companies & Distributors)	579	24,249
Viad Corp.* (Commercial Services & Supplies)	563	23,455
Wabash National Corp. (Machinery)	2,419	42,599
Warrior Met Coal, Inc. (Metals & Mining)	2,386	37,818
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	3,931	91,278
Watts Water Technologies, Inc. - Class A (Machinery)	447	55,674
Westamerica Bancorp (Banks)	674	42,732
Whitestone REIT (Equity Real Estate Investment Trusts)	1,857	18,143
Winnebago Industries, Inc. (Automobiles)	769	61,482
WisdomTree Investments, Inc. (Capital Markets)	3,032	20,572
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	2,375	99,086
World Acceptance Corp.* (Consumer Finance)	59	7,714
WSFS Financial Corp. (Thrifts & Mortgage Finance)	2,207	112,756
Xenia Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	5,301	102,998
Xperi Holding Corp. (Software)	1,803	37,052
Zumiez, Inc.* (Specialty Retail)	426	18,305
TOTAL COMMON STOCKS (Cost $20,840,876)		25,734,414

Repurchase Agreements(b) (0.2%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $61,000	$61,000	$61,000
TOTAL REPURCHASE AGREEMENTS (Cost $61,000)		61,000

Collateral for Securities Loaned(c) (1.0%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.05%(d)	262,410	$262,410
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $262,410)		262,410
TOTAL INVESTMENT SECURITIES
(Cost $21,164,286) - 101.2%		26,057,824
Net other assets (liabilities) - (1.2)%		(319,580)

NET ASSETS - 100.0%		$25,738,244

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2021. The total value of securities on loan as of April 30, 2021 was $251,282.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at April 30, 2021.
(d)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2021.

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Small-Cap Value ProFund invested in the following industries as of April 30, 2021:

	Value	% of Net Assets
Aerospace & Defense	$334,933	1.3%
Air Freight & Logistics	209,676	0.8%
Airlines	253,075	1.0%
Auto Components	301,841	1.2%
Automobiles	61,482	0.2%
Banks	4,100,678	15.8%
Beverages	54,206	0.2%
Biotechnology	183,121	0.7%
Building Products	516,564	2.0%
Capital Markets	113,646	0.4%
Chemicals	591,673	2.3%
Commercial Services & Supplies	713,464	2.8%
Communications Equipment	335,090	1.3%
Construction & Engineering	212,780	0.8%
Construction Materials	46,923	0.2%
Consumer Finance	136,605	0.5%
Containers & Packaging	158,024	0.6%
Distributors	89,333	0.4%
Diversified Consumer Services	42,317	0.2%
Diversified Telecommunication Services	102,738	0.4%
Electrical Equipment	113,550	0.4%
Electronic Equipment, Instruments & Components	1,049,013	4.1%
Energy Equipment & Services	578,314	2.3%
Entertainment	21,856	0.1%
Equity Real Estate Investment Trusts	2,420,211	9.4%
Food & Staples Retailing	218,154	0.9%
Food Products	293,022	1.1%
Gas Utilities	239,576	0.9%
Health Care Equipment & Supplies	614,688	2.4%
Health Care Providers & Services	557,662	2.2%
Health Care Technology	51,955	0.2%
Hotels, Restaurants & Leisure	566,943	2.2%
Household Durables	288,801	1.1%
Household Products	44,717	0.2%
Industrial Conglomerates	39,361	0.2%
Insurance	923,534	3.6%
Internet & Direct Marketing Retail	7,620	NM
IT Services	256,718	1.0%
Leisure Products	73,414	0.3%
Machinery	1,232,640	4.8%
Media	256,718	1.0%
Metals & Mining	538,591	2.1%
Mortgage Real Estate Investment Trusts	493,037	1.9%
Multiline Retail	239,498	0.9%
Multi-Utilities	188,848	0.7%
Oil, Gas & Consumable Fuels	743,277	2.9%
Paper & Forest Products	417,331	1.6%
Personal Products	177,325	0.7%
Pharmaceuticals	175,053	0.7%
Professional Services	245,836	1.0%
Real Estate Management & Development	132,583	0.5%
Road & Rail	107,311	0.4%
Semiconductors & Semiconductor Equipment	289,330	1.1%
Software	103,688	0.4%
Specialty Retail	1,788,522	7.0%
Technology Hardware, Storage & Peripherals	94,929	0.4%
Textiles, Apparel & Luxury Goods	468,482	1.8%
Thrifts & Mortgage Finance	535,668	2.1%
Tobacco	102,857	0.4%
Trading Companies & Distributors	319,619	1.2%
Water Utilities	119,098	0.5%
Wireless Telecommunication Services	46,895	0.2%
Other **	3,830	NM
Total	$25,738,244	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Technology UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks (76.8%)

	Shares	Value
ACI Worldwide, Inc.* (Software)	544	$20,552
Adobe, Inc.* (Software)	2,225	1,131,058
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	5,625	459,113
Akamai Technologies, Inc.* (IT Services)	758	82,395
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	193	4,763
Alphabet, Inc.* - Class A (Interactive Media & Services)	1,396	3,285,486
Alphabet, Inc.* - Class C (Interactive Media & Services)	1,338	3,224,741
Alteryx, Inc.* (Software)	273	22,318
Amdocs, Ltd. (IT Services)	607	46,581
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,713	262,363
Anaplan, Inc.* (Software)	659	39,309
Angi, Inc.* (Interactive Media & Services)	363	5,812
ANSYS, Inc.* (Software)	402	146,995
Apple, Inc. (Technology Hardware, Storage & Peripherals)	73,243	9,628,524
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,259	565,212
Arista Networks, Inc.* (Communications Equipment)	254	80,053
Asana, Inc.* - Class A (Software)	74	2,466
Aspen Technology, Inc.* (Software)	315	41,215
Autodesk, Inc.* (Software)	1,021	298,040
Avalara, Inc.* (Software)	396	56,117
Bentley Systems, Inc. - Class B (Software)	48	2,458
Bill.com Holdings, Inc.* (Software)	287	44,379
Blackbaud, Inc.* (Software)	225	16,002
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,894	864,043
Bumble, Inc.* - Class A (Interactive Media & Services)	235	14,156
Cadence Design Systems, Inc.* (Software)	1,295	170,642
Cargurus, Inc.* (Interactive Media & Services)	418	10,316
CDK Global, Inc. (Software)	566	30,332
CDW Corp. (Electronic Equipment, Instruments & Components)	654	116,628
Ceridian HCM Holding, Inc.* (Software)	608	57,444
Cerner Corp. (Health Care Technology)	1,422	106,721
Chewy, Inc.* - Class A (Internet & Direct Marketing Retail)	354	28,221
Ciena Corp.* (Communications Equipment)	721	36,389
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	269	20,016
Cisco Systems, Inc. (Communications Equipment)	19,596	997,632
Citrix Systems, Inc. (Software)	571	70,718
Cloudflare, Inc.* - Class A (Software)	871	73,809
Cognizant Technology Solutions Corp. - Class A (IT Services)	2,464	198,106
Coupa Software, Inc.* (Software)	334	89,859
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	535	53,190
Crowdstrike Holdings, Inc.* - Class A (Software)	874	182,238
Datadog, Inc.* - Class A (Software)	956	81,996
Dell Technologies, Inc.* - Class C (Technology Hardware, Storage & Peripherals)	1,102	108,360
DocuSign, Inc.* (Software)	867	193,289
Dolby Laboratories, Inc. - Class A (Electronic Equipment, Instruments & Components)	304	30,847
DoorDash, Inc.* - Class A (Internet & Direct Marketing Retail)	159	22,764
Dropbox, Inc.* (Software)	1,375	35,338
DXC Technology Co.* (IT Services)	1,182	38,900
Dynatrace, Inc.* (Software)	853	44,390
eBay, Inc. (Internet & Direct Marketing Retail)	3,001	167,426
EchoStar Corp.* - Class A (Communications Equipment)	235	5,746
Elastic NV* (Software)	291	35,100
Enphase Energy, Inc.* (Electrical Equipment)	600	83,550
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	626	70,475
EPAM Systems, Inc.* (IT Services)	260	119,015
Etsy, Inc.* (Internet & Direct Marketing Retail)	585	116,292
F5 Networks, Inc.* (Communications Equipment)	287	53,600
Facebook, Inc.* - Class A (Interactive Media & Services)	11,165	3,629,517
Fair Isaac Corp.* (Software)	136	70,912
Fastly, Inc.* - Class A (IT Services)	397	25,356
FireEye, Inc.* (Software)	1,108	22,022
Five9, Inc.* (Software)	310	58,271
Fortinet, Inc.* (Software)	629	128,461
Garmin, Ltd. (Household Durables)	693	95,107
Gartner, Inc.* (IT Services)	412	80,703
GoDaddy, Inc.* - Class A (IT Services)	787	68,327
Grubhub, Inc.* (Internet & Direct Marketing Retail)	433	29,461
Guidewire Software, Inc.* (Software)	389	41,043
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	6,040	96,761
HP, Inc. (Technology Hardware, Storage & Peripherals)	5,814	198,315
HubSpot, Inc.* (Software)	202	106,343
IAC/InterActive Corp.* (Interactive Media & Services)	385	97,586
Intel Corp. (Semiconductors & Semiconductor Equipment)	18,860	1,085,016
International Business Machines Corp. (IT Services)	4,148	588,517
Intuit, Inc. (Software)	1,270	523,443
j2 Global, Inc.* (Software)	197	23,837
Juniper Networks, Inc. (Communications Equipment)	1,524	38,694

Technology UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
KLA Corp. (Semiconductors & Semiconductor Equipment)	715	$225,475
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	664	411,979
Liberty Global PLC* - Class A (Media)	657	17,673
Liberty Global PLC* - Class C (Media)	1,656	44,812
Lumen Technologies, Inc. (Diversified Telecommunication Services)	4,581	58,774
Lumentum Holdings, Inc.* (Communications Equipment)	351	29,853
Manhattan Associates, Inc.* (Software)	296	40,623
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,690	166,825
Match Group, Inc.* (Interactive Media & Services)	1,250	194,538
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,245	117,030
McAfee Corp. - Class A (Software)	166	4,030
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,250	187,863
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	5,192	446,875
Microsoft Corp. (Software)	35,007	8,828,066
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	256	45,852
MongoDB, Inc.* (IT Services)	241	71,688
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	199	71,915
Motorola Solutions, Inc. (Communications Equipment)	784	147,627
nCino, Inc.* (Software)	68	4,447
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,034	77,229
New Relic, Inc.* (Software)	252	16,204
NortonLifelock, Inc. (Software)	2,700	58,347
Nuance Communications, Inc.* (Software)	1,323	70,344
Nutanix, Inc.* (Software)	898	24,282
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,877	1,727,293
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,286	247,568
Okta, Inc.* (IT Services)	571	153,999
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,912	74,568
Oracle Corp. (Software)	8,609	652,476
Palantir Technologies, Inc.* - Class A (Software)	2,033	46,840
Palo Alto Networks, Inc.* (Communications Equipment)	452	159,732
Paycom Software, Inc.* (Software)	228	87,645
Paylocity Holding Corp.* (Software)	174	33,624
Pegasystems, Inc. (Software)	184	23,357
Perspecta, Inc. (IT Services)	636	18,616
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	279	23,104
Proofpoint, Inc.* (Software)	266	45,781
PTC, Inc.* (Software)	488	63,899
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	1,139	23,031
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	526	98,977
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	5,271	731,615
Qualtrics International, Inc.* - Class A (Software)	261	9,748
RingCentral, Inc.* - Class A (Software)	373	118,968
Salesforce.com, Inc.* (Software)	4,259	980,933
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	932	86,527
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	302	20,457
ServiceNow, Inc.* (Software)	910	460,797
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	202	28,472
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	766	138,899
Slack Technologies, Inc.* - Class A (Software)	2,328	98,707
Smartsheet, Inc.* (Software)	534	31,666
Snap, Inc.* (Interactive Media & Services)	4,304	266,073
Snowflake, Inc.* - Class A (IT Services)	276	63,919
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	240	63,250
SolarWinds Corp.* (Software)	333	5,614
Splunk, Inc.* (Software)	751	94,941
SS&C Technologies Holdings, Inc. (Software)	1,041	77,263
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	192	23,270
Synopsys, Inc.* (Software)	707	174,671
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	774	96,812
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,271	770,958
Trade Desk, Inc. (The)* (Software)	198	144,403
Twilio, Inc.* (IT Services)	743	273,275
Twitter, Inc.* (Interactive Media & Services)	3,706	204,645
Tyler Technologies, Inc.* (Software)	188	79,874
Ubiquiti, Inc. (Communications Equipment)	35	9,987
Unity Software, Inc.* (Software)	115	11,682
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	199	44,514
Veeva Systems, Inc.* - Class A (Health Care Technology)	633	178,791
Verint Systems, Inc.* (Software)	306	14,862
VeriSign, Inc.* (IT Services)	463	101,291
Viavi Solutions, Inc.* (Communications Equipment)	1,061	17,358
VMware, Inc.*(a) - Class A (Software)	375	60,311
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	1,421	100,365
Workday, Inc.* - Class A (Software)	854	210,938

Technology UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	775	$18,709
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,140	145,874
Zendesk, Inc.* (Software)	547	79,944
Zillow Group, Inc.* - Class A (Interactive Media & Services)	170	22,670
Zillow Group, Inc.* - Class C (Interactive Media & Services)	716	93,166
Zoom Video Communications, Inc.* - Class A (Software)	950	303,592
Zscaler, Inc.* (Software)	347	65,111
TOTAL COMMON STOCKS
(Cost $14,182,910)		52,168,975

Repurchase Agreements(b)(c) (23.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $16,155,000	$16,155,000	$16,155,000
TOTAL REPURCHASE AGREEMENTS
(Cost $16,155,000)		16,155,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.05%(e)	55,112	$55,112
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $55,112)		55,112
TOTAL INVESTMENT SECURITIES
(Cost $30,393,022) - 100.7%		68,379,087
Net other assets (liabilities) - (0.7)%		(476,858)
NET ASSETS - 100.0%		$67,902,229

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2021. The total value of securities on loan as of April 30, 2021 was $53,396.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $9,300,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2021.

Technology UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Technology Index	Goldman Sachs International	5/24/21	0.58%	$23,991,802	$(251,611)
Dow Jones U.S. Technology Index	UBS AG	5/24/21	0.68%	25,645,083	(297,293)
				$49,636,885	$(548,904)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Technology UltraSector ProFund invested in the following industries as of April 30, 2021:

	Value	% of Net Assets
Communications Equipment	$1,576,671	2.3%
Diversified Telecommunication Services	58,774	0.1%
Electrical Equipment	83,550	0.1%
Electronic Equipment, Instruments & Components	170,745	0.3%
Health Care Technology	285,512	0.4%
Household Durables	95,107	0.1%
Interactive Media & Services	11,048,707	16.3%
Internet & Direct Marketing Retail	364,164	0.5%
IT Services	1,930,688	2.9%
Media	62,485	0.1%
Semiconductors & Semiconductor Equipment	9,270,366	13.7%
Software	16,884,385	24.8%
Technology Hardware, Storage & Peripherals	10,337,821	15.2%
Other **	15,733,254	23.2%
Total	$67,902,229	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks (73.2%)

	Shares	Value
ADTRAN, Inc. (Communications Equipment)	120	$2,051
Anterix, Inc.* (Diversified Telecommunication Services)	28	1,325
Applied Optoelectronics, Inc.* (Communications Equipment)	59	437
Arista Networks, Inc.* (Communications Equipment)	134	42,232
AT&T, Inc. (Diversified Telecommunication Services)	6,038	189,653
ATN International, Inc. (Diversified Telecommunication Services)	27	1,231
CalAmp Corp.* (Communications Equipment)	85	1,169
Ciena Corp.* (Communications Equipment)	383	19,330
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	127	1,960
Cisco Systems, Inc. (Communications Equipment)	749	38,132
CommScope Holding Co., Inc.* (Communications Equipment)	496	8,159
Comtech Telecommunications Corp. (Communications Equipment)	65	1,559
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	181	1,303
EchoStar Corp.* - Class A (Communications Equipment)	126	3,081
Extreme Networks, Inc.* (Communications Equipment)	303	3,448
F5 Networks, Inc.* (Communications Equipment)	152	28,388
Garmin, Ltd. (Household Durables)	285	39,113
Globalstar, Inc.* (Diversified Telecommunication Services)	1,516	1,925
Harmonic, Inc.* (Communications Equipment)	249	1,947
Inseego Corp.*(a) (Communications Equipment)	161	1,430
Iridium Communications, Inc.* (Diversified Telecommunication Services)	290	11,017
Juniper Networks, Inc. (Communications Equipment)	809	20,541
Liberty Global PLC* - Class A (Media)	348	9,361
Liberty Global PLC* - Class C (Media)	879	23,786
Liberty Latin America, Ltd.* - Class A (Media)	122	1,694
Liberty Latin America, Ltd.* - Class C (Media)	375	5,231
Lumen Technologies, Inc. (Diversified Telecommunication Services)	2,434	31,228
Lumentum Holdings, Inc.* (Communications Equipment)	186	15,819
Motorola Solutions, Inc. (Communications Equipment)	203	38,225
NETGEAR, Inc.* (Communications Equipment)	75	2,791
NetScout Systems, Inc.* (Communications Equipment)	182	4,767
ORBCOMM, Inc.* (Diversified Telecommunication Services)	193	2,212
Plantronics, Inc.* (Communications Equipment)	92	3,679
Radius Global Infrastructure, Inc.* - Class A (Diversified Telecommunication Services)	144	2,133
Ribbon Communications, Inc.* (Communications Equipment)	291	1,964
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	124	5,860
Spok Holdings, Inc. (Wireless Telecommunication Services)	44	452
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	247	5,676
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	284	37,525
U.S. Cellular Corp.* (Wireless Telecommunication Services)	36	1,229
Ubiquiti, Inc. (Communications Equipment)	19	5,421
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,173	183,368
ViaSat, Inc.* (Communications Equipment)	168	8,701
Viavi Solutions, Inc.* (Communications Equipment)	564	9,227
Vonage Holdings Corp.* (Diversified Telecommunication Services)	577	7,818
TOTAL COMMON STOCKS
(Cost $579,688)		827,598

Repurchase Agreements(b)(c) (19.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $218,000	$218,000	$218,000
TOTAL REPURCHASE AGREEMENTS
(Cost $218,000)		218,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.05%(e)	779	$779
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $779)		779
TOTAL INVESTMENT SECURITIES
(Cost $798,467) - 92.6%		1,046,377
Net other assets (liabilities) - 7.4%		83,919
NET ASSETS - 100.0%		$1,130,296

Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2021. The total value of securities on loan as of April 30, 2021 was $728.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $139,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2021.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Telecommunications Index	Goldman Sachs International	5/24/21	0.58%	$417,484	$(4,073)
Dow Jones U.S. Select Telecommunications Index	UBS AG	5/24/21	0.43%	444,796	(2,907)
				$862,280	$(6,980)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Telecommunications UltraSector ProFund invested in the following industries as of April 30, 2021:

	Value	% of Net Assets
Communications Equipment	$262,498	23.2%
Diversified Telecommunication Services	435,173	38.6%
Household Durables	39,113	3.4%
Media	40,072	3.5%
Wireless Telecommunication Services	50,742	4.5%
Other **	302,698	26.8%
Total	$1,130,296	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraBear ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Repurchase Agreements(a)(b) (96.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $6,899,000	$6,899,000	$6,899,000
TOTAL REPURCHASE AGREEMENTS
(Cost $6,899,000)		6,899,000
TOTAL INVESTMENT SECURITIES
(Cost $6,899,000) - 96.2%		6,899,000
Net other assets (liabilities) - 3.8%		274,627
NET ASSETS - 100.0%		$7,173,627

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $2,310,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	7	6/21/21	$(1,461,040)	$(108,811)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	5/27/21	(0.43)%	$(4,209,028)	$9,175
S&P 500	UBS AG	5/27/21	(0.23)%	(8,675,928)	9,916
				$(12,884,956)	$19,091

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraBull ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks (61.7%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,393	$274,616
A.O. Smith Corp. (Building Products)	326	22,087
Abbott Laboratories (Health Care Equipment & Supplies)	4,263	511,902
AbbVie, Inc. (Biotechnology)	4,249	473,764
ABIOMED, Inc.* (Health Care Equipment & Supplies)	108	34,639
Accenture PLC - Class A (IT Services)	1,526	442,494
Activision Blizzard, Inc. (Entertainment)	1,864	169,978
Adobe, Inc.* (Software)	1,153	586,117
Advance Auto Parts, Inc. (Specialty Retail)	157	31,425
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	2,916	238,004
Aflac, Inc. (Insurance)	1,540	82,744
Agilent Technologies, Inc. (Life Sciences Tools & Services)	733	97,958
Air Products & Chemicals, Inc. (Chemicals)	532	153,471
Akamai Technologies, Inc.* (IT Services)	393	42,719
Alaska Air Group, Inc.* (Airlines)	298	20,604
Albemarle Corp. (Chemicals)	281	47,256
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	306	55,417
Alexion Pharmaceuticals, Inc.* (Biotechnology)	529	89,232
Align Technology, Inc.* (Health Care Equipment & Supplies)	173	103,027
Allegion PLC (Building Products)	218	29,295
Alliant Energy Corp. (Electric Utilities)	601	33,758
Alphabet, Inc.* - Class A (Interactive Media & Services)	724	1,703,934
Alphabet, Inc.* - Class C (Interactive Media & Services)	694	1,672,623
Altria Group, Inc. (Tobacco)	4,472	213,538
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,030	3,571,444
Amcor PLC (Containers & Packaging)	3,758	44,157
Ameren Corp. (Multi-Utilities)	610	51,752
American Airlines Group, Inc.* (Airlines)	1,539	33,427
American Electric Power Co., Inc. (Electric Utilities)	1,195	106,008
American Express Co. (Consumer Finance)	1,571	240,914
American International Group, Inc. (Insurance)	2,080	100,776
American Tower Corp. (Equity Real Estate Investment Trusts)	1,069	272,350
American Water Works Co., Inc. (Water Utilities)	437	68,168
Ameriprise Financial, Inc. (Capital Markets)	281	72,610
AmerisourceBergen Corp. (Health Care Providers & Services)	355	42,884
AMETEK, Inc. (Electrical Equipment)	555	74,886
Amgen, Inc. (Biotechnology)	1,391	333,339
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,442	97,104
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	887	135,853
ANSYS, Inc.* (Software)	208	76,057
Anthem, Inc. (Health Care Providers & Services)	590	223,841
Aon PLC (Insurance)	544	136,783
APA Corp. (Oil, Gas & Consumable Fuels)	909	18,180
Apple, Inc. (Technology Hardware, Storage & Peripherals)	37,974	4,992,062
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,208	293,024
Aptiv PLC* (Auto Components)	650	93,528
Archer-Daniels-Midland Co. (Food Products)	1,344	84,847
Arista Networks, Inc.* (Communications Equipment)	132	41,602
Arthur J. Gallagher & Co. (Insurance)	466	67,547
Assurant, Inc. (Insurance)	139	21,628
AT&T, Inc. (Diversified Telecommunication Services)	17,161	539,027
Atmos Energy Corp. (Gas Utilities)	308	31,906
Autodesk, Inc.* (Software)	529	154,420
Automatic Data Processing, Inc. (IT Services)	1,030	192,600
AutoZone, Inc.* (Specialty Retail)	53	77,598
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	336	64,512
Avery Dennison Corp. (Containers & Packaging)	200	42,834
Baker Hughes Co. - Class A (Energy Equipment & Services)	1,753	35,200
Ball Corp. (Containers & Packaging)	789	73,881
Bank of America Corp. (Banks)	18,281	740,928
Baxter International, Inc. (Health Care Equipment & Supplies)	1,215	104,113
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	699	173,918
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	4,588	1,261,471
Best Buy Co., Inc. (Specialty Retail)	555	64,530
Biogen, Inc.* (Biotechnology)	367	98,110
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	52	32,767
BlackRock, Inc. - Class A (Capital Markets)	341	279,381
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	99	244,142
BorgWarner, Inc. (Auto Components)	574	27,885
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	341	37,288
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,409	148,632
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,391	336,506
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	982	447,988
Broadridge Financial Solutions, Inc. (IT Services)	278	44,099
Brown-Forman Corp. - Class B (Beverages)	440	33,563
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	322	31,260
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	960	16,003

UltraBull ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Cadence Design Systems, Inc.* (Software)	672	$88,549
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	501	49,018
Campbell Soup Co. (Food Products)	488	23,302
Capital One Financial Corp. (Consumer Finance)	1,105	164,733
Cardinal Health, Inc. (Health Care Providers & Services)	706	42,600
CarMax, Inc.* (Specialty Retail)	391	52,097
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	1,919	53,655
Carrier Global Corp. (Building Products)	1,967	85,722
Catalent, Inc.* (Pharmaceuticals)	409	46,000
Caterpillar, Inc. (Machinery)	1,312	299,281
Cboe Global Markets, Inc. (Capital Markets)	258	26,927
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	807	68,756
CDW Corp. (Electronic Equipment, Instruments & Components)	339	60,454
Celanese Corp. (Chemicals)	275	43,079
Centene Corp.* (Health Care Providers & Services)	1,399	86,374
CenterPoint Energy, Inc. (Multi-Utilities)	1,326	32,474
Cerner Corp. (Health Care Technology)	737	55,312
CF Industries Holdings, Inc. (Chemicals)	515	25,044
Charter Communications, Inc.* - Class A (Media)	340	228,974
Chevron Corp. (Oil, Gas & Consumable Fuels)	4,635	477,729
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	68	101,458
Chubb, Ltd. (Insurance)	1,084	186,003
Church & Dwight Co., Inc. (Household Products)	590	50,587
Cigna Corp. (Health Care Providers & Services)	847	210,911
Cincinnati Financial Corp. (Insurance)	360	40,565
Cintas Corp. (Commercial Services & Supplies)	213	73,515
Cisco Systems, Inc. (Communications Equipment)	10,158	517,144
Citigroup, Inc. (Banks)	5,023	357,839
Citizens Financial Group, Inc. (Banks)	1,023	47,344
Citrix Systems, Inc. (Software)	295	36,536
CME Group, Inc. (Capital Markets)	864	174,519
CMS Energy Corp. (Multi-Utilities)	695	44,751
Cognizant Technology Solutions Corp. - Class A (IT Services)	1,277	102,671
Colgate-Palmolive Co. (Household Products)	2,041	164,709
Comcast Corp. - Class A (Media)	11,000	617,651
Comerica, Inc. (Banks)	334	25,103
Conagra Brands, Inc. (Food Products)	1,174	43,544
ConocoPhillips (Oil, Gas & Consumable Fuels)	3,260	166,716
Consolidated Edison, Inc. (Multi-Utilities)	823	63,708
Constellation Brands, Inc. - Class A (Beverages)	409	98,291
Copart, Inc.* (Commercial Services & Supplies)	501	62,380
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,848	81,700
Corteva, Inc. (Chemicals)	1,790	87,280
Costco Wholesale Corp. (Food & Staples Retailing)	1,065	396,276
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	1,037	196,056
CSX Corp. (Road & Rail)	1,835	184,876
Cummins, Inc. (Machinery)	356	89,726
CVS Health Corp. (Health Care Providers & Services)	3,156	241,119
D.R. Horton, Inc. (Household Durables)	796	78,238
Danaher Corp. (Health Care Equipment & Supplies)	1,525	387,259
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	313	45,923
DaVita, Inc.* (Health Care Providers & Services)	174	20,276
Deere & Co. (Machinery)	754	279,621
Delta Air Lines, Inc.* (Airlines)	1,536	72,069
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	527	35,578
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,424	33,293
DexCom, Inc.* (Health Care Equipment & Supplies)	232	89,575
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	435	35,553
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	677	104,468
Discover Financial Services (Consumer Finance)	738	84,132
Discovery, Inc.* (Media)	390	14,687
Discovery, Inc.* - Class C (Media)	696	22,488
DISH Network Corp.* - Class A (Media)	594	26,605
Dollar General Corp. (Multiline Retail)	590	126,703
Dollar Tree, Inc.* (Multiline Retail)	566	65,033
Dominion Energy, Inc. (Multi-Utilities)	1,938	154,847
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	94	39,700
Dover Corp. (Machinery)	345	51,471
Dow, Inc. (Chemicals)	1,793	112,063
DTE Energy Co. (Multi-Utilities)	466	65,249
Duke Energy Corp. (Electric Utilities)	1,850	186,277
Duke Realty Corp. (Equity Real Estate Investment Trusts)	898	41,775
DuPont de Nemours, Inc. (Chemicals)	1,295	99,857
DXC Technology Co.* (IT Services)	612	20,141
Eastman Chemical Co. (Chemicals)	327	37,733
Eaton Corp. PLC (Electrical Equipment)	957	136,783
eBay, Inc. (Internet & Direct Marketing Retail)	1,555	86,753
Ecolab, Inc. (Chemicals)	598	134,024
Edison International (Electric Utilities)	912	54,218
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,502	143,471

UltraBull ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares		Value
Electronic Arts, Inc. (Entertainment)	692		$98,319
Eli Lilly & Co. (Pharmaceuticals)	1,914		349,822
Emerson Electric Co. (Electrical Equipment)	1,444		130,668
Enphase Energy, Inc.* (Electrical Equipment)	310		43,168
Entergy Corp. (Electric Utilities)	482		52,678
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,403		103,317
Equifax, Inc. (Professional Services)	293		67,164
Equinix, Inc. (Equity Real Estate Investment Trusts)	215		154,963
Equity Residential (Equity Real Estate Investment Trusts)	824		61,166
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	156		45,321
Etsy, Inc.* (Internet & Direct Marketing Retail)	303		60,233
Everest Re Group, Ltd. (Insurance)	97		26,864
Evergy, Inc. (Electric Utilities)	546		34,928
Eversource Energy (Electric Utilities)	826		71,218
Exelon Corp. (Electric Utilities)	2,349		105,564
Expedia Group, Inc.* (Internet & Direct Marketing Retail)	334		58,861
Expeditors International of Washington, Inc. (Air Freight & Logistics)	408		44,823
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	318		47,283
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	10,188		583,161
F5 Networks, Inc.* (Communications Equipment)	149		27,827
Facebook, Inc.* - Class A (Interactive Media & Services)	5,788		1,881,563
Fastenal Co. (Trading Companies & Distributors)	1,382		72,252
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	168		18,957
FedEx Corp. (Air Freight & Logistics)	587		170,412
Fidelity National Information Services, Inc. (IT Services)	1,495		228,586
Fifth Third Bancorp (Banks)	1,710		69,323
First Horizon Corp. (Banks)	–	†	5
First Republic Bank (Banks)	424		77,694
FirstEnergy Corp. (Electric Utilities)	1,306		49,524
Fiserv, Inc.* (IT Services)	1,386		166,486
FleetCor Technologies, Inc.* (IT Services)	201		57,832
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	315		18,891
FMC Corp. (Chemicals)	311		36,773
Ford Motor Co.* (Automobiles)	9,402		108,499
Fortinet, Inc.* (Software)	326		66,579
Fortive Corp. (Machinery)	814		57,647
Fortune Brands Home & Security, Inc. (Building Products)	334		35,063
Fox Corp. - Class A (Media)	803		30,048
Fox Corp. - Class B (Media)	369		13,424
Franklin Resources, Inc. (Capital Markets)	656		19,680
Freeport-McMoRan, Inc. (Metals & Mining)	3,509		132,325
Garmin, Ltd. (Household Durables)	359		49,269
Gartner, Inc.* (IT Services)	214		41,918
Generac Holdings, Inc.* (Electrical Equipment)	151		48,916
General Dynamics Corp. (Aerospace & Defense)	558		106,148
General Electric Co. (Industrial Conglomerates)	21,098		276,806
General Mills, Inc. (Food Products)	1,471		89,525
General Motors Co.* (Automobiles)	3,051		174,578
Genuine Parts Co. (Distributors)	347		43,365
Gilead Sciences, Inc. (Biotechnology)	3,024		191,933
Global Payments, Inc. (IT Services)	711		152,602
Globe Life, Inc. (Insurance)	228		23,368
Halliburton Co. (Energy Equipment & Services)	2,137		41,800
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	838		17,648
Hartford Financial Services Group, Inc. (Insurance)	860		56,726
Hasbro, Inc. (Leisure Products)	307		30,531
HCA Healthcare, Inc. (Health Care Providers & Services)	638		128,276
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	1,295		44,470
Henry Schein, Inc.* (Health Care Providers & Services)	343		24,868
Hess Corp. (Oil, Gas & Consumable Fuels)	657		48,953
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	3,130		50,143
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	668		85,972
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	358		12,530
Hologic, Inc.* (Health Care Equipment & Supplies)	619		40,575
Honeywell International, Inc. (Industrial Conglomerates)	1,675		373,592
Hormel Foods Corp. (Food Products)	675		31,185
Host Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	1,696		30,799
Howmet Aerospace, Inc.* (Aerospace & Defense)	938		29,978
HP, Inc. (Technology Hardware, Storage & Peripherals)	3,015		102,842
Humana, Inc. (Health Care Providers & Services)	310		138,024
Huntington Bancshares, Inc. (Banks)	2,447		37,488
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	97		20,595
IDEX Corp. (Machinery)	183		41,029
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	205		112,543
IHS Markit, Ltd. (Professional Services)	897		96,500
Illinois Tool Works, Inc. (Machinery)	694		159,939
Illumina, Inc.* (Life Sciences Tools & Services)	351		137,887
Incyte Corp.* (Biotechnology)	449		38,336

UltraBull ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Ingersoll Rand, Inc.* (Machinery)	896	$44,271
Intel Corp. (Semiconductors & Semiconductor Equipment)	9,777	562,471
Intercontinental Exchange, Inc. (Capital Markets)	1,352	159,144
International Business Machines Corp. (IT Services)	2,151	305,184
International Flavors & Fragrances, Inc. (Chemicals)	598	85,018
International Paper Co. (Containers & Packaging)	945	54,810
Intuit, Inc. (Software)	659	271,613
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	284	245,660
Invesco, Ltd. (Capital Markets)	904	24,408
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	86	18,671
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	460	107,957
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	693	27,803
J.B. Hunt Transport Services, Inc. (Road & Rail)	201	34,313
Jack Henry & Associates, Inc. (IT Services)	183	29,798
Jacobs Engineering Group, Inc. (Construction & Engineering)	313	41,820
Johnson & Johnson (Pharmaceuticals)	6,325	1,029,266
Johnson Controls International PLC (Building Products)	1,733	108,035
JPMorgan Chase & Co. (Banks)	7,344	1,129,580
Juniper Networks, Inc. (Communications Equipment)	789	20,033
Kansas City Southern (Road & Rail)	219	63,994
Kellogg Co. (Food Products)	612	38,201
KeyCorp (Banks)	2,330	50,701
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	447	64,524
Kimberly-Clark Corp. (Household Products)	813	108,389
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	1,039	21,819
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	4,684	79,862
KLA Corp. (Semiconductors & Semiconductor Equipment)	371	116,995
L Brands, Inc.* (Specialty Retail)	562	37,036
L3Harris Technologies, Inc. (Aerospace & Defense)	495	103,569
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	235	62,479
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	344	213,435
Lamb Weston Holding, Inc. (Food Products)	351	28,256
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	790	48,395
Leggett & Platt, Inc. (Household Durables)	319	15,845
Leidos Holdings, Inc. (IT Services)	321	32,511
Lennar Corp. - Class A (Household Durables)	661	68,480
Lincoln National Corp. (Insurance)	434	27,832
Linde PLC (Chemicals)	1,258	359,586
Live Nation Entertainment, Inc.* (Entertainment)	345	28,249
LKQ Corp.* (Distributors)	671	31,342
Lockheed Martin Corp. (Aerospace & Defense)	593	225,672
Loews Corp. (Insurance)	546	30,440
Lowe's Cos., Inc. (Specialty Retail)	1,759	345,204
Lumen Technologies, Inc. (Diversified Telecommunication Services)	2,374	30,458
LyondellBasell Industries N.V. - Class A (Chemicals)	619	64,215
M&T Bank Corp. (Banks)	309	48,726
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,900	21,394
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,567	87,204
MarketAxess Holdings, Inc. (Capital Markets)	91	44,450
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	641	95,129
Marsh & McLennan Cos., Inc. (Insurance)	1,223	165,960
Martin Marietta Materials, Inc. (Construction Materials)	150	52,968
Masco Corp. (Building Products)	618	39,478
Mastercard, Inc. - Class A (IT Services)	2,109	805,765
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	645	60,630
McCormick & Co., Inc. (Food Products)	599	54,126
McDonald's Corp. (Hotels, Restaurants & Leisure)	1,794	423,527
McKesson Corp. (Health Care Providers & Services)	383	71,835
Medtronic PLC (Health Care Equipment & Supplies)	3,244	424,705
Merck & Co., Inc. (Pharmaceuticals)	6,089	453,631
MetLife, Inc. (Insurance)	1,808	115,043
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	56	73,546
MGM Resorts International (Hotels, Restaurants & Leisure)	987	40,191
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	647	97,238
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,692	231,700
Microsoft Corp. (Software)	18,152	4,577,572
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	275	43,266
Mohawk Industries, Inc.* (Household Durables)	142	29,181
Molson Coors Beverage Co.* - Class B (Beverages)	452	24,837
Mondelez International, Inc. - Class A (Food Products)	3,398	206,631

UltraBull ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	103	$37,222
Monster Beverage Corp.* (Beverages)	889	86,277
Moody's Corp. (Capital Markets)	387	126,437
Morgan Stanley (Capital Markets)	3,611	298,088
Motorola Solutions, Inc. (Communications Equipment)	407	76,638
MSCI, Inc. - Class A (Capital Markets)	199	96,668
Nasdaq, Inc. (Capital Markets)	277	44,747
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	535	39,959
Netflix, Inc.* (Entertainment)	1,066	547,359
Newell Brands, Inc. (Household Durables)	909	24,507
Newmont Corp. (Metals & Mining)	1,925	120,139
News Corp. - Class A (Media)	940	24,623
News Corp. - Class B (Media)	292	7,099
NextEra Energy, Inc. (Electric Utilities)	4,717	365,614
Nielsen Holdings PLC (Professional Services)	860	22,059
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	3,059	405,684
NiSource, Inc. (Multi-Utilities)	942	24,511
Norfolk Southern Corp. (Road & Rail)	606	169,219
Northern Trust Corp. (Capital Markets)	502	57,128
Northrop Grumman Corp. (Aerospace & Defense)	373	132,206
NortonLifelock, Inc. (Software)	1,400	30,254
Norwegian Cruise Line Holdings, Ltd.*(a) (Hotels, Restaurants & Leisure)	872	27,076
NOV, Inc.* (Energy Equipment & Services)	933	13,948
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	588	21,062
Nucor Corp. (Metals & Mining)	717	58,980
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,492	895,767
NVR, Inc.* (Household Durables)	9	45,163
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	666	128,212
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	2,017	51,151
Old Dominion Freight Line, Inc. (Road & Rail)	231	59,554
Omnicom Group, Inc. (Media)	517	42,528
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	1,071	56,056
Oracle Corp. (Software)	4,463	338,251
O'Reilly Automotive, Inc.* (Specialty Retail)	169	93,437
Otis Worldwide Corp. (Machinery)	981	76,390
PACCAR, Inc. (Machinery)	835	75,050
Packaging Corp. of America (Containers & Packaging)	228	33,664
Parker-Hannifin Corp. (Machinery)	310	97,281
Paychex, Inc. (IT Services)	772	75,262
Paycom Software, Inc.* (Software)	118	45,360
PayPal Holdings, Inc.* (IT Services)	2,818	739,133
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	358	31,905
Pentair PLC (Machinery)	399	25,739
People's United Financial, Inc. (Banks)	1,023	18,547
PepsiCo, Inc. (Beverages)	3,320	478,612
PerkinElmer, Inc. (Life Sciences Tools & Services)	270	35,000
Perrigo Co. PLC (Pharmaceuticals)	319	13,280
Pfizer, Inc. (Pharmaceuticals)	13,421	518,722
Philip Morris International, Inc. (Tobacco)	3,747	355,965
Phillips 66 (Oil, Gas & Consumable Fuels)	1,051	85,036
Pinnacle West Capital Corp. (Electric Utilities)	271	22,940
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	495	76,146
Pool Corp. (Distributors)	97	40,984
PPG Industries, Inc. (Chemicals)	571	97,778
PPL Corp. (Electric Utilities)	1,849	53,861
Principal Financial Group, Inc. (Insurance)	610	38,961
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,780	207,424
Prudential Financial, Inc. (Insurance)	955	95,844
PTC, Inc.* (Software)	253	33,128
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,215	76,739
Public Storage (Equity Real Estate Investment Trusts)	366	102,905
PulteGroup, Inc. (Household Durables)	639	37,778
PVH Corp.* (Textiles, Apparel & Luxury Goods)	171	19,354
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	272	51,182
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	2,733	379,340
Quanta Services, Inc. (Construction & Engineering)	332	32,084
Quest Diagnostics, Inc. (Health Care Providers & Services)	321	42,333
Ralph Lauren Corp.* (Textiles, Apparel & Luxury Goods)	116	15,462
Raymond James Financial, Inc. (Capital Markets)	295	38,580
Raytheon Technologies Corp. (Aerospace & Defense)	3,656	304,325
Realty Income Corp. (Equity Real Estate Investment Trusts)	899	62,166
Regency Centers Corp. (Equity Real Estate Investment Trusts)	380	24,191
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	253	121,769
Regions Financial Corp. (Banks)	2,310	50,358
Republic Services, Inc. - Class A (Commercial Services & Supplies)	507	53,894
ResMed, Inc. (Health Care Equipment & Supplies)	351	65,977
Robert Half International, Inc. (Professional Services)	272	23,830
Rockwell Automation, Inc. (Electrical Equipment)	279	73,729
Rollins, Inc. (Commercial Services & Supplies)	531	19,796

UltraBull ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Roper Technologies, Inc. (Industrial Conglomerates)	253	$112,949
Ross Stores, Inc. (Specialty Retail)	856	112,085
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	527	45,823
S&P Global, Inc. (Capital Markets)	579	226,036
Salesforce.com, Inc.* (Software)	2,208	508,547
SBA Communications Corp. (Equity Real Estate Investment Trusts)	264	79,126
Schlumberger, Ltd. (Energy Equipment & Services)	3,364	90,997
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	483	44,842
Sealed Air Corp. (Containers & Packaging)	372	18,377
Sempra Energy (Multi-Utilities)	728	100,151
ServiceNow, Inc.* (Software)	472	239,007
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	791	96,296
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	397	71,988
Snap-on, Inc. (Machinery)	131	31,126
Southwest Airlines Co.* (Airlines)	1,421	89,210
Stanley Black & Decker, Inc. (Machinery)	387	80,020
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,833	324,350
State Street Corp. (Capital Markets)	847	71,106
STERIS PLC (Health Care Equipment & Supplies)	205	43,259
Stryker Corp. (Health Care Equipment & Supplies)	787	206,690
SVB Financial Group* (Banks)	125	71,479
Synchrony Financial (Consumer Finance)	1,306	57,124
Synopsys, Inc.* (Software)	367	90,671
Sysco Corp. (Food & Staples Retailing)	1,228	104,048
T. Rowe Price Group, Inc. (Capital Markets)	548	98,202
Take-Two Interactive Software, Inc.* (Entertainment)	277	48,580
Tapestry, Inc.* (Textiles, Apparel & Luxury Goods)	668	31,964
Target Corp. (Multiline Retail)	1,205	249,748
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	796	107,039
Teledyne Technologies, Inc.* (Aerospace & Defense)	89	39,850
Teleflex, Inc. (Health Care Equipment & Supplies)	113	47,740
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	401	50,157
Tesla, Inc.* (Automobiles)	1,848	1,311,045
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,216	400,010
Textron, Inc. (Aerospace & Defense)	546	35,075
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,607	44,707
The Allstate Corp. (Insurance)	729	92,437
The Bank of New York Mellon Corp. (Capital Markets)	1,941	96,817
The Boeing Co.* (Aerospace & Defense)	1,320	309,290
The Charles Schwab Corp. (Capital Markets)	3,601	253,510
The Clorox Co. (Household Products)	303	55,298
The Coca-Cola Co. (Beverages)	9,333	503,796
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	118	48,485
The Estee Lauder Co., Inc. (Personal Products)	553	173,531
The Gap, Inc. (Specialty Retail)	494	16,351
The Goldman Sachs Group, Inc. (Capital Markets)	828	288,517
The Hershey Co. (Food Products)	353	57,998
The Home Depot, Inc. (Specialty Retail)	2,591	838,628
The Interpublic Group of Cos., Inc. (Media)	939	29,813
The JM Smucker Co. - Class A (Food Products)	264	34,581
The Kraft Heinz Co. (Food Products)	1,559	64,371
The Kroger Co. (Food & Staples Retailing)	1,831	66,905
The Mosaic Co. (Chemicals)	829	29,164
The PNC Financial Services Group, Inc. (Banks)	1,020	190,689
The Procter & Gamble Co. (Household Products)	5,925	790,513
The Progressive Corp. (Insurance)	1,409	141,943
The Sherwin-Williams Co. (Chemicals)	583	159,666
The Southern Co. (Electric Utilities)	2,542	168,204
The TJX Cos., Inc. (Specialty Retail)	2,890	205,190
The Travelers Cos., Inc. (Insurance)	607	93,879
The Walt Disney Co.* (Entertainment)	4,369	812,722
The Western Union Co. (IT Services)	988	25,451
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,920	71,131
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	948	445,778
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	1,406	185,775
Tractor Supply Co. (Specialty Retail)	279	52,619
Trane Technologies PLC (Building Products)	574	99,778
TransDigm Group, Inc.* (Aerospace & Defense)	132	81,014
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	604	49,528
Truist Financial Corp. (Banks)	3,242	192,283
Twitter, Inc.* (Interactive Media & Services)	1,920	106,022
Tyler Technologies, Inc.* (Software)	98	41,636
Tyson Foods, Inc. - Class A (Food Products)	709	54,912
U.S. Bancorp (Banks)	3,288	195,143
UDR, Inc. (Equity Real Estate Investment Trusts)	713	33,119
Ulta Beauty, Inc.* (Specialty Retail)	136	44,792
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	453	11,012
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	468	9,318
Union Pacific Corp. (Road & Rail)	1,612	358,010
United Airlines Holdings , Inc.* (Airlines)	767	41,725

UltraBull ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,731	$352,881
United Rentals, Inc.* (Trading Companies & Distributors)	173	55,351
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,275	907,271
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	187	27,753
Unum Group (Insurance)	489	13,819
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	983	72,703
Ventas, Inc. (Equity Real Estate Investment Trusts)	901	49,969
VeriSign, Inc.* (IT Services)	239	52,286
Verisk Analytics, Inc. - Class A (Professional Services)	392	73,774
Verizon Communications, Inc. (Diversified Telecommunication Services)	9,957	575,415
Vertex Pharmaceuticals, Inc.* (Biotechnology)	626	136,593
VF Corp. (Textiles, Apparel & Luxury Goods)	772	67,674
ViacomCBS, Inc. - Class B (Media)	1,365	55,992
Viatris, Inc.* (Pharmaceuticals)	2,905	38,637
Visa, Inc. - Class A (IT Services)	4,082	953,391
Vornado Realty Trust (Equity Real Estate Investment Trusts)	376	17,202
Vulcan Materials Co. (Construction Materials)	319	56,859
W.R. Berkley Corp. (Insurance)	337	26,866
W.W. Grainger, Inc. (Trading Companies & Distributors)	106	45,955
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,725	91,598
Walmart, Inc. (Food & Staples Retailing)	3,336	466,739
Waste Management, Inc. (Commercial Services & Supplies)	937	129,277
Waters Corp.* (Life Sciences Tools & Services)	150	44,981
WEC Energy Group, Inc. (Multi-Utilities)	759	73,752
Wells Fargo & Co. (Banks)	9,950	448,248
Welltower, Inc. (Equity Real Estate Investment Trusts)	1,004	75,330
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	179	58,805
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	736	51,984
Westinghouse Air Brake Technologies Corp. (Machinery)	428	35,126
WestRock Co. (Containers & Packaging)	634	35,346
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,798	69,708
Whirlpool Corp. (Household Durables)	151	35,704
Willis Towers Watson PLC (Insurance)	310	80,247
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	253	32,485
Xcel Energy, Inc. (Electric Utilities)	1,294	92,262
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	592	75,752
Xylem, Inc. (Machinery)	434	48,022
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	723	86,413
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	129	62,918
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	501	88,757
Zions Bancorp (Banks)	395	22,041
Zoetis, Inc. (Pharmaceuticals)	1,143	197,773

TOTAL COMMON STOCKS
(Cost $36,042,260)		85,135,355

Repurchase Agreements(b)(c) (25.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $34,697,000	$34,697,000	$34,697,000

TOTAL REPURCHASE AGREEMENTS
(Cost $34,697,000)		34,697,000

Collateral for Securities Loaned(d)(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.05%(e)	22,754	$22,754
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $22,754)		22,754
TOTAL INVESTMENT SECURITIES
(Cost $70,762,014) - 86.8%		119,855,109
Net other assets (liabilities) - 13.2%		18,170,285

NET ASSETS - 100.0%		$138,025,394

*	Non-income producing security.
†	Number of shares is less than 0.50.
(a)	All or part of this security was on loan as of April 30, 2021. The total value of securities on loan as of April 30, 2021 was $22,791.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $21,021,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2021.

UltraBull ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	16	6/21/21	$3,339,520	$248,650

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	5/27/21	0.63%	$47,531,423	$(69,261)
SPDR S&P 500 ETF	Goldman Sachs International	5/27/21	0.53%	16,248,196	(9,300)
				$63,779,619	$(78,561)

S&P 500	UBS AG	5/27/21	0.58%	$85,630,362	$(83,359)
SPDR S&P 500 ETF	UBS AG	5/27/21	0.18%	37,749,767	(14,153)
				$123,380,129	$(97,512)
				$187,159,748	$(176,073)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraBull ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

UltraBull ProFund invested in the following industries as of April 30, 2021:

	Value	% of Net Assets
Aerospace & Defense	$1,387,722	1.0%
Air Freight & Logistics	599,376	0.4%
Airlines	257,035	0.2%
Auto Components	121,413	0.1%
Automobiles	1,594,122	1.2%
Banks	3,773,520	2.7%
Beverages	1,225,376	0.9%
Biotechnology	1,483,076	1.1%
Building Products	419,458	0.3%
Capital Markets	2,496,955	1.8%
Chemicals	1,572,008	1.1%
Commercial Services & Supplies	338,862	0.2%
Communications Equipment	683,244	0.5%
Construction & Engineering	73,904	0.1%
Construction Materials	109,827	0.1%
Consumer Finance	546,903	0.4%
Containers & Packaging	303,069	0.2%
Distributors	115,691	0.1%
Diversified Financial Services	1,261,471	0.9%
Diversified Telecommunication Services	1,144,900	0.8%
Electric Utilities	1,397,055	1.0%
Electrical Equipment	508,150	0.4%
Electronic Equipment, Instruments & Components	560,829	0.4%
Energy Equipment & Services	181,945	0.1%
Entertainment	1,705,207	1.2%
Equity Real Estate Investment Trusts	2,085,148	1.5%
Food & Staples Retailing	1,125,566	0.8%
Food Products	811,479	0.6%
Gas Utilities	31,906	NM
Health Care Equipment & Supplies	3,115,310	2.3%
Health Care Providers & Services	2,270,844	1.6%
Health Care Technology	55,312	NM
Hotels, Restaurants & Leisure	1,531,020	1.1%
Household Durables	384,165	0.3%
Household Products	1,169,495	0.9%
Independent Power and Renewable Electricity Producers	65,769	0.1%
Industrial Conglomerates	1,037,963	0.8%
Insurance	1,666,275	1.2%
Interactive Media & Services	5,364,143	3.9%
Internet & Direct Marketing Retail	4,021,432	2.9%
IT Services	4,510,929	3.3%
Leisure Products	30,531	NM
Life Sciences Tools & Services	975,874	0.7%
Machinery	1,491,739	1.1%
Media	1,113,932	0.8%
Metals & Mining	311,444	0.2%
Multiline Retail	441,484	0.3%
Multi-Utilities	687,934	0.5%
Oil, Gas & Consumable Fuels	2,096,119	1.5%
Personal Products	173,531	0.1%
Pharmaceuticals	2,983,637	2.2%
Professional Services	283,327	0.2%
Real Estate Management & Development	68,756	0.1%
Road & Rail	869,966	0.6%
Semiconductors & Semiconductor Equipment	4,486,968	3.3%
Software	7,184,296	5.2%
Specialty Retail	1,970,992	1.4%
Technology Hardware, Storage & Peripherals	5,281,831	3.9%
Textiles, Apparel & Luxury Goods	578,116	0.4%
Tobacco	569,503	0.4%
Trading Companies & Distributors	173,558	0.1%
Water Utilities	68,168	0.1%
Wireless Telecommunication Services	185,775	0.1%
Other **	52,890,039	38.3%
Total	$138,025,394	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

UltraChina ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks (87.8%)

	Shares	Value
111, Inc.*ADR(a) (Food & Staples Retailing)	1,154	$14,379
21Vianet Group, Inc.*ADR (IT Services)	2,984	83,283
360 DigiTech, Inc.*ADR (Consumer Finance)	2,079	53,243
Agora, Inc.*ADR(a) (Software)	574	27,902
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	16,883	3,899,128
Aluminum Corp. of China, Ltd.*ADR (Metals & Mining)	4,973	64,649
Autohome, Inc.ADR (Interactive Media & Services)	1,802	167,099
Baidu, Inc.*ADR (Interactive Media & Services)	6,690	1,407,109
Baozun, Inc.*ADR (Internet & Direct Marketing Retail)	1,749	60,708
Beigene, Ltd.*ADR (Biotechnology)	1,240	425,989
BEST, Inc.*ADR (Air Freight & Logistics)	6,795	8,969
Bilibili, Inc.*ADR (Entertainment)	7,034	779,789
BIT Mining, Ltd.*ADR(a) (Hotels, Restaurants & Leisure)	732	12,781
Cango, Inc.ADR (Internet & Direct Marketing Retail)	1,162	7,797
China Life Insurance Co., Ltd.ADR (Insurance)	46,914	478,992
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	8,043	395,635
China Southern Airlines Co., Ltd.*ADR(a) (Airlines)	1,078	36,426
Chindata Group Holdings, Ltd.*ADR (IT Services)	1,235	16,290
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	1,533	123,391
DouYu International Holdings, Ltd.*ADR (Entertainment)	3,339	30,418
EHang Holdings, Ltd.*ADR (Aerospace & Defense)	111	3,097
GDS Holdings, Ltd.*ADR (IT Services)	3,600	298,692
Genetron Holdings, Ltd.*ADR (Biotechnology)	501	10,601
GSX Techedu, Inc.*ADR(a) (Diversified Consumer Services)	3,557	113,646
Huazhu Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	4,559	268,799
HUYA, Inc.*ADR(a) (Entertainment)	2,275	40,086
iClick Interactive Asia Group, Ltd.*ADR (Media)	1,840	23,736
iQIYI, Inc.*ADR (Entertainment)	10,218	150,307
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	22,020	1,703,466
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	1,184	43,761
JOYY, Inc.ADR (Interactive Media & Services)	1,773	168,541
KE Holdings, Inc.*ADR (Real Estate Management & Development)	5,014	260,979
Kingsoft Cloud Holdings, Ltd.*ADR (IT Services)	1,031	45,282
Lexinfintech Holdings, Ltd.*ADR (Consumer Finance)	3,404	30,942
MINISO Group Holding, Ltd.*ADR(a) (Multiline Retail)	979	26,335
Momo, Inc.ADR (Interactive Media & Services)	5,312	77,874
NetEase, Inc.ADR (Entertainment)	8,420	943,544
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	47,205	720,348
NIO, Inc.*ADR (Automobiles)	21,545	858,353
Niu Technologies*ADR (Automobiles)	842	31,457
OneConnect Financial Technology Co., Ltd.*ADR (Software)	1,106	16,302
PetroChina Co., Ltd.ADR(a) (Oil, Gas & Consumable Fuels)	6,651	239,636
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	8,577	1,148,718
Puxin, Ltd.*ADR (Diversified Consumer Services)	1,318	4,732
Qudian, Inc.*ADR(a) (Consumer Finance)	5,577	11,433
Qutoutiao, Inc.*ADR(a) (Interactive Media & Services)	3,499	8,048
ReneSola, Ltd.*ADR (Construction & Engineering)	1,513	14,570
Sinopec Shanghai Petrochemical Co., Ltd.ADR (Chemicals)	970	24,105
Sohu.com, Ltd.*ADR (Interactive Media & Services)	916	17,285
So-Young International, Inc.*ADR (Interactive Media & Services)	718	6,792
TAL Education Group*ADR (Diversified Consumer Services)	12,594	717,228
Tencent Music Entertainment Group*ADR (Entertainment)	13,108	228,341
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	14,395	562,557
Up Fintech Holding, Ltd.*ADR(a) (Capital Markets)	1,867	39,879
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	12,187	374,994
Weibo Corp.*ADR (Interactive Media & Services)	1,808	91,123
Xunlei, Ltd.*ADR (Software)	1,121	5,953
Zai Lab, Ltd.*ADR (Biotechnology)	2,346	389,929
Zepp Health Corp.*ADR (Electronic Equipment, Instruments & Components)	721	7,405
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	19,858	638,634
TOTAL COMMON STOCKS
(Cost $11,309,419)		18,461,487

Repurchase Agreements(b)(c) (18.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $3,785,000	$3,785,000	$3,785,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,785,000)		3,785,000

UltraChina ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Collateral for Securities Loaned(d) (2.3%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.05%(e)	491,823	$491,823
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $491,823)		491,823
TOTAL INVESTMENT SECURITIES
(Cost $15,586,242) - 108.1%		22,738,310
Net other assets (liabilities) - (8.1)%		(1,697,306)

NET ASSETS - 100.0%		$21,041,004

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2021. The total value of securities on loan as of April 30, 2021 was $460,076.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $921,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2021.
ADR	American Depositary Receipt

UltraChina ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon China Select ADR Index (USD)	Goldman Sachs International	5/27/21	0.53%	$12,314,977	$(382,662)
S&P/BNY Mellon China Select ADR Index (USD)	UBS AG	5/27/21	0.33%	11,346,595	(406,139)
				$23,661,572	$(788,801)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraChina ProFund invested in the following industries as of April 30, 2021:

	Value	% of Net Assets
Aerospace & Defense	$3,097	NM
Air Freight & Logistics	647,603	3.1%
Airlines	36,426	0.2%
Automobiles	889,810	4.2%
Biotechnology	826,519	3.9%
Capital Markets	39,879	0.2%
Chemicals	24,104	0.1%
Construction & Engineering	14,570	0.1%
Consumer Finance	95,618	0.5%
Diversified Consumer Services	1,555,954	7.4%
Electronic Equipment, Instruments & Components	7,405	NM
Entertainment	2,172,486	10.3%
Food & Staples Retailing	14,379	0.1%
Hotels, Restaurants & Leisure	281,579	1.3%
Insurance	478,992	2.3%
Interactive Media & Services	1,943,871	9.3%
Internet & Direct Marketing Retail	7,757,369	36.8%
IT Services	443,547	2.1%
Media	23,736	0.1%
Metals & Mining	64,649	0.3%
Multiline Retail	26,335	0.1%
Oil, Gas & Consumable Fuels	635,271	3.0%
Real Estate Management & Development	260,979	1.3%
Semiconductors & Semiconductor Equipment	167,152	0.8%
Software	50,157	0.3%
Other **	2,579,517	12.2%
Total	$21,041,004	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of April 30, 2021:

	Value	% of Net Assets
China	$18,461,487	87.8%
Other **	2,579,517	12.2%
Total	$21,041,004	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

UltraDow 30 ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks (64.1%)

	Shares	Value
3M Co. (Industrial Conglomerates)	4,814	$949,032
American Express Co. (Consumer Finance)	4,816	738,534
Amgen, Inc. (Biotechnology)	4,814	1,153,627
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4,816	633,111
Caterpillar, Inc. (Machinery)	4,814	1,098,122
Chevron Corp. (Oil, Gas & Consumable Fuels)	4,816	496,385
Cisco Systems, Inc. (Communications Equipment)	4,817	245,233
Dow, Inc. (Chemicals)	4,816	301,000
Honeywell International, Inc. (Industrial Conglomerates)	4,814	1,073,714
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,816	277,064
International Business Machines Corp. (IT Services)	4,816	683,294
Johnson & Johnson (Pharmaceuticals)	4,816	783,708
JPMorgan Chase & Co. (Banks)	4,816	740,749
McDonald's Corp. (Hotels, Restaurants & Leisure)	4,814	1,136,489
Merck & Co., Inc. (Pharmaceuticals)	4,816	358,792
Microsoft Corp. (Software)	4,814	1,213,996
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	4,816	638,698
Salesforce.com, Inc.* (Software)	4,814	1,108,760
The Boeing Co.* (Aerospace & Defense)	4,814	1,127,968
The Coca-Cola Co. (Beverages)	4,815	259,914
The Goldman Sachs Group, Inc. (Capital Markets)	4,814	1,677,437
The Home Depot, Inc. (Specialty Retail)	4,814	1,558,147
The Procter & Gamble Co. (Household Products)	4,816	642,551
The Travelers Cos., Inc. (Insurance)	4,816	744,843
The Walt Disney Co.* (Entertainment)	4,816	895,872
UnitedHealth Group, Inc. (Health Care Providers & Services)	4,814	1,919,823
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,815	278,259
Visa, Inc. - Class A (IT Services)	4,814	1,124,359
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	4,817	255,783
Walmart, Inc. (Food & Staples Retailing)	4,816	673,806
TOTAL COMMON STOCKS
(Cost $11,820,696)		24,789,070

Repurchase Agreements(a)(b) (36.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $14,247,000	$14,247,000	$14,247,000
TOTAL REPURCHASE AGREEMENTS
(Cost $14,247,000)		14,247,000
TOTAL INVESTMENT SECURITIES
(Cost $26,067,696) - 101.0%		39,036,070
Net other assets (liabilities) - (1.0)%		(395,780)

NET ASSETS - 100.0%		$38,640,290

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $7,094,000.

UltraDow 30 ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	19	6/21/21	$3,207,865	$160,013

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	5/27/21	0.58%	$11,191,356	$(33,407)
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	5/27/21	0.43%	9,584,104	(25,524)
				$20,775,460	$(58,931)

Dow Jones Industrial Average	UBS AG	5/27/21	0.58%	$20,054,148	$(70,662)
SPDR Dow Jones Industrial Average ETF	UBS AG	5/27/21	0.38%	8,537,452	(22,701)
				$28,591,600	$(93,363)
				$49,367,060	$(152,294)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraDow 30 ProFund invested in the following industries as of April 30, 2021:

	Value	% of Net Assets
Aerospace & Defense	$1,127,968	2.9%
Banks	740,749	1.9%
Beverages	259,914	0.7%
Biotechnology	1,153,627	3.0%
Capital Markets	1,677,438	4.3%
Chemicals	301,000	0.8%
Communications Equipment	245,233	0.6%
Consumer Finance	738,534	1.9%
Diversified Telecommunication Services	278,259	0.7%
Entertainment	895,872	2.3%
Food & Staples Retailing	929,589	2.4%
Health Care Providers & Services	1,919,823	5.0%
Hotels, Restaurants & Leisure	1,136,489	2.9%
Household Products	642,551	1.7%
Industrial Conglomerates	2,022,747	5.2%
Insurance	744,843	1.9%
IT Services	1,807,652	4.7%
Machinery	1,098,122	2.8%
Oil, Gas & Consumable Fuels	496,385	1.3%
Pharmaceuticals	1,142,500	3.0%
Semiconductors & Semiconductor Equipment	277,064	0.7%
Software	2,322,755	6.1%
Specialty Retail	1,558,147	4.0%
Technology Hardware, Storage & Peripherals	633,111	1.6%
Textiles, Apparel & Luxury Goods	638,698	1.7%
Other **	13,851,220	35.9%
Total	$38,640,290	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks (87.6%)

	Shares	Value
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	9,678	$2,235,133
Ambev S.A.ADR (Beverages)	27,570	76,645
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	7,420	103,434
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	2,609	53,693
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	10,618	88,236
Baidu, Inc.*ADR (Interactive Media & Services)	1,706	358,823
Banco Bradesco S.A.ADR (Banks)	30,528	132,796
Beigene, Ltd.*ADR (Biotechnology)	246	84,511
Bilibili, Inc.*ADR (Entertainment)	1,395	154,650
Cemex SAB de CV*ADR (Construction Materials)	9,472	74,734
China Life Insurance Co., Ltd.ADR (Insurance)	9,313	95,086
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	1,597	78,556
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	2,379	97,182
Dr. Reddy's Laboratories, Ltd.ADR (Pharmaceuticals)	760	52,455
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	1,163	90,133
GDS Holdings, Ltd.*ADR (IT Services)	715	59,324
Gold Fields, Ltd.ADR (Metals & Mining)	5,527	51,843
GSX Techedu, Inc.*ADR(a) (Diversified Consumer Services)	706	22,557
HDFC Bank, Ltd.*ADR (Banks)	7,148	502,362
Huazhu Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	905	53,359
ICICI Bank, Ltd.*ADR (Banks)	16,004	260,865
Infosys Technologies, Ltd.ADR (IT Services)	22,924	414,466
iQIYI, Inc.*ADR (Entertainment)	2,028	29,832
Itau Unibanco Holding S.A.ADR (Banks)	30,353	151,765
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	5,616	434,453
KB Financial Group, Inc.ADR (Banks)	2,446	119,658
KE Holdings, Inc.*ADR (Real Estate Management & Development)	995	51,790
Natura & Co. Holding SAADR (Personal Products)	2,624	46,733
NetEase, Inc.ADR (Entertainment)	2,508	281,045
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	9,370	142,986
NIO, Inc.*ADR (Automobiles)	8,087	322,186
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	11,643	98,733
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	2,187	292,905
POSCOADR (Metals & Mining)	2,008	163,472
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	2,975	65,629
Sibanye Stillwater, Ltd.ADR (Metals & Mining)	4,299	80,177
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	2,228	66,929
Suzano Papel e Celulose S.A.*ADR (Paper & Forest Products)	4,429	56,160
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	19,915	2,324,877
TAL Education Group*ADR (Diversified Consumer Services)	2,500	142,375
Tata Motors, Ltd.*ADR (Automobiles)	2,369	45,840
Tencent Music Entertainment Group*ADR (Entertainment)	2,602	45,327
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	2,858	111,691
United Microelectronics Corp.ADR(a) (Semiconductors & Semiconductor Equipment)	14,458	143,423
Vale S.A.ADR (Metals & Mining)	21,494	432,459
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	2,419	74,433
Wipro, Ltd.ADR (IT Services)	8,914	63,824
Zai Lab, Ltd.*ADR (Biotechnology)	466	77,454
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	3,942	126,775
TOTAL COMMON STOCKS (Cost $5,269,462)		11,133,774

Preferred Stock (1.0%)
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	14,373	124,326

TOTAL PREFERRED STOCK (Cost $37,251)		124,326

Repurchase Agreements(b)(c) (13.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $1,700,000	$1,700,000	$1,700,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,700,000)		1,700,000

Collateral for Securities Loaned(d) (1.3%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.05%(e)	163,288	$163,288
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $163,288)		163,288
TOTAL INVESTMENT SECURITIES (Cost $7,170,001) - 103.3%		13,121,388
Net other assets (liabilities) - (3.3)%		(424,742)

NET ASSETS - 100.0%		$12,696,646

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2021. The total value of securities on loan as of April 30, 2021 was $154,309.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $443,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2021.
ADR	American Depositary Receipt

UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	5/27/21	0.53%	$8,587,711	$(209,681)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	5/27/21	0.58%	5,643,802	(153,671)
				$14,231,513	$(363,352)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraEmerging Markets ProFund invested in the following industries as of April 30, 2021:

	Value	% of Net Assets
Air Freight & Logistics	$126,775	1.0%
Automobiles	368,026	2.9%
Banks	1,167,446	9.2%
Beverages	166,777	1.3%
Biotechnology	161,965	1.3%
Construction Materials	74,734	0.6%
Diversified Consumer Services	307,918	2.4%
Diversified Telecommunication Services	162,810	1.3%
Entertainment	510,855	4.0%
Hotels, Restaurants & Leisure	53,359	0.4%
Insurance	95,086	0.8%
Interactive Media & Services	358,823	2.8%
Internet & Direct Marketing Retail	3,148,616	24.7%
IT Services	537,614	4.2%
Metals & Mining	781,643	6.2%
Oil, Gas & Consumable Fuels	301,615	2.4%
Paper & Forest Products	56,160	0.5%
Personal Products	46,733	0.4%
Pharmaceuticals	52,455	0.4%
Real Estate Management & Development	51,790	0.4%
Semiconductors & Semiconductor Equipment	2,556,536	20.1%
Wireless Telecommunication Services	170,364	1.3%
Other **	1,438,546	11.4%
Total	$12,696,646	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of April 30, 2021:

	Value	% of Net Assets
Brazil	$1,119,617	8.8%
China	5,275,251	41.4%
India	1,339,812	10.6%
Indonesia	65,629	0.5%
Mexico	268,301	2.1%
South Africa	185,713	1.5%
South Korea	350,059	2.8%
Taiwan	2,653,718	20.9%
Other **	1,438,546	11.4%
Total	$12,696,646	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraInternational ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Repurchase Agreements(a)(b) (100.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $2,918,000	$2,918,000	$2,918,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,918,000)		2,918,000
TOTAL INVESTMENT SECURITIES (Cost $2,918,000) - 100.3%		2,918,000
Net other assets (liabilities) - (0.3)%		(8,284)

NET ASSETS - 100.0%		$2,909,716

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $248,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	5/27/21	0.38%	$2,659,898	$(27,450)
MSCI EAFE Index	UBS AG	5/27/21	0.88%	3,132,091	(29,512)
				$5,791,989	$(56,962)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraJapan ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Repurchase Agreements(a) (88.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $15,907,000	$15,907,000	$15,907,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,907,000)		15,907,000
TOTAL INVESTMENT SECURITIES (Cost $15,907,000) - 88.2%		15,907,000
Net other assets (liabilities) - 11.8%		2,128,291

NET ASSETS - 100.0%		$18,035,291

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	250	6/11/21	$36,081,250	$208,594

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	5/27/21	0.48%	$109,262	$(529)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks (81.0%)

	Shares	Value
Ambev S.A.ADR (Beverages)	233,819	$650,017
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	55,417	772,513
Azul S.A.*ADR (Airlines)	5,093	108,379
Banco Bradesco S.A.ADR (Banks)	228,018	991,879
Banco de ChileADR(a) (Banks)	12,532	272,947
Banco Santander Brasil S.A.ADR(a) (Banks)	20,673	147,605
Banco Santander ChileADR (Banks)	8,572	190,641
Bancolombia S.A.ADR (Banks)	6,232	186,524
BRF S.A.*ADR (Food Products)	40,319	156,438
Cemex SAB de CV*ADR (Construction Materials)	83,466	658,547
Centrais Eletricas Brasileiras S.A. (Electrobras)ADR(a) (Electric Utilities)	19,898	139,882
Chemical & Mining Company of Chile, Inc.ADR (Chemicals)	7,875	415,328
Cia Energetica de Minas GeraisADR(a) (Electric Utilities)	55,750	138,818
Cia Siderurgica Nacional SAADR (Metals & Mining)	35,193	317,441
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	2,896	136,025
Companhia de Minas Buenaventura S.A.*ADR (Metals & Mining)	12,429	120,810
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)ADR (Water Utilities)	18,844	148,114
Ecopetrol S.A.ADR (Oil, Gas & Consumable Fuels)	13,603	160,923
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	8,488	657,819
Gerdau S.A.ADR (Metals & Mining)	58,136	356,955
Grupo Aeroportuario del Pacifico S.A.B. de C.V.*ADR (Transportation Infrastructure)	2,020	207,454
Grupo Aeroportuario del Pacifico S.A.B. de C.V.*ADR (Transportation Infrastructure)	2,371	117,910
Grupo Aeroportuario del Surest S.A.B. de C.V.*ADR (Transportation Infrastructure)	1,100	187,110
Grupo Televisa SAB*ADR (Media)	27,902	345,427
Itau Unibanco Holding S.A.ADR (Banks)	226,486	1,132,430
Natura & Co. Holding SAADR (Personal Products)	23,124	411,838
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	80,823	685,379
Sendas Distribuidora SAADR (Food & Staples Retailing)	8,582	126,413
Suzano Papel e Celulose S.A.*ADR (Paper & Forest Products)	39,030	494,900
Telefonica Brasil SAADR (Diversified Telecommunication Services)	24,242	192,239
TIM SAADR (Wireless Telecommunication Services)	8,810	98,760
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	43,039	166,991
Vale S.A.ADR (Metals & Mining)	160,541	3,230,086
TOTAL COMMON STOCKS (Cost $8,768,501)		14,124,542

Preferred Stock (5.3%)
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	107,350	928,578

TOTAL PREFERRED STOCK (Cost $402,049)		928,578

Repurchase Agreements(b)(c) (13.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $2,339,000	$2,339,000	$2,339,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,339,000)		2,339,000

Collateral for Securities Loaned(d) (2.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.05%(e)	378,775	$378,775
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $378,775)		378,775
TOTAL INVESTMENT SECURITIES (Cost $11,888,325) - 101.9%		17,770,895
Net other assets (liabilities) - (1.9)%		(322,866)

NET ASSETS - 100.0%		$17,448,029

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2021. The total value of securities on loan as of April 30, 2021 was $338,690.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $421,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2021.
ADR	American Depositary Receipt

UltraLatin America ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Latin America 35 ADR Index (USD)	Goldman Sachs International	5/27/21	0.53%	$8,335,560	$(44,246)
S&P/BNY Mellon Latin America 35 ADR Index (USD)	UBS AG	5/27/21	0.58%	11,268,305	(61,447)
				$19,603,865	$(105,693)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund invested in the following industries as of April 30, 2021:

	Value	% of Net Assets
Airlines	$108,379	0.6%
Banks	2,922,026	16.8%
Beverages	1,443,862	8.3%
Chemicals	415,328	2.4%
Construction Materials	658,547	3.8%
Diversified Telecommunication Services	192,239	1.1%
Electric Utilities	278,700	1.6%
Food & Staples Retailing	126,413	0.7%
Food Products	156,438	0.9%
Media	345,427	2.0%
Metals & Mining	4,025,291	23%
Oil, Gas & Consumable Fuels	1,941,871	11.1%
Paper & Forest Products	494,900	2.8%
Personal Products	411,838	2.4%
Transportation Infrastructure	512,474	2.9%
Water Utilities	148,114	0.9%
Wireless Telecommunication Services	871,273	5.0%
Other **	2,394,909	13.7%
Total	$17,448,029	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of April 30, 2021:

	Value	% of Net Assets
Brazil	$10,623,142	60.9%
Chile	878,916	5.0%
Colombia	347,447	2.0%
Mexico	3,082,805	17.7%
Peru	120,810	0.7%
Other **	2,394,909	13.7%
Total	$17,448,029	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks (71.4%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	2,093	$127,506
ACI Worldwide, Inc.* (Software)	2,753	104,008
Acuity Brands, Inc. (Electrical Equipment)	847	157,135
Adient PLC* (Auto Components)	2,211	102,458
Adtalem Global Education, Inc.* (Diversified Consumer Services)	1,178	40,417
AECOM* (Construction & Engineering)	3,472	230,646
Affiliated Managers Group, Inc. (Capital Markets)	1,002	161,492
AGCO Corp. (Machinery)	1,450	211,584
Alleghany Corp.* (Insurance)	329	223,380
ALLETE, Inc. (Electric Utilities)	1,223	86,050
Alliance Data Systems Corp. (IT Services)	1,169	137,767
Amedisys, Inc.* (Health Care Providers & Services)	773	208,594
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	3,235	146,254
American Eagle Outfitters, Inc. (Specialty Retail)	3,515	121,514
American Financial Group, Inc. (Insurance)	1,645	202,105
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,518	50,914
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	6,726	58,113
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	3,500	158,025
AptarGroup, Inc. (Containers & Packaging)	1,531	230,891
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,753	199,965
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	2,440	177,534
ASGN, Inc.* (Professional Services)	1,245	130,949
Ashland Global Holdings, Inc. (Chemicals)	1,284	110,694
Associated Banc-Corp. (Banks)	3,592	78,629
AutoNation, Inc.* (Specialty Retail)	1,294	132,609
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	1,128	48,741
Avient Corp. (Chemicals)	2,146	108,952
Avis Budget Group, Inc.* (Road & Rail)	1,214	108,787
Avnet, Inc. (Electronic Equipment, Instruments & Components)	2,338	102,685
Axon Enterprise, Inc.* (Aerospace & Defense)	1,501	227,566
BancorpSouth Bank (Banks)	2,267	67,081
Bank of Hawaii Corp. (Banks)	944	85,800
Bank OZK (Banks)	2,841	116,453
Belden, Inc. (Electronic Equipment, Instruments & Components)	1,050	45,444
Bio-Techne Corp. (Life Sciences Tools & Services)	911	389,443
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	3,231	144,329
Black Hills Corp. (Multi-Utilities)	1,476	101,814
Blackbaud, Inc.* (Software)	1,136	80,792
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	1,893	125,222
Brighthouse Financial, Inc.* (Insurance)	2,054	96,107
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	6,976	155,844
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	1,745	176,821
Brown & Brown, Inc. (Insurance)	5,504	292,702
Brunswick Corp. (Leisure Products)	1,828	195,834
Builders FirstSource, Inc.* (Building Products)	4,853	236,196
Cable One, Inc. (Media)	127	227,330
Cabot Corp. (Chemicals)	1,335	73,265
CACI International, Inc.* - Class A (IT Services)	593	151,132
Camden Property Trust (Equity Real Estate Investment Trusts)	2,293	276,261
Cantel Medical Corp.* (Health Care Equipment & Supplies)	885	77,800
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	3,550	195,534
Carlisle Cos., Inc. (Industrial Conglomerates)	1,254	240,329
Carter's, Inc.* (Textiles, Apparel & Luxury Goods)	1,037	112,815
Casey's General Stores, Inc. (Food & Staples Retailing)	868	192,860
Cathay General Bancorp (Banks)	1,758	71,164
CDK Global, Inc. (Software)	2,862	153,375
Ceridian HCM Holding, Inc.* (Software)	3,078	290,809
ChampionX Corp.* (Energy Equipment & Services)	4,383	92,087
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,170	388,967
Chemed Corp. (Health Care Providers & Services)	377	179,682
Choice Hotels International, Inc.* (Hotels, Restaurants & Leisure)	678	77,156
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	815	172,373
Ciena Corp.* (Communications Equipment)	3,647	184,064
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	2,417	160,005
Cinemark Holdings, Inc.* (Entertainment)	2,537	53,784
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,366	101,644
CIT Group, Inc. (Banks)	2,321	123,686
Clean Harbors, Inc.* (Commercial Services & Supplies)	1,184	105,329
Cleveland-Cliffs, Inc.* (Metals & Mining)	10,789	192,692
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	685	125,650
CNO Financial Group, Inc. (Insurance)	3,164	80,777
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	5,164	69,301
Cognex Corp. (Electronic Equipment, Instruments & Components)	4,137	356,279
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	574	149,234
Colfax Corp.* (Machinery)	2,712	122,555
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	718	78,269
Commerce Bancshares, Inc. (Banks)	2,478	192,813
Commercial Metals Co. (Metals & Mining)	2,823	82,488
CommVault Systems, Inc.* (Software)	1,104	76,739
Compass Minerals International, Inc. (Metals & Mining)	798	54,200
Concentrix Corp.* (IT Services)	978	151,962
CoreLogic, Inc. (IT Services)	1,719	137,004
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	1,006	122,219
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	2,638	73,970

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Coty, Inc.* - Class A (Personal Products)	6,669	$66,756
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	3,492	128,052
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	558	93,448
Crane Co. (Machinery)	1,161	109,204
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	2,708	269,229
Cullen/Frost Bankers, Inc. (Banks)	1,321	158,599
Curtiss-Wright Corp. (Aerospace & Defense)	962	123,040
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	2,831	206,182
Dana, Inc. (Auto Components)	3,400	86,020
Darling Ingredients, Inc.* (Food Products)	3,822	265,439
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	663	224,227
Dick's Sporting Goods, Inc. (Specialty Retail)	1,546	127,669
Donaldson Co., Inc. (Machinery)	2,967	186,565
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	3,878	130,068
Dycom Industries, Inc.* (Construction & Engineering)	720	67,543
Eagle Materials, Inc.* (Construction Materials)	986	136,206
East West Bancorp, Inc. (Banks)	3,328	253,426
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	932	147,871
EMCOR Group, Inc. (Construction & Engineering)	1,288	154,302
Emergent BioSolutions, Inc.* (Biotechnology)	1,065	64,944
Encompass Health Corp. (Health Care Providers & Services)	2,334	198,063
Energizer Holdings, Inc. (Household Products)	1,367	67,393
EnerSys (Electrical Equipment)	1,003	91,855
Envista Holdings Corp.* (Health Care Equipment & Supplies)	3,756	162,560
EPR Properties* (Equity Real Estate Investment Trusts)	1,758	83,874
EQT Corp.* (Oil, Gas & Consumable Fuels)	6,555	125,201
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	9,589	78,246
Essent Group, Ltd. (Thrifts & Mortgage Finance)	2,652	139,442
Essential Utilities, Inc. (Water Utilities)	5,248	247,338
Evercore Partners, Inc. - Class A (Capital Markets)	988	138,448
Exelixis, Inc.* (Biotechnology)	7,334	180,563
F.N.B. Corp. (Banks)	7,556	97,397
FactSet Research Systems, Inc. (Capital Markets)	892	299,908
Fair Isaac Corp.* (Software)	687	358,210
Federated Hermes, Inc. - Class B (Capital Markets)	2,212	63,706
First American Financial Corp. (Insurance)	2,583	166,604
First Financial Bankshares, Inc. (Banks)	3,344	164,124
First Horizon Corp. (Banks)	13,056	238,794
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,035	151,052
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,992	152,448
FirstCash, Inc. (Consumer Finance)	964	69,437
Five Below, Inc.* (Specialty Retail)	1,314	264,468
Flowers Foods, Inc. (Food Products)	4,628	110,887
Flowserve Corp. (Machinery)	3,063	121,417
Fluor Corp.* (Construction & Engineering)	2,944	67,653
Foot Locker, Inc. (Specialty Retail)	2,450	144,501
Fox Factory Holding Corp.* (Auto Components)	982	150,472
FTI Consulting, Inc.* (Professional Services)	805	111,774
Fulton Financial Corp. (Banks)	3,816	65,063
GATX Corp. (Trading Companies & Distributors)	826	80,708
Genpact, Ltd. (IT Services)	4,102	194,968
Gentex Corp. (Auto Components)	5,728	201,511
Glacier Bancorp, Inc. (Banks)	2,243	132,225
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	1,817	130,406
Graco, Inc. (Machinery)	3,967	304,665
Graham Holdings Co. - Class B (Diversified Consumer Services)	94	59,747
Grand Canyon Education, Inc.* (Diversified Consumer Services)	1,101	119,227
Greif, Inc. - Class A (Containers & Packaging)	624	37,758
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	2,039	82,355
Grubhub, Inc.* (Internet & Direct Marketing Retail)	2,192	149,144
H&R Block, Inc. (Diversified Consumer Services)	4,312	95,985
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,195	80,376
Halozyme Therapeutics, Inc.* (Biotechnology)	2,989	149,301
Hancock Whitney Corp. (Banks)	2,040	94,330
Harley-Davidson, Inc. (Automobiles)	3,604	174,325
Hawaiian Electric Industries, Inc. (Electric Utilities)	2,566	110,492
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,286	105,678
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,756	52,592
HealthEquity, Inc.* (Health Care Providers & Services)	1,949	148,066
Helen of Troy, Ltd.* (Household Durables)	573	121,023
Herman Miller, Inc. (Commercial Services & Supplies)	1,387	57,561
Hexcel Corp.* (Aerospace & Defense)	1,965	110,846
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	2,443	109,422
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,560	171,943
Home BancShares, Inc. (Banks)	3,572	99,409
Hubbell, Inc. (Electrical Equipment)	1,276	245,005
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	3,549	99,762
IAA, Inc.* (Commercial Services & Supplies)	3,163	198,667
ICU Medical, Inc.* (Health Care Equipment & Supplies)	462	96,221
IDACORP, Inc. (Electric Utilities)	1,186	121,541
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	2,462	165,299

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Ingevity Corp.* (Chemicals)	953	$74,410
Ingredion, Inc. (Food Products)	1,577	147,308
Insperity, Inc. (Professional Services)	835	73,096
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,665	123,343
Interactive Brokers Group, Inc. (Capital Markets)	1,901	135,960
International Bancshares Corp. (Banks)	1,310	62,081
Iridium Communications, Inc.* (Diversified Telecommunication Services)	2,778	105,536
ITT, Inc. (Machinery)	2,033	191,732
j2 Global, Inc.* (Software)	998	120,758
Jabil, Inc. (Electronic Equipment, Instruments & Components)	3,182	166,800
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	537	64,789
Janus Henderson Group PLC (Capital Markets)	4,012	137,973
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,324	217,666
JBG Smith Properties (Equity Real Estate Investment Trusts)	2,598	84,721
Jefferies Financial Group, Inc. (Diversified Financial Services)	4,759	154,715
JetBlue Airways Corp.* (Airlines)	7,428	151,234
John Wiley & Sons, Inc. - Class A (Media)	1,023	58,250
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	1,202	225,868
KAR Auction Services, Inc.* (Commercial Services & Supplies)	3,048	45,690
KB Home (Household Durables)	2,091	100,849
KBR, Inc. (IT Services)	3,311	130,983
Kemper Corp. (Insurance)	1,447	112,953
Kennametal, Inc. (Machinery)	1,964	78,874
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	2,490	170,665
Kinsale Capital Group, Inc. (Insurance)	503	87,527
Kirby Corp.* (Marine)	1,412	89,944
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	2,883	135,847
Kohl's Corp. (Multiline Retail)	3,706	217,394
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	2,033	201,348
Lancaster Colony Corp. (Food Products)	459	84,782
Landstar System, Inc. (Road & Rail)	902	155,396
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	3,220	161,998
Lear Corp. (Auto Components)	1,287	236,602
LendingTree, Inc.* (Thrifts & Mortgage Finance)	257	53,068
Lennox International, Inc. (Building Products)	807	270,619
LHC Group, Inc.* (Health Care Providers & Services)	742	154,536
Life Storage, Inc. (Equity Real Estate Investment Trusts)	1,774	170,410
Ligand Pharmaceuticals, Inc.* (Biotechnology)	391	57,043
Lincoln Electric Holdings, Inc. (Machinery)	1,402	179,526
Lithia Motors, Inc. - Class A (Specialty Retail)	626	240,622
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	577	153,043
LivaNova PLC* (Health Care Equipment & Supplies)	1,144	97,091
LiveRamp Holdings, Inc.* (IT Services)	1,573	77,046
Louisiana-Pacific Corp. (Paper & Forest Products)	2,504	164,964
Lumentum Holdings, Inc.* (Communications Equipment)	1,779	151,304
Manhattan Associates, Inc.* (Software)	1,500	205,860
ManpowerGroup, Inc. (Professional Services)	1,292	156,190
Marriott Vacations Worldwide Corp.* (Hotels, Restaurants & Leisure)	967	171,768
Masimo Corp.* (Health Care Equipment & Supplies)	1,195	278,040
MasTec, Inc.* (Construction & Engineering)	1,325	138,277
Mattel, Inc.* (Leisure Products)	8,184	175,629
MAXIMUS, Inc. (IT Services)	1,445	132,420
MDU Resources Group, Inc. (Multi-Utilities)	4,714	157,731
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	13,633	300,608
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	647	109,783
Mercury General Corp. (Insurance)	625	38,919
Mercury Systems, Inc.* (Aerospace & Defense)	1,319	99,242
MGIC Investment Corp. (Thrifts & Mortgage Finance)	7,958	121,280
Minerals Technologies, Inc. (Chemicals)	796	62,199
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,298	232,485
Molina Healthcare, Inc.* (Health Care Providers & Services)	1,364	347,956
MSA Safety, Inc. (Commercial Services & Supplies)	854	137,289
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	1,098	98,996
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	3,393	57,443
Murphy USA, Inc. (Specialty Retail)	595	82,943
National Fuel Gas Co. (Gas Utilities)	2,143	106,421
National Instruments Corp. (Electronic Equipment, Instruments & Components)	3,094	128,123
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	4,120	191,250
Navient Corp. (Consumer Finance)	4,320	72,706
NCR Corp.* (Technology Hardware, Storage & Peripherals)	3,059	139,949
Nektar Therapeutics* (Pharmaceuticals)	4,282	83,970
Neogen Corp.* (Health Care Equipment & Supplies)	1,252	120,205
NetScout Systems, Inc.* (Communications Equipment)	1,726	45,213
Neurocrine Biosciences, Inc.* (Biotechnology)	2,201	207,972
New Jersey Resources Corp. (Gas Utilities)	2,263	94,933
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	10,946	130,914
NewMarket Corp. (Chemicals)	172	59,613
Nordson Corp. (Machinery)	1,270	268,491
Nordstrom, Inc.* (Multiline Retail)	2,559	93,864
NorthWestern Corp. (Multi-Utilities)	1,189	80,888

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Nu Skin Enterprises, Inc. - Class A (Personal Products)	1,195	$63,168
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,208	86,312
nVent Electric PLC (Electrical Equipment)	3,954	120,399
OGE Energy Corp. (Electric Utilities)	4,701	157,767
Old Republic International Corp. (Insurance)	6,649	163,698
Olin Corp. (Chemicals)	3,357	144,452
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	1,338	123,457
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	5,448	207,024
ONE Gas, Inc. (Gas Utilities)	1,252	100,748
Oshkosh Corp. (Machinery)	1,607	199,959
Owens Corning (Building Products)	2,467	238,830
PacWest Bancorp (Banks)	2,747	119,247
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	774	74,861
Park Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	5,558	123,999
Patterson Cos., Inc. (Health Care Providers & Services)	2,044	65,694
Paylocity Holding Corp.* (Software)	880	170,051
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	3,088	73,741
Penumbra, Inc.* (Health Care Equipment & Supplies)	797	243,873
Perspecta, Inc. (IT Services)	3,218	94,191
Physicians Realty Trust (Equity Real Estate Investment Trusts)	4,951	92,732
Pilgrim's Pride Corp.* (Food Products)	1,145	27,434
Pinnacle Financial Partners, Inc. (Banks)	1,787	156,613
PNM Resources, Inc. (Electric Utilities)	2,018	99,608
Polaris, Inc. (Leisure Products)	1,369	191,701
Post Holdings, Inc.* (Food Products)	1,407	160,089
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	1,573	93,373
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	1,517	253,172
Primerica, Inc. (Insurance)	925	147,787
PROG Holdings, Inc.* (Consumer Finance)	1,592	81,096
Progyny, Inc.* (Health Care Providers & Services)	864	49,170
Prosperity Bancshares, Inc. (Banks)	2,185	160,292
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	472	76,639
Qualys, Inc.* (Software)	793	80,378
Quidel Corp.* (Health Care Equipment & Supplies)	906	94,940
Rayonier, Inc. (Equity Real Estate Investment Trusts)	3,239	117,511
Regal Beloit Corp. (Electrical Equipment)	955	137,931
Reinsurance Group of America, Inc. (Insurance)	1,598	208,587
Reliance Steel & Aluminum Co. (Metals & Mining)	1,495	239,663
RenaissanceRe Holdings, Ltd. (Insurance)	1,191	201,053
Repligen Corp.* (Biotechnology)	1,198	253,629
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	3,089	171,594
RH* (Specialty Retail)	384	264,200
RLI Corp. (Insurance)	934	104,104
Royal Gold, Inc. (Metals & Mining)	1,542	172,488
RPM International, Inc. (Chemicals)	3,058	290,020
Ryder System, Inc. (Road & Rail)	1,261	100,678
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	4,956	90,051
Sabre Corp.* (IT Services)	7,459	111,736
Sailpoint Technologies Holding, Inc.* (Software)	2,151	105,033
Sanderson Farms, Inc. (Food Products)	468	77,000
Science Applications International Corp. (IT Services)	1,369	122,416
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	1,323	77,422
SEI Investments Co. (Capital Markets)	2,800	172,032
Selective Insurance Group, Inc. (Insurance)	1,407	107,129
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,528	103,507
Sensient Technologies Corp. (Chemicals)	998	82,076
Service Corp. International (Diversified Consumer Services)	3,983	212,853
Service Properties Trust (Equity Real Estate Investment Trusts)	3,873	47,696
Signature Bank (Banks)	1,341	337,274
Silgan Holdings, Inc. (Containers & Packaging)	1,837	77,466
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,033	145,601
Simpson Manufacturing Co., Inc. (Building Products)	1,018	114,729
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	1,781	83,671
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	3,213	155,798
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	1,630	120,636
SLM Corp. (Consumer Finance)	7,879	154,901
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,212	319,410
Sonoco Products Co. (Containers & Packaging)	2,361	154,551
Southwest Gas Holdings, Inc. (Gas Utilities)	1,345	93,773
Spire, Inc. (Gas Utilities)	1,214	91,463
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	2,700	128,358
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	2,773	71,017
STAAR Surgical Co.* (Health Care Equipment & Supplies)	1,096	150,163
Steel Dynamics, Inc. (Metals & Mining)	4,712	255,484
Stericycle, Inc.* (Commercial Services & Supplies)	2,154	164,307
Sterling Bancorp (Banks)	4,549	114,316
Stifel Financial Corp. (Capital Markets)	2,468	170,761
STORE Capital Corp. (Equity Real Estate Investment Trusts)	5,639	201,820
Strategic Education, Inc. (Diversified Consumer Services)	573	43,009
Sunrun, Inc.* (Electrical Equipment)	3,764	184,436
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	821	114,833
Syneos Health, Inc.* (Life Sciences Tools & Services)	1,942	164,779
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	970	117,564

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Synovus Financial Corp. (Banks)	3,493	$163,682
Taylor Morrison Home Corp.* (Household Durables)	3,029	94,535
TCF Financial Corp. (Banks)	3,588	163,326
TEGNA, Inc. (Media)	5,163	103,570
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	2,341	53,796
Tempur Sealy International, Inc. (Household Durables)	4,489	171,210
Tenet Healthcare Corp.* (Health Care Providers & Services)	2,496	147,913
Teradata Corp.* (IT Services)	2,561	126,693
Terex Corp. (Machinery)	1,631	76,641
Tetra Tech, Inc. (Commercial Services & Supplies)	1,275	162,728
Texas Capital Bancshares, Inc.* (Banks)	1,186	81,395
Texas Roadhouse, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,538	164,597
The Boston Beer Co., Inc.* - Class A (Beverages)	216	262,762
The Brink's Co. (Commercial Services & Supplies)	1,164	93,027
The Chemours Co. (Chemicals)	3,883	117,267
The Goodyear Tire & Rubber Co.* (Auto Components)	5,484	94,380
The Hain Celestial Group, Inc.* (Food Products)	1,927	79,026
The Hanover Insurance Group, Inc. (Insurance)	854	118,117
The Macerich Co. (Equity Real Estate Investment Trusts)	2,727	37,605
The Middleby Corp.* (Machinery)	1,308	237,167
The New York Times Co. - Class A (Media)	3,408	154,757
The Scotts Miracle-Gro Co. - Class A (Chemicals)	956	220,989
The Timken Co. (Machinery)	1,602	134,360
The Toro Co. (Machinery)	2,530	289,938
The Wendy's Co. (Hotels, Restaurants & Leisure)	4,210	95,020
Thor Industries, Inc. (Automobiles)	1,301	184,209
Toll Brothers, Inc. (Household Durables)	2,635	165,215
Tootsie Roll Industries, Inc. (Food Products)	420	13,259
TopBuild Corp.* (Household Durables)	776	172,567
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	2,020	130,351
TreeHouse Foods, Inc.* (Food Products)	1,314	62,546
Trex Co., Inc.* (Building Products)	2,722	293,949
Tri Pointe Homes, Inc.* (Household Durables)	2,801	66,720
Trinity Industries, Inc. (Machinery)	1,932	53,400
TripAdvisor, Inc.* (Interactive Media & Services)	2,266	106,797
Trustmark Corp. (Banks)	1,491	48,323
UGI Corp. (Gas Utilities)	4,902	214,267
UMB Financial Corp. (Banks)	1,019	98,874
Umpqua Holdings Corp. (Banks)	5,180	96,555
United Bankshares, Inc. (Banks)	3,034	119,145
United States Steel Corp. (Metals & Mining)	6,169	141,949
United Therapeutics Corp.* (Biotechnology)	1,046	210,832
Univar Solutions, Inc.* (Trading Companies & Distributors)	3,982	92,980
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	1,008	225,480
Urban Edge Properties (Equity Real Estate Investment Trusts)	2,585	48,727
Urban Outfitters, Inc.* (Specialty Retail)	1,610	57,799
Valley National Bancorp (Banks)	9,533	131,269
Valmont Industries, Inc. (Construction & Engineering)	499	123,178
Valvoline, Inc. (Chemicals)	4,264	133,890
ViaSat, Inc.* (Communications Equipment)	1,595	82,605
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	3,118	76,609
Visteon Corp.* (Auto Components)	656	79,907
Vontier Corp.* (Electronic Equipment, Instruments & Components)	3,962	124,169
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,745	56,800
Watsco, Inc. (Trading Companies & Distributors)	773	226,381
Webster Financial Corp. (Banks)	2,123	112,328
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	2,823	91,296
Werner Enterprises, Inc. (Road & Rail)	1,343	62,087
WEX, Inc.* (IT Services)	1,040	213,417
Williams-Sonoma, Inc. (Specialty Retail)	1,800	307,349
Wingstop, Inc. (Hotels, Restaurants & Leisure)	698	110,570
Wintrust Financial Corp. (Banks)	1,338	103,160
Woodward, Inc. (Machinery)	1,380	172,514
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,485	45,931
World Wrestling Entertainment, Inc. - Class A (Entertainment)	1,098	60,511
Worthington Industries, Inc. (Metals & Mining)	810	52,861
WW International, Inc.* (Diversified Consumer Services)	1,120	31,069
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	2,190	160,111
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	3,922	94,677
XPO Logistics, Inc.* (Air Freight & Logistics)	2,403	334,305
Yelp, Inc.* (Interactive Media & Services)	1,658	65,159
YETI Holdings, Inc.* (Leisure Products)	1,763	150,595
TOTAL COMMON STOCKS
(Cost $39,763,567)		55,567,846

Repurchase Agreements(a)(b) (26.7%)

	Shares	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $20,719,000	$20,719,000	$20,719,000
TOTAL REPURCHASE AGREEMENTS
(Cost $20,719,000)		20,719,000
TOTAL INVESTMENT SECURITIES
(Cost $60,482,567) - 98.1%		76,286,846
Net other assets (liabilities) - 1.9%		1,438,794

NET ASSETS - 100.0%		$77,725,640

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $12,728,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	35	6/21/21	$9,521,050	$416,398

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	5/27/21	0.53%	$13,068,765	$(176,158)
SPDR S&P MidCap 400 ETF	Goldman Sachs International	5/27/21	0.28%	15,696,809	(214,379)
				$28,765,574	$(390,537)

S&P MidCap 400	UBS AG	5/27/21	0.43%	$50,366,222	$(693,210)
SPDR S&P MidCap 400 ETF	UBS AG	5/27/21	0.38%	11,136,622	(104,822)
				$61,502,844	$(798,032)
				$90,268,418	$(1,188,569)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

UltraMid-Cap ProFund invested in the following industries as of April 30, 2021:

	Value	% of Net Assets
Aerospace & Defense	$560,694	0.7%
Air Freight & Logistics	334,305	0.4%
Airlines	151,234	0.2%
Auto Components	951,350	1.2%
Automobiles	358,534	0.5%
Banks	4,106,873	5.3%
Beverages	262,762	0.3%
Biotechnology	1,301,818	1.7%
Building Products	1,154,323	1.5%
Capital Markets	1,280,280	1.7%
Chemicals	1,477,827	1.9%
Commercial Services & Supplies	1,017,190	1.3%
Communications Equipment	463,186	0.6%
Construction & Engineering	781,599	1.0%
Construction Materials	136,206	0.2%
Consumer Finance	378,140	0.5%
Containers & Packaging	500,666	0.6%
Diversified Consumer Services	602,307	0.8%
Diversified Financial Services	154,715	0.2%
Diversified Telecommunication Services	105,536	0.1%
Electric Utilities	575,458	0.7%
Electrical Equipment	936,761	1.2%
Electronic Equipment, Instruments & Components	1,785,214	2.3%
Energy Equipment & Services	92,087	0.1%
Entertainment	114,295	0.2%
Equity Real Estate Investment Trusts	4,936,338	6.4%
Food & Staples Retailing	490,561	0.6%
Food Products	1,027,769	1.3%
Gas Utilities	701,605	0.9%
Health Care Equipment & Supplies	1,962,015	2.5%
Health Care Providers & Services	1,627,180	2.1%
Hotels, Restaurants & Leisure	1,601,359	2.1%
Household Durables	892,119	1.2%
Household Products	67,393	0.1%
Industrial Conglomerates	240,329	0.3%
Insurance	2,351,549	3.0%
Interactive Media & Services	171,956	0.2%
Internet & Direct Marketing Retail	149,144	0.2%
IT Services	1,781,735	2.3%
Leisure Products	713,759	0.9%
Life Sciences Tools & Services	1,306,144	1.7%
Machinery	2,938,592	3.8%
Marine	89,944	0.1%
Media	543,907	0.7%
Metals & Mining	1,191,825	1.5%
Multiline Retail	434,715	0.6%
Multi-Utilities	340,433	0.4%
Oil, Gas & Consumable Fuels	594,240	0.8%
Paper & Forest Products	164,963	0.2%
Personal Products	129,924	0.2%
Pharmaceuticals	301,636	0.4%
Professional Services	472,009	0.6%
Real Estate Management & Development	225,868	0.3%
Road & Rail	562,795	0.7%
Semiconductors & Semiconductor Equipment	2,180,020	2.8%
Software	1,746,013	2.2%
Specialty Retail	1,743,675	2.2%
Technology Hardware, Storage & Peripherals	234,626	0.3%
Textiles, Apparel & Luxury Goods	766,643	1.0%
Thrifts & Mortgage Finance	501,504	0.6%
Trading Companies & Distributors	499,065	0.6%
Water Utilities	247,338	0.3%
Wireless Telecommunication Services	53,796	0.1%
Other **	22,157,794	28.6%
Total	$77,725,640	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks (75.0%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	44,194	$4,030,051
Adobe, Inc.* (Software)	27,306	13,880,731
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	69,106	5,640,432
Alexion Pharmaceuticals, Inc.* (Biotechnology)	12,541	2,115,416
Align Technology, Inc.* (Health Care Equipment & Supplies)	4,514	2,688,222
Alphabet, Inc.* - Class A (Interactive Media & Services)	11,274	26,533,359
Alphabet, Inc.* - Class C (Interactive Media & Services)	12,279	29,593,864
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	18,876	65,451,020
American Electric Power Co., Inc. (Electric Utilities)	28,328	2,512,977
Amgen, Inc. (Biotechnology)	32,963	7,899,252
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	21,043	3,222,946
ANSYS, Inc.* (Software)	4,948	1,809,286
Apple, Inc. (Technology Hardware, Storage & Peripherals)	629,308	82,728,830
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	52,336	6,945,511
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	4,434	2,873,675
Atlassian Corp. PLC* - Class A (Software)	7,588	1,802,605
Autodesk, Inc.* (Software)	12,543	3,661,427
Automatic Data Processing, Inc. (IT Services)	24,410	4,564,426
Baidu, Inc.*ADR (Interactive Media & Services)	15,480	3,255,908
Biogen, Inc.* (Biotechnology)	8,690	2,323,098
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	2,337	5,763,229
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	23,288	10,623,986
Cadence Design Systems, Inc.* (Software)	15,913	2,096,856
CDW Corp. (Electronic Equipment, Instruments & Components)	8,042	1,434,130
Cerner Corp. (Health Care Technology)	17,473	1,311,349
Charter Communications, Inc.* - Class A (Media)	11,050	7,441,623
Check Point Software Technologies, Ltd.* (Software)	7,997	934,130
Cintas Corp. (Commercial Services & Supplies)	5,991	2,067,734
Cisco Systems, Inc. (Communications Equipment)	240,822	12,260,248
Cognizant Technology Solutions Corp. - Class A (IT Services)	30,268	2,433,547
Comcast Corp. - Class A (Media)	260,755	14,641,392
Copart, Inc.* (Commercial Services & Supplies)	13,480	1,678,395
Costco Wholesale Corp. (Food & Staples Retailing)	25,269	9,402,342
CSX Corp. (Road & Rail)	43,496	4,382,221
DexCom, Inc.* (Health Care Equipment & Supplies)	5,486	2,118,145
DocuSign, Inc.* (Software)	10,641	2,372,305
Dollar Tree, Inc.* (Multiline Retail)	13,417	1,541,613
eBay, Inc. (Internet & Direct Marketing Retail)	38,820	2,165,768
Electronic Arts, Inc. (Entertainment)	16,407	2,331,107
Exelon Corp. (Electric Utilities)	55,695	2,502,933
Facebook, Inc.* - Class A (Interactive Media & Services)	90,169	29,312,139
Fastenal Co. (Trading Companies & Distributors)	32,770	1,713,216
Fiserv, Inc.* (IT Services)	38,189	4,587,263
Fox Corp. - Class A (Media)	19,073	713,712
Fox Corp. - Class B (Media)	14,616	531,730
Gilead Sciences, Inc. (Biotechnology)	71,680	4,549,530
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	4,873	2,675,228
Illumina, Inc.* (Life Sciences Tools & Services)	8,322	3,269,214
Incyte Corp.* (Biotechnology)	12,541	1,070,751
Intel Corp. (Semiconductors & Semiconductor Equipment)	231,764	13,333,383
Intuit, Inc. (Software)	15,624	6,439,587
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	6,715	5,808,475
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	47,385	3,665,704
Keurig Dr Pepper, Inc. (Beverages)	80,275	2,877,859
KLA Corp. (Semiconductors & Semiconductor Equipment)	8,790	2,771,927
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	8,151	5,057,288
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	7,140	2,393,828
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	18,506	2,748,511
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	38,323	1,732,583
Match Group, Inc.* (Interactive Media & Services)	15,343	2,387,831
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	15,290	1,437,260
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	2,844	4,467,867
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	15,346	2,306,350
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	63,813	5,492,385
Microsoft Corp. (Software)	282,760	71,306,416
Moderna, Inc.* (Biotechnology)	22,804	4,077,811
Mondelez International, Inc. - Class A (Food Products)	80,560	4,898,854
Monster Beverage Corp.* (Beverages)	30,114	2,922,564
NetEase, Inc.ADR (Entertainment)	17,091	1,915,217
Netflix, Inc.* (Entertainment)	25,264	12,972,306
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	35,366	21,233,038
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	15,802	3,042,043
Okta, Inc.* (IT Services)	6,915	1,864,976
O'Reilly Automotive, Inc.* (Specialty Retail)	4,005	2,214,284
PACCAR, Inc. (Machinery)	19,792	1,778,905

UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Paychex, Inc. (IT Services)	20,582	$2,006,539
PayPal Holdings, Inc.* (IT Services)	66,815	17,524,906
Peloton Interactive, Inc.* - Class A (Leisure Products)	15,038	1,478,987
PepsiCo, Inc. (Beverages)	78,696	11,344,815
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	19,707	2,639,359
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	64,800	8,994,240
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	6,006	2,890,688
Ross Stores, Inc. (Specialty Retail)	20,333	2,662,403
Seagen, Inc.* (Biotechnology)	10,334	1,485,616
Sirius XM Holdings, Inc.(a) (Media)	236,156	1,440,552
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	9,409	1,706,134
Splunk, Inc.* (Software)	9,225	1,166,225
Starbucks Corp. (Hotels, Restaurants & Leisure)	67,170	7,690,293
Synopsys, Inc.* (Software)	8,692	2,147,446
Tesla, Inc.* (Automobiles)	44,527	31,589,235
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	52,510	9,478,580
The Kraft Heinz Co. (Food Products)	69,774	2,880,968
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	70,893	9,367,092
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	30,054	1,174,510
VeriSign, Inc.* (IT Services)	6,451	1,411,285
Verisk Analytics, Inc. - Class A (Professional Services)	9,286	1,747,625
Vertex Pharmaceuticals, Inc.* (Biotechnology)	14,828	3,235,470
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	49,289	2,617,246
Workday, Inc.* - Class A (Software)	10,267	2,535,949
Xcel Energy, Inc. (Electric Utilities)	30,675	2,187,128
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	13,992	1,790,416
Zoom Video Communications, Inc.* - Class A (Software)	13,352	4,266,899
TOTAL COMMON STOCKS
(Cost $345,906,955)		742,066,730

Repurchase Agreements(b)(c) (24.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $238,094,000	$238,094,000	$238,094,000
TOTAL REPURCHASE AGREEMENTS
(Cost $238,094,000)		238,094,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.05%(e)	1,381,478	$1,381,478
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,381,478)		1,381,478
TOTAL INVESTMENT SECURITIES
(Cost $585,382,433) - 99.1%		981,542,208
Net other assets (liabilities) - 0.9%		9,241,050
NET ASSETS - 100.0%		$990,783,258

*	Non-income producing security.
(a)	All or part of this security was on loan as of April 30, 2021. The total value of securities on loan as of April 30, 2021 was $1,296,464.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $169,935,000.
(d)	Securities were purchased with cash collateral held from securities on loan at April 30, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2021.
NYS	New York Shares
ADR	American Depositary Receipt

UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	1	6/21/21	$277,000	$21,426

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	5/27/21	0.43%	$145,006,791	$(921,987)
Nasdaq-100 Index	Goldman Sachs International	5/27/21	0.63%	337,287,039	(2,365,062)
				$482,293,830	$(3,287,049)

Invesco QQQ Trust, Series 1 ETF	UBS AG	5/27/21	0.48%	$153,050,294	$(984,187)
Nasdaq-100 Index	UBS AG	5/27/21	0.88%	604,121,225	(4,141,457)
				$757,171,519	$(5,125,644)
				$1,239,465,349	$(8,412,693)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraNasdaq-100 ProFund invested in the following industries as of April 30, 2021:

	Value	% of Net Assets
Automobiles	$31,589,235	3.2%
Beverages	17,145,238	1.7%
Biotechnology	29,647,632	3.0%
Commercial Services & Supplies	3,746,129	0.4%
Communications Equipment	12,260,248	1.2%
Electric Utilities	7,203,038	0.7%
Electronic Equipment, Instruments & Components	1,434,130	0.1%
Entertainment	21,248,681	2.1%
Food & Staples Retailing	12,019,588	1.2%
Food Products	7,779,822	0.8%
Health Care Equipment & Supplies	13,290,070	1.3%
Health Care Technology	1,311,349	0.1%
Hotels, Restaurants & Leisure	10,438,804	1.1%
Interactive Media & Services	91,083,100	9.2%
Internet & Direct Marketing Retail	85,327,456	8.6%
IT Services	34,392,942	3.5%
Leisure Products	1,478,987	0.2%
Life Sciences Tools & Services	3,269,214	0.3%
Machinery	1,778,905	0.2%
Media	24,769,009	2.5%
Multiline Retail	1,541,613	0.2%
Professional Services	1,747,625	0.2%
Road & Rail	4,382,222	0.4%
Semiconductors & Semiconductor Equipment	107,682,177	10.9%
Software	114,419,863	11.7%
Specialty Retail	4,876,687	0.5%
Technology Hardware, Storage & Peripherals	82,728,830	8.4%
Textiles, Apparel & Luxury Goods	2,393,828	0.2%
Trading Companies & Distributors	1,713,216	0.2%
Wireless Telecommunication Services	9,367,092	0.9%
Other **	248,716,528	25.0%
Total	$990,783,258	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraShort China ProFund :: Schedule of Portfolio Investments :: April 30, 2021

Repurchase Agreements(a)(b) (179.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $1,268,000	$1,268,000	$1,268,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,268,000)		1,268,000
TOTAL INVESTMENT SECURITIES
(Cost $1,268,000) - 179.6%		1,268,000
Net other assets (liabilities) - (79.6)%		(562,167)
NET ASSETS - 100.0%		$705,833

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $120,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon China Select ADR Index (USD)	Goldman Sachs International	5/27/21	0.92%	$(394,751)	$11,981
S&P/BNY Mellon China Select ADR Index (USD)	UBS AG	5/27/21	1.17%	(1,023,979)	68,851
				$(1,418,730)	$80,832

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Dow 30 ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Repurchase Agreements(a)(b) (98.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $2,994,000	$2,994,000	$2,994,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,994,000)		2,994,000
TOTAL INVESTMENT SECURITIES
(Cost $2,994,000) - 98.7%		2,994,000
Net other assets (liabilities) - 1.3%		40,007
NET ASSETS - 100.0%		$3,034,007

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $910,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	1	6/21/21	$(168,835)	$(10,357)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	5/27/21	(0.28)%	$(4,637,342)	$10,383
Dow Jones Industrial Average	UBS AG	5/27/21	(0.28)%	(1,253,369)	3,873
				$(5,890,711)	$14,256

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Emerging Markets ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Repurchase Agreements(a)(b) (91.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $410,000	$410,000	$410,000
TOTAL REPURCHASE AGREEMENTS
(Cost $410,000)		410,000
TOTAL INVESTMENT SECURITIES
(Cost $410,000) - 91.2%		410,000
Net other assets (liabilities) - 8.8%		39,403
NET ASSETS - 100.0%		$449,403

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $186,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	5/27/21	0.42%	$(294,632)	$7,170
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	5/27/21	0.42%	(600,405)	10,729
				$(895,037)	$17,899

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort International ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Repurchase Agreements(a)(b) (97.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $1,499,000	$1,499,000	$1,499,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,499,000)		1,499,000
TOTAL INVESTMENT SECURITIES
(Cost $1,499,000) - 97.2%		1,499,000
Net other assets (liabilities) - 2.8%		43,493
NET ASSETS - 100.0%		$1,542,493

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $182,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	5/27/21	0.32%	$(1,942,766)	$19,935
MSCI EAFE Index	UBS AG	5/27/21	0.22%	(1,139,148)	9,680
				$(3,081,914)	$29,615

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Japan ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Repurchase Agreements(a) (84.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $181,000	$181,000	$181,000
TOTAL REPURCHASE AGREEMENTS
(Cost $181,000)		181,000
TOTAL INVESTMENT SECURITIES
(Cost $181,000) - 84.8%		181,000
Net other assets (liabilities) - 15.2%		32,349
NET ASSETS - 100.0%		$213,349

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	2	6/11/21	$(288,650)	$9,444

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	5/27/21	(0.28)%	$(139,565)	$742

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Latin America ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Repurchase Agreements(a)(b) (95.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $928,000	$928,000	$928,000
TOTAL REPURCHASE AGREEMENTS
(Cost $928,000)		928,000
TOTAL INVESTMENT SECURITIES
(Cost $928,000) - 95.4%		928,000
Net other assets (liabilities) - 4.6%		44,796
NET ASSETS - 100.0%		$972,796

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $163,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Latin America 35 ADR Index (USD)	Goldman Sachs International	5/27/21	0.52%	$(698,828)	$3,648
S&P/BNY Mellon Latin America 35 ADR Index (USD)	UBS AG	5/27/21	0.42%	(1,252,818)	155
				$(1,951,646)	$3,803

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Mid-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Repurchase Agreements(a)(b) (84.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $1,046,000	$1,046,000	$1,046,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,046,000)		1,046,000
TOTAL INVESTMENT SECURITIES
(Cost $1,046,000) - 84.1%		1,046,000
Net other assets (liabilities) - 15.9%		197,511
NET ASSETS - 100.0%		$1,243,511

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $545,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	1	6/21/21	$(272,030)	$(17,857)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	5/27/21	(0.13)%	$(1,549,107)	$20,893
S&P MidCap 400	UBS AG	5/27/21	(0.08)%	(678,562)	4,034
				$(2,227,669)	$24,927

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Repurchase Agreements(a)(b) (93.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $9,103,000	$9,103,000	$9,103,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,103,000)		9,103,000
TOTAL INVESTMENT SECURITIES
(Cost $9,103,000) - 93.7%		9,103,000
Net other assets (liabilities) - 6.3%		610,094
NET ASSETS - 100.0%		$9,713,094

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $3,390,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	2	6/21/21	$(554,000)	$(42,652)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	5/27/21	(0.38)%	$(5,018,422)	$29,808
Nasdaq-100 Index	UBS AG	5/27/21	(0.23)%	(13,846,899)	88,626
				$(18,865,321)	$118,434

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Small-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Repurchase Agreements(a)(b) (97.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $4,075,000	$4,075,000	$4,075,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,075,000)		4,075,000
TOTAL INVESTMENT SECURITIES
(Cost $4,075,000) - 97.5%		4,075,000
Net other assets (liabilities) - 2.5%		103,499
NET ASSETS - 100.0%		$4,178,499

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $747,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	4	6/21/21	$(452,300)	$(3,806)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	5/27/21	0.17%	$(5,288,670)	$79,051
Russell 2000 Index	UBS AG	5/27/21	0.42%	(2,604,151)	36,390
				$(7,892,821)	$115,441

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks (65.2%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	522	$16,691
1Life Healthcare, Inc.* (Health Care Providers & Services)	1,608	69,964
1st Constitution Bancorp (Banks)	185	3,548
1st Source Corp. (Banks)	335	15,943
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	2,477	53,354
4D Molecular Therapeutics, Inc.* (Biotechnology)	159	6,153
89bio, Inc.* (Biotechnology)	170	4,469
8x8, Inc.* (Software)	2,180	71,700
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	148	7,843
A10 Networks, Inc.* (Software)	1,225	10,633
AAON, Inc. (Building Products)	840	54,944
AAR Corp.* (Aerospace & Defense)	685	27,564
Aaron's Co., Inc. (The) (Specialty Retail)	689	21,283
Abeona Therapeutics, Inc.* (Biotechnology)	1,235	2,186
Abercrombie & Fitch Co.* - Class A (Specialty Retail)	1,276	47,837
ABM Industries, Inc. (Commercial Services & Supplies)	1,371	70,483
Acacia Research Corp.* (Professional Services)	973	5,916
Academy Sports & Outdoors, Inc.* (Leisure Products)	615	18,948
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,735	36,244
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,026	13,297
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	671	4,905
ACCO Brands Corp. (Commercial Services & Supplies)	1,889	16,208
Accolade, Inc.* (Health Care Technology)	655	32,848
Accuray, Inc.* (Health Care Equipment & Supplies)	1,879	8,831
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	2,059	2,677
ACI Worldwide, Inc.* (Software)	2,342	88,481
ACNB Corp. (Banks)	173	4,758
Acushnet Holdings Corp. (Leisure Products)	700	29,617
Acutus Medical, Inc.* (Health Care Equipment & Supplies)	295	4,027
Adams Resources & Energy, Inc. (Oil, Gas & Consumable Fuels)	45	1,193
AdaptHealth Corp.* (Health Care Providers & Services)	1,536	44,636
Addus Homecare Corp.* (Health Care Providers & Services)	303	32,057
Adient PLC* (Auto Components)	1,931	89,483
ADMA Biologics, Inc.* (Biotechnology)	1,348	2,642
Adtalem Global Education, Inc.* (Diversified Consumer Services)	1,030	35,339
ADTRAN, Inc. (Communications Equipment)	978	16,714
Advanced Drainage Systems, Inc. (Building Products)	1,153	128,744
Advanced Emissions Solutions, Inc.* (Chemicals)	324	1,523
Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment)	777	85,711
AdvanSix, Inc.* (Chemicals)	560	16,285
Adverum Biotechnologies, Inc.* (Biotechnology)	1,822	7,106
Aegion Corp.* (Construction & Engineering)	620	18,662
Aeglea BioTherapeutics, Inc.* (Biotechnology)	923	7,181
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	749	12,830
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	1,477	69,004
AeroVironment, Inc.* (Aerospace & Defense)	443	48,894
Affimed NV* (Biotechnology)	2,307	24,662
Agenus, Inc.* (Biotechnology)	3,216	9,937
Agile Therapeutics, Inc.* (Pharmaceuticals)	1,389	2,570
Agilysys, Inc.* (Software)	390	19,660
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,274	89,639
Agrify Corp.* (Machinery)	128	1,382
AgroFresh Solutions, Inc.* (Chemicals)	628	1,331
Air Transport Services Group, Inc.* (Air Freight & Logistics)	1,202	31,637
Akebia Therapeutics, Inc.* (Biotechnology)	2,929	9,344
Akerna Corp.* (Professional Services)	406	1,713
Akero Therapeutics, Inc.* (Biotechnology)	277	8,532
Akouos, Inc.* (Biotechnology)	501	7,124
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	739	8,299
Alamo Group, Inc. (Machinery)	202	31,765
Alarm.com Holdings, Inc.* (Software)	972	87,247
Alaska Communications Systems Group, Inc.* (Diversified Telecommunication Services)	1,072	3,548
Albany International Corp. - Class A (Machinery)	629	56,132
Albireo Pharma, Inc.* (Biotechnology)	346	11,107
Alcoa Corp.* (Metals & Mining)	3,831	140,368
Alector, Inc.* (Biotechnology)	947	18,467
Alerus Financial Corp. (Diversified Financial Services)	302	8,683
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	1,474	27,018
Alexander's, Inc. (Equity Real Estate Investment Trusts)	44	12,199
Alico, Inc. (Food Products)	107	3,207
Aligos Therapeutics, Inc.* (Biotechnology)	214	5,504
Allakos, Inc.* (Biotechnology)	536	58,488
Allegheny Technologies, Inc.* (Metals & Mining)	2,595	60,360
Allegiance Bancshares, Inc. (Banks)	387	15,325
Allegiant Travel Co.* (Airlines)	267	62,940
ALLETE, Inc. (Electric Utilities)	1,066	75,004
Allied Motion Technologies, Inc. (Electrical Equipment)	150	7,808

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Allogene Therapeutics, Inc.* (Biotechnology)	1,102	$34,074
Allovir, Inc.* (Biotechnology)	605	14,296
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	3,215	50,025
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	432	13,435
Alpha Pro Tech, Ltd.* (Building Products)	250	2,240
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	1,126	18,005
Alpine Income Property Trust, Inc. (Equity Real Estate Investment Trusts)	137	2,495
Alset EHome International, Inc.* (Real Estate Management & Development)	45	479
Alta Equipment Group, Inc.* (Trading Companies & Distributors)	354	4,549
Altabancorp (Banks)	325	13,569
Altair Engineering, Inc.* - Class A (Software)	888	57,720
Altisource Portfolio Solutions S.A.* (Real Estate Management & Development)	94	592
Altra Industrial Motion Corp. (Machinery)	1,319	77,834
ALX Oncology Holdings, Inc.* (Biotechnology)	357	22,370
Amalgamated Financial Corp. (Banks)	270	4,361
A-Mark Precious Metals, Inc. (Diversified Financial Services)	103	3,839
Ambac Financial Group, Inc.* (Insurance)	928	15,915
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	693	67,561
AMC Entertainment Holdings, Inc.* - Class A (Entertainment)	7,754	77,772
AMC Networks, Inc.* - Class A (Media)	581	29,213
Amerant Bancorp, Inc.* (Banks)	464	8,793
Ameresco, Inc.* - Class A (Construction & Engineering)	504	26,606
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	1,029	36,066
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	2,299	21,335
American Eagle Outfitters, Inc. (Specialty Retail)	3,084	106,614
American Equity Investment Life Holding Co. (Insurance)	1,856	57,499
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	2,233	22,352
American National Bankshares, Inc. (Banks)	218	7,419
American Outdoor Brands, Inc.* (Leisure Products)	283	7,316
American Public Education, Inc.* (Diversified Consumer Services)	295	8,986
American Realty Investors, Inc.* (Real Estate Management & Development)	22	171
American Software, Inc. - Class A (Software)	620	12,828
American States Water Co. (Water Utilities)	754	59,710
American Superconductor Corp.* (Electrical Equipment)	550	9,059
American Vanguard Corp. (Chemicals)	589	11,650
American Woodmark Corp.* (Building Products)	346	34,413
America's Car-Mart, Inc.* (Specialty Retail)	125	18,854
Ameris Bancorp (Banks)	1,356	73,345
AMERISAFE, Inc. (Insurance)	392	24,335
Ames National Corp. (Banks)	180	4,550
Amicus Therapeutics, Inc.* (Biotechnology)	5,258	51,739
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,042	41,289
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	954	75,652
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	2,028	11,174
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	745	12,963
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	2,180	31,741
AnaptysBio, Inc.* (Biotechnology)	438	10,227
Anavex Life Sciences Corp.* (Biotechnology)	1,194	14,424
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	750	18,225
Angion Biomedica Corp.* (Pharmaceuticals)	119	1,681
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	192	6,390
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	286	11,491
Annexon, Inc.* (Biotechnology)	545	10,862
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	3,361	12,738
Anterix, Inc.* (Diversified Telecommunication Services)	228	10,789
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	4,964	44,775
Apellis Pharmaceuticals, Inc.* (Biotechnology)	1,228	62,223
API Group Corp.* (Construction & Engineering)	2,864	60,889
Apogee Enterprises, Inc. (Building Products)	526	18,478
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	2,883	43,850
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	413	12,262
Appfolio, Inc.* (Software)	334	48,306
Appian Corp.* (Software)	728	88,219
Applied Genetic Technologies Corp.* (Biotechnology)	876	3,705
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	791	75,667
Applied Molecular Transport, Inc.* (Biotechnology)	454	26,100
Applied Optoelectronics, Inc.* (Communications Equipment)	442	3,275
Applied Therapeutics, Inc.* (Biotechnology)	317	5,871
Aprea Therapeutics, Inc.* (Biotechnology)	147	689
Apria, Inc.* (Health Care Providers & Services)	155	4,642

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Aptinyx, Inc.* (Biotechnology)	698	$1,871
Apyx Medical Corp.* (Health Care Equipment & Supplies)	684	6,929
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	406	1,652
Aravive, Inc.* (Biotechnology)	249	1,307
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,360	41,725
ArcBest Corp. (Road & Rail)	515	37,471
Arch Resources, Inc.* (Oil, Gas & Consumable Fuels)	309	13,723
Archrock, Inc. (Energy Equipment & Services)	2,654	24,788
Arconic Corp.* (Metals & Mining)	2,035	58,201
Arcosa, Inc. (Construction & Engineering)	993	59,868
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	412	15,104
Arcus Biosciences, Inc.* (Biotechnology)	862	29,093
Arcutis Biotherapeutics, Inc.* (Biotechnology)	473	15,846
Ardelyx, Inc.* (Biotechnology)	1,514	11,067
Ardmore Shipping Corp.* (Oil, Gas & Consumable Fuels)	686	2,689
Arena Pharmaceuticals, Inc.* (Biotechnology)	1,189	81,601
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	629	9,284
Argan, Inc. (Construction & Engineering)	301	15,095
Argo Group International Holdings, Ltd. (Insurance)	664	34,648
Arlington Asset Investment Corp.* - Class A (Capital Markets)	678	2,780
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,620	9,931
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,179	16,070
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	1,309	16,271
Arrow Financial Corp. (Banks)	271	9,580
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	2,093	152,286
Artesian Resources Corp. - Class A (Water Utilities)	165	6,674
Artisan Partners Asset Management, Inc. (Capital Markets)	1,157	58,915
Arvinas, Inc.* (Pharmaceuticals)	740	51,016
Asbury Automotive Group, Inc.* (Specialty Retail)	394	78,252
ASGN, Inc.* (Professional Services)	1,041	109,493
Aspen Aerogels, Inc.* (Energy Equipment & Services)	422	7,693
Aspen Group, Inc.* (Diversified Consumer Services)	455	2,170
Aspira Women's Health, Inc.* (Health Care Equipment & Supplies)	1,742	9,964
Assembly Biosciences, Inc.* (Pharmaceuticals)	628	2,688
Assetmark Financial Holdings, Inc.* (Capital Markets)	335	7,544
Associated Capital Group, Inc. - Class A (Capital Markets)	37	1,322
Astec Industries, Inc. (Machinery)	459	34,430
Astronics Corp.* (Aerospace & Defense)	485	8,444
Asure Software, Inc.* (Software)	331	2,651
At Home Group, Inc.* (Specialty Retail)	1,109	35,022
Atara Biotherapeutics, Inc.* (Biotechnology)	1,640	23,058
Atea Pharmaceuticals, Inc.* (Biotechnology)	297	7,339
Athenex, Inc.* (Biotechnology)	1,449	5,810
Athersys, Inc.* (Biotechnology)	3,547	5,923
Athira Pharma, Inc.* (Pharmaceuticals)	284	5,589
Atkore, Inc.* (Electrical Equipment)	957	74,914
Atlantic Capital Bancshares, Inc.* (Banks)	414	11,075
Atlantic Power Corp.* (Independent Power and Renewable Electricity Producers)	1,779	5,390
Atlantic Union Bankshares (Banks)	1,594	61,640
Atlanticus Holdings Corp.* (Consumer Finance)	103	3,220
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	526	35,721
ATN International, Inc. (Diversified Telecommunication Services)	229	10,438
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	370	6,157
Atreca, Inc.* - Class A (Biotechnology)	589	7,033
AtriCure, Inc.* (Health Care Equipment & Supplies)	894	68,901
Atrion Corp. (Health Care Equipment & Supplies)	29	18,519
Auburn National BanCorp, Inc. (Banks)	48	1,704
Avalon GloboCare Corp.* (Health Care Providers & Services)	411	419
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	974	42,087
Avaya Holdings Corp.* - Class C (Software)	1,713	49,283
Avenue Therapeutics, Inc.* (Pharmaceuticals)	136	696
AVEO Pharmaceuticals, Inc.* (Biotechnology)	446	3,144
Avid Bioservices, Inc.* (Biotechnology)	1,236	26,457
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	646	14,690
Avidity Biosciences, Inc.* (Biotechnology)	623	14,603
Avient Corp. (Chemicals)	1,869	94,890
Avis Budget Group, Inc.* (Road & Rail)	1,077	96,510
Avista Corp. (Multi-Utilities)	1,406	64,704
Avrobio, Inc.* (Biotechnology)	727	8,491
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	680	28,240
Axcella Health, Inc.* (Biotechnology)	315	1,304
AxoGen, Inc.* (Health Care Equipment & Supplies)	760	14,227
Axonics Modulation Technologies, Inc.* (Health Care Equipment & Supplies)	619	38,954
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	1,170	52,826
Axsome Therapeutics, Inc.* (Pharmaceuticals)	567	34,281

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	807	$7,957
Aytu BioPharma, Inc.* (Pharmaceuticals)	448	2,966
Aziyo Biologics, Inc.* - Class A (Biotechnology)	46	449
AZZ, Inc. (Electrical Equipment)	517	27,215
B Riley Financial, Inc. (Capital Markets)	409	29,158
B&G Foods, Inc. - Class A (Food Products)	1,305	38,080
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	596	55,660
Balchem Corp. (Chemicals)	658	83,692
Bally's Corp.* (Hotels, Restaurants & Leisure)	366	21,213
Banc of California, Inc. (Banks)	913	16,343
BancFirst Corp. (Banks)	384	26,692
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	633	9,343
BancorpSouth Bank (Banks)	2,025	59,920
Bandwidth, Inc.* (Diversified Telecommunication Services)	392	51,822
Bank First Corp. (Banks)	128	9,257
Bank of Commerce Holdings (Banks)	326	4,209
Bank of Marin Bancorp (Banks)	271	9,599
Bank7 Corp. (Thrifts & Mortgage Finance)	57	1,009
BankFinancial Corp. (Thrifts & Mortgage Finance)	271	2,824
BankUnited, Inc. (Banks)	1,877	87,486
Bankwell Financial Group, Inc. (Banks)	136	3,673
Banner Corp. (Banks)	711	40,413
Bar Harbor Bankshares (Banks)	302	8,655
Barnes Group, Inc. (Machinery)	961	47,973
Barrett Business Services, Inc. (Professional Services)	155	11,366
BayCom Corp.* (Banks)	220	3,980
BCB Bancorp, Inc. (Banks)	294	4,048
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	1,117	62,921
Beam Therapeutics, Inc.* (Biotechnology)	816	66,912
Beazer Homes USA, Inc.* (Household Durables)	583	13,007
Bed Bath & Beyond, Inc.* (Specialty Retail)	2,484	62,895
Bel Fuse, Inc. - Class B (Electronic Equipment, Instruments & Components)	205	4,086
Belden, Inc. (Electronic Equipment, Instruments & Components)	903	39,082
Bellerophon Therapeutics, Inc.* (Health Care Equipment & Supplies)	92	404
BellRing Brands, Inc.* - Class A (Personal Products)	814	20,993
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	746	22,395
Benefitfocus, Inc.* (Software)	593	8,017
Berkshire Hills Bancorp, Inc. (Banks)	926	20,548
Berry Corp. (Oil, Gas & Consumable Fuels)	1,385	8,462
Beyond Air, Inc.* (Health Care Equipment & Supplies)	338	2,075
Beyondspring, Inc.* (Biotechnology)	389	4,197
BGC Partners, Inc. - Class A (Capital Markets)	6,335	33,576
BGSF, Inc. (Professional Services)	201	2,816
Big Lots, Inc. (Multiline Retail)	759	52,325
Biglari Holdings, Inc.* - Class A (Hotels, Restaurants & Leisure)	1	645
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	19	2,528
BioAtla, Inc.* (Biotechnology)	237	11,753
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	3,612	42,026
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	1,835	6,349
Biodesix, Inc.* (Health Care Providers & Services)	62	1,014
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	984	73,898
Biolife Solutions, Inc.* (Health Care Equipment & Supplies)	288	10,051
BioSig Technologies, Inc.* (Health Care Equipment & Supplies)	510	1,744
Bioventus, Inc.* - Class A (Health Care Equipment & Supplies)	157	2,261
Bioxcel Therapeutics, Inc.* (Biotechnology)	261	8,866
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	451	27,506
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	2,803	125,209
Black Diamond Therapeutics, Inc.* (Biotechnology)	370	9,857
Black Hills Corp. (Multi-Utilities)	1,286	88,709
Blackbaud, Inc.* (Software)	995	70,764
Blackline, Inc.* (Software)	1,042	120,935
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	2,849	92,565
Bloom Energy Corp.* (Electrical Equipment)	1,814	47,110
Bloomin' Brands, Inc.* (Hotels, Restaurants & Leisure)	1,792	56,627
Blucora, Inc.* (Capital Markets)	985	14,179
Blue Bird Corp.* (Machinery)	318	8,567
Bluegreen Vacations Corp. (Hotels, Restaurants & Leisure)	106	984
Bluegreen Vacations Holding Corp.* (Hotels, Restaurants & Leisure)	255	4,723
Blueprint Medicines Corp.* (Biotechnology)	1,132	109,034
Bluerock Residential Growth REIT, Inc. (Equity Real Estate Investment Trusts)	452	4,285
BM Technologies, Inc.* (IT Services)	94	922
Bogota Financial Corp.* (Thrifts & Mortgage Finance)	118	1,169
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	896	12,508
Boise Cascade Co. (Paper & Forest Products)	799	53,310
Bolt Biotherapeutics, Inc.* (Biotechnology)	259	5,791
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	426	14,096
Boot Barn Holdings, Inc.* (Specialty Retail)	584	41,195
Boston Omaha Corp.* - Class A (Media)	269	7,537
Boston Private Financial Holdings, Inc. (Banks)	1,675	24,656

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Bottomline Technologies, Inc.* (Software)	907	$44,044
Box, Inc.* - Class A (Software)	2,932	62,452
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	1,662	109,941
Brady Corp. - Class A (Commercial Services & Supplies)	964	52,605
BrainStorm Cell Therapeutics, Inc.* (Biotechnology)	624	2,165
Bridgebio Pharma, Inc.* (Biotechnology)	1,925	107,646
Bridgewater Bancshares, Inc.* (Thrifts & Mortgage Finance)	442	7,474
Bridgford Foods Corp.* (Food Products)	34	484
Brigham Minerals, Inc. (Oil, Gas & Consumable Fuels)	867	14,860
Brightcove, Inc.* (IT Services)	807	11,718
Brightsphere Investment Group, Inc. (Capital Markets)	1,255	28,250
BrightView Holdings, Inc.* (Commercial Services & Supplies)	836	14,989
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	927	62,230
Bristow Group, Inc.* (Energy Equipment & Services)	132	3,493
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts)	2,631	28,362
Broadstone Net Lease, Inc. (Equity Real Estate Investment Trusts)	727	14,671
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	3,756	24,564
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	649	46,747
Brookfield Renewable Corp. - Class A (Equity Real Estate Investment Trusts)	2,632	109,174
Brookline Bancorp, Inc. (Banks)	1,586	25,535
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	1,485	150,474
BRP Group, Inc.* - Class A (Insurance)	868	25,189
BRT Apartments Corp. (Equity Real Estate Investment Trusts)	215	4,048
Bryn Mawr Bank Corp. (Banks)	403	18,522
Builders FirstSource, Inc.* (Building Products)	4,170	202,954
Business First Bancshares, Inc. (Banks)	394	9,365
Byline Bancorp, Inc. (Banks)	496	11,259
C&F Financial Corp. (Banks)	71	2,995
C4 Therapeutics, Inc.* (Biotechnology)	218	7,216
Cabaletta Bio, Inc.* (Biotechnology)	264	2,938
Cactus, Inc. - Class A (Energy Equipment & Services)	973	29,005
Cadence Bancorp (Banks)	2,522	56,115
Cadiz, Inc.* (Water Utilities)	417	4,858
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	3,683	360,344
Caesarstone, Ltd. (Building Products)	455	6,352
CAI International, Inc. (Trading Companies & Distributors)	340	14,467
CalAmp Corp.* (Communications Equipment)	699	9,611
Calavo Growers, Inc. (Food Products)	339	26,486
Caledonia Mining Corp. PLC (Metals & Mining)	240	3,338
Caleres, Inc. (Specialty Retail)	745	17,366
California Bancorp, Inc.* (Banks)	155	2,713
California Water Service Group (Water Utilities)	1,011	59,396
Calithera Biosciences, Inc.* (Biotechnology)	1,345	2,919
Calix, Inc.* (Communications Equipment)	1,076	45,504
Callaway Golf Co. (Leisure Products)	1,910	55,295
Cal-Maine Foods, Inc. (Food Products)	757	28,282
Calyxt, Inc.* (Biotechnology)	211	1,051
Cambium Networks Corp.* (Communications Equipment)	166	9,960
Cambridge Bancorp (Banks)	130	11,382
Camden National Corp. (Banks)	302	14,411
Camping World Holdings, Inc. - Class A (Specialty Retail)	671	29,215
Cannae Holdings, Inc.* (Diversified Financial Services)	1,764	70,030
Cantel Medical Corp.* (Health Care Equipment & Supplies)	776	68,218
Capital Bancorp, Inc.* (Banks)	162	3,559
Capital City Bank Group, Inc. (Banks)	274	6,924
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	2,664	34,432
Capstar Financial Holdings, Inc. (Banks)	327	6,275
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	1,949	12,630
Cara Therapeutics, Inc.* (Biotechnology)	842	10,904
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	803	32,377
Cardlytics, Inc.* (Media)	611	84,032
Cardtronics PLC* - Class A (IT Services)	736	28,586
CareDx, Inc.* (Biotechnology)	1,027	81,205
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	1,954	47,248
Cargurus, Inc.* (Interactive Media & Services)	1,795	44,301
CarParts.com, Inc.* (Internet & Direct Marketing Retail)	698	12,061
Carpenter Technology Corp. (Metals & Mining)	971	36,772
Carriage Services, Inc. (Diversified Consumer Services)	338	12,567
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	713	4,200
Cars.com, Inc.* (Interactive Media & Services)	1,380	18,230
Carter Bankshares, Inc.* (Banks)	463	5,996
Casa Systems, Inc.* (Communications Equipment)	648	5,084
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	997	66,909
CASI Pharmaceuticals, Inc.* (Biotechnology)	1,352	2,420
Casper Sleep, Inc.* (Household Durables)	518	4,429
Cass Information Systems, Inc. (IT Services)	291	13,354
Cassava Sciences, Inc.* (Pharmaceuticals)	669	31,309
Castle Biosciences, Inc.* (Biotechnology)	298	20,571

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Catabasis Pharmaceuticals, Inc.* (Biotechnology)	414	$932
Catalyst Biosciences, Inc.* (Biotechnology)	629	3,170
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,985	9,091
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	997	11,595
Cathay General Bancorp (Banks)	1,553	62,865
Cavco Industries, Inc.* (Household Durables)	188	39,373
CB Financial Services, Inc. (Banks)	101	2,172
CBIZ, Inc.* (Professional Services)	1,043	35,034
CBTX, Inc. (Banks)	356	11,132
CECO Environmental Corp.* (Commercial Services & Supplies)	633	4,621
CEL-SCI Corp.* (Biotechnology)	724	17,470
Celsius Holdings, Inc.* (Beverages)	736	42,173
Centerspace (Equity Real Estate Investment Trusts)	266	18,724
Centogene NV* (Biotechnology)	174	1,891
Central Garden & Pet Co.* (Household Products)	197	10,666
Central Garden & Pet Co.* - Class A (Household Products)	818	40,303
Central Pacific Financial Corp. (Banks)	561	15,119
Central Valley Community Bancorp (Banks)	216	4,242
Century Aluminum Co.* (Metals & Mining)	1,033	16,177
Century Bancorp, Inc. - Class A (Banks)	57	6,512
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	554	7,285
Century Communities, Inc.* (Household Durables)	598	44,216
Cerecor, Inc.* (Pharmaceuticals)	880	2,763
Cerence, Inc.* (Software)	778	75,007
Cerus Corp.* (Health Care Equipment & Supplies)	3,357	20,478
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	449	24,893
Champions Oncology, Inc.* (Life Sciences Tools & Services)	138	1,481
ChampionX Corp.* (Energy Equipment & Services)	3,800	79,838
ChannelAdvisor Corp.* (Software)	570	12,056
Chart Industries, Inc.* (Machinery)	738	118,544
Chase Corp. (Chemicals)	151	17,884
Chatham Lodging Trust* (Equity Real Estate Investment Trusts)	948	13,149
Checkmate Pharmaceuticals, Inc.* (Biotechnology)	183	1,325
Checkpoint Therapeutics, Inc.* (Biotechnology)	1,058	3,068
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	617	19,886
Chembio Diagnostics, Inc.* (Health Care Equipment & Supplies)	404	1,612
ChemoCentryx, Inc.* (Biotechnology)	1,014	49,007
Chemung Financial Corp. (Banks)	71	3,018
Cherry Hill Mortgage Investment Corp. (Mortgage Real Estate Investment Trusts)	311	3,147
Chesapeake Utilities Corp. (Gas Utilities)	351	41,601
Chiasma, Inc.* (Pharmaceuticals)	1,025	3,055
Chico's FAS, Inc.* (Specialty Retail)	2,430	7,290
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	3,925	51,575
Chimerix, Inc.* (Biotechnology)	1,217	10,600
Chinook Therapeutics, Inc.* (Biotechnology)	271	4,864
ChoiceOne Financial Services, Inc. (Banks)	150	3,681
ChromaDex Corp.* (Life Sciences Tools & Services)	843	7,486
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	777	164,335
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	401	19,593
Cidara Therapeutics, Inc.* (Biotechnology)	732	1,625
CIM Commercial Trust Corp. (Equity Real Estate Investment Trusts)	230	2,576
Cimpress PLC* (Commercial Services & Supplies)	364	34,675
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	1,025	15,816
Cinemark Holdings, Inc.* (Entertainment)	2,186	46,343
CIRCOR International, Inc.* (Machinery)	408	14,023
CIT Group, Inc. (Banks)	2,018	107,538
Citi Trends, Inc.* (Specialty Retail)	194	20,292
Citizens & Northern Corp. (Banks)	273	6,743
Citizens Holding Co. (Banks)	96	1,834
Citizens, Inc.* (Insurance)	1,014	5,922
City Holding Co. (Banks)	315	24,381
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	876	9,575
Civista Bancshares, Inc. (Banks)	320	7,402
Clarus Corp. (Leisure Products)	495	9,212
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	2,659	29,249
Clearfield, Inc.* (Communications Equipment)	228	7,832
Clearwater Paper Corp.* (Paper & Forest Products)	329	11,008
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	713	18,952
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	1,676	48,084
Cleveland-Cliffs, Inc.* (Metals & Mining)	9,183	164,008
Clipper Realty, Inc. (Equity Real Estate Investment Trusts)	304	2,502
Cloudera, Inc.* (Software)	4,189	53,158
Clovis Oncology, Inc.* (Biotechnology)	1,696	10,074
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	594	108,957
CNB Financial Corp. (Banks)	303	7,714
CNO Financial Group, Inc. (Insurance)	2,760	70,463
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	4,460	59,853
Co.-Diagnostics, Inc.* (Health Care Equipment & Supplies)	543	4,811
Coastal Financial Corp.* (Banks)	186	5,537

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Coca-Cola Consolidated, Inc. (Beverages)	96	$28,152
Codexis, Inc.* (Life Sciences Tools & Services)	1,180	27,352
Codiak Biosciences, Inc.* (Biotechnology)	132	2,614
Codorus Valley Bancorp, Inc. (Banks)	191	3,514
Coeur Mining, Inc.* (Metals & Mining)	4,952	40,012
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	869	65,618
Cognyte Software, Ltd.* (Software)	1,328	34,701
Cohbar, Inc.* (Biotechnology)	709	950
Cohen & Steers, Inc. (Capital Markets)	500	34,010
Coherus Biosciences, Inc.* (Biotechnology)	1,203	17,804
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	861	34,449
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	702	15,655
Colony Bankcorp, Inc. (Banks)	158	2,463
Colony Capital, Inc.* (Equity Real Estate Investment Trusts)	9,822	68,754
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	1,719	14,938
Columbia Banking System, Inc. (Banks)	1,468	63,902
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	962	17,576
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	2,342	42,179
Columbus McKinnon Corp. (Machinery)	479	23,715
Comfort Systems USA, Inc. (Construction & Engineering)	735	60,535
Commercial Metals Co. (Metals & Mining)	2,432	71,063
Community Bank System, Inc. (Banks)	1,082	83,995
Community Bankers Trust Corp. (Banks)	445	3,729
Community Health Systems, Inc.* (Health Care Providers & Services)	1,743	19,434
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	456	23,220
Community Trust Bancorp, Inc. (Banks)	317	14,126
CommVault Systems, Inc.* (Software)	864	60,057
Compass Minerals International, Inc. (Metals & Mining)	699	47,476
Computer Programs & Systems, Inc. (Health Care Technology)	263	7,895
CompX International, Inc. (Commercial Services & Supplies)	34	654
comScore, Inc.* (Media)	1,238	4,568
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	499	2,740
Comtech Telecommunications Corp. (Communications Equipment)	503	12,062
Concert Pharmaceuticals, Inc.* (Biotechnology)	604	2,507
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	535	4,350
Conduent, Inc.* (IT Services)	3,374	22,943
CONMED Corp. (Health Care Equipment & Supplies)	555	78,227
ConnectOne Bancorp, Inc. (Banks)	758	20,580
Conn's, Inc.* (Specialty Retail)	357	7,226
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	612	5,373
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	1,490	10,728
Consolidated Water Co., Ltd. (Water Utilities)	296	3,484
Constellation Pharmaceuticals, Inc.* (Biotechnology)	628	13,577
Construction Partners, Inc.* - Class A (Construction & Engineering)	574	18,213
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	2,346	8,774
ContraFect Corp.* (Biotechnology)	500	2,215
Cooper Tire & Rubber Co. (Auto Components)	1,031	58,757
Cooper-Standard Holding, Inc.* (Auto Components)	342	9,932
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	1,571	2,828
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,990	45,352
CoreCivic, Inc.* (Equity Real Estate Investment Trusts)	2,446	19,005
Core-Mark Holding Co., Inc. (Distributors)	913	38,858
CorEnergy Infrastructure Trust, Inc. (Equity Real Estate Investment Trusts)	281	1,703
CorePoint Lodging, Inc.* (Equity Real Estate Investment Trusts)	803	8,022
CorMedix, Inc.* (Pharmaceuticals)	666	5,754
Cornerstone Building Brands, Inc.* (Building Products)	894	12,570
Cornerstone OnDemand, Inc.* (Software)	1,258	55,685
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	467	15,495
Cortexyme, Inc.* (Biotechnology)	322	12,613
CorVel Corp.* (Health Care Providers & Services)	179	20,945
Costamare, Inc. (Marine)	1,034	10,878
County Bancorp, Inc. (Banks)	98	2,317
Covanta Holding Corp. (Commercial Services & Supplies)	2,425	36,472
Covenant Logistics Group, Inc.* - Class A (Road & Rail)	238	5,119
Covetrus, Inc.* (Health Care Providers & Services)	2,377	68,101
Cowen, Inc. - Class A (Capital Markets)	524	20,693
CRA International, Inc. (Professional Services)	154	12,360
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	485	81,223
Crawford & Co. - Class A (Insurance)	332	3,483
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	549	9,503
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	1,365	136,664
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	732	9,750
CrossFirst Bankshares, Inc.* (Banks)	980	14,445
CryoLife, Inc.* (Health Care Equipment & Supplies)	775	22,615

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
CryoPort, Inc.* (Health Care Equipment & Supplies)	816	$46,161
CSG Systems International, Inc. (IT Services)	661	30,399
CSW Industrials, Inc. (Building Products)	280	37,915
CTO Realty Growth, Inc. (Equity Real Estate Investment Trusts)	120	6,360
CTS Corp. (Electronic Equipment, Instruments & Components)	651	21,171
Cubic Corp. (Aerospace & Defense)	653	48,871
Cue BioPharma, Inc.* (Biotechnology)	604	7,327
Cullinan Oncology, Inc.* (Biotechnology)	268	8,699
Curo Group Holdings Corp. (Consumer Finance)	374	5,356
Cushman & Wakefield PLC* (Real Estate Management & Development)	2,260	38,420
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	271	2,780
Customers Bancorp, Inc. (Banks)	587	20,263
Cutera, Inc.* (Health Care Equipment & Supplies)	354	10,631
CVB Financial Corp. (Banks)	2,643	56,058
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	605	12,880
CyberOptics Corp.* (Semiconductors & Semiconductor Equipment)	145	4,784
Cyclerion Therapeutics, Inc.* (Biotechnology)	453	988
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	1,416	6,131
Cytokinetics, Inc.* (Biotechnology)	1,357	34,522
CytomX Therapeutics, Inc.* (Biotechnology)	1,260	11,794
CytoSorbents Corp.* (Health Care Equipment & Supplies)	840	7,770
Daily Journal Corp.* (Media)	25	7,630
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	747	4,609
Dana, Inc. (Auto Components)	2,959	74,863
Darling Ingredients, Inc.* (Food Products)	3,290	228,492
Daseke, Inc.* (Road & Rail)	932	7,074
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	904	41,277
Decibel Therapeutics, Inc.* (Biotechnology)	146	1,332
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	789	36,586
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	572	193,450
Del Taco Restaurants, Inc. (Hotels, Restaurants & Leisure)	610	6,954
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,278	30,327
Deluxe Corp. (Commercial Services & Supplies)	854	37,593
Denali Therapeutics, Inc.* (Biotechnology)	1,286	77,726
Denny's Corp.* (Hotels, Restaurants & Leisure)	1,270	24,054
DermTech, Inc.* (Biotechnology)	209	8,788
Designer Brands, Inc.* (Specialty Retail)	1,261	22,320
DHI Group, Inc.* (Interactive Media & Services)	982	2,867
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	2,280	13,452
Diamond Hill Investment Group, Inc. (Capital Markets)	62	10,602
Diamond S Shipping, Inc.* (Oil, Gas & Consumable Fuels)	560	5,516
DiamondRock Hospitality Co.* (Equity Real Estate Investment Trusts)	4,085	42,566
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	1,349	42,075
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	1,435	21,539
Digi International, Inc.* (Communications Equipment)	600	10,722
Digimarc Corp.* (Software)	244	8,230
Digital Turbine, Inc.* (Software)	1,722	129,889
Dillard's, Inc. - Class A (Multiline Retail)	145	14,342
Dime Community Bancshares, Inc. (Banks)	721	23,880
Dine Brands Global, Inc.* (Hotels, Restaurants & Leisure)	318	30,735
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	876	67,286
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	4,850	21,413
DMC Global, Inc.* (Machinery)	297	16,038
Domo, Inc.* (Software)	545	35,038
Domtar Corp.* (Paper & Forest Products)	1,124	44,308
Donegal Group, Inc. - Class A (Insurance)	230	3,549
Donnelley Financial Solutions, Inc.* (Capital Markets)	608	18,580
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	754	10,021
Dorman Products, Inc.* (Auto Components)	545	54,053
Douglas Dynamics, Inc. (Machinery)	461	20,621
Dril-Quip, Inc.* (Energy Equipment & Services)	715	21,915
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	453	6,292
Ducommun, Inc.* (Aerospace & Defense)	220	12,965
Duluth Holdings, Inc.* - Class B (Internet & Direct Marketing Retail)	226	3,496
Durect Corp.* (Pharmaceuticals)	4,560	8,664
DXP Enterprises, Inc.* (Trading Companies & Distributors)	335	9,805
Dyadic International, Inc.* (Biotechnology)	394	1,777
Dycom Industries, Inc.* (Construction & Engineering)	628	58,913
Dynavax Technologies Corp.* (Biotechnology)	2,173	21,687
Dyne Therapeutics, Inc.* (Biotechnology)	329	6,475
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	521	10,524
DZS, Inc.* (Communications Equipment)	297	4,461
Eagle Bancorp Montana, Inc. (Banks)	129	3,017
Eagle Bancorp, Inc. (Banks)	645	34,449
Eagle Bulk Shipping, Inc.* (Marine)	133	5,764
Eagle Pharmaceuticals, Inc.* (Biotechnology)	212	8,656
Eargo, Inc.* (Health Care Equipment & Supplies)	166	9,502

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Earthstone Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	482	$3,384
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	1,668	35,745
Eastern Bankshares, Inc. (Banks)	3,393	72,373
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	801	127,086
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	321	2,395
Ebix, Inc. (Software)	548	16,500
Echo Global Logistics, Inc.* (Air Freight & Logistics)	536	17,527
Edgewell Personal Care Co. (Personal Products)	1,115	42,592
Editas Medicine, Inc.* (Biotechnology)	1,365	50,519
eGain Corp.* (Software)	432	4,247
eHealth, Inc.* (Insurance)	527	37,280
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	626	5,315
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	381	6,454
Electromed, Inc.* (Health Care Equipment & Supplies)	142	1,387
elf Beauty, Inc.* (Personal Products)	934	28,254
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	844	15,141
Ellington Residential Mortgage REIT (Mortgage Real Estate Investment Trusts)	184	2,289
Eloxx Pharmaceuticals, Inc.* (Pharmaceuticals)	545	1,188
EMCOR Group, Inc. (Construction & Engineering)	1,112	133,218
Emerald Holding, Inc.* (Media)	500	2,805
Emergent BioSolutions, Inc.* (Biotechnology)	923	56,285
Employers Holdings, Inc. (Insurance)	589	23,843
Enanta Pharmaceuticals, Inc.* (Biotechnology)	394	19,992
Encore Capital Group, Inc.* (Consumer Finance)	638	25,099
Encore Wire Corp. (Electrical Equipment)	417	31,142
Endo International PLC* (Pharmaceuticals)	4,638	26,576
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	2,725	15,015
Energy Recovery, Inc.* (Machinery)	821	17,405
Enerpac Tool Group Corp. (Machinery)	1,228	32,665
EnerSys (Electrical Equipment)	870	79,675
Eneti, Inc. (Marine)	172	3,459
Ennis, Inc. (Commercial Services & Supplies)	524	10,863
Enochian Biosciences, Inc.* (Biotechnology)	282	953
Enova International, Inc.* (Consumer Finance)	708	24,242
EnPro Industries, Inc. (Machinery)	423	36,230
Enstar Group, Ltd.* (Insurance)	246	61,790
Entercom Communications Corp.* (Media)	2,398	11,606
Enterprise Bancorp, Inc. (Banks)	184	6,409
Enterprise Financial Services Corp. (Banks)	492	24,172
Entravision Communications Corp. - Class A (Media)	1,203	4,632
Envela Corp.* (Specialty Retail)	158	613
Envestnet, Inc.* (Software)	1,086	80,179
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	908	2,788
Epizyme, Inc.* (Biotechnology)	1,824	14,245
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	272	27,298
Equity Bancshares, Inc.* - Class A (Banks)	290	8,485
Eros STX Global Corp.* (Entertainment)	3,318	4,313
Escalade, Inc. (Leisure Products)	211	4,646
ESCO Technologies, Inc. (Machinery)	523	56,881
Esperion Therapeutics, Inc.* (Biotechnology)	529	14,257
Esquire Financial Holdings, Inc.* (Banks)	140	3,213
ESSA Bancorp, Inc. (Thrifts & Mortgage Finance)	184	2,856
Essent Group, Ltd. (Thrifts & Mortgage Finance)	2,255	118,567
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	2,126	55,681
Ethan Allen Interiors, Inc. (Household Durables)	463	13,293
Eton Pharmaceuticals, Inc.* (Pharmaceuticals)	348	3,021
Evans Bancorp, Inc. (Banks)	97	3,585
Evelo Biosciences, Inc.* (Biotechnology)	471	6,194
Eventbrite, Inc.* (Interactive Media & Services)	1,315	30,995
Everi Holdings, Inc.* (IT Services)	1,679	29,685
EverQuote, Inc.* - Class A (Interactive Media & Services)	287	9,721
EVERTEC, Inc. (IT Services)	1,231	49,117
EVI Industries, Inc.* (Trading Companies & Distributors)	103	2,754
Evo Payments, Inc.* (IT Services)	934	26,628
Evofem Biosciences, Inc.* (Pharmaceuticals)	1,568	2,321
Evolent Health, Inc.* (Health Care Technology)	1,544	33,443
Evolus, Inc.* (Pharmaceuticals)	445	4,054
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	633	2,095
Evoqua Water Technologies Corp.* (Machinery)	2,360	67,449
Exagen, Inc.* (Health Care Providers & Services)	98	1,652
Exicure, Inc.* (Biotechnology)	1,213	2,390
ExlService Holdings, Inc.* (IT Services)	677	62,541
eXp World Holdings, Inc.* (Real Estate Management & Development)	1,017	34,944
Exponent, Inc. (Professional Services)	1,050	101,148
Express, Inc.* (Specialty Retail)	1,300	3,965
Exterran Corp.* (Energy Equipment & Services)	533	1,748
Extreme Networks, Inc.* (Communications Equipment)	2,478	28,200
EZCORP, Inc.* - Class A (Consumer Finance)	989	5,568

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Fabrinet* (Electronic Equipment, Instruments & Components)	751	$64,301
Falcon Minerals Corp. (Oil, Gas & Consumable Fuels)	781	3,468
Farmer Bros Co.* (Food Products)	337	3,437
Farmers & Merchants Bancorp, Inc./Archbold Ohio (Banks)	207	4,865
Farmers National Bancorp (Banks)	531	8,804
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	525	6,998
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	363	27,532
Fate Therapeutics, Inc.* (Biotechnology)	1,557	136,066
Fathom Holdings, Inc.* (Real Estate Management & Development)	98	3,361
FB Financial Corp. (Banks)	646	27,106
FBL Financial Group, Inc. - Class A (Insurance)	196	11,111
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	186	19,132
Federal Signal Corp. (Machinery)	1,223	50,669
Federated Hermes, Inc. - Class B (Capital Markets)	1,944	55,987
FedNat Holding Co. (Insurance)	252	1,283
Fennec Pharmaceuticals, Inc.* (Biotechnology)	445	2,781
Ferro Corp.* (Chemicals)	1,674	27,889
FibroGen, Inc.* (Biotechnology)	1,723	38,457
Fidelity D&D Bancorp, Inc. (Banks)	81	4,557
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	368	5,424
Financial Institutions, Inc. (Banks)	324	10,345
First Bancorp (Banks)	578	24,507
First Bancorp (Banks)	4,402	55,333
First Bancshares, Inc. (Banks)	417	16,313
First Bank/Hamilton NJ (Banks)	327	4,150
First Busey Corp. (Banks)	1,030	25,729
First Business Financial Services, Inc. (Banks)	167	4,419
First Capital, Inc. (Thrifts & Mortgage Finance)	67	3,020
First Choice Bancorp (Banks)	212	6,788
First Commonwealth Financial Corp. (Banks)	1,954	28,313
First Community Bancshares, Inc. (Banks)	354	10,344
First Community Corp. (Banks)	146	2,686
First Financial Bancorp (Banks)	1,983	48,603
First Financial Bankshares, Inc. (Banks)	2,640	129,570
First Financial Corp. (Banks)	272	12,033
First Foundation, Inc. (Banks)	806	19,183
First Guaranty Bancshares, Inc. (Banks)	75	1,303
First Internet Bancorp (Banks)	193	6,630
First Interstate BancSystem - Class A (Banks)	828	38,891
First Merchants Corp. (Banks)	1,104	51,016
First Mid Bancshares, Inc. (Banks)	298	12,975
First Midwest Bancorp, Inc. (Banks)	2,331	48,881
First Northwest Bancorp (Banks)	178	2,987
First of Long Island Corp. (Banks)	466	9,921
First Savings Financial Group, Inc. (Banks)	38	2,614
First United Corp. (Banks)	140	2,369
First Western Financial, Inc.* (Banks)	128	3,286
FirstCash, Inc. (Consumer Finance)	832	59,929
Five Star Senior Living* (Health Care Providers & Services)	387	2,016
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	984	45,795
Flexion Therapeutics, Inc.* (Biotechnology)	895	6,945
Fluent, Inc.* (Media)	859	3,195
Fluidigm Corp.* (Life Sciences Tools & Services)	1,513	7,580
Fluor Corp.* (Construction & Engineering)	2,881	66,205
Flushing Financial Corp. (Banks)	602	14,009
FNCB Bancorp, Inc. (Banks)	350	2,426
Focus Financial Partners, Inc.* (Capital Markets)	786	36,989
Foghorn Therapeutics, Inc.* (Pharmaceuticals)	147	1,614
FONAR Corp.* (Health Care Equipment & Supplies)	129	2,212
Forestar Group, Inc.* (Real Estate Management & Development)	341	8,641
Forma Therapeutics Holdings, Inc.* (Biotechnology)	618	16,655
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,579	61,818
Forrester Research, Inc.* (Professional Services)	226	9,820
Forterra, Inc.* (Construction Materials)	595	13,959
Fortress Biotech, Inc.* (Biotechnology)	1,367	5,905
Forward Air Corp. (Air Freight & Logistics)	559	49,354
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	959	12,371
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,503	43,392
Fox Factory Holding Corp.* (Auto Components)	846	129,632
Franchise Group, Inc. (Diversified Consumer Services)	446	17,184
Franklin Covey Co.* (Professional Services)	259	7,910
Franklin Electric Co., Inc. (Machinery)	942	76,556
Franklin Financial Services Corp. (Banks)	85	2,563
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	2,124	11,215
Frank's International N.V.* (Energy Equipment & Services)	3,169	10,299
Frequency Therapeutics, Inc.* (Biotechnology)	514	5,968
Fresh Del Monte Produce, Inc. (Food Products)	636	17,935
Freshpet, Inc.* (Food Products)	833	153,955
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	2,412	18,428
FRP Holdings, Inc.* (Real Estate Management & Development)	133	6,751
FS Bancorp, Inc. (Thrifts & Mortgage Finance)	77	5,263
FuelCell Energy, Inc.* (Electrical Equipment)	6,441	62,542

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	348	$3,915
Fulgent Genetics, Inc.* (Health Care Providers & Services)	277	21,335
Fulton Financial Corp. (Banks)	3,247	55,361
Funko, Inc.* (Distributors)	499	10,748
FutureFuel Corp. (Chemicals)	529	6,718
FVCBankcorp, Inc.* (Banks)	241	4,239
G1 Therapeutics, Inc.* (Biotechnology)	698	14,707
Gaia, Inc.* (Internet & Direct Marketing Retail)	247	2,603
Galectin Therapeutics, Inc.* (Biotechnology)	759	3,355
Galera Therapeutics, Inc.* (Biotechnology)	179	1,459
GAMCO Investors, Inc. - Class A (Capital Markets)	109	2,145
GameStop Corp.* - Class A (Specialty Retail)	1,170	203,100
GAN, Ltd.* (Hotels, Restaurants & Leisure)	654	12,060
Gannett Co., Inc.* (Media)	2,722	12,358
Gatos Silver, Inc.* (Metals & Mining)	483	5,545
GATX Corp. (Trading Companies & Distributors)	712	69,570
GCP Applied Technologies, Inc.* (Chemicals)	999	25,664
Genasys, Inc.* (Communications Equipment)	680	4,250
Genco Shipping & Trading, Ltd. (Marine)	350	5,369
Gencor Industries, Inc.* (Machinery)	214	2,566
General Finance Corp.* (Trading Companies & Distributors)	211	4,005
Generation Bio Co.* (Biotechnology)	824	30,043
Genesco, Inc.* (Specialty Retail)	296	14,800
Genie Energy, Ltd. - Class B (Electric Utilities)	269	1,506
Genprex, Inc.* (Biotechnology)	595	2,261
Gentherm, Inc.* (Auto Components)	670	47,704
Genworth Financial, Inc.* (Insurance)	10,317	44,569
German American Bancorp, Inc. (Banks)	504	21,838
Geron Corp.* (Biotechnology)	5,875	8,519
Getty Realty Corp. (Equity Real Estate Investment Trusts)	714	22,548
Gibraltar Industries, Inc.* (Building Products)	667	61,271
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	900	29,241
Glacier Bancorp, Inc. (Banks)	1,959	115,482
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	688	14,476
Gladstone Land Corp. (Equity Real Estate Investment Trusts)	438	9,194
Glatfelter Corp. (Paper & Forest Products)	896	13,189
Glaukos Corp.* (Health Care Equipment & Supplies)	873	82,202
Global Medical REIT, Inc. (Equity Real Estate Investment Trusts)	899	12,910
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	1,844	35,405
Global Water Resources, Inc. (Water Utilities)	262	4,467
GlycoMimetics, Inc.* (Biotechnology)	758	1,819
GMS, Inc.* (Trading Companies & Distributors)	852	37,241
Gogo, Inc.* (Wireless Telecommunication Services)	1,128	11,754
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	2,093	24,028
Gold Resource Corp. (Metals & Mining)	1,371	3,688
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	343	11,823
Goodrich Petroleum Corp.* (Oil, Gas & Consumable Fuels)	189	1,899
Goosehead Insurance, Inc. (Insurance)	270	29,684
GoPro, Inc.* - Class A (Household Durables)	2,503	28,109
Gorman-Rupp Co. (Machinery)	360	12,427
Gossamer Bio, Inc.* (Biotechnology)	1,159	10,014
GP Strategies Corp.* (Professional Services)	267	4,205
Graham Corp. (Machinery)	197	2,701
Granite Construction, Inc. (Construction & Engineering)	958	36,500
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,117	14,789
Gray Television, Inc. (Media)	1,776	36,088
Graybug Vision, Inc.* (Pharmaceuticals)	134	635
Great Ajax Corp. (Mortgage Real Estate Investment Trusts)	423	5,165
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	1,300	20,410
Great Southern Bancorp, Inc. (Banks)	221	12,467
Great Western Bancorp, Inc. (Banks)	1,131	37,380
Green Brick Partners, Inc.* (Household Durables)	627	16,183
Green Dot Corp.* - Class A (Consumer Finance)	1,053	48,185
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	701	20,890
Greene County Bancorp, Inc. (Thrifts & Mortgage Finance)	62	1,575
Greenhill & Co., Inc. (Capital Markets)	293	4,448
Greenlane Holdings, Inc.* - Class A (Distributors)	210	924
Greenlight Capital Re, Ltd.* - Class A (Insurance)	554	5,113
GreenSky, Inc.* - Class A (IT Services)	1,292	7,868
Greif, Inc. - Class A (Containers & Packaging)	525	31,769
Greif, Inc. - Class B (Containers & Packaging)	122	7,297
Grid Dynamics Holdings, Inc.* (IT Services)	557	8,026
Griffon Corp. (Building Products)	941	25,520
Gritstone Oncology, Inc.* (Biotechnology)	616	5,575
Group 1 Automotive, Inc. (Specialty Retail)	356	58,441
Groupon, Inc.* (Internet & Direct Marketing Retail)	476	24,100
GrowGeneration Corp.* (Specialty Retail)	834	36,362
GSI Technology, Inc.* (Semiconductors & Semiconductor Equipment)	336	1,982

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
GTT Communications, Inc.* (IT Services)	651	$1,048
GTY Technology Holdings, Inc.* (Software)	940	4,794
Guaranty Bancshares, Inc. (Banks)	157	6,107
Guess?, Inc. (Specialty Retail)	813	21,984
GWG Holdings, Inc.* (Diversified Financial Services)	65	462
H&E Equipment Services, Inc. (Trading Companies & Distributors)	655	25,480
H.B. Fuller Co. (Chemicals)	1,064	71,096
Halozyme Therapeutics, Inc.* (Biotechnology)	2,719	135,814
Hamilton Beach Brands Holding Co. - Class A (Household Durables)	140	2,730
Hamilton Lane, Inc. (Capital Markets)	656	59,336
Hancock Whitney Corp. (Banks)	1,764	81,566
Hanger, Inc.* (Health Care Providers & Services)	757	18,872
Hanmi Financial Corp. (Banks)	625	12,688
Hannon Armstrong Sustainable Infrastructure Capital, Inc. - Class I (Mortgage Real Estate Investment Trusts)	1,502	78,705
HarborOne Bancorp, Inc. (Banks)	1,060	15,169
Harmonic, Inc.* (Communications Equipment)	1,964	15,358
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	127	3,721
Harpoon Therapeutics, Inc.* (Biotechnology)	277	6,271
Harrow Health, Inc.* (Pharmaceuticals)	458	3,513
Harsco Corp.* (Machinery)	1,599	28,670
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	783	5,426
Haverty Furniture Cos., Inc. (Specialty Retail)	335	15,567
Hawaiian Holdings, Inc.* (Airlines)	981	24,633
Hawkins, Inc. (Chemicals)	396	13,207
Hawthorn Bancshares, Inc. (Banks)	120	2,585
Haynes International, Inc. (Metals & Mining)	255	7,456
HBT Financial, Inc. (Banks)	200	3,640
HC2 Holdings, Inc.* (Construction & Engineering)	1,012	4,250
HCI Group, Inc. (Insurance)	128	9,398
Health Catalyst, Inc.* (Health Care Technology)	688	39,835
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,862	92,041
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,527	45,734
HealthEquity, Inc.* (Health Care Providers & Services)	1,641	124,668
HealthStream, Inc.* (Health Care Technology)	527	12,732
Heartland Express, Inc. (Road & Rail)	996	18,516
Heartland Financial USA, Inc. (Banks)	710	35,692
Hecla Mining Co. (Metals & Mining)	10,673	63,077
Heidrick & Struggles International, Inc. (Professional Services)	392	16,582
Helen of Troy, Ltd.* (Household Durables)	500	105,605
Helios Technologies, Inc. (Machinery)	635	45,898
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	2,918	12,518
Hemisphere Media Group, Inc.* (Media)	335	4,094
Herc Holdings, Inc.* (Trading Companies & Distributors)	498	52,589
Heritage Commerce Corp. (Banks)	1,189	14,351
Heritage Financial Corp. (Banks)	737	20,710
Heritage Insurance Holdings, Inc. (Insurance)	513	4,673
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	320	9,190
Herman Miller, Inc. (Commercial Services & Supplies)	1,206	50,049
Heron Therapeutics, Inc.* (Biotechnology)	1,792	31,324
Hersha Hospitality Trust* (Equity Real Estate Investment Trusts)	696	8,046
Heska Corp.* (Health Care Equipment & Supplies)	142	25,936
HF Foods Group, Inc.* (Food & Staples Retailing)	727	4,529
Hibbett Sports, Inc.* (Specialty Retail)	337	26,775
Hillenbrand, Inc. (Machinery)	1,515	74,371
Hilltop Holdings, Inc. (Banks)	1,343	47,274
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	1,742	77,624
Hingham Institution For Savings The (Thrifts & Mortgage Finance)	29	8,820
HNI Corp. (Commercial Services & Supplies)	872	36,920
Home Bancorp, Inc. (Thrifts & Mortgage Finance)	153	5,805
Home BancShares, Inc. (Banks)	3,128	87,051
Home Point Capital, Inc.* (Thrifts & Mortgage Finance)	150	1,463
HomeStreet, Inc. (Thrifts & Mortgage Finance)	436	17,806
HomeTrust Bancshares, Inc. (Banks)	313	8,576
Homology Medicines, Inc.* (Biotechnology)	697	4,719
Hooker Furniture Corp. (Household Durables)	238	8,927
Hookipa Pharma, Inc.* (Biotechnology)	294	3,981
Hope Bancorp, Inc. (Banks)	2,401	36,039
Horace Mann Educators Corp. (Insurance)	848	34,005
Horizon Bancorp, Inc. (Banks)	874	16,029
Hostess Brands, Inc.* (Food Products)	2,563	39,188
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	2,158	19,595
Houlihan Lokey, Inc. (Capital Markets)	1,059	70,181
Howard Bancorp, Inc.* (Banks)	269	4,530
Hub Group, Inc.* - Class A (Air Freight & Logistics)	671	44,098
Hurco Cos., Inc. (Machinery)	127	4,362
Huron Consulting Group, Inc.* (Professional Services)	463	26,048
Hydrofarm Holdings Group, Inc.* (Machinery)	197	12,943
Hyster-Yale Materials Handling, Inc. (Machinery)	203	16,413
I3 Verticals, Inc.* - Class A (IT Services)	379	12,590

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
IBEX, Ltd.* (Commercial Services & Supplies)	122	$2,818
iBio, Inc.* (Biotechnology)	4,377	5,996
iCAD, Inc.* (Health Care Technology)	411	7,414
ICF International, Inc. (Professional Services)	372	33,874
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	553	30,841
Ideaya Biosciences, Inc.* (Biotechnology)	361	7,419
IDT Corp.* - Class B (Diversified Telecommunication Services)	405	9,724
IES Holdings, Inc.* (Construction & Engineering)	164	8,658
IGM Biosciences, Inc.* (Biotechnology)	153	10,820
iHeartMedia, Inc.* - Class A (Media)	1,250	23,925
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	2,099	140,926
IMARA, Inc.* (Pharmaceuticals)	157	1,162
IMAX Corp.* (Entertainment)	1,012	20,867
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	350	3,000
Immunic, Inc.* (Biotechnology)	114	1,751
ImmunityBio, Inc.* (Biotechnology)	645	11,449
ImmunoGen, Inc.* (Biotechnology)	3,922	31,611
Immunome, Inc.* (Biotechnology)	43	1,142
Immunovant, Inc.* (Biotechnology)	767	12,027
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	351	16,658
Inari Medical, Inc.* (Health Care Equipment & Supplies)	339	38,744
Independence Holding Co. (Insurance)	94	4,136
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,083	35,078
Independent Bank Corp. (Banks)	432	10,178
Independent Bank Corp. (Banks)	672	55,037
Independent Bank Group, Inc. (Banks)	757	57,161
Indus Realty Trust, Inc. (Real Estate Management & Development)	68	4,250
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	1,329	32,959
Infinera Corp.* (Communications Equipment)	3,355	30,933
Information Services Group, Inc.* (IT Services)	735	3,344
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	299	6,763
Ingevity Corp.* (Chemicals)	849	66,290
Ingles Markets, Inc. (Food & Staples Retailing)	292	17,897
Inhibrx, Inc.* (Biotechnology)	166	3,541
Innospec, Inc. (Chemicals)	500	48,705
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	479	87,719
Innoviva, Inc.* (Pharmaceuticals)	1,297	14,851
Inogen, Inc.* (Health Care Equipment & Supplies)	377	24,652
Inovalon Holdings, Inc.* (Health Care Technology)	1,527	46,131
Inovio Pharmaceuticals, Inc.* (Biotechnology)	3,787	25,789
Inozyme Pharma, Inc.* (Biotechnology)	246	4,546
Inseego Corp.* (Communications Equipment)	1,432	12,716
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	709	71,162
Insmed, Inc.* (Biotechnology)	2,070	69,821
Insperity, Inc. (Professional Services)	734	64,254
Inspire Medical Systems, Inc.* (Health Care Technology)	535	126,699
Installed Building Products, Inc. (Household Durables)	467	62,882
Insteel Industries, Inc. (Building Products)	379	14,451
Integer Holdings Corp.* (Health Care Equipment & Supplies)	669	62,806
Intellia Therapeutics, Inc.* (Biotechnology)	1,122	86,136
Intellicheck, Inc.* (Electronic Equipment, Instruments & Components)	366	3,649
Intelligent Systems Corp.* (Software)	153	5,863
Inter Parfums, Inc. (Personal Products)	363	26,717
Intercept Pharmaceuticals, Inc.* (Biotechnology)	530	10,483
InterDigital, Inc. (Communications Equipment)	630	43,735
Interface, Inc. (Commercial Services & Supplies)	1,193	15,318
International Bancshares Corp. (Banks)	1,091	51,702
International Game Technology PLC* (Hotels, Restaurants & Leisure)	2,034	35,025
International Money Express, Inc.* (IT Services)	585	9,231
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	491	8,681
Intersect ENT, Inc.* (Pharmaceuticals)	664	14,482
Intevac, Inc.* (Technology Hardware, Storage & Peripherals)	481	3,083
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	1,357	46,722
Intrepid Potash, Inc.* (Chemicals)	197	6,336
IntriCon Corp.* (Health Care Equipment & Supplies)	173	4,001
Invacare Corp.* (Health Care Equipment & Supplies)	691	6,240
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	4,755	18,545
Investar Holding Corp. (Banks)	202	4,466
Investors Bancorp, Inc. (Banks)	4,717	69,057
Investors Title Co. (Insurance)	27	4,764
Invitae Corp.* (Biotechnology)	2,480	86,552
iRadimed Corp.* (Health Care Equipment & Supplies)	120	3,323
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	591	46,015
Iridium Communications, Inc.* (Diversified Telecommunication Services)	2,442	92,772
iRobot Corp.* (Household Durables)	564	61,363
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	3,263	36,024
iStar, Inc. (Equity Real Estate Investment Trusts)	1,468	27,173

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
iTeos Therapeutics, Inc.* (Biotechnology)	404	$9,498
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	845	5,704
Itron, Inc.* (Electronic Equipment, Instruments & Components)	900	80,946
IVERIC bio, Inc.* (Biotechnology)	1,643	11,501
J & J Snack Foods Corp. (Food Products)	306	50,371
j2 Global, Inc.* (Software)	887	107,327
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	469	56,585
James River Group Holdings, Ltd. (Insurance)	611	28,784
JELD-WEN Holding, Inc.* (Building Products)	1,389	40,517
John B Sanfilippo & Son, Inc. (Food Products)	178	15,646
John Bean Technologies Corp. (Machinery)	640	93,043
Johnson Outdoors, Inc. - Class A (Leisure Products)	107	15,174
Jounce Therapeutics, Inc.* (Biotechnology)	353	3,329
Kadant, Inc. (Machinery)	234	41,659
Kadmon Holdings, Inc.* (Biotechnology)	3,532	14,340
Kaiser Aluminum Corp. (Metals & Mining)	321	38,671
Kala Pharmaceuticals, Inc.* (Pharmaceuticals)	809	6,254
Kaleido Biosciences, Inc.* (Pharmaceuticals)	279	2,201
KalVista Pharmaceuticals, Inc.* (Biotechnology)	390	9,738
Kaman Corp. - Class A (Trading Companies & Distributors)	564	30,089
KAR Auction Services, Inc.* (Commercial Services & Supplies)	2,642	39,604
Karuna Therapeutics, Inc.* (Biotechnology)	323	35,856
Karyopharm Therapeutics, Inc.* (Biotechnology)	1,450	13,543
KB Home (Household Durables)	1,823	87,923
KBR, Inc. (IT Services)	2,913	115,239
Kearny Financial Corp. (Thrifts & Mortgage Finance)	1,537	19,643
Kelly Services, Inc.* - Class A (Professional Services)	688	17,234
Kennametal, Inc. (Machinery)	1,699	68,232
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	2,470	50,759
Keros Therapeutics, Inc.* (Biotechnology)	271	15,935
Kezar Life Sciences, Inc.* (Biotechnology)	640	3,731
Kforce, Inc. (Professional Services)	404	22,640
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	492	11,321
Kimball International, Inc. - Class B (Commercial Services & Supplies)	737	10,745
Kindred Biosciences, Inc.* (Biotechnology)	762	3,810
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	547	9,004
Kinnate Biopharma, Inc.* (Biotechnology)	276	7,402
Kinsale Capital Group, Inc. (Insurance)	433	75,346
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	1,699	35,356
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	584	12,322
Knoll, Inc. (Commercial Services & Supplies)	1,024	24,474
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,811	37,850
Kodiak Sciences, Inc.* (Biotechnology)	673	81,325
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	1,054	66,223
Koppers Holdings, Inc.* (Chemicals)	421	13,994
Korn Ferry (Professional Services)	1,099	74,611
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	8,244	23,578
Kraton Corp.* (Chemicals)	638	22,815
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	2,483	66,395
Kronos Bio, Inc.* (Chemicals)	304	8,229
Kronos Worldwide, Inc. (Chemicals)	458	7,786
Krystal Biotech, Inc.* (Biotechnology)	308	24,468
Kura Oncology, Inc.* (Biotechnology)	1,280	34,470
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	69	2,485
KVH Industries, Inc.* (Communications Equipment)	338	4,526
Kymera Therapeutics, Inc.* (Biotechnology)	206	9,383
L B Foster Co.* - Class A (Machinery)	206	3,325
La Jolla Pharmaceutical Co.* (Biotechnology)	369	1,638
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	2,162	25,706
Laird Superfood, Inc.* (Food Products)	64	2,337
Lakeland Bancorp, Inc. (Banks)	997	18,076
Lakeland Financial Corp. (Banks)	496	32,354
Lakeland Industries, Inc.* (Textiles, Apparel & Luxury Goods)	157	4,429
Lancaster Colony Corp. (Food Products)	388	71,667
Landec Corp.* (Food Products)	530	6,000
Landmark Bancorp, Inc. (Banks)	81	1,948
Landos Biopharma, Inc.* (Pharmaceuticals)	129	1,422
Lands' End, Inc.* (Internet & Direct Marketing Retail)	238	5,484
Lannett Co., Inc.* (Pharmaceuticals)	671	2,932
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	1,357	32,161
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,781	139,912
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	2,199	30,236
Lawson Products, Inc.* (Trading Companies & Distributors)	90	4,719
La-Z-Boy, Inc. (Household Durables)	911	40,503
LCI Industries (Auto Components)	504	73,836
LCNB Corp. (Banks)	249	4,512
Legacy Housing Corp.* (Household Durables)	166	2,965
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	340	17,840
LendingClub Corp.* (Consumer Finance)	1,443	22,208

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
LENSAR, Inc.* (Health Care Equipment & Supplies)	152	$1,050
Level One Bancorp, Inc. (Banks)	103	2,784
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	1,017	4,943
Lexington Realty Trust (Equity Real Estate Investment Trusts)	5,594	68,471
LGI Homes, Inc.* (Household Durables)	456	75,596
LHC Group, Inc.* (Health Care Providers & Services)	621	129,337
Liberty Latin America, Ltd.* - Class A (Media)	944	13,107
Liberty Latin America, Ltd.* - Class C (Media)	3,173	44,263
Liberty Media Corp-Liberty Braves* - Class A (Entertainment)	205	5,738
Liberty Media Corp-Liberty Braves* - Class C (Entertainment)	743	20,574
Liberty Oilfield Services, Inc.* (Energy Equipment & Services)	1,694	19,820
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	1,486	7,519
Lifetime Brands, Inc. (Household Durables)	247	3,582
Lifevantage Corp.* (Personal Products)	277	2,252
Ligand Pharmaceuticals, Inc.* (Biotechnology)	295	43,038
Limelight Networks, Inc.* (IT Services)	2,462	7,706
Limestone Bancorp, Inc.* (Banks)	107	1,693
Limoneira Co. (Food Products)	310	5,599
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	527	8,638
Lindsay Corp. (Machinery)	222	36,803
Liquidia Technologies, Inc.* (Pharmaceuticals)	554	1,573
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	539	9,664
Lithia Motors, Inc. - Class A (Specialty Retail)	532	204,491
LivaNova PLC* (Health Care Equipment & Supplies)	999	84,785
Live Oak Bancshares, Inc. (Banks)	579	37,033
Livent Corp.* (Chemicals)	3,000	54,060
LivePerson, Inc.* (Software)	1,275	69,679
LiveRamp Holdings, Inc.* (IT Services)	1,332	65,241
LiveXLive Media, Inc.* (Entertainment)	1,019	4,372
LogicBio Therapeutics, Inc.* (Biotechnology)	335	1,849
Loral Space & Communications, Inc. (Media)	263	10,554
Louisiana-Pacific Corp. (Paper & Forest Products)	2,247	148,033
LSI Industries, Inc. (Electrical Equipment)	524	4,307
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	795	33,811
Lucira Health, Inc.* (Health Care Equipment & Supplies)	214	1,340
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	584	13,998
Luminex Corp. (Life Sciences Tools & Services)	879	32,251
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	598	6,781
Luther Burbank Corp. (Thrifts & Mortgage Finance)	375	4,178
Luxfer Holdings PLC (Machinery)	562	12,426
Lydall, Inc.* (Machinery)	350	12,898
Lyra Therapeutics, Inc.* (Pharmaceuticals)	139	1,400
M.D.C Holdings, Inc. (Household Durables)	1,155	67,752
M/I Homes, Inc.* (Household Durables)	570	39,740
Macatawa Bank Corp. (Banks)	536	5,130
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,776	29,055
Mackinac Financial Corp. (Banks)	183	3,971
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	985	55,761
MacroGenics, Inc.* (Biotechnology)	1,121	36,276
Macy's, Inc.* (Multiline Retail)	6,390	105,947
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	179	24,362
Magellan Health, Inc.* (Health Care Providers & Services)	496	46,723
Magenta Therapeutics, Inc.* (Biotechnology)	423	4,928
Magnite, Inc.* (Internet & Direct Marketing Retail)	2,260	90,513
Magnolia Oil & Gas Corp.* (Oil, Gas & Consumable Fuels)	2,535	28,544
MainStreet Bancshares, Inc.* (Banks)	128	2,714
Malibu Boats, Inc.* (Leisure Products)	425	35,428
MannKind Corp.* (Biotechnology)	4,632	21,168
ManTech International Corp. - Class A (IT Services)	555	47,369
Marcus & Millichap, Inc.* (Real Estate Management & Development)	476	16,812
Marine Products Corp. (Leisure Products)	147	2,552
MarineMax, Inc.* (Specialty Retail)	435	24,708
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	596	8,767
Marker Therapeutics, Inc.* (Biotechnology)	623	1,595
Marlin Business Services Corp. (Diversified Financial Services)	171	3,856
Marriott Vacations Worldwide Corp.* (Hotels, Restaurants & Leisure)	828	147,078
Marrone Bio Innovations, Inc.* (Chemicals)	1,418	2,396
Marten Transport, Ltd. (Road & Rail)	1,211	20,248
Masonite International Corp.* (Building Products)	498	62,892
MasTec, Inc.* (Construction & Engineering)	1,159	120,953
Mastech Digital, Inc.* (Professional Services)	81	1,279
MasterCraft Boat Holdings, Inc.* (Leisure Products)	379	10,748
Matador Resources Co. (Oil, Gas & Consumable Fuels)	2,256	59,355
Materion Corp. (Metals & Mining)	415	29,386
Matrix Service Co.* (Energy Equipment & Services)	537	7,094
Matson, Inc. (Marine)	875	57,163

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Matthews International Corp. - Class A (Commercial Services & Supplies)	632	$26,152
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	137	1,545
MAX Holdings, Inc. (Real Estate Management & Development)	373	13,700
Maxar Technologies, Inc. (Aerospace & Defense)	1,250	48,513
Maxeon Solar Technologies, Ltd.* (Semiconductors & Semiconductor Equipment)	217	3,906
MAXIMUS, Inc. (IT Services)	1,250	114,551
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	1,402	50,458
Mayville Engineering Co., Inc.* (Metals & Mining)	150	2,342
MBIA, Inc.* (Insurance)	1,015	10,170
McGrath RentCorp (Commercial Services & Supplies)	493	40,416
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	220	9,735
MediciNova, Inc.* (Biotechnology)	878	3,854
Medifast, Inc. (Personal Products)	231	52,457
MEDNAX, Inc.* (Health Care Providers & Services)	1,525	40,138
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	565	95,869
MEI Pharma, Inc.* (Biotechnology)	2,243	8,187
MeiraGTx Holdings PLC* (Biotechnology)	488	7,310
Mercantile Bank Corp. (Banks)	323	10,426
Merchants Bancorp (Thrifts & Mortgage Finance)	178	7,261
Meredith Corp.* (Media)	811	25,222
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	957	21,159
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	866	16,956
Meridian Corp. (Banks)	110	2,904
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,108	70,469
Meritage Homes Corp.* (Household Durables)	760	80,856
Meritor, Inc.* (Machinery)	1,419	38,356
Mersana Therapeutics, Inc.* (Biotechnology)	1,089	17,348
Mesa Air Group, Inc.* (Airlines)	699	7,871
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	97	24,119
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	635	31,280
Metacrine, Inc.* (Biotechnology)	135	524
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	751	33,742
Metrocity Bankshares, Inc. (Banks)	354	5,668
Metropolitan Bank Holding Corp.* (Banks)	143	8,988
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	9,281	40,836
MGE Energy, Inc. (Electric Utilities)	745	55,733
MGP Ingredients, Inc. (Beverages)	264	15,866
MicroStrategy, Inc.* - Class A (Software)	150	98,574
Mid Penn Bancorp, Inc. (Banks)	142	3,833
Middlefield Banc Corp. (Banks)	122	2,730
Middlesex Water Co. (Water Utilities)	349	28,625
Midland States Bancorp, Inc. (Banks)	432	12,174
Midwest Holding, Inc.* (Insurance)	20	960
MidwestOne Financial Group, Inc. (Banks)	300	9,468
Milestone Scientific, Inc.* (Health Care Equipment & Supplies)	941	2,371
Miller Industries, Inc. (Machinery)	227	9,766
Mimecast, Ltd.* (Software)	1,189	51,626
Minerals Technologies, Inc. (Chemicals)	697	54,464
Minerva Neurosciences, Inc.* (Biotechnology)	725	1,726
Mirati Therapeutics, Inc.* (Biotechnology)	875	145,442
Mirum Pharmaceuticals, Inc.* (Biotechnology)	122	2,384
Misonix, Inc.* (Health Care Equipment & Supplies)	246	4,568
Mission Produce, Inc.* (Food Products)	151	3,050
Mistras Group, Inc.* (Professional Services)	371	4,129
Mitek System, Inc.* (Software)	849	13,762
MMA Capital Holdings, Inc.* (Thrifts & Mortgage Finance)	98	1,674
Model N, Inc.* (Software)	713	28,363
Modine Manufacturing Co.* (Auto Components)	1,025	16,687
ModivCare, Inc.* (Health Care Providers & Services)	247	34,600
Moelis & Co. (Capital Markets)	1,080	58,622
Molecular Templates, Inc.* (Biotechnology)	541	5,064
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	258	19,456
MoneyGram International, Inc.* (IT Services)	1,268	8,749
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	1,942	35,888
Monro, Inc. (Specialty Retail)	674	47,578
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	439	23,798
Moog, Inc. - Class A (Aerospace & Defense)	595	51,497
Morphic Holding, Inc.* (Biotechnology)	285	15,789
Motorcar Parts of America, Inc.* (Auto Components)	384	8,294
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	321	10,070
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	1,546	53,306
MRC Global, Inc.* (Trading Companies & Distributors)	1,607	15,138
MSG Networks, Inc.* - Class A (Media)	618	9,808
Mueller Industries, Inc. (Machinery)	1,146	51,421
Mueller Water Products, Inc. - Class A (Machinery)	3,206	46,038
Murphy USA, Inc. (Specialty Retail)	527	73,464
Mustang Bio, Inc.* (Biotechnology)	1,030	3,327
MVB Financial Corp. (Banks)	190	7,653
Myers Industries, Inc. (Containers & Packaging)	733	16,536

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
MYR Group, Inc.* (Construction & Engineering)	333	$25,941
Myriad Genetics, Inc.* (Biotechnology)	1,456	44,000
Nabors Industries, Ltd.* (Energy Equipment & Services)	144	11,642
NACCO Industries, Inc. - Class A (Oil, Gas & Consumable Fuels)	77	1,781
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	903	71,942
Nanthealth, Inc.* (Health Care Technology)	551	1,400
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	291	9,693
Natera, Inc.* (Biotechnology)	1,547	170,200
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	58	3,679
National Bank Holdings Corp. (Banks)	602	24,020
National Bankshares, Inc. (Banks)	131	4,702
National Beverage Corp. (Beverages)	483	23,469
National CineMedia, Inc. (Media)	1,273	5,436
National Energy Services Reunited Corp.* (Energy Equipment & Services)	422	5,355
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	891	65,408
National Healthcare Corp. (Health Care Providers & Services)	257	18,070
National Presto Industries, Inc. (Aerospace & Defense)	104	10,700
National Research Corp. (Health Care Providers & Services)	279	14,313
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	1,281	58,209
National Vision Holdings, Inc.* (Specialty Retail)	1,646	82,975
National Western Life Group, Inc. - Class A (Insurance)	53	12,153
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	187	2,940
Nature's Sunshine Products, Inc. (Personal Products)	181	3,767
Natus Medical, Inc.* (Health Care Equipment & Supplies)	688	17,578
Nautilus, Inc.* (Leisure Products)	615	10,307
Navient Corp. (Consumer Finance)	3,762	63,314
Navistar International Corp.* (Machinery)	1,021	45,179
NBT Bancorp, Inc. (Banks)	870	32,964
Neenah, Inc. (Paper & Forest Products)	343	18,237
Nelnet, Inc. - Class A (Consumer Finance)	352	26,129
Nemaura Medical, Inc.* (Health Care Equipment & Supplies)	151	725
NEOGAMES SA* (Hotels, Restaurants & Leisure)	114	5,596
Neogen Corp.* (Health Care Equipment & Supplies)	1,079	103,595
NeoGenomics, Inc.* (Life Sciences Tools & Services)	2,222	108,856
Neoleukin Therapeutics, Inc.* (Biotechnology)	659	8,231
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	1,016	9,510
NETGEAR, Inc.* (Communications Equipment)	613	22,810
NetScout Systems, Inc.* (Communications Equipment)	1,444	37,826
NETSTREIT Corp. (Equity Real Estate Investment Trusts)	454	9,457
Neubase Therapeutics, Inc.* (Biotechnology)	340	2,050
NeuroBo Pharmaceuticals, Inc.* (Biotechnology)	138	495
Nevro Corp.* (Health Care Equipment & Supplies)	695	120,103
New Jersey Resources Corp. (Gas Utilities)	1,949	81,761
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	1,676	11,095
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	7,748	35,563
NewAge, Inc.* (Beverages)	1,936	4,240
Newmark Group, Inc. (Real Estate Management & Development)	2,963	31,852
Newpark Resources, Inc.* (Energy Equipment & Services)	1,836	5,214
NexImmune, Inc.* (Biotechnology)	131	2,530
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	449	22,522
NextCure, Inc.* (Biotechnology)	337	2,955
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	430	950
NextGen Healthcare, Inc.* (Health Care Technology)	1,141	20,892
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	3,309	11,879
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	526	14,465
NI Holdings, Inc.* (Insurance)	185	3,543
Nicolet Bankshares, Inc.* (Banks)	185	14,756
Nkarta, Inc.* (Biotechnology)	416	13,250
NL Industries, Inc. (Commercial Services & Supplies)	171	1,214
nLight, Inc.* (Electronic Equipment, Instruments & Components)	722	21,183
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	1,682	43,463
NN, Inc.* (Machinery)	858	6,263
Noodles & Co.* (Hotels, Restaurants & Leisure)	642	7,759
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	3,014	9,976
Northeast Bank (Banks)	157	4,423
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	959	15,517
Northrim Bancorp, Inc. (Banks)	125	5,331
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	2,397	33,654
Northwest Natural Holding Co. (Gas Utilities)	623	33,592
Northwest Pipe Co.* (Construction & Engineering)	195	6,488
NorthWestern Corp. (Multi-Utilities)	1,038	70,615
Norwood Financial Corp. (Banks)	119	3,033

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Novagold Resources, Inc.* (Metals & Mining)	4,860	$43,691
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	700	92,197
Novavax, Inc.* (Biotechnology)	1,260	298,531
NOW, Inc.* (Trading Companies & Distributors)	2,240	21,997
Nurix Therapeutics, Inc.* (Biotechnology)	490	17,062
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,051	75,094
NV5 Global, Inc.* (Construction & Engineering)	223	20,099
NVE Corp. (Semiconductors & Semiconductor Equipment)	98	7,500
Nymox Pharmaceutical Corp.* (Biotechnology)	865	1,721
Oak Valley Bancorp (Banks)	140	2,484
Oceaneering International, Inc.* (Energy Equipment & Services)	2,030	21,823
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	1,213	27,729
Oconee Federal Financial Corp. (Thrifts & Mortgage Finance)	21	493
Ocular Therapeutix, Inc.* (Pharmaceuticals)	1,490	27,386
Odonate Therapeutics, Inc.* (Pharmaceuticals)	321	1,075
Office Properties Income Trust (Equity Real Estate Investment Trusts)	978	27,140
OFG Bancorp (Banks)	1,035	24,519
Ohio Valley Banc Corp. (Banks)	88	1,969
O-I Glass, Inc.* (Containers & Packaging)	3,205	52,851
Oil States International, Inc.* (Energy Equipment & Services)	1,231	6,906
Oil-Dri Corp. of America (Household Products)	106	3,703
Old National Bancorp (Banks)	3,354	63,391
Old Second Bancorp, Inc. (Banks)	581	7,675
Olema Pharmaceuticals, Inc.* (Biotechnology)	248	6,956
Olympic Steel, Inc. (Metals & Mining)	187	5,432
Omega Flex, Inc. (Machinery)	59	9,381
Omeros Corp.* (Pharmaceuticals)	1,208	21,333
Omnicell, Inc.* (Health Care Technology)	869	126,022
ON24, Inc.* (Software)	177	7,788
Oncocyte Corp.* (Biotechnology)	1,457	7,489
Oncorus, Inc.* (Biotechnology)	153	2,456
ONE Gas, Inc. (Gas Utilities)	1,072	86,264
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	328	8,157
OneSpan, Inc.* (Software)	683	18,311
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	924	9,845
Onewater Marine, Inc.* (Specialty Retail)	208	10,656
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	970	66,464
Ontrak, Inc.* (Health Care Providers & Services)	163	5,320
Ooma, Inc.* (Diversified Telecommunication Services)	437	7,224
OP Bancorp (Thrifts & Mortgage Finance)	247	2,687
OPKO Health, Inc.* (Biotechnology)	8,133	33,345
Oportun Financial Corp.* (Consumer Finance)	404	8,771
Oppenheimer Holdings, Inc. - Class A (Capital Markets)	190	9,722
OptimizeRx Corp.* (Health Care Technology)	334	16,854
Optinose, Inc.* (Pharmaceuticals)	715	2,553
Option Care Health, Inc.* (Health Care Providers & Services)	1,751	33,409
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,454	13,304
ORBCOMM, Inc.* (Diversified Telecommunication Services)	1,514	17,350
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,749	9,620
Organogenesis Holdings, Inc.* (Biotechnology)	500	11,180
Orgenesis, Inc.* (Biotechnology)	385	1,806
ORIC Pharmaceuticals, Inc.* (Biotechnology)	463	11,172
Origin Bancorp, Inc. (Banks)	450	19,679
Orion Energy Systems, Inc.* (Electrical Equipment)	553	3,329
Orion Engineered Carbons SA* (Chemicals)	1,233	24,487
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	895	64,798
Orrstown Financial Services, Inc. (Banks)	222	5,264
Ortho Clinical Diagnostics Holdings PLC* (Health Care Equipment & Supplies)	1,804	35,521
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	382	16,942
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	268	15,678
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	346	33,413
Osmotica Pharmaceuticals PLC* (Pharmaceuticals)	260	749
Otter Tail Corp. (Electric Utilities)	829	39,154
Outset Medical, Inc.* (Health Care Equipment & Supplies)	204	12,224
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	1,350	2,984
Overstock.com, Inc.* (Internet & Direct Marketing Retail)	874	71,231
Ovid Therapeutics, Inc.* (Biotechnology)	973	3,571
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	5,354	128,120
Owens & Minor, Inc. (Health Care Providers & Services)	1,485	53,594
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	335	30,562
Oyster Point Pharma, Inc.* (Biotechnology)	124	2,561
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	3,729	111,310
Pacific Premier Bancorp, Inc. (Banks)	1,635	71,989
Pacira BioSciences, Inc.* (Pharmaceuticals)	872	55,092

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Pactiv Evergreen, Inc. (Containers & Packaging)	809	$11,908
PAE, Inc.* (Aerospace & Defense)	1,208	10,836
Palomar Holdings, Inc.* (Insurance)	414	29,129
PAM Transportation Services, Inc.* (Road & Rail)	37	2,143
Pangaea Logistics Solutions, Ltd. (Marine)	216	834
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	669	64,706
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	818	12,425
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	390	32,035
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	892	6,824
Park Aerospace Corp. (Aerospace & Defense)	402	5,423
Park City Group, Inc.* (Software)	252	1,333
Park National Corp. (Banks)	293	36,651
Parke BanCorp, Inc. (Banks)	216	4,562
Park-Ohio Holdings Corp. (Machinery)	178	6,463
Parsons Corp.* (Aerospace & Defense)	461	20,436
Partners Bancorp (Banks)	200	1,520
Passage Bio, Inc.* (Biotechnology)	588	11,031
Patrick Industries, Inc. (Building Products)	457	40,947
Patterson Cos., Inc. (Health Care Providers & Services)	1,735	55,763
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	3,745	25,316
PAVmed, Inc.* (Health Care Equipment & Supplies)	1,277	5,836
Paysign, Inc.* (IT Services)	641	2,449
PBF Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	1,976	28,020
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	226	10,249
PCB BanCorp (Banks)	255	4,029
PCSB Financial Corp. (Thrifts & Mortgage Finance)	287	5,020
PCTEL, Inc. (Communications Equipment)	365	2,438
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,041	74,517
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	592	10,496
PDL Community Bancorp* (Thrifts & Mortgage Finance)	151	1,673
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	1,283	4,747
Peapack Gladstone Financial Corp. (Banks)	374	11,968
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	2,662	63,569
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	3,186	283,935
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	312	4,253
Penns Woods Bancorp, Inc. (Banks)	140	3,360
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	850	51,179
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	2,006	40,220
Peoples Bancorp of North Carolina, Inc. (Banks)	91	2,127
Peoples Bancorp, Inc. (Banks)	372	12,436
Peoples Financial Services Corp. (Banks)	141	6,014
Perdoceo Education Corp.* (Diversified Consumer Services)	1,416	16,511
Perficient, Inc.* (IT Services)	666	43,696
Performance Food Group Co.* (Food & Staples Retailing)	2,679	157,256
Personalis, Inc.* (Life Sciences Tools & Services)	539	13,281
Perspecta, Inc. (IT Services)	2,847	83,333
Petiq, Inc.* (Health Care Providers & Services)	437	18,616
PetMed Express, Inc. (Internet & Direct Marketing Retail)	400	11,770
PFSweb, Inc.* (IT Services)	325	2,373
PGT Innovations, Inc.* (Building Products)	1,166	30,701
PhaseBio Pharmaceuticals, Inc.* (Biotechnology)	312	945
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	237	9,129
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	417	10,225
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,269	16,116
Phreesia, Inc.* (Health Care Technology)	688	35,604
Physicians Realty Trust (Equity Real Estate Investment Trusts)	4,269	79,958
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	2,538	47,258
Pieris Pharmaceuticals, Inc.* (Biotechnology)	1,085	2,344
Ping Identity Holding Corp.* (Software)	759	18,429
Pioneer Bancorp, Inc.* (Thrifts & Mortgage Finance)	237	2,787
Piper Sandler Cos. (Capital Markets)	356	41,292
Pitney Bowes, Inc. (Commercial Services & Supplies)	3,544	26,474
Pixelworks, Inc.* (Semiconductors & Semiconductor Equipment)	932	2,749
PJT Partners, Inc. - Class A (Capital Markets)	476	35,000
Plantronics, Inc.* (Communications Equipment)	708	28,313
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	544	4,869
Plexus Corp.* (Electronic Equipment, Instruments & Components)	580	53,615
Pliant Therapeutics, Inc.* (Pharmaceuticals)	491	16,449
Plug Power, Inc.* (Electrical Equipment)	8,428	240,281
Plumas BanCorp (Banks)	95	2,522
Plymouth Industrial REIT, Inc. (Equity Real Estate Investment Trusts)	502	9,357
PMV Pharmaceuticals, Inc.* (Pharmaceuticals)	279	9,411
PNM Resources, Inc. (Electric Utilities)	1,751	86,429
Portland General Electric Co. (Electric Utilities)	1,840	93,583
Poseida Therapeutics, Inc.* (Biotechnology)	677	6,337

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	1,340	$79,542
Powell Industries, Inc. (Electrical Equipment)	183	6,449
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,206	99,869
Powerfleet, Inc.* (Electronic Equipment, Instruments & Components)	664	5,020
PQ Group Holdings, Inc. (Chemicals)	785	10,990
PRA Group, Inc.* (Consumer Finance)	923	34,779
Praxis Precision Medicines, Inc.* (Biotechnology)	226	6,929
Precigen, Inc.* (Biotechnology)	1,431	11,069
Precision BioSciences, Inc.* (Biotechnology)	951	8,835
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	973	9,925
Preferred Bank (Banks)	282	18,482
Preformed Line Products Co. (Electrical Equipment)	62	4,104
Prelude Therapeutics, Inc.* (Biotechnology)	203	8,412
Premier Financial Bancorp, Inc. (Banks)	267	5,057
Premier Financial Corp. (Thrifts & Mortgage Finance)	757	23,914
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	1,029	44,823
PriceSmart, Inc. (Food & Staples Retailing)	465	39,079
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	11	465
Primis Financial Corp. (Banks)	405	5,812
Primo Water Corp. (Beverages)	3,195	53,484
Primoris Services Corp. (Construction & Engineering)	981	32,039
Priority Technology Holdings, Inc.* (IT Services)	156	1,084
ProAssurance Corp. (Insurance)	1,096	27,400
Professional Holding Corp.* - Class A (Banks)	232	4,000
PROG Holdings, Inc.* (Consumer Finance)	1,379	70,246
Progenity, Inc.* (Health Care Providers & Services)	365	1,153
Progress Software Corp. (Software)	906	39,556
Progyny, Inc.* (Health Care Providers & Services)	546	31,073
ProPetro Holding Corp.* (Energy Equipment & Services)	1,639	15,784
PROS Holdings, Inc.* (Software)	820	35,244
ProSight Global, Inc.* (Insurance)	191	2,430
Protagonist Therapeutics, Inc.* (Biotechnology)	720	20,837
Protara Therapeutics, Inc.* (Biotechnology)	79	884
Protective Insurance Corp. - Class B (Insurance)	184	4,232
Prothena Corp. PLC* (Biotechnology)	629	16,694
Proto Labs, Inc.* (Machinery)	547	61,297
Provention Bio, Inc.* (Pharmaceuticals)	1,087	7,816
Provident BanCorp, Inc. (Thrifts & Mortgage Finance)	339	5,549
Provident Financial Holdings, Inc. (Thrifts & Mortgage Finance)	122	1,984
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,451	34,200
Prudential Bancorp, Inc. (Thrifts & Mortgage Finance)	141	1,953
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	411	66,734
PTC Therapeutics, Inc.* (Biotechnology)	1,264	52,089
Pulmonx Corp.* (Health Care Equipment & Supplies)	237	11,141
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	290	5,585
Puma Biotechnology, Inc.* (Biotechnology)	631	6,222
Pure Cycle Corp.* (Water Utilities)	395	6,032
Purple Innovation, Inc.* (Household Durables)	664	22,629
Pzena Investment Management, Inc. - Class A (Capital Markets)	346	3,643
Q2 Holdings, Inc.* (Software)	1,030	107,141
QAD, Inc. (Software)	240	16,966
QCR Holdings, Inc. (Banks)	300	14,466
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	1,311	87,168
Quad/Graphics, Inc.* (Commercial Services & Supplies)	680	2,448
Quaker Chemical Corp. (Chemicals)	272	65,919
Qualys, Inc.* (Software)	696	70,547
Quanex Building Products Corp. (Building Products)	679	18,530
Quanterix Corp.* (Life Sciences Tools & Services)	492	30,081
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	851	7,251
QuinStreet, Inc.* (Interactive Media & Services)	985	19,966
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	1,777	29,036
Quotient, Ltd.* (Health Care Equipment & Supplies)	1,482	5,809
R1 RCM, Inc.* (Health Care Providers & Services)	2,219	60,534
Rackspace Technology, Inc.* (IT Services)	705	17,533
Radian Group, Inc. (Thrifts & Mortgage Finance)	3,915	96,466
Radiant Logistics, Inc.* (Air Freight & Logistics)	800	5,344
Radius Health, Inc.* (Biotechnology)	930	20,739
RadNet, Inc.* (Health Care Providers & Services)	889	19,860
Rafael Holdings, Inc.* - Class B (Real Estate Management & Development)	195	8,061
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	2,319	44,015
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	4,381	43,021
Ranpak Holdings Corp.* (Containers & Packaging)	592	11,384
Rapid7, Inc.* (Software)	1,057	85,881
RAPT Therapeutics, Inc.* (Biotechnology)	224	4,915

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Raven Industries, Inc. (Industrial Conglomerates)	729	$29,612
Rayonier Advanced Materials, Inc.* (Chemicals)	1,267	11,517
RBB Bancorp (Banks)	340	7,167
RBC Bearings, Inc.* (Machinery)	504	100,513
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	171	12,451
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	1,195	17,339
Realogy Holdings Corp.* (Real Estate Management & Development)	2,345	40,522
Recro Pharma, Inc.* (Biotechnology)	396	1,057
Red River Bancshares, Inc. (Banks)	101	5,620
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	318	11,562
Red Rock Resorts, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,351	49,487
Red Violet, Inc.* (Professional Services)	138	2,870
Redfin Corp.* (Real Estate Management & Development)	2,039	144,321
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,292	25,464
REGENXBIO, Inc.* (Biotechnology)	791	27,440
Regional Management Corp. (Consumer Finance)	169	6,545
Regis Corp.* (Diversified Consumer Services)	481	6,224
Relay Therapeutics, Inc.* (Biotechnology)	938	29,744
Reliant Bancorp, Inc. (Banks)	315	8,703
Relmada Therapeutics, Inc.* (Pharmaceuticals)	300	11,568
Renasant Corp. (Banks)	1,114	46,933
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	882	48,969
Rent-A-Center, Inc. (Specialty Retail)	992	57,090
Repay Holdings Corp.* (IT Services)	1,362	31,122
Replimune Group, Inc.* (Biotechnology)	492	18,002
Repro-Med Systems, Inc.* (Health Care Equipment & Supplies)	551	2,077
Republic Bancorp, Inc. - Class A (Banks)	199	8,941
Republic First Bancorp, Inc.* (Banks)	921	3,675
Research Frontiers, Inc.* (Electronic Equipment, Instruments & Components)	541	1,385
Resideo Technologies, Inc.* (Building Products)	2,942	88,289
Resonant, Inc.* (Communications Equipment)	1,041	3,404
Resources Connection, Inc. (Professional Services)	631	8,903
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	2,366	41,642
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	4,386	51,448
Retail Value, Inc. (Equity Real Estate Investment Trusts)	336	6,260
Retractable Technologies, Inc.* (Health Care Equipment & Supplies)	281	2,729
REV Group, Inc.* (Machinery)	562	10,251
Revance Therapeutics, Inc.* (Pharmaceuticals)	1,287	37,477
Revlon, Inc.* - Class A (Personal Products)	141	1,674
REVOLUTION Medicines, Inc.* (Biotechnology)	873	28,975
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	110	8,880
Rexnord Corp. (Machinery)	2,463	122,977
RGC Resources, Inc. (Gas Utilities)	156	3,384
RH* (Specialty Retail)	323	222,231
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	779	16,795
Ribbon Communications, Inc.* (Communications Equipment)	1,394	9,410
Richmond Mutual Bancorp, Inc. (Banks)	247	3,376
Rigel Pharmaceuticals, Inc.* (Biotechnology)	3,475	12,927
Rimini Street, Inc.* (Software)	470	3,699
Rite Aid Corp.* (Food & Staples Retailing)	1,120	19,622
Riverview Bancorp, Inc. (Thrifts & Mortgage Finance)	431	2,970
RLI Corp. (Insurance)	809	90,171
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	3,357	54,182
Rocket Pharmaceuticals, Inc.* (Biotechnology)	765	35,068
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	1,425	1,375
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	140	7,371
Rogers Corp.* (Electronic Equipment, Instruments & Components)	381	74,615
RPC, Inc.* (Energy Equipment & Services)	1,175	5,711
RPT Realty (Equity Real Estate Investment Trusts)	1,650	20,972
Rubius Therapeutics, Inc.* (Biotechnology)	733	18,340
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	847	41,808
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	134	5,868
Ruth's Hospitality Group, Inc.* (Hotels, Restaurants & Leisure)	663	17,311
Ryerson Holding Corp.* (Metals & Mining)	327	5,193
Ryman Hospitality Properties, Inc.* - Class I (Equity Real Estate Investment Trusts)	1,032	81,167
S&T Bancorp, Inc. (Banks)	790	26,031
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	4,204	76,387
Safe Bulkers, Inc.* (Marine)	1,061	3,809
Safeguard Scientifics, Inc.* (Capital Markets)	402	2,476
Safehold, Inc. (Equity Real Estate Investment Trusts)	368	26,021
Safety Insurance Group, Inc. (Insurance)	292	23,953
Saga Communications, Inc.* - Class A (Media)	78	1,757
Saia, Inc.* (Road & Rail)	537	125,926
Sailpoint Technologies Holding, Inc.* (Software)	1,800	87,894
Salisbury Bancorp, Inc. (Banks)	52	2,416

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Sally Beauty Holdings, Inc.* (Specialty Retail)	2,307	$46,301
Sanderson Farms, Inc. (Food Products)	412	67,786
Sandy Spring Bancorp, Inc. (Banks)	943	42,774
Sangamo Therapeutics, Inc.* (Biotechnology)	2,355	27,742
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,310	53,500
Sapiens International Corp. N.V. (Software)	561	18,154
Satsuma Pharmaceuticals, Inc.* (Pharmaceuticals)	188	998
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	244	10,536
Savara, Inc.* (Biotechnology)	985	1,872
SB Financial Group, Inc. (Banks)	139	2,483
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	517	15,629
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	535	25,257
Scholar Rock Holding Corp.* (Biotechnology)	523	16,919
Scholastic Corp. (Media)	594	18,016
Schrodinger, Inc.* (Health Care Technology)	615	46,888
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	635	29,000
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	1,168	68,351
Scopus Biopharma, Inc.* (Biotechnology)	113	828
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	1,034	18,757
scPharmaceuticals, Inc.* (Pharmaceuticals)	143	925
Sculptor Capital Management, Inc. (Capital Markets)	378	8,596
SeaChange International, Inc.* (Software)	623	698
Seacoast Banking Corp.* (Banks)	1,056	38,386
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	541	11,258
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,039	56,896
SecureWorks Corp.* - Class A (Software)	183	2,381
Security National Financial Corp.* - Class A (Thrifts & Mortgage Finance)	195	1,646
Seer, Inc.* (Life Sciences Tools & Services)	296	15,075
Select Bancorp, Inc.* (Banks)	315	3,714
Select Energy Services, Inc.* (Energy Equipment & Services)	1,205	5,820
Select Medical Holdings Corp.* (Health Care Providers & Services)	2,221	83,776
Selecta Biosciences, Inc.* (Biotechnology)	1,387	4,161
Selective Insurance Group, Inc. (Insurance)	1,209	92,054
Selectquote, Inc.* (Insurance)	2,672	83,179
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,321	89,485
Seneca Foods Corp.* - Class A (Food Products)	133	6,126
Sensei Biotherapeutics, Inc.* (Biotechnology)	156	2,065
Sensient Technologies Corp. (Chemicals)	868	71,384
Seres Therapeutics, Inc.* (Biotechnology)	1,129	23,494
Seritage Growth Properties* - Class A (Equity Real Estate Investment Trusts)	696	11,971
Service Properties Trust (Equity Real Estate Investment Trusts)	3,353	41,292
ServiceSource International, Inc.* (IT Services)	1,804	2,670
ServisFirst Bancshares, Inc. (Banks)	996	62,987
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	1,934	15,008
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	718	78,083
Sharps Compliance Corp.* (Health Care Providers & Services)	292	5,107
Shattuck Labs, Inc.* (Biotechnology)	267	10,061
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	985	46,551
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	582	95,134
Shoe Carnival, Inc. (Specialty Retail)	190	11,391
Shore Bancshares, Inc. (Banks)	239	4,025
ShotSpotter, Inc.* (Software)	165	5,765
Shutterstock, Inc. (Internet & Direct Marketing Retail)	448	39,057
SI-BONE, Inc.* (Health Care Equipment & Supplies)	591	20,981
Siebert Financial Corp.* (Capital Markets)	236	946
Sientra, Inc.* (Health Care Equipment & Supplies)	1,059	7,265
Sierra Bancorp (Banks)	289	7,823
SIGA Technologies, Inc.* (Pharmaceuticals)	1,066	7,643
Sigilon Therapeutics, Inc.* (Biotechnology)	158	2,196
Signet Jewelers, Ltd.* (Specialty Retail)	1,067	63,753
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	886	124,882
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	558	34,116
Silverback Therapeutics, Inc.* (Biotechnology)	259	8,301
Silvercrest Asset Management Group, Inc. - Class A (Capital Markets)	195	2,712
Silvergate Capital Corp.* - Class A (Banks)	398	42,674
Simmons First National Corp. - Class A (Banks)	2,214	63,099
Simpson Manufacturing Co., Inc. (Building Products)	891	100,416
Simulations Plus, Inc. (Health Care Technology)	311	19,637
Sinclair Broadcast Group, Inc. - Class A (Media)	903	29,320
SiriusPoint, Ltd.* (Insurance)	1,721	18,208
SITE Centers Corp. (Equity Real Estate Investment Trusts)	3,132	46,197
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	898	161,083
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	240	22,212
SJW Corp. (Water Utilities)	540	35,397
Skyline Champion Corp.* (Household Durables)	1,075	47,762
SkyWest, Inc.* (Airlines)	1,008	50,057

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Sleep Number Corp.* (Specialty Retail)	554	$61,987
SM Energy Co. (Oil, Gas & Consumable Fuels)	2,334	36,877
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	299	13,799
SmartFinancial, Inc. (Banks)	286	6,775
Smith & Wesson Brands, Inc. (Leisure Products)	1,132	19,697
Smith Micro Software, Inc.* (Software)	700	3,934
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	589	6,444
Soleno Therapeutics, Inc.* (Biotechnology)	1,218	1,474
Solid Biosciences, Inc.* (Biotechnology)	575	2,927
Soliton, Inc.* (Health Care Equipment & Supplies)	142	2,543
Sonic Automotive, Inc. - Class A (Specialty Retail)	480	23,683
Sonos, Inc.* (Household Durables)	2,460	98,474
Sorrento Therapeutics, Inc.* (Biotechnology)	5,118	42,121
South Jersey Industries, Inc. (Gas Utilities)	2,063	51,059
South Plains Financial, Inc. (Banks)	217	4,956
South State Corp. (Banks)	1,431	120,661
Southern First Bancshares, Inc.* (Banks)	148	7,622
Southern Missouri Bancorp, Inc. (Thrifts & Mortgage Finance)	155	6,493
Southside Bancshares, Inc. (Banks)	647	25,977
Southwest Gas Holdings, Inc. (Gas Utilities)	1,164	81,154
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	13,236	56,518
SP Plus Corp.* (Commercial Services & Supplies)	471	16,169
Spark Energy, Inc. - Class A (Electric Utilities)	245	2,592
SpartanNash Co. (Food & Staples Retailing)	726	14,063
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	2,950	9,175
Spero Therapeutics, Inc.* (Biotechnology)	418	5,752
Spire, Inc. (Gas Utilities)	1,027	77,374
Spirit Airlines, Inc.* (Airlines)	2,008	71,926
Spirit of Texas Bancshares, Inc. (Banks)	264	6,117
Spok Holdings, Inc. (Wireless Telecommunication Services)	362	3,718
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	875	15,365
SpringWorks Therapeutics, Inc.* (Biotechnology)	491	35,283
Sprout Social, Inc.* - Class A (Software)	570	37,785
Spruce Biosciences, Inc.* (Biotechnology)	142	2,300
SPS Commerce, Inc.* (Software)	726	74,371
SPX Corp.* (Machinery)	879	53,320
SPX FLOW, Inc. (Machinery)	870	57,933
SQZ Biotechnologies Co.* (Biotechnology)	106	1,302
STAAR Surgical Co.* (Health Care Equipment & Supplies)	937	128,379
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	3,265	119,204
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	348	71,469
Standard AVB Financial Corp. (Thrifts & Mortgage Finance)	81	2,663
Standard Motor Products, Inc. (Auto Components)	431	18,460
Standex International Corp. (Machinery)	251	23,800
Startek, Inc.* (IT Services)	357	2,902
State Auto Financial Corp. (Insurance)	359	6,778
Steelcase, Inc. - Class A (Commercial Services & Supplies)	1,764	24,343
Stepan Co. (Chemicals)	441	57,621
StepStone Group, Inc. - Class A (Capital Markets)	397	13,220
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	904	6,509
Sterling Bancorp, Inc.* (Thrifts & Mortgage Finance)	335	1,658
Sterling Construction Co., Inc.* (Construction & Engineering)	565	11,780
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,685	68,529
Stewart Information Services Corp. (Insurance)	539	31,612
Stifel Financial Corp. (Capital Markets)	2,044	141,425
Stitch Fix, Inc.* (Internet & Direct Marketing Retail)	1,209	52,374
Stock Yards Bancorp, Inc. (Banks)	418	21,385
Stoke Therapeutics, Inc.* (Biotechnology)	277	8,947
Stoneridge, Inc.* (Auto Components)	532	17,689
StoneX Group, Inc.* (Capital Markets)	341	21,660
Strategic Education, Inc. (Diversified Consumer Services)	494	37,080
Stratus Properties, Inc.* (Real Estate Management & Development)	120	4,218
Stride, Inc.* (Diversified Consumer Services)	827	23,677
Strongbridge BioPharma PLC* (Pharmaceuticals)	900	2,286
Sturm Ruger & Co., Inc. (Leisure Products)	345	22,404
Summit Financial Group, Inc. (Banks)	231	6,018
Summit Hotel Properties, Inc.* (Equity Real Estate Investment Trusts)	2,115	21,510
Summit Materials, Inc.* - Class A (Construction Materials)	2,344	67,484
Sumo Logic, Inc.* (Software)	295	5,750
SunCoke Energy, Inc. (Metals & Mining)	1,698	11,462
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	1,144	40,406
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	1,565	40,205
Sunrun, Inc.* (Electrical Equipment)	3,249	159,201
Sunstone Hotel Investors, Inc.* (Equity Real Estate Investment Trusts)	4,396	57,851
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	886	32,800
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	220	5,548
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	998	30,389

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Surgalign Holdings, Inc.* (Health Care Equipment & Supplies)	2,030	$3,674
Surgery Partners, Inc.* (Health Care Providers & Services)	529	25,498
Surmodics, Inc.* (Health Care Equipment & Supplies)	274	14,656
Sutro BioPharma, Inc.* (Biotechnology)	665	13,639
SVMK, Inc.* (Software)	2,512	45,191
SWK Holdings Corp.* (Diversified Financial Services)	73	1,145
Sykes Enterprises, Inc.* (IT Services)	782	34,275
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	715	100,007
Synchronoss Technologies, Inc.* (Software)	807	2,695
Syndax Pharmaceuticals, Inc.* (Biotechnology)	636	10,138
Syros Pharmaceuticals, Inc.* (Biotechnology)	965	5,829
Systemax, Inc. (Trading Companies & Distributors)	254	10,851
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	433	20,593
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	376	21,545
Talis Biomedical Corp.* (Health Care Equipment & Supplies)	271	3,252
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	281	3,144
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,852	32,317
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	599	1,671
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	127	3,901
Taylor Morrison Home Corp.* (Household Durables)	2,582	80,584
Taysha Gene Therapies, Inc.* (Biotechnology)	177	4,568
TCR2 Therapeutics, Inc.* (Biotechnology)	592	13,444
Team, Inc.* (Commercial Services & Supplies)	614	6,060
TechTarget, Inc.* (Media)	487	37,353
TEGNA, Inc. (Media)	4,486	89,990
Tejon Ranch Co.* (Real Estate Management & Development)	430	6,803
Tela Bio, Inc.* (Health Care Equipment & Supplies)	140	1,915
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	3,437	7,613
Telos Corp.* (Software)	337	11,182
Tenable Holdings, Inc.* (Software)	1,453	54,480
Tenet Healthcare Corp.* (Health Care Providers & Services)	2,137	126,640
Tennant Co. (Machinery)	374	29,512
Tenneco, Inc.* (Auto Components)	1,044	10,513
Terex Corp. (Machinery)	1,377	64,705
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	178	3,916
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	1,383	89,231
Territorial Bancorp, Inc. (Thrifts & Mortgage Finance)	160	4,024
Tetra Tech, Inc. (Commercial Services & Supplies)	1,102	140,648
Texas Capital Bancshares, Inc.* (Banks)	1,035	71,032
Texas Roadhouse, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,343	143,728
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	1,010	25,876
TG Therapeutics, Inc.* (Biotechnology)	2,488	111,238
The Andersons, Inc. (Food & Staples Retailing)	637	18,295
The Bancorp, Inc.* (Banks)	1,054	23,404
The Bank of Nt Butterfield & Son, Ltd. (Banks)	1,025	40,201
The Bank of Princeton (Banks)	116	3,463
The Brink's Co. (Commercial Services & Supplies)	1,006	80,400
The Buckle, Inc. (Specialty Retail)	593	24,870
The Cato Corp.* - Class A (Specialty Retail)	414	5,548
The Cheesecake Factory, Inc.* (Hotels, Restaurants & Leisure)	867	54,266
The Children's Place, Inc.* (Specialty Retail)	289	22,643
The Community Financial Corp. (Banks)	106	3,829
The Container Store Group, Inc.* (Specialty Retail)	649	9,144
The E.W. Scripps Co. - Class A (Media)	1,146	24,777
The Eastern Co. (Machinery)	110	3,110
The Ensign Group, Inc. (Health Care Providers & Services)	1,057	90,743
The ExOne Co.* (Machinery)	294	6,836
The First Bancorp, Inc. (Banks)	207	5,856
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	2,409	13,274
The Goodyear Tire & Rubber Co.* (Auto Components)	4,728	81,369
The Greenbrier Cos., Inc. (Machinery)	659	31,131
The Hackett Group, Inc. (IT Services)	514	8,548
The Joint Corp.* (Health Care Providers & Services)	271	15,035
The Lovesac Co.* (Household Durables)	203	14,874
The Macerich Co. (Equity Real Estate Investment Trusts)	3,065	42,266
The Manitowoc Co., Inc.* (Machinery)	693	15,856
The Marcus Corp.* (Entertainment)	459	9,162
The ODP Corp.* (Specialty Retail)	1,086	43,907
The Pennant Group, Inc.* (Health Care Providers & Services)	521	21,059
The RealReal, Inc.* (Internet & Direct Marketing Retail)	1,300	32,201
The RMR Group, Inc. - Class A (Real Estate Management & Development)	311	12,309
The Shyft Group, Inc. (Machinery)	705	24,971
The Simply Good Foods Co.* (Food Products)	1,742	60,186
The St Joe Co. (Real Estate Management & Development)	672	30,771

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
TherapeuticsMD, Inc.* (Pharmaceuticals)	6,896	$8,344
Theravance Biopharma, Inc.* (Pharmaceuticals)	954	18,832
Thermon Group Holdings, Inc.* (Electrical Equipment)	670	12,797
Tidewater, Inc.* (Energy Equipment & Services)	826	10,127
Tilly's, Inc.* - Class A (Specialty Retail)	454	5,475
Timberland Bancorp, Inc. (Thrifts & Mortgage Finance)	152	4,277
TimkenSteel Corp.* (Metals & Mining)	919	11,046
Tiptree, Inc. (Insurance)	500	5,005
Titan Machinery, Inc.* (Trading Companies & Distributors)	394	10,287
Tivity Health, Inc.* (Health Care Providers & Services)	886	21,423
Tompkins Financial Corp. (Banks)	293	22,898
Tootsie Roll Industries, Inc. (Food Products)	335	10,576
TopBuild Corp.* (Household Durables)	677	150,551
TowneBank (Banks)	1,369	42,412
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	1,227	15,288
TPI Composites, Inc.* (Electrical Equipment)	629	33,431
Transcat, Inc.* (Trading Companies & Distributors)	142	7,100
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	28	566
Translate Bio, Inc.* (Biotechnology)	1,394	32,369
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	514	14,757
Transocean, Ltd.* (Energy Equipment & Services)	11,959	38,508
Travere Therapeutics, Inc.* (Biotechnology)	1,131	27,958
Trean Insurance Group, Inc.* (Insurance)	240	4,198
Trecora Resources* (Chemicals)	494	3,749
Tredegar Corp. (Chemicals)	535	7,822
Tri Pointe Homes, Inc.* (Household Durables)	2,581	61,479
Tribune Publishing Co.* (Media)	319	5,563
Tricida, Inc.* (Pharmaceuticals)	578	2,688
TriCo Bancshares (Banks)	541	25,037
TriMas Corp.* (Machinery)	841	26,777
TriNet Group, Inc.* (Professional Services)	842	66,274
Trinseo SA (Chemicals)	783	48,476
Triple-S Management Corp.* (Health Care Providers & Services)	464	11,001
TriState Capital Holdings, Inc.* (Banks)	564	13,463
Triton International, Ltd. (Trading Companies & Distributors)	1,236	62,010
Triumph Bancorp, Inc.* (Banks)	464	41,124
Triumph Group, Inc.* (Aerospace & Defense)	1,053	17,817
Tronox Holdings PLC - Class A (Chemicals)	2,227	47,212
TrueBlue, Inc.* (Professional Services)	718	20,319
TrueCar, Inc.* (Interactive Media & Services)	2,104	9,678
Trupanion, Inc.* (Insurance)	616	49,958
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	1,940	14,191
Trustmark Corp. (Banks)	1,288	41,744
TTEC Holdings, Inc. (IT Services)	371	37,742
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,044	30,660
Tucows, Inc.* (IT Services)	191	15,015
Tupperware Brands Corp.* (Household Durables)	1,003	24,443
Turning Point Brands, Inc. (Tobacco)	243	11,863
Turning Point Therapeutics, Inc.* (Biotechnology)	762	58,087
Turtle Beach Corp.* (Household Durables)	287	7,976
Tutor Perini Corp.* (Construction & Engineering)	834	13,427
Twist Bioscience Corp.* (Biotechnology)	960	128,822
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	5,602	43,696
Tyme Technologies, Inc.* (Biotechnology)	1,421	2,203
U.S. Concrete, Inc.* (Construction Materials)	327	20,735
U.S. Ecology, Inc.* (Commercial Services & Supplies)	645	27,387
U.S. Lime & Minerals, Inc. (Construction Materials)	41	5,665
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	259	29,125
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	1,508	16,060
UFP Industries, Inc. (Building Products)	1,223	102,781
UFP Technologies, Inc.* (Containers & Packaging)	140	7,008
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	820	41,877
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	1,300	145,132
Ultralife Corp.* (Electrical Equipment)	186	1,469
UMB Financial Corp. (Banks)	892	86,550
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	759	16,341
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	281	7,595
UniFirst Corp. (Commercial Services & Supplies)	308	69,051
Unisys Corp.* (IT Services)	1,265	30,360
United Bankshares, Inc. (Banks)	2,534	99,509
United Community Banks, Inc. (Banks)	1,598	52,287
United Fire Group, Inc. (Insurance)	429	12,982
United Insurance Holdings Corp. (Insurance)	416	2,325
United Natural Foods, Inc.* (Food & Staples Retailing)	1,145	42,205
United Security Bancshares/Fresno CA (Banks)	275	2,277
United States Steel Corp. (Metals & Mining)	5,335	122,758
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	3,952	45,053
Unitil Corp. (Multi-Utilities)	302	17,404
Unity BanCorp, Inc. (Banks)	155	3,418

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
UNITY Biotechnology, Inc.* (Biotechnology)	725	$3,603
Universal Corp. (Tobacco)	497	27,946
Universal Electronics, Inc.* (Household Durables)	272	15,463
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	263	17,608
Universal Insurance Holdings, Inc. (Insurance)	556	7,756
Universal Logistics Holdings, Inc. (Road & Rail)	157	3,927
Universal Technical Institute, Inc.* (Diversified Consumer Services)	657	3,699
Univest Financial Corp. (Banks)	589	16,451
Upland Software, Inc.* (Software)	543	26,911
Upwork, Inc.* (Professional Services)	1,897	87,377
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	3,987	11,562
Urban Edge Properties (Equity Real Estate Investment Trusts)	2,374	44,750
Urban Outfitters, Inc.* (Specialty Retail)	1,411	50,655
UroGen Pharma, Ltd.* (Biotechnology)	396	7,702
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	608	11,047
US Xpress Enterprises, Inc.* - Class A (Road & Rail)	453	4,639
USANA Health Sciences, Inc.* (Personal Products)	236	21,238
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	70	6,108
Valley National Bancorp (Banks)	8,149	112,211
Value Line, Inc. (Capital Markets)	21	641
Vanda Pharmaceuticals, Inc.* (Biotechnology)	1,099	18,243
Vapotherm, Inc.* (Health Care Equipment & Supplies)	401	8,822
Varex Imaging Corp.* (Health Care Equipment & Supplies)	780	18,517
Varonis Systems, Inc.* (Software)	2,074	109,818
Vaxart, Inc.* (Biotechnology)	1,071	11,545
Vaxcyte, Inc.* (Pharmaceuticals)	592	10,993
VBI Vaccines, Inc.* (Biotechnology)	3,685	11,608
Vector Group, Ltd. (Tobacco)	2,856	37,271
Vectrus, Inc.* (Aerospace & Defense)	234	12,250
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	995	22,895
Venus Concept, Inc.* (Health Care Equipment & Supplies)	520	988
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	419	4,651
Veracyte, Inc.* (Biotechnology)	1,355	67,411
Verastem, Inc.* (Biotechnology)	3,489	10,711
Vericel Corp.* (Biotechnology)	930	58,051
Vericity, Inc.* (Insurance)	38	422
Verint Systems, Inc.* (Software)	1,328	64,501
Veritex Holdings, Inc. (Banks)	970	32,767
Veritiv Corp.* (Trading Companies & Distributors)	292	12,229
Veritone, Inc.* (Software)	540	13,025
Verra Mobility Corp.* - Class C (IT Services)	2,735	36,758
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	254	3,353
Verso Corp. - Class A (Paper & Forest Products)	640	9,882
Veru, Inc.* (Personal Products)	1,118	9,883
Viad Corp.* (Commercial Services & Supplies)	413	17,206
Viant Technology, Inc.* - Class A (Software)	220	7,225
Viavi Solutions, Inc.* (Communications Equipment)	4,673	76,449
Vicor Corp.* (Electrical Equipment)	394	36,339
Vidler Water Resouces, Inc.* (Commercial Services & Supplies)	340	3,077
Viemed Healthcare, Inc.* (Health Care Providers & Services)	714	7,183
ViewRay, Inc.* (Health Care Equipment & Supplies)	2,471	11,886
Viking Therapeutics, Inc.* (Biotechnology)	1,341	8,569
Village Super Market, Inc. - Class A (Food & Staples Retailing)	175	4,267
Vir Biotechnology, Inc.* (Biotechnology)	1,096	52,323
VirnetX Holding Corp. (Software)	1,295	6,035
Virtus Investment Partners, Inc. (Capital Markets)	149	40,746
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,718	66,781
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	254	8,098
Vista Outdoor, Inc.* (Leisure Products)	1,193	38,904
Visteon Corp.* (Auto Components)	567	69,066
Vital Farms, Inc.* (Food Products)	489	11,892
Vivint Smart Home, Inc.* (Diversified Consumer Services)	1,634	19,575
Vocera Communications, Inc.* (Health Care Technology)	657	23,764
VolitionRX, Ltd.* (Health Care Equipment & Supplies)	605	2,027
Vonage Holdings Corp.* (Diversified Telecommunication Services)	4,800	65,040
Vor BioPharma, Inc.* (Biotechnology)	233	6,566
VOXX International Corp.* (Auto Components)	405	6,905
Voyager Therapeutics, Inc.* (Biotechnology)	528	2,545
VSE Corp. (Commercial Services & Supplies)	205	8,846
vTv Therapeutics, Inc.* - Class A (Biotechnology)	242	620
VYNE Therapeutics, Inc.* (Pharmaceuticals)	742	3,665
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	1,928	6,343
Wabash National Corp. (Machinery)	1,082	19,054
Waitr Holdings, Inc.* (Internet & Direct Marketing Retail)	1,712	4,212
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	578	64,071
Warrior Met Coal, Inc. (Metals & Mining)	1,052	16,674

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,544	$50,257
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,730	40,171
Washington Trust Bancorp, Inc. (Banks)	349	17,816
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	445	8,767
Watford Holdings, Ltd.* (Insurance)	350	12,201
Watts Water Technologies, Inc. - Class A (Machinery)	561	69,873
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	670	4,121
WD-40 Co. (Household Products)	279	69,397
Weis Markets, Inc. (Food & Staples Retailing)	196	10,163
Welbilt, Inc.* (Machinery)	2,666	59,558
Werner Enterprises, Inc. (Road & Rail)	1,225	56,632
WesBanco, Inc. (Banks)	1,333	48,375
WESCO International, Inc.* (Trading Companies & Distributors)	1,004	92,087
West Bancorp, Inc. (Banks)	328	8,613
Westamerica Bancorp (Banks)	534	33,856
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	1,217	3,846
Western New England Bancorp, Inc. (Thrifts & Mortgage Finance)	457	3,702
Westwood Holdings Group, Inc. (Capital Markets)	158	2,858
Weyco Group, Inc. (Distributors)	123	2,419
Whitestone REIT (Equity Real Estate Investment Trusts)	815	7,963
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	25	1,002
WideOpenWest, Inc.* (Media)	1,072	15,083
Willdan Group, Inc.* (Professional Services)	211	8,054
Willis Lease Finance Corp.* (Trading Companies & Distributors)	60	2,569
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	3,542	103,674
Wingstop, Inc. (Hotels, Restaurants & Leisure)	606	95,996
Winmark Corp. (Specialty Retail)	61	11,747
Winnebago Industries, Inc. (Automobiles)	637	50,928
WisdomTree Investments, Inc. (Capital Markets)	2,846	19,310
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,651	68,880
Workhorse Group, Inc.* (Auto Components)	1,928	23,888
Workiva, Inc.* (Software)	812	76,328
World Acceptance Corp.* (Consumer Finance)	89	11,636
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,278	39,529
Worthington Industries, Inc. (Metals & Mining)	714	46,596
Wrap Technologies, Inc.* (Electronic Equipment, Instruments & Components)	234	1,376
WSFS Financial Corp. (Thrifts & Mortgage Finance)	968	49,455
WW International, Inc.* (Diversified Consumer Services)	965	26,769
X4 Pharmaceuticals, Inc.* (Biotechnology)	329	2,757
XBiotech, Inc.* (Biotechnology)	296	5,056
Xencor, Inc.* (Biotechnology)	1,134	48,263
Xenia Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	2,322	45,116
Xeris Pharmaceuticals, Inc.* (Pharmaceuticals)	940	3,600
XOMA Corp.* (Biotechnology)	124	4,719
XPEL, Inc.* (Auto Components)	341	21,858
Xperi Holding Corp. (Software)	2,136	43,895
Yelp, Inc.* (Interactive Media & Services)	1,475	57,967
YETI Holdings, Inc.* (Leisure Products)	1,636	139,747
Yext, Inc.* (Software)	2,152	30,020
Y-mAbs Therapeutics, Inc.* (Biotechnology)	624	18,764
York Water Co. (Water Utilities)	266	13,736
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	588	34,880
ZIOPHARM Oncology, Inc.* (Biotechnology)	4,359	15,082
Zix Corp.* (Software)	1,118	8,815
Zogenix, Inc.* (Pharmaceuticals)	1,137	21,478
Zumiez, Inc.* (Specialty Retail)	428	18,391
Zuora, Inc.* - Class A (Software)	2,111	34,198
Zynex, Inc.* (Health Care Equipment & Supplies)	381	5,627
TOTAL COMMON STOCKS (Cost $42,150,935)		58,715,393

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	1,320	$—

TOTAL TRUST (Cost $–)		—

Contingent Escrow Shares (0.0%)
	Shares	Value
Wright Medical Group, Inc.*+(a) (Health Care Equipment & Supplies)	1,354	$—

TOTAL CONTINGENT ESCROW SHARES (Cost $–)		—

Repurchase Agreements(b)(c) (38.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $34,269,000	$34,269,000	$34,269,000
TOTAL REPURCHASE AGREEMENTS (Cost $34,269,000)		34,269,000
TOTAL INVESTMENT SECURITIES (Cost $76,419,935) - 103.3%		92,984,393
Net other assets (liabilities) - (3.3)%		(2,935,309)

NET ASSETS - 100.0%		$90,049,084

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of April 30, 2021, these securities represented 0.00% of the net assets of the Fund.
(a)	On November 12, 2020, Stryker Corp. acquired Wright Medical Group. As part of the acquisition, $1.85 per acquired share was allocated 1:1 to Escrow Shares, contingent on whether the $1.85 per share is determined to be payable to the Dutch Government; otherwise, the value of the Escrow Shares will be remitted to pre-acquisition shareholders of Wright Medical Group.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $15,684,000.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	9	6/21/21	$1,017,675	$20,236

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	5/27/21	0.13%	$27,848,202	$(449,682)
Russell 2000 Index	Goldman Sachs International	5/27/21	0.33%	47,302,201	(739,224)
				$75,150,403	$(1,188,906)

iShares Russell 2000 ETF	UBS AG	5/27/21	(0.12)%	$9,665,942	$(149,727)
Russell 2000 Index	UBS AG	5/27/21	0.08%	35,401,949	(606,810)
				$45,067,891	$(756,537)
				$120,218,294	$(1,945,443)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

UltraSmall-Cap ProFund invested in the following industries as of April 30, 2021:

	Value	% of Net Assets
Aerospace & Defense	$459,609	0.5%
Air Freight & Logistics	183,681	0.2%
Airlines	217,427	0.2%
Auto Components	834,324	0.9%
Automobiles	50,928	0.1%
Banks	5,017,095	5.6%
Beverages	167,384	0.2%
Biotechnology	5,712,333	6.3%
Building Products	1,084,925	1.2%
Capital Markets	891,564	1.0%
Chemicals	1,006,081	1.1%
Commercial Services & Supplies	1,094,613	1.2%
Communications Equipment	445,593	0.5%
Construction & Engineering	926,772	1.0%
Construction Materials	107,843	0.1%
Consumer Finance	415,227	0.5%
Containers & Packaging	138,752	0.2%
Distributors	52,949	0.1%
Diversified Consumer Services	269,457	0.3%
Diversified Financial Services	97,358	0.1%
Diversified Telecommunication Services	360,869	0.4%
Electric Utilities	354,001	0.4%
Electrical Equipment	841,172	0.9%
Electronic Equipment, Instruments & Components	1,217,856	1.4%
Energy Equipment & Services	404,800	0.5%
Entertainment	189,141	0.2%
Equity Real Estate Investment Trusts	3,234,694	3.6%
Food & Staples Retailing	475,411	0.5%
Food Products	850,781	0.9%
Gas Utilities	502,936	0.6%
Health Care Equipment & Supplies	1,986,168	2.2%
Health Care Providers & Services	1,557,839	1.7%
Health Care Technology	668,676	0.7%
Hotels, Restaurants & Leisure	2,382,691	2.6%
Household Durables	1,323,269	1.5%
Household Products	124,069	0.1%
Independent Power and Renewable Electricity Producers	177,630	0.2%
Industrial Conglomerates	29,612	NM
Insurance	1,147,601	1.3%
Interactive Media & Services	210,979	0.2%
Internet & Direct Marketing Retail	475,962	0.5%
IT Services	1,026,715	1.1%
Leisure Products	419,995	0.5%
Life Sciences Tools & Services	535,683	0.6%
Machinery	2,251,958	2.5%
Marine	87,276	0.1%
Media	561,931	0.6%
Metals & Mining	1,076,050	1.2%
Mortgage Real Estate Investment Trusts	729,405	0.8%
Multiline Retail	172,614	0.2%
Multi-Utilities	241,432	0.3%
Oil, Gas & Consumable Fuels	1,084,551	1.2%
Paper & Forest Products	326,967	0.4%
Personal Products	209,827	0.2%
Pharmaceuticals	830,036	0.9%
Professional Services	756,229	0.8%
Real Estate Management & Development	515,529	0.6%
Road & Rail	378,205	0.4%
Semiconductors & Semiconductor Equipment	1,720,902	1.9%
Software	2,963,622	3.3%
Specialty Retail	2,049,319	2.3%
Technology Hardware, Storage & Peripherals	153,607	0.2%
Textiles, Apparel & Luxury Goods	645,584	0.7%
Thrifts & Mortgage Finance	1,048,355	1.2%
Tobacco	77,080	0.1%
Trading Companies & Distributors	865,539	1.0%
Water Utilities	222,379	0.3%
Wireless Telecommunication Services	74,531	0.1%
Other **	31,333,691	34.8%
Total	$90,049,084	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

U.S. Government Plus ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Repurchase Agreements(a)(b) (188.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $19,186,000	$19,186,000	$19,186,000
TOTAL REPURCHASE AGREEMENTS
(Cost $19,186,000)		19,186,000
TOTAL INVESTMENT SECURITIES
(Cost $19,186,000) - 188.6%		19,186,000
Net other assets (liabilities) - (88.6)%		(9,015,134)
NET ASSETS - 100.0%		$10,170,866

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $180,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 1.875%, due on 2/15/51	Citibank North America	5/17/21	0.05%	$11,943,300	$(157,535)
30-Year U.S. Treasury Bond, 1.875%, due on 2/15/51	Societe' Generale	5/17/21	0.13%	728,250	(9,251)
				$12,671,550	$(166,786)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

 Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Common Stocks (76.3%)

	Shares	Value
ALLETE, Inc. (Electric Utilities)	325	$22,867
Alliant Energy Corp. (Electric Utilities)	1,560	87,625
Ameren Corp. (Multi-Utilities)	1,583	134,302
American Electric Power Co., Inc. (Electric Utilities)	3,102	275,178
American Water Works Co., Inc. (Water Utilities)	1,133	176,737
Atmos Energy Corp. (Gas Utilities)	801	82,975
Avangrid, Inc. (Electric Utilities)	349	17,764
Avista Corp. (Multi-Utilities)	432	19,881
Black Hills Corp. (Multi-Utilities)	392	27,040
CenterPoint Energy, Inc. (Multi-Utilities)	3,446	84,393
CMS Energy Corp. (Multi-Utilities)	1,804	116,160
Consolidated Edison, Inc. (Multi-Utilities)	2,140	165,657
Dominion Energy, Inc. (Multi-Utilities)	5,032	402,056
DTE Energy Co. (Multi-Utilities)	1,210	169,424
Duke Energy Corp. (Electric Utilities)	4,802	483,514
Edison International (Electric Utilities)	2,369	140,837
Entergy Corp. (Electric Utilities)	1,252	136,831
Essential Utilities, Inc. (Water Utilities)	1,396	65,793
Evergy, Inc. (Electric Utilities)	1,417	90,645
Eversource Energy (Electric Utilities)	2,143	184,769
Exelon Corp. (Electric Utilities)	6,099	274,089
FirstEnergy Corp. (Electric Utilities)	3,393	128,663
Hawaiian Electric Industries, Inc. (Electric Utilities)	682	29,367
IDACORP, Inc. (Electric Utilities)	316	32,384
MDU Resources Group, Inc. (Multi-Utilities)	1,252	41,892
National Fuel Gas Co. (Gas Utilities)	569	28,257
New Jersey Resources Corp. (Gas Utilities)	601	25,212
NextEra Energy, Inc. (Electric Utilities)	12,243	948,956
NiSource, Inc. (Multi-Utilities)	2,447	63,671
NorthWestern Corp. (Multi-Utilities)	316	21,497
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	1,529	54,769
ONE Gas, Inc. (Gas Utilities)	332	26,716
PG&E Corp.* (Electric Utilities)	9,298	105,253
Pinnacle West Capital Corp. (Electric Utilities)	704	59,594
PNM Resources, Inc. (Electric Utilities)	537	26,506
Portland General Electric Co. (Electric Utilities)	560	28,482
PPL Corp. (Electric Utilities)	4,803	139,911
Public Service Enterprise Group, Inc. (Multi-Utilities)	3,155	199,270
Sempra Energy (Multi-Utilities)	1,890	260,007
Southwest Gas Holdings, Inc. (Gas Utilities)	358	24,960
Spire, Inc. (Gas Utilities)	323	24,335
The AES Corp. (Independent Power and Renewable Electricity Producers)	4,173	116,093
The Southern Co. (Electric Utilities)	6,600	436,722
UGI Corp. (Gas Utilities)	1,302	56,910
Vistra Corp. (Independent Power and Renewable Electricity Producers)	3,021	50,964
WEC Energy Group, Inc. (Multi-Utilities)	1,970	191,425
Xcel Energy, Inc. (Electric Utilities)	3,359	239,497
TOTAL COMMON STOCKS
(Cost $2,685,151)		6,519,850

Repurchase Agreements(a)(b) (19.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 0.00%, dated 4/30/21, due 5/3/21, total to be received $1,653,000	$1,653,000	$1,653,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,653,000)		1,653,000
TOTAL INVESTMENT SECURITIES
(Cost $4,338,151) - 95.7%		8,172,850
Net other assets (liabilities) - 4.3%		368,952
NET ASSETS - 100.0%		$8,541,802

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of April 30, 2021, the aggregate amount held in a segregated account was $1,391,000.

Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: April 30, 2021 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Utilities Index	Goldman Sachs International	5/24/21	0.58%	$3,115,336	$(1,036)
Dow Jones U.S. Utilities Index	UBS AG	5/24/21	0.43%	3,166,922	4,303
				$6,282,258	$3,267

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of April 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Utilities UltraSector ProFund invested in the following industries as of April 30, 2021:

	Value	% of Net Assets
Electric Utilities	$3,889,453	45.5%
Gas Utilities	269,365	3.2%
Independent Power and Renewable Electricity Producers	221,826	2.6%
Multi-Utilities	1,896,676	22.2%
Water Utilities	242,530	2.8%
Other **	2,021,952	23.7%
Total	$8,541,802	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

April 30, 2021 (unaudited)                       : : APPENDIX : :

Repurchase Agreements

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of April 30, 2021, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Canadian Imperial Bank of Commerce, 0.00%, dated 4/30/21, due 5/3/21(1)	Credit Agricole, 0.00%, dated 4/30/21, due 5/3/21(2)	HSBC Securities (USA), Inc., 0.00%, dated 4/30/21, due 5/3/21(3)	RBC Capital Markets, LLC, 0.00%, dated 4/30/21, due 5/3/21(4)	Societe Generale, 0.00%, dated 4/30/21, due 5/3/21(5)	UMB Bank, N.A., 0.00%, dated 4/30/21, due 5/3/21(6)
Access Flex Bear High Yield ProFund	$6,000	$12,000	$12,000	$18,000	$73,000	$8,000
Access Flex Yield ProFund	238,000	476,000	476,000	714,000	2,882,000	284,000
Banks UltraSector ProFund	565,000	1,131,000	1,131,000	1,697,000	6,851,000	677,000
Basic Materials UltraSector ProFund	189,000	380,000	380,000	570,000	2,305,000	233,000
Bear ProFund	544,000	1,090,000	1,090,000	1,637,000	6,605,000	654,000
Biotechnology UltraSector ProFund	1,882,000	3,765,000	3,765,000	5,648,000	22,784,000	2,233,000
Bull ProFund	752,000	1,505,000	1,505,000	2,259,000	9,116,000	898,000
Communication Services UltraSector ProFund	115,000	233,000	233,000	349,000	1,416,000	147,000
Consumer Goods UltraSector ProFund	89,000	181,000	181,000	272,000	1,104,000	117,000
Consumer Services UltraSector ProFund	1,071,000	2,143,000	2,143,000	3,215,000	12,973,000	1,275,000
Falling U.S. Dollar ProFund	70,000	141,000	141,000	213,000	862,000	91,000
Financials UltraSector ProFund	484,000	970,000	970,000	1,457,000	5,878,000	585,000
Health Care UltraSector ProFund	189,000	380,000	380,000	572,000	2,310,000	234,000
Industrials UltraSector ProFund	192,000	385,000	385,000	579,000	2,337,000	235,000
Internet UltraSector ProFund	2,727,000	5,457,000	5,457,000	8,187,000	33,022,000	3,234,000
Large-Cap Value ProFund	1,000	2,000	2,000	4,000	16,000	4,000
Mid-Cap Growth ProFund	2,000	4,000	4,000	6,000	24,000	3,000
Mid-Cap ProFund	393,000	789,000	789,000	1,184,000	4,781,000	476,000
Mid-Cap Value ProFund	—	—	—	—	2,000	3,000
Nasdaq-100 ProFund	1,727,000	3,454,000	3,454,000	5,181,000	20,903,000	2,048,000
Oil & Gas UltraSector ProFund	397,000	797,000	797,000	1,197,000	4,831,000	484,000
Oil Equipment & Services UltraSector ProFund	187,000	377,000	377,000	566,000	2,288,000	234,000
Pharmaceuticals UltraSector ProFund	47,000	97,000	97,000	146,000	593,000	65,000
Precious Metals UltraSector ProFund	451,000	904,000	904,000	1,356,000	5,474,000	540,000
Real Estate UltraSector ProFund	74,000	149,000	149,000	225,000	907,000	94,000
Rising Rates Opportunity ProFund	739,000	1,478,000	1,478,000	2,220,000	8,956,000	883,000
Rising Rates Opportunity 10 ProFund	141,000	284,000	284,000	427,000	1,728,000	178,000
Rising U.S. Dollar ProFund	274,000	550,000	550,000	825,000	3,333,000	334,000
Semiconductor UltraSector ProFund	999,000	2,000,000	2,000,000	3,002,000	12,110,000	1,191,000
Short Nasdaq-100 ProFund	101,000	203,000	203,000	306,000	1,239,000	129,000
Short Oil & Gas ProFund	20,000	41,000	41,000	63,000	255,000	32,000
Short Precious Metals ProFund	51,000	103,000	103,000	156,000	633,000	71,000
Short Real Estate ProFund	23,000	49,000	49,000	73,000	300,000	37,000
Short Small-Cap ProFund	20,000	42,000	42,000	63,000	260,000	34,000
Small-Cap Growth ProFund	1,000	3,000	3,000	5,000	21,000	4,000
Small-Cap ProFund	213,000	427,000	427,000	641,000	2,589,000	258,000
Small-Cap Value ProFund	2,000	5,000	5,000	8,000	34,000	7,000
Technology UltraSector ProFund	758,000	1,517,000	1,517,000	2,276,000	9,183,000	904,000
Telecommunications UltraSector ProFund	8,000	19,000	19,000	29,000	122,000	21,000
UltraBear ProFund	323,000	647,000	647,000	971,000	3,921,000	390,000
UltraBull ProFund	1,629,000	3,260,000	3,260,000	4,889,000	19,725,000	1,934,000
UltraChina ProFund	176,000	354,000	354,000	532,000	2,151,000	218,000
UltraDow 30 ProFund	669,000	1,338,000	1,338,000	2,007,000	8,098,000	797,000
UltraEmerging Markets ProFund	78,000	158,000	158,000	238,000	965,000	103,000
UltraInternational ProFund	136,000	273,000	273,000	410,000	1,658,000	168,000
UltraJapan ProFund	747,000	1,494,000	1,494,000	2,242,000	9,043,000	887,000
UltraLatin America ProFund	109,000	218,000	218,000	329,000	1,328,000	137,000
UltraMid-Cap ProFund	971,000	1,944,000	1,944,000	2,919,000	11,778,000	1,163,000
UltraNasdaq-100 ProFund	11,185,000	22,373,000	22,373,000	33,560,000	135,365,000	13,238,000
UltraShort China ProFund	58,000	117,000	117,000	177,000	720,000	79,000
UltraShort Dow 30 ProFund	139,000	279,000	279,000	421,000	1,701,000	175,000
UltraShort Emerging Markets ProFund	17,000	37,000	37,000	56,000	232,000	31,000
UltraShort International ProFund	68,000	139,000	139,000	210,000	851,000	92,000
UltraShort Japan ProFund	8,000	17,000	17,000	25,000	102,000	12,000
UltraShort Latin America ProFund	42,000	85,000	85,000	129,000	525,000	62,000
UltraShort Mid-Cap ProFund	47,000	97,000	97,000	146,000	593,000	66,000
UltraShort Nasdaq-100 ProFund	426,000	854,000	854,000	1,282,000	5,174,000	513,000
UltraShort Small-Cap ProFund	190,000	382,000	382,000	573,000	2,315,000	233,000
UltraSmall-Cap ProFund	1,609,000	3,219,000	3,219,000	4,828,000	19,482,000	1,912,000
U.S. Government Plus ProFund	901,000	1,802,000	1,802,000	2,704,000	10,907,000	1,070,000
Utilities UltraSector ProFund	76,000	154,000	154,000	231,000	937,000	101,000
	$35,346,000	$70,784,000	$70,784,000	$106,225,000	$428,671,000	$42,320,000

2 : : APPENDIX : : April 30, 2021 (unaudited)

Each repurchase agreement was fully collateralized by U.S. government and/or agency securities as of April 30, 2021 as follows:

(1)	U.S. Treasury Notes, 0.375%, due 11/30/25, total value $36,061,448.
(2)	U.S. Treasury Notes, 2.875%, due 9/30/23, total value $72,286,994.
(3)	U.S. Treasury Bonds, 6.625%, due 2/15/27, total value $72,590,863.
(4)	U.S. Treasury Notes, 1.50%, due 10/31/21, total value $108,358,467.
(5)	U.S. Treasury Notes, 1.625% to 2.625%, due 11/15/22 to 2/15/29, which had an aggregate value of $437,253,620.
(6)	U.S. Treasury Notes, 1.125% to 2.25%, due 1/31/24 to 2/15/31, Federal Farm Credit Banks, 2.37% to 2.875%, due 12/21/23 to 2/27/24, Federal Home Loan Banks, 1.875% to 3.375%, due 12/8/23 to 3/8/24, which had an aggregate value of $43,321,238.